UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Currency Income Advantage Fund

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Global Dividend Income Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Small-Cap Value Fund

Eaton Vance Tax-Managed Value Fund

Eaton Vance U.S. Government Money Market Fund

Parametric Market Neutral Fund

Parametric Tax-Managed International Equity Fund

Eaton Vance

Currency Income Advantage Fund

July 31, 2014 (Unaudited)

Eaton Vance Currency Income Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Currency Income Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $2,375,890 and the Fund owned 4.3% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Currency Income Advantage Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 38.9%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 5.5%
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	$1,903,053
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	411,291
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	52,600	724,349

Total Bangladesh			$3,038,693

Colombia — 0.6%
Titulos De Tesoreria B, 5.25%, 11/11/15	COP	683,000	$364,712

Total Colombia			$364,712

Dominican Republic — 4.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(1)	DOP	12,260	$297,982
Dominican Republic International Bond, 11.50%, 5/10/24(1)	DOP	6,000	146,975
Dominican Republic International Bond, 14.00%, 4/30/21(1)	DOP	7,000	182,116
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	1,800	48,494
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	13,800	371,788
Dominican Republic International Bond, 15.95%, 6/4/21(1)	DOP	6,500	193,085
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	900	29,452
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	28,600	935,919

Total Dominican Republic			$2,205,811

Georgia — 2.4%
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	2,276	$1,334,240

Total Georgia			$1,334,240

Iceland — 1.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	13,685	$102,094
Republic of Iceland, 7.25%, 10/26/22	ISK	20,135	155,862
Republic of Iceland, 8.75%, 2/26/19	ISK	39,814	328,240

Total Iceland			$586,196

Philippines — 1.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	28,000	$698,687

Total Philippines			$698,687

Serbia — 4.3%
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	202,440	$2,391,819

Total Serbia			$2,391,819

Sri Lanka — 8.2%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	273,460	$1,952,042
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	321,000	2,548,201

Total Sri Lanka			$4,500,243

Turkey — 1.3%
Turkey Government Bond, 6.50%, 1/7/15	TRY	1,556	$723,321

Total Turkey			$723,321

Uganda — 0.9%
Uganda Government Bond, 14.125%, 12/1/16	UGX	1,265,800	$490,222

Total Uganda			$490,222

Uruguay — 1.0%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	7,085	$264,945
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	4,990	183,575

1

Security	Principal Amount (000’s omitted)		Value
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	$35,636
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	1,655	57,178

Total Uruguay			$541,334

Vietnam — 8.3%
Vietnam Government Bond, 6.70%, 2/28/17	VND	44,438,100	$2,155,182
Vietnam Government Bond, 12.10%, 1/16/15	VND	50,000,000	2,426,848

Total Vietnam			$4,582,030

Total Foreign Government Bonds (identified cost $20,729,809)			$21,457,308

Foreign Corporate Bonds — 1.0%

Security	Principal Amount (000’s omitted)		Value
Supranational — 1.0%
International Bank for Reconstruction & Development, 3.40%, 4/15/17	UYU	12,474	$548,906

Total Supranational			$548,906

Total Foreign Corporate Bonds (identified cost $555,812)			$548,906

Short-Term Investments — 57.5%

Foreign Government Securities — 39.2%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	100	$56,798

Total Georgia			$56,798

Kenya — 7.2%
Kenya Treasury Bill, 0.00%, 9/22/14	KES	243,450	$2,741,614
Kenya Treasury Bill, 0.00%, 9/29/14	KES	21,400	240,602
Kenya Treasury Bill, 0.00%, 3/2/15	KES	91,000	979,929

Total Kenya			$3,962,145

Lebanon — 8.8%
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	858,600	$563,202
Lebanon Treasury Bill, 0.00%, 12/4/14	LBP	3,682,000	2,397,380
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	1,082,000	701,532
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	1,848,300	1,164,594

Total Lebanon			$4,826,708

Malaysia — 4.7%
Bank Negara Monetary Note, 0.00%, 9/11/14	MYR	8,326	$2,596,629

Total Malaysia			$2,596,629

Mauritius — 1.9%
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	32,800	$1,066,714

Total Mauritius			$1,066,714

Mexico — 0.4%
Mexico Cetes, 0.00%, 2/5/15	MXN	2,784	$207,435

Total Mexico			$207,435

2

Security	Principal Amount (000’s omitted)		Value
Nigeria — 4.0%
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	215,000	$1,293,006
Nigeria Treasury Bill, 0.00%, 12/4/14	NGN	153,600	916,688

Total Nigeria			$2,209,694

South Korea — 0.6%
Korea Monetary Stabilization Bond, 2.64%, 8/9/14	KRW	312,380	$303,934

Total South Korea			$303,934

Sri Lanka — 1.7%
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	36,400	$272,476
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	68,660	512,724
Sri Lanka Treasury Bill, 0.00%, 6/19/15	LKR	21,750	157,811

Total Sri Lanka			$943,011

Turkey — 3.0%
Turkey Government Bond, 10.00%, 6/17/15	TRY	3,517	$1,667,079

Total Turkey			$1,667,079

Uganda — 0.9%
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	1,424,100	$512,081

Total Uganda			$512,081

Uruguay — 4.1%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	51,721	$2,211,305
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	1,160	46,467

Total Uruguay			$2,257,772

Zambia — 1.8%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	3,625	$586,709
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	1,270	204,888
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	1,590	218,591

Total Zambia			$1,010,188

Total Foreign Government Securities (identified cost $21,915,978)			$21,620,188

U.S. Treasury Obligations — 9.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/21/14		$5,000	$4,999,965
U.S. Treasury Bill, 0.00%, 10/9/14		300	299,997

Total U.S. Treasury Obligations (identified cost $5,299,982)			$5,299,962

Other — 8.7%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)		$4,787	$4,786,901

Total Other (identified cost $4,786,901)			$4,786,901

Total Short-Term Investments (identified cost $32,002,861)			$31,707,051

3

Value

Total Investments— 97.4% (identified cost $53,288,482)	$53,713,265

Other Assets, Less Liabilities — 2.6%	$1,417,911

Net Assets — 100.0%	$55,131,176

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BDT	-	Bangladesh Taka

COP	-	Colombian Peso

DOP	-	Dominican Peso

GEL	-	Georgian Lari

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $898,104 or 1.6% of the Portfolio’s net assets.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $1,307,707 or 2.4% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $9,432.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CIA Commodity Subsidary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $455,207 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

4

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/14	Chilean Peso 595,901,296	United States Dollar 1,044,525	Citibank NA	$2,794	$—	$2,794
8/4/14	Chilean Peso 595,901,296	United States Dollar 1,039,713	Citibank NA	—	(2,018)	(2,018)
8/4/14	Peruvian New Sol 11,745,433	United States Dollar 4,198,546	Bank of America NA	5,246	—	5,246
8/4/14	Peruvian New Sol 11,745,433	United States Dollar 4,206,064	BNP Paribas	12,764	—	12,764
8/4/14	United States Dollar 1,039,713	Chilean Peso 595,901,296	Citibank NA	2,018	—	2,018
8/4/14	United States Dollar 1,053,946	Chilean Peso 595,901,296	Citibank NA	—	(12,216)	(12,216)
8/4/14	United States Dollar 4,209,078	Peruvian New Sol 11,745,433	Bank of America NA	—	(15,778)	(15,778)
8/4/14	United States Dollar 4,198,546	Peruvian New Sol 11,745,433	BNP Paribas	—	(5,246)	(5,246)
8/5/14	Euro 2,729,854	Romanian Leu 12,212,000	Bank of America NA	37,785	—	37,785
8/6/14	Euro 1,151,192	United States Dollar 1,597,049	Deutsche Bank AG	55,535	—	55,535
8/6/14	United States Dollar 744,235	Euro 549,402	Deutsche Bank AG	—	(8,554)	(8,554)
8/6/14	United States Dollar 235,145	Paraguayan Guarani 1,112,000,000	Citibank NA	23,564	—	23,564
8/6/14	United States Dollar 1,035,315	Philippine Peso 45,148,000	Bank of America NA	2,250	—	2,250
8/6/14	United States Dollar 1,235,416	Philippine Peso 53,874,000	Citibank NA	2,685	—	2,685
8/6/14	United States Dollar 1,430,150	Philippine Peso 62,366,000	Standard Chartered Bank	3,108	—	3,108
8/8/14	New Turkish Lira 2,191,000	United States Dollar 1,019,971	Standard Chartered Bank	—	(968)	(968)
8/8/14	United States Dollar 3,514,713	New Turkish Lira 7,525,000	Standard Chartered Bank	—	(8,293)	(8,293)
8/11/14	United States Dollar 1,656,125	Yuan Offshore Renminbi 10,290,000	Citibank NA	7,904	—	7,904
8/12/14	United States Dollar 1,927,081	Indian Rupee 117,487,000	Deutsche Bank AG	8,910	—	8,910
8/12/14	United States Dollar 804,947	Mexican Peso 10,506,979	Standard Chartered Bank	—	(10,641)	(10,641)
8/13/14	Euro 1,868,000	United States Dollar 2,571,489	Deutsche Bank AG	70,073	—	70,073
8/13/14	United States Dollar 163,220	Paraguayan Guarani 742,000,000	Citibank NA	9,376	—	9,376
8/18/14	Euro 3,505,372	Polish Zloty 14,574,899	Citibank NA	—	(27,243)	(27,243)
8/20/14	Indonesian Rupiah 2,459,351,000	United States Dollar 211,303	Standard Chartered Bank	1,832	—	1,832
8/20/14	United States Dollar 3,760,504	Indonesian Rupiah 44,618,381,000	Deutsche Bank AG	39,778	—	39,778
8/21/14	Euro 28,800	United States Dollar 38,925	Bank of America NA	358	—	358
8/21/14	Euro 14,805	United States Dollar 20,094	Bank of America NA	268	—	268

5

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/21/14	Euro 7,405	United States Dollar 10,067	Bank of America NA	$150	$—	$150
8/25/14	Euro 312,654	United States Dollar 426,253	Bank of America NA	7,565	—	7,565
8/27/14	Argentine Peso 460,000	United States Dollar 52,571	Bank of America NA	—	(1,768)	(1,768)
8/27/14	Argentine Peso 390,000	United States Dollar 43,870	Bank of America NA	—	(2,201)	(2,201)
8/27/14	United States Dollar 89,947	Argentine Peso 850,000	Bank of America NA	10,463	—	10,463
8/28/14	United States Dollar 1,837,114	Indian Rupee 109,909,000	Standard Chartered Bank	—	(35,686)	(35,686)
9/3/14	United States Dollar 1,119,655	Brazilian Real 2,519,000	Standard Chartered Bank	—	(19,093)	(19,093)
9/4/14	Euro 2,410,706	British Pound Sterling 1,960,000	Deutsche Bank AG	79,875	—	79,875
9/4/14	Euro 761,236	British Pound Sterling 609,000	Morgan Stanley & Co. International PLC	8,486	—	8,486
9/8/14	Argentine Peso 1,234,000	United States Dollar 137,264	Bank of America NA	—	(6,335)	(6,335)
9/8/14	United States Dollar 130,169	Argentine Peso 1,234,000	Bank of America NA	13,430	—	13,430
9/9/14	Zambian Kwacha 3,370,000	United States Dollar 563,545	Standard Chartered Bank	25,343	—	25,343
9/11/14	United States Dollar 2,211,979	New Zealand Dollar 2,530,000	Bank of America NA	—	(70,694)	(70,694)
9/12/14	Euro 768,249	United States Dollar 1,041,016	Citibank NA	12,165	—	12,165
9/15/14	Euro 2,400,221	Norwegian Krone 19,545,000	Deutsche Bank AG	—	(109,945)	(109,945)
9/15/14	Norwegian Krone 13,383,000	Euro 1,587,394	Citibank NA	147	—	147
9/15/14	Norwegian Krone 6,162,000	Euro 735,481	Deutsche Bank AG	6,214	—	6,214
9/15/14	United States Dollar 252,525	Azerbaijani Manat 205,000	VTB Capital PLC	7,924	—	7,924
9/16/14	South Korean Won 55,631,000	United States Dollar 54,503	Standard Chartered Bank	746	—	746
9/16/14	United States Dollar 478,873	Armenian Dram 209,052,000	VTB Capital PLC	40,300	—	40,300
9/16/14	United States Dollar 2,452,201	South Korean Won 2,505,659,000	Bank of America NA	—	(30,953)	(30,953)
9/23/14	Zambian Kwacha 1,239,000	United States Dollar 207,538	Citibank NA	11,325	—	11,325
9/24/14	Euro 776,632	United States Dollar 1,051,898	Deutsche Bank AG	11,779	—	11,779
9/24/14	United States Dollar 1,045,914	Euro 776,632	BNP Paribas	—	(5,796)	(5,796)
9/29/14	United States Dollar 1,661,273	Israeli Shekel 5,680,209	BNP Paribas	—	(2,490)	(2,490)
9/29/14	United States Dollar 4,181,357	Peruvian New Sol 11,745,433	BNP Paribas	—	(15,225)	(15,225)
9/30/14	United States Dollar 692,112	Malaysian Ringgit 2,234,000	Citibank NA	1,218	—	1,218
10/3/14	Sri Lankan Rupee 60,852,000	United States Dollar 461,840	Standard Chartered Bank	—	(3,659)	(3,659)

6

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/9/14	United States Dollar 416,461	Azerbaijani Manat 337,000	VTB Capital PLC	$10,500	$—	$10,500
10/9/14	United States Dollar 122,775	Azerbaijani Manat 100,000	VTB Capital PLC	3,920	—	3,920
10/9/14	United States Dollar 84,663	Azerbaijani Manat 69,000	VTB Capital PLC	2,757	—	2,757
10/14/14	United States Dollar 1,806,831	Colombian Peso 3,398,649,658	Citibank NA	—	(9,460)	(9,460)
10/14/14	United States Dollar 612,241	Indian Rupee 37,163,000	Standard Chartered Bank	—	(8,227)	(8,227)
10/22/14	United States Dollar 786,292	Indonesian Rupiah 9,297,900,000	BNP Paribas	—	(12,047)	(12,047)
10/24/14	United States Dollar 2,174,974	Singapore Dollar 2,696,000	Deutsche Bank AG	—	(13,813)	(13,813)
10/28/14	United States Dollar 2,207,357	Mexican Peso 28,774,000	Citibank NA	—	(44,006)	(44,006)
11/3/14	United States Dollar 1,036,350	Chilean Peso 595,901,296	Citibank NA	—	(3,904)	(3,904)
1/12/15	United States Dollar 106,464	Ugandan Shilling 291,180,000	Citibank NA	711	—	711
1/12/15	United States Dollar 421,375	Ugandan Shilling 1,150,355,000	Standard Chartered Bank	2,039	—	2,039
2/5/15	United States Dollar 1,049,355	Kazakhstani Tenge 174,193,000	Deutsche Bank AG	—	(127,730)	(127,730)
2/6/15	United States Dollar 322,581	Uruguayan Peso 8,000,000	Citibank NA	4,709	—	4,709
2/13/15	United States Dollar 321,932	Uruguayan Peso 8,000,000	Citibank NA	4,636	—	4,636
2/23/15	Argentine Peso 1,000,000	United States Dollar 96,432	Citibank NA	—	(2,173)	(2,173)
2/23/15	Argentine Peso 1,000,000	United States Dollar 96,395	Citibank NA	—	(2,210)	(2,210)
2/23/15	United States Dollar 172,414	Argentine Peso 2,000,000	Citibank NA	24,795	—	24,795
2/24/15	Argentine Peso 390,000	United States Dollar 37,346	Citibank NA	—	(1,083)	(1,083)
2/24/15	Argentine Peso 610,000	United States Dollar 58,329	Citibank NA	—	(1,777)	(1,777)
2/24/15	United States Dollar 86,207	Argentine Peso 1,000,000	Citibank NA	12,327	—	12,327
2/25/15	Argentine Peso 1,000,000	United States Dollar 95,841	Citibank NA	—	(2,622)	(2,622)
2/25/15	Argentine Peso 1,000,000	United States Dollar 95,547	Citibank NA	—	(2,915)	(2,915)
2/25/15	Argentine Peso 2,000,000	United States Dollar 192,604	Citibank NA	—	(4,322)	(4,322)
2/25/15	United States Dollar 346,320	Argentine Peso 4,000,000	Citibank NA	47,531	—	47,531
3/19/15	Euro 1,453,724	Serbian Dinar 183,460,000	Deutsche Bank AG	65,483	—	65,483

7

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/31/15	Euro 818,937	Romanian Leu 3,650,000	BNP Paribas	$—	$(6,143)	$(6,143)
4/30/15	United States Dollar 394,945	Uruguayan Peso 10,000,000	Citibank NA	3,721	—	3,721
6/11/15	United States Dollar 213,664	Zambian Kwacha 1,595,000	Standard Chartered Bank	9,148	—	9,148
6/12/15	United States Dollar 132,468	Zambian Kwacha 969,000	Citibank NA	2,834	—	2,834
6/12/15	United States Dollar 98,779	Zambian Kwacha 703,800	Citibank NA	—	(507)	(507)
6/12/15	United States Dollar 241,334	Zambian Kwacha 1,697,300	Citibank NA	—	(4,340)	(4,340)
6/15/15	United States Dollar 1,715,509	Ugandan Shilling 4,757,107,045	Citibank NA	—	(43,475)	(43,475)
6/17/15	United States Dollar 238,275	Zambian Kwacha 1,755,000	Standard Chartered Bank	6,218	—	6,218
6/18/15	United States Dollar 327,144	Zambian Kwacha 2,393,700	Standard Chartered Bank	6,177	—	6,177
6/18/15	United States Dollar 139,483	Zambian Kwacha 1,017,000	Standard Chartered Bank	2,133	—	2,133
6/18/15	United States Dollar 672,464	Zambian Kwacha 4,766,200	Standard Chartered Bank	—	(8,774)	(8,774)

				$733,017	$(694,330)	$38,687

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2014, the Portfolio invested in commodity futures contracts that provided exposure to the investment returns of certain commodities. Commodity futures contracts were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Foreign Exchange Risk: During the fiscal year to date ended July 31, 2014, the Portfolio engaged in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$ 733,017	$(694,330)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,487,364

Gross unrealized appreciation	$898,045
Gross unrealized depreciation	(672,144)

Net unrealized appreciation	$225,901

8

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$21,457,308	$—	$21,457,308
Foreign Corporate Bonds	—	548,906	—	548,906
Short-Term Investments -
Foreign Government Securities	—	21,620,188	—	21,620,188
U.S. Treasury Obligations	—	5,299,962	—	5,299,962
Other	—	4,786,901	—	4,786,901
Total Investments	$—	$53,713,265	$—	$53,713,265
Forward Foreign Currency Exchange Contracts	$—	$733,017	$—	$733,017
Total	$—	$54,446,282	$—	$54,446,282

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(694,330)	$—	$(694,330)
Total	$—	$(694,330)	$—	$(694,330)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Diversified Currency Income Fund

July 31, 2014 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $678,626,332 and the Fund owned 95.7% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

International Income Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 32.7%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 3.0%
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	220,000	$2,976,524
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,869,353
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,943,832
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,383,640
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	309,600	4,230,421
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	122,000	1,669,550
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	306,500	4,190,960
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,955,498

Total Bangladesh			$21,219,778

Bosnia and Herzegovina — 1.4%
Republic of Srpska, 1.50%, 6/30/23	BAM	2,941	$1,444,928
Republic of Srpska, 1.50%, 10/30/23	BAM	6,951	3,454,565
Republic of Srpska, 1.50%, 12/15/23	BAM	1,536	752,189
Republic of Srpska, 1.50%, 6/15/24	BAM	1,085	510,415
Republic of Srpska, 1.50%, 5/31/25	BAM	4,696	2,106,233
Republic of Srpska, 1.50%, 6/9/25	BAM	346	153,433
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	971,890
Republic of Srpska, 1.50%, 9/25/26	BAM	1,639	734,918

Total Bosnia and Herzegovina			$10,128,571

Brazil — 0.8%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	12,744	$5,781,277

Total Brazil			$5,781,277

Chile — 0.8%
Government of Chile, 6.00%, 1/1/15	CLP	3,270,000	$5,776,432

Total Chile			$5,776,432

Colombia — 1.9%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	13,092,200	$7,236,289
Titulos De Tesoreria B, 13.50%, 9/12/14	COP	11,529,700	6,220,495

Total Colombia			$13,456,784

Costa Rica — 0.6%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,223,004
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	526,513	831,134
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	291,872	533,913

Total Costa Rica			$4,588,051

Dominican Republic — 2.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	56,710	$1,378,350
Dominican Republic International Bond, 11.50%, 5/10/24(2)	DOP	56,000	1,371,763
Dominican Republic International Bond, 14.00%, 4/30/21(2)	DOP	32,100	835,132
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	8,600	231,694
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	99,300	2,675,255

1

Security	Principal Amount (000’s omitted)		Value
Dominican Republic International Bond, 15.95%, 6/4/21(2)	DOP	33,500	$995,130
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	3,900	127,625
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	195,600	6,400,905

Total Dominican Republic			$14,015,854

Georgia — 0.4%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	2,193	$1,279,487
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	301,785
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	296,521
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	312,512
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	1,000	586,221
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	306,924

Total Georgia			$3,083,450

Iceland — 1.3%
Republic of Iceland, 6.25%, 2/5/20	ISK	216,350	$1,614,027
Republic of Iceland, 7.25%, 10/26/22	ISK	247,064	1,912,447
Republic of Iceland, 8.75%, 2/26/19	ISK	703,072	5,796,367

Total Iceland			$9,322,841

Jordan — 2.0%
Jordan Government Bond, 6.511%, 5/15/16	JOD	2,000	$2,959,006
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,939,179
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,412,735
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,623,179

Total Jordan			$13,934,099

Mexico — 0.9%
Mexican Bonos, 6.00%, 6/18/15	MXN	78,200	$6,076,921

Total Mexico			$6,076,921

Peru — 1.8%
Republic of Peru, 9.91%, 5/5/15	PEN	31,641	$11,863,624
Republic of Peru, 9.91%, 5/5/15(3)	PEN	3,174	1,190,075

Total Peru			$13,053,699

Philippines — 0.4%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,645,029

Total Philippines			$2,645,029

Romania — 1.2%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$8,427,902

Total Romania			$8,427,902

Serbia — 4.6%
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	330,000	$3,640,464
Serbia Treasury Bill, 0.00%, 6/4/15	RSD	401,490	4,297,514
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020	1,770,930
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	657,271
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080	3,488,550
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	121,900	1,416,472
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	3,286,175
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	1,354,997

2

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	890,500	$10,205,833
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	1,115,622
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	91,480	1,080,832

Total Serbia			$32,314,660

Sri Lanka — 2.5%
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	520,215	$3,998,208
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	595,640	4,734,420
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,084,210	8,623,896
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	14,980	128,796

Total Sri Lanka			$17,485,320

Uganda — 0.6%
Uganda Government Bond, 13.375%, 2/25/16	UGX	1,310,300	$508,588
Uganda Government Bond, 14.00%, 3/24/16	UGX	1,567,700	613,031
Uganda Government Bond, 14.125%, 12/1/16	UGX	2,841,000	1,100,270
Uganda Government Bond, 14.625%, 11/1/18	UGX	5,080,100	2,008,055

Total Uganda			$4,229,944

Uruguay — 3.1%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	18,968	$810,967
Monetary Regulation Bill, 0.00%, 3/26/15(1)	UYU	38,953	1,615,451
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	68,775	2,571,857
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	37,000	1,361,173
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	3,000	106,909
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	7,299	252,169
Republic of Uruguay, 4.375%, 12/15/28 (1)	UYU	8,089	389,248
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	104,225	4,178,597
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	52,184	2,159,724
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(1)	UYU	97,519	4,144,095
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	77,441	3,288,876
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,037,071

Total Uruguay			$21,916,137

Vietnam — 3.4%
Vietnam Government Bond, 6.30%, 3/15/17	VND	20,000,000	$961,056
Vietnam Government Bond, 6.70%, 2/28/17	VND	50,000,000	2,424,926
Vietnam Government Bond, 8.20%, 3/15/15	VND	100,000,000	4,818,059
Vietnam Government Bond, 9.10%, 12/15/14	VND	121,116,200	5,805,774
Vietnam Government Bond, 10.80%, 4/15/15	VND	47,866,000	2,351,978
Vietnam Government Bond, 11.33%, 5/13/15	VND	80,000,000	3,950,267
Vietnam Government Bond, 12.10%, 1/16/15	VND	80,000,000	3,882,957

Total Vietnam			$24,195,017

Total Foreign Government Bonds (identified cost $232,695,409)			$231,651,766

Foreign Corporate Bonds — 0.2%
Supranational — 0.2%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(1)	UYU	37,847	$1,665,368

Total Supranational			$1,665,368

Total Foreign Corporate Bonds (identified cost $1,686,248)			$1,665,368

3

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$245,095	$270,892
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39 (4)		674,395	751,848

Total Collateralized Mortgage Obligations (identified cost $952,651)			$1,022,740

Mortgage Pass-Throughs — 1.0%

Security	Principal Amount		Value
Federal National Mortgage Association:
1.932%, with maturity at 2035(5)(6)		$1,083,286	$1,121,184
3.922%, with maturity at 2035(5)		952,915	1,036,071
6.50%, with various maturities to 2036(6)		1,626,424	1,867,642
7.00%, with maturity at 2033		602,130	696,109
7.50%, with maturity at 2035		351,739	418,689
8.50%, with maturity at 2032		302,168	366,972

			$5,506,667

Government National Mortgage Association:
7.00%, with maturity at 2035(6)		$934,933	$1,092,844
8.00%, with maturity at 2016		75,851	78,213
9.00%, with various maturities to 2024		569,378	658,783

			$1,829,840

Total Mortgage Pass-Throughs (identified cost $6,888,685)			$7,336,507

U.S. Treasury Obligations — 14.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bond, 11.25%, 2/15/15(6)		$98,200	$104,107,319

Total U.S. Treasury Obligations (identified cost $104,032,819)			$104,107,319

Short-Term Investments — 48.5%

Foreign Government Securities — 30.3%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.0%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	3,700	$2,101,542
Georgia Treasury Bill, 0.00%, 2/19/15	GEL	8,749	4,942,536

Total Georgia			$7,044,078

Israel — 0.7%
Israel Treasury Bill, 0.00%, 1/7/15	ILS	16,567	$4,825,061

Total Israel			$4,825,061

4

Security	Principal Amount (000’s omitted)		Value
Kenya — 3.0%
Kenya Treasury Bill, 0.00%, 8/18/14	KES	70,000	$794,820
Kenya Treasury Bill, 0.00%, 9/22/14	KES	187,100	2,107,028
Kenya Treasury Bill, 0.00%, 9/29/14	KES	15,000	168,646
Kenya Treasury Bill, 0.00%, 10/20/14	KES	101,200	1,132,241
Kenya Treasury Bill, 0.00%, 3/16/15	KES	316,600	3,396,481
Kenya Treasury Bill, 0.00%, 4/13/15	KES	502,800	5,353,548
Kenya Treasury Bill, 0.00%, 4/20/15	KES	406,800	4,323,239
Kenya Treasury Bill, 0.00%, 4/27/15	KES	396,900	4,210,088

Total Kenya			$21,486,091

Lebanon — 4.6%
Lebanon Treasury Bill, 0.00%, 8/28/14	LBP	2,138,110	$1,409,581
Lebanon Treasury Bill, 0.00%, 11/6/14	LBP	9,432,000	6,165,578
Lebanon Treasury Bill, 0.00%, 12/4/14	LBP	3,742,800	2,436,967
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	5,283,500	3,425,643
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	17,930,200	11,346,924
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	7,431,600	4,682,573
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	2,847,810	1,901,235
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	2,281,990	1,525,936

Total Lebanon			$32,894,437

Malaysia — 3.0%
Bank Negara Monetary Note, 0.00%, 9/11/14	MYR	68,236	$21,280,753

Total Malaysia			$21,280,753

Mauritius — 1.2%
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	121,200	$3,941,636
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	95,600	3,109,080
Mauritius Treasury Bill, 0.00%, 4/24/15	MUR	37,100	1,201,661

Total Mauritius			$8,252,377

Mexico — 2.1%
Mexico Cetes, 0.00%, 8/21/14	MXN	36,351	$2,746,082
Mexico Cetes, 0.00%, 4/1/15	MXN	160,505	11,904,566

Total Mexico			$14,650,648

Nigeria — 2.0%
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	1,390,800	$8,364,242
Nigeria Treasury Bill, 0.00%, 12/4/14	NGN	993,300	5,928,036

Total Nigeria			$14,292,278

Philippines — 2.0%
Philippine Treasury Bill, 0.00%, 8/6/14	PHP	176,600	$4,060,910
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	161,170	3,698,064
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	277,770	6,367,935
Philippine Treasury Bill, 0.00%, 1/7/15	PHP	8,220	187,730

Total Philippines			$14,314,639

Singapore — 2.0%
Monetary Authority of Singapore, 0.00%, 10/17/14	SGD	17,653	$14,142,621

Total Singapore			$14,142,621

5

Security	Principal Amount (000’s omitted)		Value
South Korea — 1.4%
Korea Monetary Stabilization Bond, 0.00%, 9/23/14	KRW	10,381,000	$10,064,779

Total South Korea			$10,064,779

Sri Lanka — 4.4%
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	59,530	$452,345
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	44,850	340,390
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	63,800	481,911
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	301,460	2,265,156
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	361,400	2,712,132
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	140,090	1,049,981
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	212,400	1,589,943
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	110,770	828,135
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	171,900	1,283,677
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	224,100	1,667,869
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	73,730	546,567
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,018,700	7,541,345
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	1,009,540	7,463,420
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	81,780	603,832
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	148,600	1,089,005
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	44,970	328,738
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	88,270	639,659

Total Sri Lanka			$30,884,105

Turkey — 0.5%
Turkey Government Bond, 6.50%, 1/7/15	TRY	7,835	$3,642,171

Total Turkey			$3,642,171

Uganda — 0.7%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	1,135,800	$420,860
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	1,336,300	493,098
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	619,000	226,422
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	619,000	224,548
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	10,372,300	3,729,693

Total Uganda			$5,094,621

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 10/15/14	UYU	912	$38,303
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	31,500	1,278,379
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	10,660	427,016
Monetary Regulation Bill, 0.00%, 2/20/15(1)	UYU	7,027	292,994

Total Uruguay			$2,036,692

Vietnam — 0.5%
Vietnam Treasury Bill, 0.00%, 7/21/15	VND	81,737,000	$3,853,762

Total Vietnam			$3,853,762

Zambia — 0.9%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	13,755	$2,226,257
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	15,260	2,461,882

6

Security	Principal Amount (000’s omitted)		Value
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	10,190	$1,400,906

Total Zambia			$6,089,045

Total Foreign Government Securities (identified cost $215,453,791)			$214,848,158

U.S. Treasury Obligations — 13.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 10/9/14		$71,000	$70,999,290
U.S. Treasury Note, 4.25%, 8/15/14		25,000	25,041,025

Total U.S. Treasury Obligations (identified cost $96,036,117)			$96,040,315

Other — 4.7%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)		$33,006	$33,006,248

Total Other (identified cost $33,006,248)			$33,006,248

Total Short-Term Investments (identified cost $344,496,156)			$343,894,721

Total Investments — 97.3% (identified cost $690,751,968)			$689,678,421

Other Assets, Less Liabilities — 2.7%			$19,288,595

Net Assets — 100.0%			$708,967,016

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

GEL	-	Georgian Lari

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

7

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $4,939,694 or 0.7% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $10,266,235 or 1.4% of the Portfolio’s net assets.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(5)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2014.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $62,675.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $1,302,396 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

8

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/14	Chilean Peso 672,017,000	United States Dollar 1,177,944	Citibank NA	$3,151	$—	$3,151
8/4/14	United States Dollar 1,188,569	Chilean Peso 672,017,000	Citibank NA	—	(13,776)	(13,776)
8/5/14	Euro 17,640,103	Romanian Leu 78,913,000	Bank of America	244,161	—	244,161
8/6/14	Euro 8,519,296	United States Dollar 11,818,819	Deutsche Bank	410,983	—	410,983
8/6/14	United States Dollar 6,300,308	Euro 4,650,951	Deutsche Bank	—	(72,413)	(72,413)
8/6/14	United States Dollar 2,237,048	Paraguayan Guarani 10,579,000,000	Citibank NA	224,180	—	224,180
8/6/14	United States Dollar 3,194,850	Philippine Peso 139,321,000	Bank of America	6,943	—	6,943
8/6/14	United States Dollar 2,464,410	Philippine Peso 107,468,000	Citibank NA	5,356	—	5,356
8/6/14	United States Dollar 2,908,251	Philippine Peso 126,823,000	Goldman Sachs International	6,320	—	6,320
8/6/14	United States Dollar 2,852,871	Philippine Peso 124,408,000	Standard Chartered Bank	6,200	—	6,200
8/8/14	New Turkish Lira 19,777,000	United States Dollar 9,206,741	Standard Chartered Bank	—	(8,736)	(8,736)
8/8/14	United States Dollar 38,948,371	New Turkish Lira 83,388,462	Standard Chartered Bank	—	(91,901)	(91,901)
8/11/14	United States Dollar 10,692,225	Yuan Renminbi Offshore 66,434,000	Citibank NA	51,030	—	51,030
8/12/14	Indian Rupee 382,911,000	United States Dollar 6,402,123	Nomura International PLC	92,386	—	92,386
8/12/14	United States Dollar 8,470,237	Indian Rupee 516,399,000	Deutsche Bank	39,161	—	39,161
8/12/14	United States Dollar 9,736,806	Indian Rupee 593,471,000	Goldman Sachs International	42,610	—	42,610
8/13/14	Euro 25,255,549	United States Dollar 34,768,304	UBS AG	948,903	—	948,903
8/13/14	United States Dollar 2,622,277	Euro 1,914,334	BNP Paribas	—	(58,816)	(58,816)
8/13/14	United States Dollar 1,552,794	Paraguayan Guarani 7,059,000,000	Citibank NA	89,198	—	89,198
8/14/14	United States Dollar 18,449,518	Indonesian Rupiah 209,586,522,521	Barclays Bank PLC	—	498,525)	(498,525)
8/18/14	Euro 12,498,576	Polish Zloty 51,967,517	BNP Paribas	—	(97,136)	(97,136)
8/18/14	Euro 11,436,409	Polish Zloty 47,551,159	Citibank NA	—	(88,881)	(88,881)
8/18/14	Euro 738,787	United States Dollar 1,012,729	Goldman Sachs International	23,413	—	23,413
8/20/14	Indonesian Rupiah 17,333,881,000	United States Dollar 1,489,293	Standard Chartered Bank	12,914	—	12,914
8/21/14	Euro 227,110	United States Dollar 308,243	Bank of America	4,115	—	4,115
8/21/14	Euro 113,555	United States Dollar 154,372	Bank of America	2,308	—	2,308
8/21/14	Euro 66,703	United States Dollar 90,152	Bank of America	829	—	829
8/25/14	Euro 4,726,358	United States Dollar 6,443,610	Bank of America	114,362	—	114,362

9

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/25/14	Euro 565,611	United States Dollar 771,061	Goldman Sachs International	$13,629	$—	$13,629
8/27/14	Argentine Peso 4,738,000	United States Dollar 541,486	Bank of America	—	(18,213)	(18,213)
8/27/14	Argentine Peso 4,012,000	United States Dollar 451,294	Bank of America	—	(22,643)	(22,643)
8/27/14	United States Dollar 925,926	Argentine Peso 8,750,000	Bank of America	107,710	—	107,710
8/28/14	United States Dollar 3,941,359	Indian Rupee 235,780,000	BNP Paribas	—	(76,885)	(76,885)
8/28/14	United States Dollar 4,082,277	Indian Rupee 244,210,000	JPMorgan Chase Bank	—	(79,634)	(79,634)
8/28/14	United States Dollar 4,330,419	Indian Rupee 259,076,000	Standard Chartered Bank	—	(84,120)	(84,120)
9/3/14	United States Dollar 2,652,680	Brazilian Real 5,968,000	Standard Chartered Bank	—	(45,235)	(45,235)
9/4/14	Euro 15,497,393	British Pound Sterling 12,600,000	Deutsche Bank	513,480	—	513,480
9/4/14	Euro 5,002,411	British Pound Sterling 4,002,000	Morgan Stanley & Co. International PLC	55,763	—	55,763
9/8/14	Argentine Peso 8,667,000	United States Dollar 964,071	Bank of America	—	(44,496)	(44,496)
9/8/14	United States Dollar 914,241	Argentine Peso 8,667,000	Bank of America	94,327	—	94,327
9/9/14	Zambian Kwacha 8,140,000	United States Dollar 1,360,976	Standard Bank	60,987	—	60,987
9/9/14	Zambian Kwacha 5,220,000	United States Dollar 872,910	Standard Chartered Bank	39,256	—	39,256
9/11/14	United States Dollar 14,279,068	New Zealand Dollar 16,332,000	Bank of America	—	(456,353)	(456,353)
9/12/14	Euro 6,015,640	United States Dollar 8,151,493	Citibank NA	95,257	—	95,257
9/15/14	Euro 15,427,810	Norwegian Krone 125,628,653	Deutsche Bank	—	(706,689)	(706,689)
9/15/14	Norwegian Krone 86,482,653	Euro 10,257,941	Citibank NA	949	—	949
9/15/14	Norwegian Krone 39,146,000	Euro 4,672,368	Deutsche Bank	39,474	—	39,474
9/15/14	United States Dollar 1,553,289	Azerbaijani Manat 1,260,960	VTB Capital PLC	48,744	—	48,744
9/16/14	South Korean Won 2,368,311,000	United States Dollar 2,320,281	Standard Chartered Bank	31,754	—	31,754
9/16/14	United States Dollar 9,773,007	South Korean Won 9,986,059,000	Bank of America	—	(123,359)	(123,359)
9/16/14	United States Dollar 1,340,989	Zambian Kwacha 8,787,500	Barclays Bank PLC	56,494	—	56,494
9/23/14	United States Dollar 1,314,353	Zambian Kwacha 8,379,000	Barclays Bank PLC	12,574	—	12,574
9/23/14	Zambian Kwacha 4,840,000	United States Dollar 813,445	Barclays Bank PLC	46,966	—	46,966
9/23/14	Zambian Kwacha 5,808,000	United States Dollar 954,478	Barclays Bank PLC	34,703	—	34,703
9/23/14	Zambian Kwacha 4,251,000	United States Dollar 698,030	Barclays Bank PLC	24,827	—	24,827
9/24/14	Euro 6,391,730	United States Dollar 8,657,183	Deutsche Bank	96,945	—	96,945
9/29/14	United States Dollar 5,849,609	Israeli Shekel 20,000,926	BNP Paribas	—	(8,769)	(8,769)
9/29/14	United States Dollar 7,943,827	Peruvian New Sol 22,494,536	BNP Paribas	35,036	—	35,036

10

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/29/14	United States Dollar 7,576,704	Peruvian New Sol 21,434,495	Morgan Stanley & Co. International PLC	$26,161	$—	$26,161
9/30/14	United States Dollar 410,976	Azerbaijani Manat 337,000	Standard Bank	17,778	—	17,778
10/2/14	United States Dollar 1,830,369	Euro 1,342,961	Morgan Stanley & Co. International PLC	—	(31,737)	(31,737)
10/3/14	Sri Lankan Rupee 65,068,000	United States Dollar 494,927	Standard Chartered Bank	—	(2,824)	(2,824)
10/3/14	Sri Lankan Rupee 1,614,085,000	United States Dollar 12,250,190	Standard Chartered Bank	—	(97,063)	(97,063)
10/8/14	Euro 10,245,375	United States Dollar 13,927,358	Bank of America	205,408	—	205,408
10/9/14	United States Dollar 3,950,816	Azerbaijani Manat 3,197,000	VTB Capital PLC	99,609	—	99,609
10/9/14	United States Dollar 859,423	Azerbaijani Manat 700,000	VTB Capital PLC	27,439	—	27,439
10/9/14	United States Dollar 815,951	Azerbaijani Manat 665,000	VTB Capital PLC	26,568	—	26,568
10/14/14	United States Dollar 3,987,018	Indian Rupee 242,012,000	Standard Chartered Bank	—	(53,573)	(53,573)
10/22/14	United States Dollar 3,213,022	Indonesian Rupiah 38,167,484,000	Bank of America	—	(34,782)	(34,782)
10/22/14	United States Dollar 5,304,140	Indonesian Rupiah 62,721,450,000	BNP Paribas	—	(81,269)	(81,269)
10/22/14	United States Dollar 3,320,841	Indonesian Rupiah 39,471,515,000	Deutsche Bank	—	(34,013)	(34,013)
10/28/14	United States Dollar 179,947	Mexican Peso 2,372,000	BNP Paribas	—	(1,610)	(1,610)
11/3/14	United States Dollar 1,168,725	Chilean Peso 672,017,000	Citibank NA	—	(4,402)	(4,402)
12/9/14	Ghanaian Cedi 7,051,000	United States Dollar 2,568,670	Citibank NA	713,501	—	713,501
12/9/14	Ghanaian Cedi 7,000,000	United States Dollar 2,568,807	Standard Bank	727,057	—	727,057
12/9/14	Ghanaian Cedi 7,044,500	United States Dollar 2,568,642	Standard Bank	715,183	—	715,183
12/9/14	United States Dollar 2,355,594	Ghanaian Cedi 7,051,000	Citibank NA	—	(500,425)	(500,425)
12/9/14	United States Dollar 4,691,979	Ghanaian Cedi 14,044,500	Standard Bank	—	(996,769)	(996,769)
12/12/14	Ghanaian Cedi 7,126,000	United States Dollar 2,568,854	Standard Bank	697,847	—	697,847
12/12/14	United States Dollar 2,377,314	Ghanaian Cedi 7,126,000	Standard Bank	—	(506,308)	(506,308)
12/19/14	Ghanaian Cedi 7,167,000	United States Dollar 2,568,817	Standard Bank	696,126	—	696,126
12/19/14	United States Dollar 2,383,042	Ghanaian Cedi 7,167,000	Standard Bank	—	(510,351)	(510,351)
12/22/14	United States Dollar 1,854,458	Azerbaijani Manat 1,503,038	VTB Capital PLC	31,412	—	31,412
1/12/15	United States Dollar 566,358	Ugandan Shilling 1,548,990,000	Citibank NA	3,783	—	3,783
1/12/15	United States Dollar 345,819	Ugandan Shilling 944,087,000	Standard Chartered Bank	1,673	—	1,673
1/20/15	United States Dollar 806,388	Ugandan Shilling 2,196,600,000	Barclays Bank PLC	560	—	560
1/23/15	United States Dollar 376,619	Ugandan Shilling 1,018,000,000	Citibank NA	—	(2,915)	(2,915)

11

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/29/15	United States Dollar 669,704	Ugandan Shilling 1,801,504,000	Barclays Bank PLC	$—	$(9,335)	$(9,335)
2/5/15	United States Dollar 6,044,753	Kazakhstani Tenge 1,003,429,000	Deutsche Bank	—	(735,778)	(735,778)
2/6/15	United States Dollar 1,250,000	Uruguayan Peso 31,000,000	Citibank NA	18,247	—	18,247
2/13/15	United States Dollar 1,247,485	Uruguayan Peso 31,000,000	Citibank NA	17,966	—	17,966
2/23/15	Argentine Peso 3,000,000	United States Dollar 287,494	Citibank NA	—	(8,320)	(8,320)
2/23/15	Argentine Peso 7,000,000	United States Dollar 675,024	Citibank NA	—	(15,208)	(15,208)
2/23/15	Argentine Peso 7,000,000	United States Dollar 674,764	Citibank NA	—	(15,468)	(15,468)
2/23/15	United States Dollar 1,465,517	Argentine Peso 17,000,000	Citibank NA	210,761	—	210,761
2/24/15	Argentine Peso 3,090,000	United States Dollar 295,892	Citibank NA	—	(8,577)	(8,577)
2/24/15	Argentine Peso 4,910,000	United States Dollar 469,497	Citibank NA	—	(14,303)	(14,303)
2/24/15	United States Dollar 689,655	Argentine Peso 8,000,000	Citibank NA	98,614	—	98,614
2/25/15	Argentine Peso 5,000,000	United States Dollar 477,737	Citibank NA	—	(14,577)	(14,577)
2/25/15	Argentine Peso 8,000,000	United States Dollar 766,724	Citibank NA	—	(20,978)	(20,978)
2/25/15	Argentine Peso 11,000,000	United States Dollar 1,059,322	Citibank NA	—	(23,769)	(23,769)
2/25/15	United States Dollar 2,077,922	Argentine Peso 24,000,000	Citibank NA	285,185	—	285,185
3/12/15	Russian Ruble 893,980,000	United States Dollar 22,869,788	Bank of America	—	(834,506)	(834,506)
3/12/15	United States Dollar 22,721,566	Russian Ruble 893,980,000	Credit Suisse International	982,728	—	982,728
3/31/15	Euro 334,306	Romanian Leu 1,490,000	BNP Paribas	—	(2,508)	(2,508)
4/30/15	United States Dollar 2,014,218	Uruguayan Peso 51,000,000	Citibank NA	18,976	—	18,976
6/11/15	United States Dollar 1,373,208	Zambian Kwacha 10,251,000	Standard Chartered Bank	58,793	—	58,793
6/12/15	United States Dollar 851,811	Zambian Kwacha 6,231,000	Citibank NA	18,224	—	18,224
6/12/15	United States Dollar 565,081	Zambian Kwacha 4,026,200	Citibank NA	—	(2,902)	(2,902)
6/12/15	United States Dollar 1,380,421	Zambian Kwacha 9,708,500	Citibank NA	—	(24,822)	(24,822)
6/15/15	United States Dollar 8,774,741	Ugandan Shilling 24,332,358,157	Citibank NA	—	(222,374)	(222,374)
6/17/15	United States Dollar 1,363,394	Zambian Kwacha 10,042,000	Standard Chartered Bank	35,582	—	35,582
6/18/15	United States Dollar 1,871,294	Zambian Kwacha 13,692,200	Standard Chartered Bank	35,333	—	35,333
6/18/15	United States Dollar 798,031	Zambian Kwacha 5,818,600	Standard Chartered Bank	12,205	—	12,205
6/25/15	United States Dollar 2,655,837	Zambian Kwacha 18,883,000	Barclays Bank PLC	—	(34,740)	(34,740)

				$9,520,117	$(7,442,786)	$2,077,331

12

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/14	34 U.S. 5-Year Treasury Note	Short	$(4,065,957)	$(4,040,422)	$25,535
9/14	14 U.S. 10-Year Treasury Note	Short	(1,749,641)	(1,744,531)	5,110
9/14	7 U.S. Long Treasury Bond	Short	(953,374)	(961,844)	(8,470)

					$22,175

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2014, the Portfolio invested in commodities-linked derivative investments, including commodity futures contracts, that provided exposure to the investment returns of certain commodities. Commodities-linked derivative instruments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$9,520,117	$(7,442,786)

		$9,520,117	$(7,442,786)

Interest Rate	Futures Contracts*	$30,645	$(8,470)

		$30,645	$(8,470)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$705,773,268

Gross unrealized appreciation	$8,661,945
Gross unrealized depreciation	(24,756,792)

Net unrealized depreciation	$(16,094,847)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

13

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$231,651,766	$—	$231,651,766
Foreign Corporate Bonds	—	1,665,368	—	1,665,368
Collateralized Mortgage Obligations	—	1,022,740	—	1,022,740
Mortgage Pass-Throughs	—	7,336,507	—	7,336,507
U.S. Treasury Obligations	—	104,107,319	—	104,107,319
Short-Term Investments -
Foreign Government Securities	—	214,848,158	—	214,848,158
U.S. Treasury Obligations	—	96,040,315	—	96,040,315
Other	—	33,006,248	—	33,006,248
Total Investments	$—	$689,678,421	$—	$689,678,421
Forward Foreign Currency Exchange Contracts	$—	$9,520,117	$—	$9,520,117
Futures Contracts	30,645	—	—	30,645
Total	$30,645	$699,198,538	$—	$699,229,183

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(7,442,786)	$—	$(7,442,786)
Futures Contracts	(8,470)	—	—	(8,470)
Total	$(8,470)	$(7,442,786)	$—	$(7,451,256)
The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance

Emerging Markets Local Income Fund

July 31, 2014 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $370,557,436 and the Fund owned 81.5% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 78.6%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$2,119,047

Total Albania			$2,119,047

Argentina — 3.8%
Republic of Argentina, 7.00%, 10/3/15	USD	13,803	$12,958,188
Republic of Argentina, 8.75%, 5/7/24	USD	4,607	4,282,589

Total Argentina			$17,240,777

Bangladesh — 1.9%
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	$1,025,107
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,699,154
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	301,600	4,108,033
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	140,000	1,928,971

Total Bangladesh			$8,761,265

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	2,202	$1,794,630

Total Barbados			$1,794,630

Bosnia and Herzegovina — 0.8%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	17	$11,294
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86	58,679
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	52,087
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	81,985
Republic of Srpska, 1.50%, 6/30/23	BAM	292	143,646
Republic of Srpska, 1.50%, 10/30/23	BAM	315	156,451
Republic of Srpska, 1.50%, 12/15/23	BAM	48	23,482
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,494,634
Republic of Srpska, 1.50%, 6/9/25	BAM	534	236,637
Republic of Srpska, 1.50%, 12/24/25	BAM	581	256,542
Republic of Srpska, 1.50%, 9/25/26	BAM	361	162,061

Total Bosnia and Herzegovina			$3,677,498

Brazil — 1.6%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	$5,336,457
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	2,086,084

Total Brazil			$7,422,541

Colombia — 6.6%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$3,794,543
Titulos De Tesoreria B, 8.00%, 10/28/15	COP	727,000	402,690
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	21,845,500	14,410,095
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	11,217,435

Total Colombia			$29,824,763

Costa Rica — 0.0%(2)
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	61,586	$97,217
Titulo Propiedad UD, 1.63%, 7/13/16(3)	CRC	6,919	12,657

Total Costa Rica			$109,874

Cyprus — 0.8%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	2,829	$3,808,250

Total Cyprus			$3,808,250

Dominican Republic — 1.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	15,020	$365,065

1

Security	Principal Amount (000’s omitted)		Value
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	28,000	$685,882
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	8,500	221,141
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	2,300	61,965
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	26,400	711,246
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	17,000	504,991
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	1,000	32,724
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	52,700	1,724,579

Total Dominican Republic			$4,307,593

Ecuador — 1.3%
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	5,640	$5,950,200

Total Ecuador			$5,950,200

Fiji — 0.4%
Republic of Fiji, 9.00%, 3/15/16	USD	1,737	$1,792,809

Total Fiji			$1,792,809

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$1,130,942

Total Finland			$1,130,942

Hungary — 2.5%
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	$4,915,037
Hungary Government Bond, 6.50%, 6/24/19(5)	HUF	274,340	1,307,709
Hungary Government Bond, 6.75%, 11/24/17(5)	HUF	1,123,980	5,321,562

Total Hungary			$11,544,308

Indonesia — 7.7%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,432,503
Indonesia Government Bond, 7.875%, 4/15/19	IDR	56,433,000	4,884,117
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	415,066
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000	2,538,741
Indonesia Government Bond, 8.375%, 3/15/24	IDR	41,346,000	3,668,553
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,222,932
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	3,305,471
Indonesia Government Bond, 9.50%, 7/15/31	IDR	63,823,000	5,967,471
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	527,549
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	2,147,874
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	830,541
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,211,368
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	1,096,826
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	1,451,284
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000	2,511,293

Total Indonesia			$35,211,589

Iraq — 0.2%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	1,250	$1,121,875

Total Iraq			$1,121,875

Jordan — 2.1%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800	$1,134,438
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	8,300	8,372,625

Total Jordan			$9,507,063

Kenya — 0.4%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$2,013,124

Total Kenya			$2,013,124

Lebanon — 1.1%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	400	$403,906
Lebanese Republic, 8.50%, 1/19/16(1)	USD	4,065	4,359,712
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	373,300	234,695
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	326,560	216,494

Total Lebanon			$5,214,807

2

Security	Principal Amount (000’s omitted)		Value
Macedonia — 1.6%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	5,480	$7,327,841

Total Macedonia			$7,327,841

Malaysia — 3.2%
Malaysia Government Bond, 3.394%, 3/15/17	MYR	14,591	$4,558,500
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125	1,201,622
Malaysia Government Bond, 4.16%, 7/15/21	MYR	8,297	2,655,640
Malaysia Government Bond, 4.181%, 7/15/24	MYR	12,100	3,877,732
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047	1,304,957
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480	1,125,032

Total Malaysia			$14,723,483

Mexico — 3.5%
Mexican Bonos, 4.75%, 6/14/18	MXN	46,060	$3,506,549
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800	1,705,526
Mexican Bonos, 8.00%, 6/11/20	MXN	15,748	1,369,832
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	3,560,255
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	3,288,243
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	2,300,067

Total Mexico			$15,730,472

Montenegro — 0.2%
Republic of Montenegro, 5.375%, 5/20/19(4)	EUR	760	$1,059,997

Total Montenegro			$1,059,997

Netherlands — 0.2%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	793	$802,706

Total Netherlands			$802,706

Pakistan — 0.5%
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	1,075	$1,123,375
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	995	1,064,849

Total Pakistan			$2,188,224

Peru — 1.3%
Republic of Peru, 6.90%, 8/12/37	PEN	2,700	$1,023,879
Republic of Peru, 6.90%, 8/12/37(1)	PEN	4,730	1,795,002
Republic of Peru, 7.84%, 8/12/20	PEN	1,782	738,554
Republic of Peru, 8.20%, 8/12/26	PEN	5,775	2,550,505

Total Peru			$6,107,940

Philippines — 2.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,245,779
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	7,205,986
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510	769,643

Total Philippines			$10,221,408

Romania — 1.6%
Romania Government Bond, 5.75%, 1/27/16	RON	7,820	$2,492,670
Romania Government Bond, 5.90%, 7/26/17	RON	9,800	3,225,142
Romania Government Bond, 6.00%, 4/30/15	RON	1,510	471,338
Romania Government Bond, 6.00%, 4/30/16(5)	RON	3,000	968,126
Romania Government Bond, 6.25%, 10/25/14	RON	560	171,021

Total Romania			$7,328,297

Russia — 8.1%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	4,900	$4,979,625
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	250,000	6,724,277
Russia Foreign Bond, 7.85%, 3/10/18(4)	RUB	430,000	11,565,756
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	3,103,261
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	2,784,610
Russia Government Bond, 7.50%, 3/15/18	RUB	102,246	2,721,504
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	3,871,736

3

Security	Principal Amount (000’s omitted)		Value
Russia Government Bond, 8.15%, 2/3/27	RUB	46,345	$1,201,795

Total Russia			$36,952,564

Rwanda — 0.1%
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	230	$241,500

Total Rwanda			$241,500

Serbia — 5.1%
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	1,485	$1,986,741
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	542,182
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,272,741
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	5,285,915
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	875,856
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	1,116,368
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	700,500	8,127,008
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	169,090	1,961,169
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	105,310	1,203,751
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	905,807

Total Serbia			$23,277,538

Slovenia — 1.8%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	826	$1,218,044
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	1,123	1,683,602
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	640	967,004
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	3,739	4,187,680

Total Slovenia			$8,056,330

South Africa — 2.6%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175	$4,469,628
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	4,027,659
Republic of South Africa, 7.00%, 2/28/31	ZAR	25,285	2,001,526
Republic of South Africa, 10.50%, 12/21/26	ZAR	13,176	1,435,641

Total South Africa			$11,934,454

Sri Lanka — 1.1%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	800	$834,000
Republic of Sri Lanka, 7.40%, 1/22/15(4)	USD	100	103,000
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	101,810	782,479
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	155,110	1,213,944
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	235,540	1,869,792
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	29,410	233,764

Total Sri Lanka			$5,036,979

Tanzania — 0.9%
United Republic of Tanzania, 6.332%, 3/9/20(1)(6)	USD	3,783	$4,076,183

Total Tanzania			$4,076,183

Thailand — 2.1%
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668	$1,991,984
Kingdom of Thailand, 3.875%, 6/13/19	THB	132,066	4,257,676
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500	3,481,814

Total Thailand			$9,731,474

Turkey — 3.4%
Turkey Government Bond, 6.30%, 2/14/18	TRY	7,829	$3,437,153
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100	2,411,004
Turkey Government Bond, 9.00%, 3/8/17	TRY	4,455	2,116,479
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,858	1,395,732
Turkey Government Bond, 10.40%, 3/27/19	TRY	2,300	1,153,327
Turkey Government Bond, 10.50%, 1/15/20	TRY	9,342	4,736,917

Total Turkey			$15,250,612

4

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.5%
Uganda Government Bond, 14.125%, 12/1/16	UGX	3,099,700	$1,200,460
Uganda Government Bond, 14.625%, 11/1/18	UGX	2,818,800	1,114,211

Total Uganda			$2,314,671

Uruguay — 0.9%
Monetary Regulation Bill, 0.00%, 3/26/15(3)	UYU	39,670	$1,645,188
Monetary Regulation Bill, 0.00%, 7/2/15(3)	UYU	21,512	880,797
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	4,080	152,573
Monetary Regulation Bill, 0.00%, 4/21/16(3)	UYU	12,634	497,308
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	1,069	36,932
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	6,755	226,426
Republic of Uruguay, 5.00%, 9/14/18(3)	UYU	2,980	140,135
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	339,919

Total Uruguay			$3,919,278

Venezuela — 1.7%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	8,034	$7,572,045

Total Venezuela			$7,572,045

Vietnam — 1.8%
Republic of Vietnam, 7.00%, 7/15/16	VND	92,157,600	$4,486,629
Republic of Vietnam, 7.20%, 10/31/15	VND	50,000,000	2,423,705
Republic of Vietnam, 12.15%, 1/16/17	VND	20,000,000	1,084,970

Total Vietnam			$7,995,304

Zambia — 0.7%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	2,630	$2,987,798

Total Zambia			$2,987,798

Total Foreign Government Bonds (identified cost $377,826,129)			$357,390,053

Foreign Corporate Bonds — 1.8%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$394,000

Total Azerbaijan			$394,000

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$399,592

Total Colombia			$399,592

Georgia — 0.2%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	908	$978,370

Total Georgia			$978,370

Mexico — 0.2%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$460,733
Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	2,300	178,279
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	483,372

Total Mexico			$1,122,384

Netherlands — 0.1%
Rabobank Nederland, 0.50%, 11/26/21	ZAR	9,400	$462,286

Total Netherlands			$462,286

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$324,770

Total South Korea			$324,770

5

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.7%
African Development Bank, 0.50%, 10/26/21	ZAR	9,300	$472,469
Asian Development Bank, 6.64%, 6/18/15	TRY	440	201,325
International Bank for Reconstruction & Development, 3.40%, 4/15/17(3)	UYU	40,422	1,778,644
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	298,365
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	328,097

Total Supranational			$3,078,900

Sweden — 0.3%
Svensk Exportkredit AB, 0.50%, 6/26/15	TRY	2,550	$1,111,181
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	27,909
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	304,501

Total Sweden			$1,443,591

Total Foreign Corporate Bonds (identified cost $8,155,446)			$8,203,893

Currency Put Options Purchased — 0.0%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Russian Ruble	Credit Suisse International	RUB	632,926	RUB	37.85	10/27/14	$183,256
Yuan Renminbi	Goldman Sachs International	CNY	9,463	CNY	6.35	9/30/14	241
Yuan Renminbi	JPMorgan Chase Bank	CNY	8,777	CNY	6.35	9/30/14	157
Yuan Renminbi Offshore	Citibank NA	CNH	18,240	CNH	6.35	10/6/14	1,089

Total Currency Put Options Purchased (identified cost $636,114)							$184,743

Short-Term Investments — 17.0%

Foreign Government Securities — 12.4%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.2%
Letra Tesouro Nacional Bill, 0.00%, 7/1/15	BRL	2,577	$1,032,633

Total Brazil			$1,032,633

Georgia — 1.0%
Bank of Georgia Promissory Note, 4.00%, 1/8/15	USD	4,734	$4,782,164

Total Georgia			$4,782,164

Kenya — 0.4%
Kenya Treasury Bill, 0.00%, 12/15/14	KES	125,300	$1,379,780
Kenya Treasury Bill, 0.00%, 4/13/15	KES	55,300	588,805

Total Kenya			$1,968,585

Lebanon — 4.7%
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	364,200	$238,898
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	521,000	341,464
Lebanon Treasury Bill, 0.00%, 10/23/14	LBP	693,800	454,335
Lebanon Treasury Bill, 0.00%, 11/6/14	LBP	217,010	141,857
Lebanon Treasury Bill, 0.00%, 11/20/14	LBP	655,700	427,790

6

Security	Principal Amount (000’s omitted)		Value
Lebanon Treasury Bill, 0.00%, 12/4/14	LBP	9,880,600	$6,433,339
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	556,900	361,075
Lebanon Treasury Bill, 0.00%, 1/15/15	LBP	1,808,000	1,169,657
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	369,400	235,765
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	273,900	172,582
Lebanon Treasury Note, 5.94%, 3/5/15	LBP	8,778,970	5,836,339
Lebanon Treasury Note, 7.84%, 12/4/14	LBP	8,170,730	5,456,565

Total Lebanon			$21,269,666

Nigeria — 1.8%
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	784,300	$4,716,764
Nigeria Treasury Bill, 0.00%, 12/4/14	NGN	560,200	3,343,285

Total Nigeria			$8,060,049

Philippines — 0.0%(3)
Philippine Treasury Bill, 0.00%, 8/6/14	PHP	8,910	$204,885

Total Philippines			$204,885

Sri Lanka — 3.6%
Republic of Sri Lanka, 7.40%, 1/22/15(1)	USD	4,000	$4,105,000
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	63,570	483,044
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	202,990	1,535,170
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	8,920	67,377
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	130,030	973,353
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	128,850	962,197
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	6,040	44,775
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	666,910	4,937,075
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	187,710	1,387,720
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	6,700	49,470
Sri Lanka Treasury Bill, 0.00%, 3/27/15	LKR	162,550	1,197,203
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	55,790	409,873
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	49,890	361,534

Total Sri Lanka			$16,513,791

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	1,207,800	$445,681
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	336,000	122,905
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	336,000	121,887

Total Uganda			$690,473

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	4,400	$185,785
Monetary Regulation Bill, 0.00%, 10/15/14	UYU	417	17,513
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	3,100	125,809
Monetary Regulation Bill, 0.00%, 2/20/15(3)	UYU	5,134	214,065

Total Uruguay			$543,172

Vietnam — 0.1%
Vietnam Treasury Bill, 0.00%, 7/21/15	VND	8,263,000	$389,586

Total Vietnam			$389,586

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	290	$46,937
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	2,800	451,721
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	4,890	672,270

Total Zambia			$1,170,928

Total Foreign Government Securities (identified cost $56,588,047)			$56,625,932

7

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 10/9/14(7)		$1,600	$1,599,984

Total U.S. Treasury Obligations (identified cost $1,599,917)			$1,599,984

Repurchase Agreements — 2.2%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank:
Dated 5/21/2014 with an interest rate of 2.50%, collateralized by RON 2,910,000 Romanian Government Bond 5.75%, due 4/29/2020 and a market value, including accrued interest, of $988,577.(8)	RON	3,155	$954,044
Dated 7/25/2014 with an interest rate of 2.30%, collateralized by HUF 277,600,000 Hungary Government Bond 5.50%, due 6/24/25 and a market value, including accrued interest, of $1,311,452.(8)	HUF	309,555	1,320,599
Dated 7/31/2014 with an interest rate of 1.80%, collateralized by HUF 1,217,560,000 Hungary Government Bond 5.50%, due 6/24/25 and a market value, including accrued interest, of $5,752,059.(8)	HUF	1,301,569	5,552,650
Nomura International PLC:
Dated 7/7/14 with a maturity date of 8/8/14, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 1,520,373, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $2,035,458.	EUR	1,520	2,035,940

Total Repurchase Agreements (identified cost $9,944,814)			$9,863,233

Other — 2.0%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(9)		$9,073	$9,072,891

Total Other (identified cost $9,072,891)			$9,072,891

Total Short-Term Investments (identified cost $77,205,669)			$77,162,040

Total Investments — 97.4% (identified cost $463,823,358)			$442,940,729

8

Currency Put Options Written — (0.0)%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Yuan Renminbi	Goldman Sachs International	CNY	9,463	CNY	6.35	9/30/14	$(241)
Yuan Renminbi	Goldman Sachs International	CNY	8,777	CNY	6.35	9/30/14	(158)
Yuan Renminbi Offshore	Citibank NA	CNH	18,240	CNH	6.35	10/6/14	(1,089)

Total Currency Put Options Written (premiums received $18,958)							$(1,488)

Other Assets, Less Liabilities — 2.6%							$11,967,989

Net Assets — 100.0%							$454,907,230

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia - Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

9

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $61,249,821 or 13.5% of the Portfolio’s net assets.

(2)	Amount is less than 0.05% or (0.05)%, as applicable.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $41,470,293 or 9.1% of the Portfolio’s net assets.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(8)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $15,110.

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security	Principal Amount (000’s omitted)		Value
Germany — (0.4)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(2,032,266)

Total Germany			$(2,032,266)

Total Foreign Government Bonds (proceeds $1,830,393)			$(2,032,266)

Total Securities Sold Short (proceeds $1,830,393)			$(2,032,266)

EUR	-	Euro

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $5,730,660 or 1.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

10

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/5/14	Euro 3,635,840	Romanian Leu 16,264,928	Bank of America	$50,325	$—	$50,325
8/5/14	New Turkish Lira 558,155	United States Dollar 258,815	Goldman Sachs International	—	(1,438)	(1,438)
8/8/14	New Turkish Lira 10,759,000	United States Dollar 5,022,238	Deutsche Bank	8,873	—	8,873
8/8/14	New Turkish Lira 21,450,000	United States Dollar 10,015,376	Standard Chartered Bank	20,332	—	20,332
8/8/14	Thai Baht 24,290,000	United States Dollar 745,778	Goldman Sachs International	—	(10,542)	(10,542)
8/8/14	United States Dollar 8,927,730	New Turkish Lira 19,198,191	Morgan Stanley & Co. International PLC	18,039	—	18,039
8/8/14	United States Dollar 1,230,998	New Turkish Lira 2,644,306	Standard Chartered Bank	1,168	—	1,168
8/8/14	United States Dollar 15,145,545	New Turkish Lira 32,426,611	Standard Chartered Bank	—	(35,737)	(35,737)
8/8/14	United States Dollar 738,747	Thai Baht 24,290,000	Goldman Sachs International	17,573	—	17,573
8/12/14	United States Dollar 152,658	Indian Rupee 9,307,000	Deutsche Bank	706	—	706
8/12/14	United States Dollar 175,468	Indian Rupee 10,695,000	Goldman Sachs International	768	—	768
8/12/14	United States Dollar 8,913,484	Indian Rupee 530,798,000	Standard Chartered Bank	—	(166,815)	(166,815)
8/12/14	United States Dollar 10,201,333	Mexican Peso 133,158,000	Standard Chartered Bank	—	(134,860)	(134,860)
8/12/14	United States Dollar 19,433,736	Mexican Peso 253,668,562	Standard Chartered Bank	—	(256,912)	(256,912)
8/13/14	Euro 8,426,547	United States Dollar 11,609,633	Standard Chartered Bank	325,746	—	325,746
8/13/14	Euro 5,639,467	United States Dollar 7,728,833	Standard Chartered Bank	177,091	—	177,091
8/13/14	Euro 1,479,069	United States Dollar 2,016,746	Standard Chartered Bank	36,143	—	36,143
8/13/14	Euro 701,693	United States Dollar 957,157	Standard Chartered Bank	17,528	—	17,528
8/18/14	Euro 3,401,973	Polish Zloty 14,144,980	BNP Paribas	—	(26,439)	(26,439)
8/18/14	Euro 3,112,863	Polish Zloty 12,942,897	Citibank NA	—	(24,192)	(24,192)
8/18/14	Euro 2,722,791	United States Dollar 3,734,866	Goldman Sachs International	88,752	—	88,752
8/18/14	Thai Baht 339,621,129	United States Dollar 10,366,945	Goldman Sachs International	—	(202,907)	(202,907)
8/18/14	United States Dollar 10,774,555	Euro 7,854,863	Goldman Sachs International	—	(256,038)	(256,038)
8/18/14	United States Dollar 2,887,207	Hungarian Forint 649,148,000	Deutsche Bank	—	(119,425)	(119,425)
8/18/14	United States Dollar 10,278,154	Hungarian Forint 2,289,692,054	JPMorgan Chase Bank	—	(515,562)	(515,562)
8/18/14	United States Dollar 13,741,209	Thai Baht 450,162,000	Goldman Sachs International	268,950	—	268,950
8/20/14	Euro 755,942	United States Dollar 1,036,061	JPMorgan Chase Bank	23,766	—	23,766

11

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/20/14	Indonesian Rupiah 1,791,351,000	United States Dollar 150,978	Deutsche Bank	$—	$(1,597)	$(1,597)
8/20/14	Indonesian Rupiah 20,598,080,000	United States Dollar 1,746,340	Standard Chartered Bank	—	(8,061)	(8,061)
8/20/14	United States Dollar 1,769,747	Indonesian Rupiah 20,598,080,000	Standard Chartered Bank	—	(15,346)	(15,346)
8/22/14	Russian Ruble 139,193,607	United States Dollar 3,947,523	Deutsche Bank	63,499	—	63,499
8/22/14	Thai Baht 40,305,000	United States Dollar 1,227,314	Standard Chartered Bank	—	(26,842)	(26,842)
8/22/14	United States Dollar 3,744,773	Thai Baht 122,978,358	Standard Chartered Bank	81,900	—	81,900
8/26/14	United States Dollar 2,029,702	Euro 1,485,025	Goldman Sachs International	—	(41,042)	(41,042)
8/27/14	Argentine Peso 10,370,000	United States Dollar 1,185,143	Bank of America	—	(39,863)	(39,863)
8/27/14	Argentine Peso 8,781,000	United States Dollar 987,739	Bank of America	—	(49,559)	(49,559)
8/27/14	Euro 2,838,544	United States Dollar 3,893,106	Goldman Sachs International	91,879	—	91,879
8/27/14	United States Dollar 2,026,561	Argentine Peso 19,151,000	Bank of America	235,742	—	235,742
8/27/14	United States Dollar 6,288,180	Malaysian Ringgit 20,290,700	Nomura International PLC	29,069	—	29,069
8/28/14	United States Dollar 1,706,088	Indian Rupee 102,280,000	Bank of America	—	(29,702)	(29,702)
8/28/14	United States Dollar 812,912	Indian Rupee 48,630,000	BNP Paribas	—	(15,858)	(15,858)
8/28/14	United States Dollar 841,998	Indian Rupee 50,370,000	JPMorgan Chase Bank	—	(16,425)	(16,425)
8/28/14	United States Dollar 893,192	Indian Rupee 53,437,000	Standard Chartered Bank	—	(17,351)	(17,351)
9/3/14	United States Dollar 3,715,079	Brazilian Real 8,353,354	Bank of America	—	(65,462)	(65,462)
9/3/14	United States Dollar 26,697,269	Brazilian Real 60,063,515	Standard Chartered Bank	—	(455,259)	(455,259)
9/3/14	United States Dollar 4,648,045	Brazilian Real 10,400,000	State Street Bank and Trust Co.	—	(104,240)	(104,240)
9/8/14	Argentine Peso 19,342,000	United States Dollar 2,151,502	Bank of America	—	(99,302)	(99,302)
9/8/14	South African Rand 5,082,267	United States Dollar 471,067	Citibank NA	—	(181)	(181)
9/8/14	South African Rand 5,170,055	United States Dollar 479,204	Citibank NA	—	(184)	(184)
9/8/14	United States Dollar 2,040,295	Argentine Peso 19,342,000	Bank of America	210,508	—	210,508
9/8/14	United States Dollar 10,229,810	South African Rand 110,978,095	Goldman Sachs International	60,517	—	60,517
9/9/14	Zambian Kwacha 283,000	United States Dollar 47,324	Standard Chartered Bank	2,128	—	2,128
9/10/14	Euro 2,867,912	United States Dollar 3,909,853	Deutsche Bank	69,127	—	69,127
9/15/14	Euro 213,871	Hungarian Forint 66,506,493	Goldman Sachs International	—	(3,167)	(3,167)
9/16/14	United States Dollar 640,012	Zambian Kwacha 4,194,000	Barclays Bank PLC	26,963	—	26,963
9/23/14	United States Dollar 627,294	Zambian Kwacha 3,999,000	Barclays Bank PLC	6,001	—	6,001
9/23/14	Zambian Kwacha 1,455,000	United States Dollar 244,538	Barclays Bank PLC	14,119	—	14,119

12

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/23/14	Zambian Kwacha 1,278,000	United States Dollar 209,852	Barclays Bank PLC	$7,464	$—	$7,464
9/29/14	United States Dollar 600,547	Peruvian New Sol 1,700,569	BNP Paribas	2,649	—	2,649
9/29/14	United States Dollar 572,793	Peruvian New Sol 1,620,431	Morgan Stanley & Co. International PLC	1,978	—	1,978
9/30/14	United States Dollar 123,171	Azerbaijani Manat 101,000	Standard Bank	5,328	—	5,328
9/30/14	United States Dollar 11,038,941	Malaysian Ringgit 35,690,000	Australia and New Zealand Banking Group Limited	37,579	—	37,579
9/30/14	United States Dollar 17,011,537	Malaysian Ringgit 55,000,000	Barclays Bank PLC	57,910	—	57,910
10/2/14	Euro 8,429,378	United States Dollar 11,488,694	Morgan Stanley & Co. International PLC	199,206	—	199,206
10/8/14	Euro 2,500,437	United States Dollar 3,399,044	Bank of America	50,131	—	50,131
10/8/14	United States Dollar 10,171,203	South African Rand 110,978,000	Standard Chartered Bank	67,701	—	67,701
10/9/14	United States Dollar 246,626	Azerbaijani Manat 201,000	VTB Capital PLC	8,030	—	8,030
10/9/14	United States Dollar 245,549	Azerbaijani Manat 200,000	VTB Capital PLC	7,840	—	7,840
10/14/14	Colombian Peso 9,412,566,940	United States Dollar 5,004,023	Citibank NA	26,200	—	26,200
10/16/14	Euro 3,253,139	Polish Zloty 13,549,000	BNP Paribas	—	(34,741)	(34,741)
10/16/14	Euro 3,040,561	Polish Zloty 12,665,000	JPMorgan Chase Bank	—	(32,034)	(32,034)
10/17/14	United States Dollar 349,519	Kazakhstani Tenge 57,758,000	Citibank NA	—	(38,088)	(38,088)
10/17/14	United States Dollar 394,270	Kazakhstani Tenge 65,094,000	Citibank NA	—	(43,284)	(43,284)
10/20/14	United States Dollar 278,619	Kazakhstani Tenge 46,000,000	Deutsche Bank	—	(30,719)	(30,719)
10/20/14	United States Dollar 22,873,577	Polish Zloty 70,283,023	BNP Paribas	—	(457,147)	(457,147)
10/22/14	Euro 1,644,000	United States Dollar 2,240,821	Australia and New Zealand Banking Group Limited	38,834	—	38,834
10/22/14	Indonesian Rupiah 35,587,056,000	United States Dollar 3,009,476	BNP Paribas	46,111	—	46,111
10/22/14	United States Dollar 3,009,476	Indonesian Rupiah 35,587,056,000	BNP Paribas	—	(46,111)	(46,111)
10/23/14	United States Dollar 182,094	Kazakhstani Tenge 30,000,000	JPMorgan Chase Bank	—	(20,506)	(20,506)
10/27/14	United States Dollar 257,654	Kazakhstani Tenge 42,500,000	HSBC Bank USA	—	(28,898)	(28,898)
10/28/14	Russian Ruble 302,560,000	United States Dollar 8,000,000	Barclays Bank PLC	—	(274,603)	(274,603)
10/28/14	United States Dollar 602,353	Mexican Peso 7,940,000	BNP Paribas	—	(5,390)	(5,390)
10/28/14	United States Dollar 7,982,692	Russian Ruble 302,560,000	Credit Suisse International	291,911	—	291,911
10/29/14	Euro 5,390,402	United States Dollar 7,289,818	Goldman Sachs International	69,660	—	69,660
11/12/14	United States Dollar 265,038	Kazakhstani Tenge 43,400,000	Deutsche Bank	—	(32,086)	(32,086)

13

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
11/14/14	United States Dollar 5,000,000	Armenian Dram 2,166,700,000	VTB Capital PLC	$305,993	$—	$305,993
11/14/14	United States Dollar 3,000,000	Armenian Dram 1,300,020,000	VTB Capital PLC	183,596	—	183,596
12/30/14	United States Dollar 1,023,113	Uruguayan Peso 24,125,000	Citibank NA	—	(23,883)	(23,883)
1/2/15	Euro 1,476,499	United States Dollar 2,009,220	Goldman Sachs International	30,986	—	30,986
1/8/15	United States Dollar 11,516,194	Kazakhstani Tenge 1,900,172,000	Citibank NA	—	(1,415,160)	(1,415,160)
1/12/15	United States Dollar 307,009	Ugandan Shilling 839,670,000	Citibank NA	2,051	—	2,051
1/12/15	United States Dollar 188,969	Ugandan Shilling 515,885,000	Standard Chartered Bank	914	—	914
1/16/15	United States Dollar 723,128	Uruguayan Peso 17,290,000	Citibank NA	—	(10,955)	(10,955)
1/20/15	United States Dollar 440,639	Ugandan Shilling 1,200,300,000	Barclays Bank PLC	306	—	306
1/23/15	United States Dollar 205,697	Ugandan Shilling 556,000,000	Citibank NA	—	(1,592)	(1,592)
1/23/15	United States Dollar 723,122	Uruguayan Peso 17,326,000	Citibank NA	—	(11,086)	(11,086)
1/29/15	United States Dollar 365,177	Ugandan Shilling 982,325,000	Barclays Bank PLC	—	(5,090)	(5,090)
2/6/15	United States Dollar 403,226	Uruguayan Peso 10,000,000	Citibank NA	5,886	—	5,886
2/13/15	United States Dollar 402,414	Uruguayan Peso 10,000,000	Citibank NA	5,795	—	5,795
2/27/15	United States Dollar 323,102	Uruguayan Peso 8,000,000	Citibank NA	2,032	—	2,032
3/13/15	Euro 188,402	Serbian Dinar 23,880,000	Citibank NA	10,218	—	10,218
3/31/15	Euro 729,190	Romanian Leu 3,250,000	BNP Paribas	—	(5,470)	(5,470)
3/31/15	United States Dollar 360,288	Uruguayan Peso 9,000,000	Citibank NA	1,853	—	1,853
3/31/15	United States Dollar 1,023,121	Uruguayan Peso 24,780,000	Citibank NA	—	(26,026)	(26,026)
4/30/15	United States Dollar 434,439	Uruguayan Peso 11,000,000	Citibank NA	4,093	—	4,093
6/11/15	United States Dollar 655,727	Zambian Kwacha 4,895,000	Standard Chartered Bank	28,075	—	28,075
6/12/15	United States Dollar 406,699	Zambian Kwacha 2,975,000	Citibank NA	8,701	—	8,701
6/12/15	United States Dollar 269,642	Zambian Kwacha 1,921,200	Citibank NA	—	(1,385)	(1,385)
6/12/15	United States Dollar 658,766	Zambian Kwacha 4,633,100	Citibank NA	—	(11,845)	(11,845)
6/17/15	United States Dollar 651,013	Zambian Kwacha 4,795,000	Standard Chartered Bank	16,990	—	16,990
6/18/15	United States Dollar 892,979	Zambian Kwacha 6,533,900	Standard Chartered Bank	16,861	—	16,861
6/18/15	United States Dollar 380,733	Zambian Kwacha 2,776,000	Standard Chartered Bank	5,823	—	5,823
6/23/15	United States Dollar 202,557	Uruguayan Peso 5,070,000	Citibank NA	—	(3,752)	(3,752)

14

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/25/15	United States Dollar 1,267,342	Zambian Kwacha 9,010,800	Barclays Bank PLC	$—	$(16,577)	$(16,577)
7/24/15	United States Dollar 9,375,613	Azerbaijani Manat 7,643,000	Standard Bank	—	(12,634)	(12,634)

				$3,495,917	$(5,329,370)	$(1,833,453)

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
12/14	9 LME Copper	Long	$1,636,875	$1,599,863	$(37,012)
12/14	9 LME Copper	Short	(1,648,207)	(1,599,863)	48,344
Interest Rate Futures
9/14	130 Euro-Bobl	Short	(22,265,928)	(22,346,203)	(80,275)
9/14	15 Euro-Bund	Short	(2,924,887)	(2,972,491)	(47,604)
9/14	44 IMM 10-Year Interest Rate Swap	Long	4,215,226	4,200,886	(14,340)
9/14	75 U.S. 2-Year Deliverable Interest Rate Swap	Short	(7,536,914)	(7,526,953)	9,961
9/14	38 U.S. 5-Year Deliverable Interest Rate Swap	Short	(3,860,886)	(3,853,437)	7,449
9/14	121 U.S. 10-Year Deliverable Interest Rate Swap	Short	(12,580,212)	(12,663,406)	(83,194)

					$(196,671)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

LME: London Metal Exchange

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME	MXN	67,771	Pays	Mexico Interbank TIIE 28 Days	6.08%	6/27/24	$(28,064)
LCH.Clearnet	HUF	319,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(116,658)
LCH.Clearnet	HUF	409,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(138,440)
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44	5/9/19	136,610
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25	6/5/19	117,673

							$(28,879)

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	BRL	27,769	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$1,526,408
Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	100,430

15

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88%	9/14/14	$122,014
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	24,202
Bank of America	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(10,209)
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	45,401
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	74,702
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	72,953
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	89,537
Bank of America	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(76,058)
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(79,877)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	162,151
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	421,724
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	159,599
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	301,207
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	(1,564)
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	21,878
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	(9,284)
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	97,868
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	55,578
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	99,651
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	168,806
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(134,939)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	94,941
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	94,166
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	47,363
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	24,143
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	95,497
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(64,136)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	15,000
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(10,399)

16

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88%	12/4/17	$(492,614)
Citibank NA	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38	1/4/16	(49,154)
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	46,419
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	60,863
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	44,182
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	34,198
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	31,038
Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	24,625
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	72,825
Citibank NA	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(62,093)
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	15,833
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	97,208
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(141,994)
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	43,266
Deutsche Bank	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	99,300
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	314,457
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	41,021
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	71,217
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	27,571
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	137,124
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	70,750
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	52,478
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	38,660
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	18,691
Deutsche Bank	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(16,235)
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	27,092
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	522,670
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	555,577
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	314,320
HSBC Bank USA	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	96,245

17

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26%	8/19/20	$35,724
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(211,099)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	4,560
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	25,324
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	30,180
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	522,490
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	362,751
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	23,927
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	110,487
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	21,270
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	286,457
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	197,593
Nomura International PLC	BRL	10,506	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	495,646
Standard Bank	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	146,065
Standard Bank	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	21,210

							$7,696,878

BRL	-	Brazilian Real

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$280	1.00	%(1)	9/20/18	1.14%	$(1,210)	$8,609	$7,399
Romania	Goldman Sachs International	310	1.00	(1)	9/20/18	1.14	(1,340)	9,517	8,177
Russia	Deutsche Bank	4,800	1.00	(1)	3/20/19	2.30	(262,005)	260,368	(1,637)
South Africa	Bank of America	775	1.00	(1)	12/20/15	0.74	3,665	1,733	5,398
South Africa	Bank of America	525	1.00	(1)	12/20/15	0.74	2,483	1,230	3,713
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.32	(22,358)	53,500	31,142
South Africa	Bank of America	920	1.00	(1)	9/20/17	1.32	(7,911)	9,871	1,960

18

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$680	1.00	%(1)	9/20/17	1.32%	$(5,848)	$6,504	$656
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	1.32	(26,142)	24,559	(1,583)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.74	3,547	1,952	5,499
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.74	2,672	1,483	4,155
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.32	(3,870)	7,183	3,313
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.32	(3,706)	6,415	2,709
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.32	(9,803)	15,954	6,151
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.32	(6,450)	12,406	5,956
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.74	3,972	4,907	8,879
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.74	3,736	2,260	5,996
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.74	3,665	2,037	5,702
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.32	(11,179)	28,983	17,804
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	0.60	2,846	2,712	5,558
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	0.74	2,885	1,601	4,486
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.32	(17,199)	41,154	23,955
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.32	(6,965)	18,513	11,548
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.74	3,878	2,346	6,224
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.74	3,855	2,245	6,100
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.32	(4,386)	11,074	6,688
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	0.60	8,539	4,955	13,494
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.32	(42,997)	47,931	4,934
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.32	(3,440)	4,903	1,463
Turkey	Bank of America	6,387	1.00	(1)	12/20/17	1.38	(73,558)	102,752	29,194

Total		$41,073					$(464,624)	$699,657	$235,033

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Barclays Bank PLC	$200	1.00	%(1)	12/20/14	$(101)	$(1,190)	$(1,291)
Lebanon	Citibank NA	250	3.30		9/20/14	(3,810)	—	(3,810)
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	(51)	(595)	(646)
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	(77)	(874)	(951)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	(102)	(1,207)	(1,309)
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	(9)	(899)	(908)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	(28)	(2,680)	(2,708)
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	2,763	(8,250)	(5,487)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	6,631	(20,801)	(14,170)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	7,895	(23,625)	(15,730)
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	(9)	(830)	(839)
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	6,829	(21,308)	(14,479)
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	8,999	(27,966)	(18,967)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	177,913	(259,050)	(81,137)

19

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Goldman Sachs International	$215	5.00	%(1)	12/20/18	$(16,873)	$10,650	$(6,223)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(15,617)	9,117	(6,500)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	71,622	(120,650)	(49,028)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	35,143	(28,474)	6,669
Russia	Bank of America	2,220	1.00	(1)	9/20/17	64,477	(74,058)	(9,581)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	23,234	(28,448)	(5,214)
Russia	Citibank NA	730	1.00	(1)	9/20/17	21,202	(15,937)	5,265
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	38,628	(44,734)	(6,106)
Russia	Deutsche Bank	1,962	1.00	(1)	6/20/18	80,841	(27,356)	53,485
Russia	Deutsche Bank	1,580	1.00	(1)	6/20/18	65,101	(21,761)	43,340
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	26,139	(19,655)	6,484
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	12,198	(9,290)	2,908
Russia	JPMorgan Chase Bank	1,163	1.00	(1)	6/20/18	47,920	(15,833)	32,087
Russia	JPMorgan Chase Bank	870	1.00	(1)	6/20/18	35,847	(12,157)	23,690
Russia	JPMorgan Chase Bank	500	1.00	(1)	6/20/18	20,602	(6,305)	14,297
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	13,941	(10,755)	3,186
South Africa	Bank of America	300	1.00	(1)	12/20/19	13,469	(7,497)	5,972
South Africa	Bank of America	775	1.00	(1)	12/20/20	47,446	(19,072)	28,374
South Africa	Bank of America	525	1.00	(1)	12/20/20	32,141	(14,172)	17,969
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	13,469	(8,666)	4,803
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	4,907	(2,252)	2,655
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	45,915	(19,490)	26,425
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	34,590	(13,853)	20,737
South Africa	Citibank NA	150	1.00	(1)	12/20/19	6,734	(4,926)	1,808
South Africa	Citibank NA	100	1.00	(1)	3/20/20	4,908	(3,515)	1,393
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,908	(2,470)	2,438
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,908	(3,005)	1,903
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	47,446	(20,278)	27,168
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	48,364	(21,722)	26,642
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	51,425	(28,387)	23,038
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	28,640	(17,454)	11,186
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	37,345	(15,587)	21,758
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	49,894	(21,245)	28,649
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	50,200	(21,722)	28,478
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,490	(3,425)	1,065
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,490	(4,110)	380
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	4,907	(2,426)	2,481
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	4,907	(2,513)	2,394
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	4,907	(3,473)	1,434
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	(1,876)	(10,004)	(11,880)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	(3,010)	(19,579)	(22,589)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	(7,023)	(45,519)	(52,542)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	(6,922)	(45,713)	(52,635)
Spain	Citibank NA	300	1.00	(1)	3/20/20	(4,114)	(4,635)	(8,749)
Spain	Citibank NA	300	1.00	(1)	3/20/20	(4,115)	(9,545)	(13,660)
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	(4,114)	(4,377)	(8,491)
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	(4,114)	(9,545)	(13,659)
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	(6,855)	(22,937)	(29,792)
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	(6,722)	(44,388)	(51,110)

20

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Deutsche Bank	$3,265	1.00	%(1)	12/20/20	$(32,756)	$(185,506)	$(218,262)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	(2,168)	(11,808)	(13,976)

						$1,197,869	$(1,459,737)	$(261,868)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $41,073,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Deutsche Bank	$9,981	TRY	21,450	3-month USD- LIBOR-BBA	10.54%	4/3/19	$1,180,991
Deutsche Bank	5,062	TRY	10,759	3-month USD- LIBOR-BBA	8.86	7/14/24	6,507

							$1,187,498

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Principal Amount of Contracts (000’s Omitted)		Principal Amount of Contracts (000’s Omitted)		Principal Amount of Contracts (000’s Omitted)		Principal Amount of Contracts (000’s Omitted)		Premiums Received
Outstanding, beginning of period	INR	1,198,251	COP	—	CNH	—	CNY	—	$324,746
Options written		566,662		3,195,079		18,240		18,240	58,494
Options expired		(1,764,913)		(3,195,079)		—		—	(364,282)

Outstanding, end of period	INR	—	COP	—	CNH	18,240	CNY	18,240	$18,958

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

INR	-	Indian Rupee

21

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$48,344	$(37,012)

Total		$48,344	$(37,012)

Credit	Credit Default Swaps	$1,364,078	$(630,833)

Total		$1,364,078	$(630,833)

Foreign Exchange	Currency Options Purchased	$184,743	$—
Foreign Exchange	Currency Options Written	—	(1,488)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	3,495,917	(5,329,370)

Total		$3,680,660	$(5,330,858)

Interest Rate	Cross-Currency Swaps	$1,187,498	$—
Interest Rate	Futures Contracts*	17,410	(225,413)
Interest Rate	Interest Rate Swaps	9,056,533	(1,359,655)
Interest Rate	Interest Rate Swaps (centrally cleared)	254,283	(283,162)

Total		$10,515,724	$(1,868,230)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps tables above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount		Value Including Accrued Interest
JPMorgan Chase Bank	5/21/14	Open	2.00%	RON	3,154,500	$957,830
JPMorgan Chase Bank	7/25/14	Open	1.80%	HUF	309,555,000	1,320,796
JPMorgan Chase Bank	7/31/14	Open	1.50%	HUF	1,301,568,840	5,552,650

HUF	-	Hungarian Forint

RON	-	Romanian Leu

22

(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$468,621,022

Gross unrealized appreciation	$6,860,350
Gross unrealized depreciation	(32,540,643)

Net unrealized depreciation	$(25,680,293)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$357,390,053	$—	$357,390,053
Foreign Corporate Bonds	—	8,203,893	—	8,203,893
Currency Put Options Purchased	—	184,743	—	184,743
Short-Term Investments -
Foreign Government Securities	—	56,625,932	—	56,625,932
U.S. Treasury Obligations	—	1,599,984	—	1,599,984
Repurchase Agreements	—	9,863,233	—	9,863,233
Other	—	9,072,891	—	9,072,891
Total Investments	$—	$442,940,729	$—	$442,940,729
Forward Foreign Currency Exchange Contracts	$—	$3,495,917	$—	$3,495,917
Swap Contracts	—	11,862,392	—	11,862,392
Futures Contracts	65,754	—	—	65,754
Total	$65,754	$458,299,038	$—	$458,364,792

Liability Description
Currency Put Options Written	$—	$(1,488)	$—	$(1,488)
Securities Sold Short	—	(2,032,266)	—	(2,032,266)
Forward Foreign Currency Exchange Contracts	—	(5,329,370)	—	(5,329,370)
Swap Contracts	—	(2,273,650)	—	(2,273,650)
Futures Contracts	(262,425)	—	—	(262,425)
Total	$(262,425)	$(9,636,774)	$—	$(9,899,199)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

23

Eaton Vance

Floating-Rate & High Income Fund

July 31, 2014 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2014, the Fund owned 14.0% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 35.9% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2014 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $2,185,140,790)	$2,161,538,143	84.9%

High Income Opportunities Portfolio (identified cost, $376,961,111)	388,031,691	15.2

Total Investments in Affiliated Portfolios (identified cost $2,562,101,901)	$2,549,569,834	100.1%

Other Assets, Less Liabilities	$(4,717,108)	(0.1)%

Net Assets	$2,544,852,726	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2014 and October 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at July 31, 2014 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Floating-Rate Fund

July 31, 2014 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (formerly, Floating Rate Portfolio) (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $13,152,517,720 and the Fund owned 85.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 91.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.5%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020		1,186	$1,187,157
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020		7,496	7,494,712
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		4,197	4,221,791
Term Loan, 5.00%, Maturing November 2, 2018		9,258	9,312,774
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017		4,395	4,417,438
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		5,347	5,346,553
Term Loan - Second Lien, 9.25%, Maturing July 18, 2019(3)		7,364	5,891,268
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		71,873	71,710,531
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		86,795	86,392,052
Term Loan, 3.75%, Maturing June 4, 2021		34,900	34,603,350

			$230,577,626

Automotive — 3.7%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020		18,044	$18,133,774
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019		61,984	62,081,341
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018		42,490	42,742,565
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		5,799	5,821,158
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017		34,967	35,021,117
Term Loan, 3.25%, Maturing December 31, 2018		44,314	44,183,211
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021		16,950	16,928,812
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		18,454	18,522,952
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		73,262	73,316,559
Ford Motor Company
Revolving Loan, 0.25%, Maturing April 30, 2017(4)		1,213	1,158,512
Revolving Loan, 0.25%, Maturing April 30, 2019(4)		3,639	3,439,143
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		76,025	76,690,219
INA Beteiligungsgesellschaft GmbH
Term Loan, 2.85%, Maturing April 22, 2016	EUR	5,296	7,145,068
Term Loan, 3.75%, Maturing May 15, 2020	EUR	958	1,293,849
Term Loan, 3.75%, Maturing May 15, 2020		13,775	13,807,523
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018		24,187	24,318,029
Term Loan, 4.75%, Maturing December 18, 2018	EUR	5,418	7,295,110

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	5,182	$5,188,830
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 1, 2021	14,925	14,957,656
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	21,641	21,573,187
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017	7,310	7,334,769
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	48,985	49,084,619
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	15,675	15,633,367

		$565,671,370

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	8,356	$8,439,137

		$8,439,137

Building and Development — 1.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	22,207	$22,108,051
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	7,091	7,121,424
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	16,035	16,055,137
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	25,775	25,643,831
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	13,944	13,852,965
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	21,289	21,321,442
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,750	1,789,375
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	19,439	19,451,474
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016	424	423,248
Term Loan, 3.75%, Maturing March 5, 2020	25,126	25,165,040
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	8,366	8,395,172
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,642	6,702,964

		$168,030,123

Business Equipment and Services — 8.2%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	70,402	$70,555,823
Allied Security Holdings, LLC
Term Loan, 3.25%, Maturing February 12, 2021(4)	1,587	1,582,219
Term Loan, 4.25%, Maturing February 12, 2021	4,266	4,253,046
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing December 9, 2020	30,594	30,593,512
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	8,204	8,217,261
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	20,926	20,624,751
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	15,423	15,242,566
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	15,629	15,682,683

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,502	$17,505,210
Ceridian LLC
Term Loan, 4.41%, Maturing May 9, 2017		27,195	27,267,528
ClientLogic Corporation
Term Loan, 6.85%, Maturing January 30, 2017	EUR	2,912	3,840,411
Term Loan, 6.98%, Maturing January 30, 2017		9,682	9,754,967
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		18,130	18,163,555
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,452	7,507,458
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		40,410	40,258,212
Education Management LLC
Revolving Loan, 4.16%, Maturing June 1, 2015(4)		12,500	9,031,250
Term Loan, 4.25%, Maturing June 1, 2016		11,148	7,339,135
Term Loan, 8.25%, Maturing March 29, 2018		27,962	18,198,672
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		59,410	59,707,061
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		35,763	35,776,073
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		31,650	31,644,685
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		14,688	14,890,150
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,047	2,044,472
Term Loan, 4.00%, Maturing November 6, 2020		8,002	7,992,029
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,542	10,572,360
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		2,507	2,491,666
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		33,384	33,550,460
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		17,162	17,279,966
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		38,064	37,869,324
Term Loan, 3.75%, Maturing March 17, 2021	EUR	38,407	51,717,518
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		22,506	22,595,206
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	22,350	30,111,079
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022		5,500	5,526,356
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		32,874	32,848,061
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		66,080	66,410,505
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		20,494	21,249,513
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		17,702	17,743,661
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		16,002	15,521,516
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		25,781	25,800,763
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		5,658	5,569,356
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		6,930	6,860,700

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		77,191	$77,238,911
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		20,375	20,744,297
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,500	1,539,375
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,924	1,931,506
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		42,075	41,870,936
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		13,776	13,827,718
Term Loan, 4.00%, Maturing March 8, 2020		86,355	86,651,296
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		16,143	16,314,922
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		81,770	81,684,858
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,581	1,592,247
Term Loan, 6.00%, Maturing July 28, 2017		8,079	8,134,379
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,826	5,833,533
Term Loan, 5.02%, Maturing February 21, 2019	CAD	4,938	4,539,683
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		29,698	29,469,784

			$1,272,764,184

Cable and Satellite Television — 2.7%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		31,843	$31,710,534
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		20,889	20,451,647
Term Loan, 3.00%, Maturing January 3, 2021		17,784	17,427,176
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		8,276	8,262,855
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		7,541	7,416,959
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		28,581	28,733,228
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		14,350	14,284,060
Mediacom Illinois, LLC
Term Loan, 3.13%, Maturing October 23, 2017		10,091	10,103,440
Term Loan, Maturing June 13, 2021(2)		8,450	8,442,961
Numericable Group SA
Term Loan, Maturing April 23, 2020(2)	EUR	2,000	2,697,230
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020		9,625	9,664,664
Term Loan, 4.50%, Maturing May 21, 2020		11,125	11,171,262
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		11,344	11,006,598
UPC Financing Partnership
Term Loan, 3.85%, Maturing March 31, 2021	EUR	14,790	19,930,064
Term Loan, 3.25%, Maturing June 30, 2021		11,354	11,249,133
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 7, 2020		92,025	91,298,831
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	10,575	17,950,998

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ziggo B.V.
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	594	$792,003
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	8,588	11,457,650
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	12,150	16,209,670
Term Loan, 3.25%, Maturing January 15, 2022		11,009	10,836,361
Term Loan, 3.25%, Maturing January 15, 2022		17,084	16,815,710
Term Loan, 3.50%, Maturing January 15, 2022	EUR	633	844,804
Term Loan, 3.50%, Maturing January 15, 2022	EUR	6,787	9,055,239
Term Loan, 3.50%, Maturing January 15, 2022	EUR	10,824	14,440,863
Term Loan, Maturing January 15, 2022(2)		18,106	17,821,943

			$420,075,883

Chemicals and Plastics — 4.0%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,366	$10,392,323
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,410	8,615,209
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,379	5,392,077
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		47,248	47,267,411
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		68,986	68,727,173
Term Loan, 4.25%, Maturing February 3, 2020	EUR	3,960	5,343,734
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021		12,312	12,421,291
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		2,430	2,437,257
Emerald Performance Materials, LLC
Term Loan, Maturing August 1, 2021(2)		8,550	8,507,250
Huntsman International, LLC
Term Loan, 2.45%, Maturing June 30, 2016		276	275,350
Term Loan, Maturing October 15, 2020(2)		36,275	36,288,422
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	18,458	24,899,408
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		78,727	78,453,194
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		8,254	8,311,061
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		25,685	25,714,384
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021		38,400	38,591,693
Momentive Performance Materials USA Inc.
DIP Loan, 4.00%, Maturing April 15, 2015		4,850	4,869,642
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,064	1,071,671
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,833	9,888,631
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,654	12,662,284
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	4,040,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,963	6,629,015
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		5,284	5,283,630
Term Loan, 5.52%, Maturing June 8, 2020	CAD	9,090	8,378,554
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		27,765	27,820,979

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Solenis International, LP
Term Loan, Maturing July 2, 2021(2)		5,200	$5,162,082
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,028	6,072,800
Taminco Global Chemical Corporation
Term Loan, 3.50%, Maturing February 15, 2019	EUR	2,985	4,010,627
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,800	19,768,815
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		45,289	45,349,976
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		65,485	65,648,568
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,747	2,747,360

			$611,041,871

Conglomerates — 0.7%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing May 30, 2021(2)		5,875	$5,893,359
Deutsche Raststatten Holding GmbH
Term Loan, 3.41%, Maturing December 10, 2018	EUR	6,250	8,372,202
Term Loan, 3.66%, Maturing December 10, 2019	EUR	2,950	3,957,913
Financiere SPIE S.A.S.
Term Loan, 4.10%, Maturing August 30, 2018	EUR	1,478	1,986,757
Term Loan, 4.10%, Maturing August 30, 2018	EUR	5,867	7,887,420
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,456	34,413,231
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	18,333	24,759,611
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		20,215	20,238,216
Term Loan, 5.03%, Maturing December 17, 2019	CAD	7,714	7,066,175

			$114,574,884

Containers and Glass Products — 1.3%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		49,681	$49,169,140
Term Loan, 3.75%, Maturing January 6, 2021		43,467	43,164,670
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		30,166	30,288,188
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		7,875	7,845,469
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		2,547	2,562,415
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,714	5,743,066
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,857	3,854,035
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		49,174	49,140,193
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,475	3,483,983

			$195,251,159

Cosmetics/Toiletries — 0.4%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		3,979	$3,991,005
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		27,462	27,534,939
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		40,231	39,024,495

			$70,550,439

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Drugs — 1.6%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,879	$19,858,228
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		8,654	8,670,430
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		7,357	7,338,171
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		16,100	16,207,806
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,599	36,579,007
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		22,274	22,274,147
Term Loan, 3.75%, Maturing December 11, 2019		41,979	41,989,644
Term Loan, 3.75%, Maturing August 5, 2020		51,936	51,896,439
VWR Funding, Inc.
Term Loan, 3.41%, Maturing April 3, 2017		37,528	37,559,470
Term Loan, 3.60%, Maturing April 3, 2017	EUR	2,955	3,971,740

			$246,345,082

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		63,418	$63,185,476
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		16,250	16,554,687

			$79,740,163

Electronics/Electrical — 8.8%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		22,693	$22,782,530
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		14,639	14,646,695
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		14,966	15,097,205
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		48,599	49,206,524
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		9,000	9,135,000
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		109,400	109,314,230
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		25,493	25,519,106
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		21,401	21,909,274
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,890	13,647,109
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		5,912	5,923,276
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		27,524	27,218,498
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021		9,278	9,270,615
Dell Inc.
Term Loan, 4.50%, Maturing April 29, 2020		168,559	169,041,359
Term Loan, 4.75%, Maturing April 29, 2020	EUR	4,963	6,705,779
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		36,182	36,231,483
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		9,500	9,432,711
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		18,117	18,223,090
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,881	11,886,426

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020		14,936	$15,085,297
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		11,135	11,094,746
Term Loan, 5.00%, Maturing January 15, 2021		6,944	6,963,302
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021		61,723	61,602,134
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		11,188	11,255,457
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,610	8,552,131
Term Loan, 3.75%, Maturing June 3, 2020		108,236	107,491,551
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,906	6,569,735
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,900	9,986,625
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,502	58,946,792
MH Sub I, LLC
Term Loan, 2.00%, Maturing June 25, 2021(4)		1,515	1,518,729
Term Loan, 5.00%, Maturing July 8, 2021		13,935	13,972,306
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		17,337	17,272,089
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		36,102	35,882,181
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021		6,985	6,982,446
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		13,616	13,610,197
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		4,550	4,529,147
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		10,076	10,117,656
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,305,781
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		113,300	113,848,703
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		11,350	11,423,775
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 29, 2021		15,137	15,196,975
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		9,011	9,134,440
SkillSoft Corporation
Term Loan, 4.50%, Maturing April 28, 2021		28,150	28,132,406
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		9,909	10,305,750
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018		17,422	17,407,149
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018		18,662	18,358,576
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019		16,200	16,210,125
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		14,691	14,838,201
Sybil Software LLC
Term Loan, 5.00%, Maturing March 20, 2020		18,318	18,356,282
Vantiv, LLC
Term Loan, 3.75%, Maturing May 12, 2021		15,650	15,728,250
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019		25,671	25,719,615

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	28,050	$28,067,531
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	19,369	19,490,020
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	12,926	12,982,157

		$1,356,129,167

Equipment Leasing — 0.5%
Delos Finance S.A.R.L.
Term Loan, 3.50%, Maturing March 6, 2021	47,925	$47,916,421
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	33,614,685

		$81,531,106

Financial Intermediaries — 3.9%
American Capital, Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	9,919	$9,918,750
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,403	12,387,448
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	2,000	2,005,000
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	31,999	32,110,891
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	17,773	17,699,420
First Data Corporation
Term Loan, 3.66%, Maturing March 24, 2017	5,000	4,988,395
Term Loan, 3.67%, Maturing March 23, 2018	41,018	40,650,078
Term Loan, 3.67%, Maturing September 24, 2018	41,428	41,057,293
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	34,825	34,661,775
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	37,184	37,207,253
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	4,178	4,188,257
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	17,164	17,078,424
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	16,855	16,933,765
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	22,671	22,653,849
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	9,071	9,105,162
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	14,015	13,825,380
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	97,115	97,229,661
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	2,319	2,324,956
Term Loan, 6.25%, Maturing September 4, 2018	12,927	12,959,631
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	46,276	46,472,817
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016	26,638	25,684,715
Sesac Holdco II, LLC
Term Loan, 5.01%, Maturing February 8, 2019	7,127	7,162,239
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	22,758	22,676,117

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017		6,545	$6,547,187
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		12,164	12,346,333
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		50,894	50,305,277

			$600,180,073

Food Products — 4.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		45,533	$45,684,713
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018		9,098	8,969,398
Autobar BV (Acorn 3 BV)
Term Loan, 5.95%, Maturing October 31, 2019	EUR	25,986	29,229,457
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		56,050	55,396,141
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		28,521	28,592,371
Charger OpCo BV
Term Loan, Maturing May 29, 2021(2)		37,600	37,130,000
Term Loan, Maturing June 30, 2021(2)	EUR	12,525	16,521,522
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		10,222	10,306,928
CSM Bakery Solutions LLC
Term Loan, 4.75%, Maturing July 3, 2020		13,032	13,026,316
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		20,820	20,693,496
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,239	12,241,046
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		23,053	23,071,986
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		132,487	132,652,968
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		15,359	15,359,000
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		37,088	36,902,934
Term Loan, 3.75%, Maturing September 18, 2020		27,840	27,743,578
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	100,057,533
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		12,133	12,058,559
Term Loan, 3.25%, Maturing April 29, 2020		38,714	38,474,416
Regentrealm Limited
Term Loan, 5.00%, Maturing July 29, 2020	GBP	9,603	16,324,101

			$680,436,463

Food Service — 2.8%
Aramark Corporation
Term Loan, 3.73%, Maturing July 26, 2016		3,393	$3,391,627
Term Loan, 3.73%, Maturing July 26, 2016		13,242	13,183,652
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		4,851	4,878,880
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)		898	898,479
Term Loan, 10.50%, Maturing July 18, 2017		2,522	2,547,157
Term Loan, 10.50%, Maturing July 19, 2017		1,388	1,401,375
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		24,808	24,920,034

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		14,264	$14,175,098
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,775	9,786,850
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		11,621	11,617,098
Term Loan, 3.50%, Maturing January 6, 2021	EUR	18,379	24,682,108
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		2,785	2,795,893
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		66,058	65,082,329
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		45,820	45,979,895
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,174	13,171,728
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		9,083	8,919,891
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,084	4,074,819
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		107,560	107,627,500
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		99,491	79,294,020

			$438,428,433

Food/Drug Retailers — 2.3%
Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		18,275	$18,352,577
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		40,685	40,942,562
Alliance Boots Holdings Limited
Term Loan, 3.56%, Maturing July 10, 2017	EUR	15,797	21,196,498
Term Loan, 3.98%, Maturing July 10, 2017	GBP	23,250	39,271,371
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		74,376	73,911,046
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		4,618	4,646,611
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		73,919	73,826,149
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		32,500	33,182,500
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		53,025	53,028,731

			$358,358,045

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		8,341	$8,445,009

			$8,445,009

Health Care — 9.4%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		12,550	$12,597,063
Term Loan, Maturing April 16, 2021(2)		6,700	6,725,125
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		39,268	39,400,701
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		31,831	31,851,005
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019		10,124	10,180,445
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021		10,500	10,510,941

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		30,768	$30,911,816
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		9,461	9,567,586
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		90,676	90,725,385
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		2,892	2,931,730
Term Loan, 6.50%, Maturing July 31, 2020		4,820	4,886,217
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,343	1,345,945
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		25,826	25,880,671
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		108,610	109,017,597
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,197	17,229,359
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		45,025	45,012,933
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		26,254	26,346,730
Drumm Investors LLC
Term Loan, 6.75%, Maturing May 4, 2018		9,609	9,629,677
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		71,321	71,440,090
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		4,107	4,116,883
Term Loan, 4.75%, Maturing August 30, 2020	EUR	1,633	2,207,422
Term Loan, 4.75%, Maturing August 30, 2020	EUR	5,367	7,257,319
Term Loan, 4.25%, Maturing August 31, 2020		13,550	13,581,111
Generale De Sante
Term Loan, Maturing July 29, 2020(2)	EUR	5,000	6,720,358
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		39,502	39,593,855
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.16%, Maturing February 27, 2021		75,617	75,374,425
HCA, Inc.
Term Loan, 2.98%, Maturing May 1, 2018		23,509	23,511,246
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		14,255	14,211,585
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,374	22,454,113
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		21,272	21,324,884
Term Loan, 7.76%, Maturing May 15, 2018		14,611	14,622,729
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,775	20,645,156
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,075	2,786,779
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		29,150	29,122,686
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		69,174	69,248,165
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		9,506	9,101,945
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		27,032	26,930,879
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		4,407	4,406,252

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		40,650	$40,785,161
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		12,303	12,410,375
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		8,944	8,977,949
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021		11,247	11,298,357
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		43,862	43,983,117
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		30,348	30,434,749
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		56,550	56,608,925
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		79,956	80,127,075
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		29,030	28,957,862
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		25,660	25,735,117
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		8,400	8,439,379
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		18,339	18,373,171
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		15,913	16,004,915
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		21,728	21,727,600
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020		16,206	16,105,097
TriZetto Corporation
Term Loan, 4.75%, Maturing May 2, 2018		31,247	31,384,034
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		17,981	17,946,954
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,464	12,451,908

			$1,445,160,553

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		4,638	$4,617,117
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		49,286	49,371,750
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		33,249	33,236,456

			$87,225,323

Industrial Equipment — 2.6%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		6,518	$6,555,039
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,365	50,744,821
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		21,225	21,339,785
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		5,075	5,113,802
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		30,759	30,655,263
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,529	8,813,324
Gemini HDPE LLC
Term Loan, Maturing August 4, 2021(2)		7,475	7,493,688

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		18,838	$18,689,131
Grede Holdings LLC
Term Loan, 4.75%, Maturing June 2, 2021		16,225	16,312,891
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		48,575	48,749,579
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		3,915	3,924,928
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		24,455	24,447,611
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		14,043	14,130,401
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		59,150	59,108,614
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021		26,375	26,281,580
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		14,876	14,863,205
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		5,835	5,868,199
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		14,980	14,975,365
Terex Corporation
Term Loan, 4.00%, Maturing April 28, 2017	EUR	5,631	7,596,952
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,939	3,940,004
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		8,304	8,330,138

			$397,934,320

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		22,037	$22,087,569
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		6,751	6,770,200
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		13,375	13,366,909
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		152,774	153,642,499
Term Loan, 4.25%, Maturing July 8, 2020		19,082	19,052,443
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		20,075	20,752,531
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		16,393	16,003,483
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018		19,407	19,412,920
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		27,479	27,414,087
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		4,700	4,709,546
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020		57,603	57,526,001
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		59,410	59,496,244

			$420,234,432

Leisure Goods/Activities/Movies — 3.9%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020		39,803	$39,803,437
Amaya Holdings B.V.
Term Loan, Maturing August 1, 2021(2)		45,425	45,020,445
Term Loan - Second Lien, Maturing August 1, 2022(2)		12,200	12,357,587
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020		36,340	36,302,969

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	22,953	$23,028,401
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	46,083	46,025,356
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	5,269	5,262,826
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	8,976	8,942,769
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing July 25, 2020	2,950	2,958,759
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	46,210	46,325,143
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	16,968	17,084,554
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	21,547	21,628,114
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	6,612	6,650,442
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	4,825	4,809,922
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	40,110	40,159,721
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.41%, Maturing June 28, 2019	15,527	15,569,087
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	16,575	16,606,078
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	14,793	14,772,738
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	34,914	34,438,004
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	15,881	15,928,054
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018	6,224	2,668,719
SRAM, LLC
Term Loan, 4.00%, Maturing April 10, 2020	38,455	38,206,453
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	2,978	2,981,222
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	29,129	26,507,049
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	12,893	12,873,177
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	9,200	9,430,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	27,542	27,036,950
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020	36,845	36,879,293

		$610,257,269

Lodging and Casinos — 2.8%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	4,660	$4,659,998
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	11,934	11,960,526
Caesars Entertainment Operating Company
Revolving Loan, 4.97%, Maturing January 27, 2017(4)	15,000	13,668,750
Term Loan, 7.00%, Maturing March 1, 2017	25,675	23,974,275
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	14,503	14,511,836
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020	11,290	11,249,113

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 28, 2018	GBP	48,838	$83,149,334
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,127	3,195,186
Term Loan, 5.50%, Maturing November 21, 2019		7,296	7,455,434
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		106,455	106,094,257
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021		8,489	8,507,383
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		42,867	42,670,838
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		13,675	13,718,902
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		6,754	6,760,185
Scandic Hotels Holding AB
Term Loan, 4.40%, Maturing January 27, 2017	EUR	4,725	6,380,474
Term Loan, 4.40%, Maturing January 27, 2017	EUR	4,725	6,380,474
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		65,471	64,635,066
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		3,307	3,311,553

			$432,283,584

Nonferrous Metals/Minerals — 1.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,913	$18,132,935
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,639	39,978,702
Fairmount Minerals LTD.
Term Loan, 3.75%, Maturing March 15, 2017		4,454	4,472,710
Term Loan, 4.50%, Maturing September 5, 2019		36,971	37,286,428
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		27,381	27,629,532
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		15,235	14,847,463
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		29,361	29,408,428
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		9,822	9,858,980
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	13,177,688
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018		6,363	6,384,279
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		2,000	1,982,500
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018		35,182	33,405,172

			$236,564,817

Oil and Gas — 4.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		42,398	$42,663,249
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020		19,167	19,646,308
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020		33,141	33,472,700
Citgo Petroleum Corporation
Revolving Loan, Maturing July 23, 2019(2)		12,500	12,250,000
Term Loan, 4.50%, Maturing July 29, 2021		16,250	16,351,563
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019		12,293	12,556,914
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 18, 2021		17,650	17,771,344

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019		31,400	$31,018,710
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018		18,570	18,614,343
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020		12,176	12,491,932
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020		17,232	17,339,511
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020		109,340	109,525,932
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		12,312	12,419,974
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021		14,450	14,391,304
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020		6,006	6,002,361
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018		18,250	18,230,454
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021		80,708	79,906,873
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020		673	673,168
Term Loan, 4.25%, Maturing December 16, 2020		1,804	1,805,006
Term Loan, 4.25%, Maturing December 16, 2020		12,970	12,975,643
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019		2,527	2,533,092
Term Loan, 4.25%, Maturing September 25, 2019		4,137	4,147,133
Term Loan, 4.25%, Maturing October 1, 2019		31,219	31,297,175
Southcross Holdings Borrower LP
Term Loan, Maturing July 16, 2021(2)		6,650	6,687,326
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017		15,000	15,032,820
Term Loan, 4.25%, Maturing November 13, 2018		23,165	23,232,823
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		53,547	53,810,444

			$626,848,102

Publishing — 3.0%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		11,825	$11,914,002
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019		20,315	20,391,540
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019		24,427	24,709,702
Flint Group SA
Term Loan, 5.37%, Maturing December 30, 2016		1,739	1,739,043
Term Loan, 5.31%, Maturing December 31, 2016	EUR	714	955,863
Term Loan, 5.31%, Maturing December 31, 2016	EUR	853	1,142,775
Term Loan, 5.31%, Maturing December 31, 2016	EUR	2,418	3,238,452
Term Loan, 5.37%, Maturing December 31, 2016		7,221	7,221,389
Term Loan, 5.37%, Maturing December 31, 2016		9,672	9,672,327
Term Loan, 5.37%, Maturing December 31, 2016		12,976	12,975,802
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		112,330	108,617,157
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		30,245	30,405,378
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		104,093	101,230,428
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		10,479	10,593,156
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		20,177	20,281,031

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		9,707	$9,868,928
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		6,060	6,072,435
Nelson Education Ltd.
Term Loan, 4.75%, Maturing July 7, 2015		259	216,167
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		10,744	10,855,731
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		20,601	20,806,691
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	3,226	4,347,958
Term Loan, 5.00%, Maturing August 14, 2020		20,700	20,728,948
Trader Media Corporation Limited
Term Loan, 4.99%, Maturing June 7, 2017	GBP	2,000	3,393,131
Term Loan, 4.75%, Maturing June 8, 2017	GBP	12,529	21,255,549

			$462,633,583

Radio and Television — 2.2%
ALM Media Holdings, Inc.
Term Loan, Maturing July 29, 2020(2)		7,225	$7,206,937
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016		5,292	5,252,495
Term Loan, 6.91%, Maturing January 30, 2019		16,740	16,476,471
Term Loan, 7.66%, Maturing July 30, 2019		5,384	5,386,680
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		81,133	81,401,546
Entercom Radio, LLC
Term Loan, 4.04%, Maturing November 23, 2018		8,526	8,551,607
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		22,287	22,054,445
Gray Television, Inc.
Term Loan, Maturing June 10, 2021(2)		5,075	5,083,724
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		7,835	7,874,383
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		26,745	26,828,161
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		13,907	13,932,587
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		15,770	15,799,773
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,580	9,723,585
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,295	12,294,750
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,493	8,415,622
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		11,330	11,228,971
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,225	14,020,515
Tyrol Acquisitions 2 SAS
Term Loan, 4.10%, (3.10% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	3,176	4,093,434
Term Loan, 4.10%, (3.10% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	3,176	4,093,434
Term Loan, 4.10%, (3.10% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	4,777	6,157,345
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		43,182	42,966,113
Term Loan, 4.00%, Maturing March 2, 2020		15,675	15,592,261

			$344,434,839

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 5.0%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		31,736	$31,941,394
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	6,850	11,499,799
Term Loan, 4.31%, Maturing April 28, 2020	GBP	5,450	9,198,931
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		41,951	42,055,750
Burlington Coat Factory Warehouse Corporation
Term Loan, Maturing July 17, 2021(2)		8,225	8,225,000
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		60,100	59,469,687
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,001	14,583,307
Douglas Holding AG
Term Loan, 4.82%, Maturing December 12, 2019	EUR	5,961	8,058,688
Term Loan, 4.81%, Maturing June 12, 2020	EUR	3,300	4,467,199
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,474	10,516,161
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		20,048	20,165,279
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		66,068	66,687,514
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		44,544	43,580,254
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		29,085	29,042,697
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		27,750	28,009,990
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		45,943	45,844,981
Term Loan, 4.00%, Maturing January 28, 2020		10,650	10,616,719
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		70,293	70,060,552
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		46,993	46,720,513
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		5,024	5,042,278
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		30,146	30,223,315
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,424	10,006,920
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,875	9,899,687
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		18,355	18,416,133
Term Loan, 4.25%, Maturing August 7, 2019		9,425	9,460,801
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		9,950	9,900,312
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		44,255	44,254,973
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		29,328	28,466,854
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,629,850
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(5)	EUR	86	45,238
Term Loan, 0.00%, Maturing March 9, 2015(5)	EUR	336	175,909

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 0.00%, Maturing March 9, 2015(5)	EUR	14,106	$7,378,348
Term Loan, 0.00%, Maturing March 8, 2016(5)	EUR	86	45,234
Term Loan, 0.00%, Maturing March 8, 2016(5)	EUR	336	175,909
Term Loan, 0.00%, Maturing March 8, 2016(5)	EUR	9,880	5,167,871
Term Loan, 0.00%, Maturing March 30, 2018(5)	EUR	509	266,625
Term Loan, 0.00%, Maturing March 30, 2018(5)	EUR	4,491	2,354,566
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(5)	EUR	13	342
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(5)	EUR	88	2,392
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(5)	EUR	900	24,605
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,586	5,362,361

			$767,044,938

Steel — 1.6%
Essar Steel Algoma, Inc.
Term Loan, 10.25%, Maturing September 20, 2014		14,504	$14,566,126
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		135,091	134,863,331
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		10,950	10,981,580
Term Loan, 5.00%, Maturing June 30, 2017	GBP	11,367	19,225,467
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		23,613	23,700,570
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		9,062	9,039,250
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		11,741	11,613,810
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		19,667	19,707,896

			$243,698,030

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	$28,967,812
Term Loan, 3.00%, Maturing March 11, 2018		18,482	18,360,620
Term Loan, 3.75%, Maturing March 12, 2018		24,822	24,841,386
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		35,411	35,466,598

			$107,636,416

Telecommunications — 2.0%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		20,010	$19,972,661
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		140,759	140,758,601
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		20,200	20,326,250
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020		6,742	6,747,297
Mitel US Holdings, Inc.
Term Loan, 5.34%, Maturing January 31, 2020		5,632	5,681,276
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021		22,650	22,451,813
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		12,068	12,066,304
Term Loan, 4.00%, Maturing April 23, 2019		31,629	31,609,163
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		51,415	51,311,669

			$310,925,034

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Utilities — 1.0%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020		16,137	$15,844,517
Term Loan, 3.25%, Maturing January 31, 2022		9,882	9,782,124
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018		9,484	9,525,503
Term Loan, 4.00%, Maturing April 1, 2018		34,883	35,008,966
Term Loan, 4.00%, Maturing October 9, 2019		1,403	1,406,863
Term Loan, 4.00%, Maturing October 30, 2020		6,716	6,733,464
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		17,416	17,432,259
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020		10,403	10,442,409
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		6,975	7,041,841
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018		10,098	10,135,925
Term Loan, 4.25%, Maturing December 31, 2019		11,085	11,126,256
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		9,524	9,565,253
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020		377	369,731
Term Loan, 4.25%, Maturing May 6, 2020		7,092	6,990,508
TerraForm Power Operating, LLC
Term Loan, Maturing July 23, 2019(2)		4,050	4,087,969
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,388	7,392,492

			$162,886,080

Total Senior Floating-Rate Interests (identified cost $14,225,277,783)			$14,162,337,537

Corporate Bonds & Notes — 4.3%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)		4,000	$4,180,000

			$4,180,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,559,375

			$8,559,375

Cable and Satellite Television — 0.3%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$11,976,130
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		3,105	3,302,944
8.875%, 12/1/18(7)		11,000	11,701,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		9,000	9,090,000
5.625%, 4/15/23(7)	EUR	5,000	7,255,978

			$43,326,302

Chemicals and Plastics — 0.6%
Hexion US Finance Corp.
6.625%, 4/15/20		16,525	$17,186,000

21

Security	Principal Amount* (000’s omitted)		Value
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	8,000	$11,194,460
8.375%, 2/15/19(7)		15,250	16,527,187
7.50%, 5/1/20(7)		14,525	15,614,375
Polymer Group, Inc.
7.75%, 2/1/19		4,500	4,747,500
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		20,497	21,624,335

			$86,893,857

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$45,501,250
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		4,925	5,158,938

			$50,660,188

Ecological Services and Equipment — 0.0%(6)
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$3,105,000
9.00%, 11/15/18(7)	CAD	4,500	4,219,975

			$7,324,975

Entertainment — 0.2%
Vougeot Bidco PLC
5.453%, 7/15/20(7) (8)	EUR	18,625	$25,261,533

			$25,261,533

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		2,325	$2,551,688
7.125%, 9/1/18(7)		2,325	2,667,937

			$5,219,625

Financial Intermediaries — 0.2%
First Data Corp.
6.75%, 11/1/20(7)		10,952	$11,609,120
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	6,500	9,226,056
UPCB Finance III, Ltd.
6.625%, 7/1/20(7)		9,000	9,540,000

			$30,375,176

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		18,000	$17,865,000
HJ Heinz Co.
4.25%, 10/15/20		15,000	14,925,000
Picard Groupe SA
4.459%, 8/1/19(7)(8)	EUR	7,500	10,169,417
Stretford 79 PLC
4.807%, 7/15/20(7)(8)	GBP	9,575	16,084,639
6.25%, 7/15/21(7)	GBP	7,000	11,729,460

			$70,773,516

Health Care — 0.6%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$38,659,687
5.125%, 8/1/21(7)		7,500	7,593,750
HCA, Inc.
4.75%, 5/1/23		11,975	11,855,250

22

Security	Principal Amount* (000’s omitted)		Value
inVentiv Health, Inc.
9.00%, 1/15/18(7)		15,375	$16,259,063
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,156,250
4.375%, 10/1/21		12,200	11,803,500

			$99,327,500

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(9)		1,035	$797,437

			$797,437

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		9,800	$10,510,500
Galaxy Bidco, Ltd.
5.525%, 11/15/19(7)(8)	GBP	2,500	4,241,852
Towergate Finance PLC
6.06%, 2/15/18(7)(8)	GBP	9,950	16,252,626

			$31,004,978

Leisure Goods/Activities/Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		3,000	$3,075,000

			$3,075,000

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		25,250	$22,220,000
9.00%, 2/15/20		6,175	5,171,563
9.00%, 2/15/20		14,975	12,466,687

			$39,858,250

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		11,500	$11,873,750

			$11,873,750

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$9,263,820
Univision Communications, Inc.
6.75%, 9/15/22(7)		8,140	8,811,550

			$18,075,370

Telecommunications — 0.6%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,424,375
Sunrise Communications International SA
4.959%, 12/31/17(7)(8)	EUR	3,000	4,047,279
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		12,025	12,205,375
6.00%, 4/15/21(7)	GBP	12,350	21,522,926
5.50%, 1/15/25(7)	GBP	7,000	11,980,595
5.50%, 1/15/25(7)		10,950	11,086,875
Wind Acquisition Finance SA
5.459%, 4/30/19(7)(8)	EUR	7,775	10,555,830
6.50%, 4/30/20(7)		7,375	7,863,594
4.203%, 7/15/20(7)(8)	EUR	7,450	10,050,743

			$98,737,592

23

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)	3,000	$3,180,000
7.875%, 1/15/23(7)	20,860	22,789,550
5.875%, 1/15/24(7)	5,000	5,237,500

		$31,207,050

Total Corporate Bonds & Notes (identified cost $645,430,494)		$666,531,474

Asset-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.084%, 4/15/25(7)(8)	$5,600	$5,498,674
Apidos CLO XIV, Series 2013-14A, Class D, 3.734%, 4/15/25(7)(8)	7,000	6,835,052
Apidos CLO XIV, Series 2013-14A, Class E, 4.634%, 4/15/25(7)(8)	3,500	3,129,679
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 2.983%, 10/17/24(7)(8)	3,000	2,928,048
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.733%, 10/17/24(7)(8)	3,000	2,881,707
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.133%, 10/17/24(7)(8)	3,000	2,768,802
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 2.983%, 7/17/25(7)(8)	4,000	3,943,764
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.683%, 7/17/25(7)(8)	3,330	3,213,513
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.483%, 7/17/25(7)(8)	3,330	3,015,075
Babson CLO Ltd., Series 2005-1A, Class C1, 2.184%, 4/15/19(7)(8)	1,129	1,121,390
Babson CLO Ltd., Series 2013-IA, Class C, 2.934%, 4/20/25(7)(8)	7,175	7,061,240
Babson CLO Ltd., Series 2013-IA, Class D, 3.734%, 4/20/25(7)(8)	5,600	5,460,302
Babson CLO Ltd., Series 2013-IA, Class E, 4.634%, 4/20/25(7)(8)	3,525	3,250,882
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.334%, 7/15/26(7)(8)(10)	3,500	3,488,376
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.334%, 7/15/26(7)(8)(10)	3,500	3,218,901
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.884%, 7/15/25(7)(8)	5,000	4,898,795
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.634%, 7/15/25(7)(8)	3,000	2,884,707
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.834%, 7/15/25(7)(8)	2,400	2,188,915
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.924%, 8/15/25(7)(8)	3,250	3,195,956
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.424%, 8/15/25(7)(8)	1,400	1,325,104
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.124%, 8/15/25(7)(8)	925	800,002
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.282%, 7/20/26(7)(8)	3,250	3,260,616
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.682%, 7/20/26(7)(8)	3,250	3,155,760
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.282%, 7/20/26(7)(8)	3,250	3,046,648
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.184%, 1/15/18(7)(8)	2,000	1,909,697
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.934%, 4/20/25(7)(8)	6,325	6,195,831
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.734%, 4/20/25(7)(8)	6,950	6,733,751

Total Asset-Backed Securities (identified cost $98,299,235)		$97,411,187

Common Stocks — 0.2%

Security	Shares	Value
Air Transport — 0.0%(6)
IAP Worldwide Services, LLC(3)(9)(11)	921	$936,178

		$936,178

Automotive — 0.1%
Dayco Products, LLC(9)	88,506	$4,867,830

		$4,867,830

24

Security	Shares	Value
Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(3)(9)(11)	329,120	$1,974,720

		$1,974,720

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(3)(9)	242,178	$502,387
Sanitec Europe Oy E Units(3)(9)(11)	230,960	0
Sanitec Europe Oy E1 Units(3)(9)(11)	332,005	688,729

		$1,191,116

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(3)(9)(11)	206,125	$1,958,190

		$1,958,190

Publishing — 0.1%
ION Media Networks, Inc.(3)(9)	28,605	$8,693,060
MediaNews Group, Inc.(9)(11)	162,730	4,963,263

		$13,656,323

Total Common Stocks (identified cost $9,252,570)		$24,584,357

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(12)	$340,273	$340,272,511

Total Short-Term Investments (identified cost $340,272,511)		$340,272,511

Total Investments — 99.1% (identified cost $15,318,532,593)		$15,291,137,066

Less Unfunded Loan Commitments — (0.4)%		$(55,623,109)

Net Investments — 98.7% (identified cost $15,262,909,484)		$15,235,513,957

Other Assets, Less Liabilities — 1.3%		$203,737,055

Net Assets — 100.0%		$15,439,251,012

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

25

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Defaulted security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Amount is less than 0.05%.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $516,580,632 or 3.3% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	When-issued security.

(11)	Non-income producing security.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $814,914.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,263,461,965

Gross unrealized appreciation	$104,055,893
Gross unrealized depreciation	(132,003,901)

Net unrealized depreciation	$(27,948,008)

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/1/14	United States Dollar 10,009,847	Euro 7,475,000	JP Morgan Chase Bank NA	$—	$(447)	$(447)
8/29/14	British Pound Sterling 45,718,164	United States Dollar 76,335,847	Goldman Sachs International	—	(834,616)	(834,616)
8/29/14	Canadian Dollar 46,900,730	United States Dollar 43,216,522	JP Morgan Chase Bank NA	230,428	—	230,428
8/29/14	Euro 174,784,416	United States Dollar 237,615,918	Goldman Sachs International	3,552,489	—	3,552,489
8/29/14	Euro 8,450,000	United States Dollar 11,525,817	State Street Bank and Trust Co.	209,957	—	209,957
8/29/14	United States Dollar 33,442,500	British Pound Sterling 19,500,000	Goldman Sachs International	—	(527,267)	(527,267)

26

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/29/14	United States Dollar 3,910,505	Canadian Dollar 4,200,000	Goldman Sachs International	$—	$(61,064)	$(61,064)
8/29/14	United States Dollar 13,437,880	Euro 10,000,000	JP Morgan Chase Bank NA	—	(46,330)	(46,330)
8/29/14	United States Dollar 38,093,608	Euro 28,000,000	State Street Bank and Trust Co.	—	(597,267)	(597,267)
9/30/14	British Pound Sterling 16,575,000	United States Dollar 28,399,704	Goldman Sachs International	429,164	—	429,164
9/30/14	British Pound Sterling 75,528,701	United States Dollar 128,467,145	HSBC Bank USA	1,011,422	—	1,011,422
9/30/14	Euro 195,161,323	United States Dollar 265,658,472	HSBC Bank USA	4,280,096	—	4,280,096
9/30/14	Euro 7,475,000	United States Dollar 10,011,746	JP Morgan Chase Bank NA	524	—	524
9/30/14	Euro 12,274,500	United States Dollar 16,661,136	State Street Bank and Trust Co.	221,973	—	221,973
9/30/14	United States Dollar 30,701,124	British Pound Sterling 18,000,000	JP Morgan Chase Bank NA	—	(325,876)	(325,876)
9/30/14	United States Dollar 28,398,090	Euro 21,000,000	Goldman Sachs International	—	(272,918)	(272,918)
9/30/14	United States Dollar 53,753,120	Euro 40,000,000	JP Morgan Chase Bank NA	—	(181,363)	(181,363)
10/31/14	British Pound Sterling 86,283,956	United States Dollar 146,092,112	HSBC Bank USA	527,500	—	527,500
10/31/14	Euro 168,279,860	United States Dollar 225,706,204	Goldman Sachs International	302,380	—	302,380

				$10,765,933	$(2,847,148)	$7,918,785

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$10,765,933	$(2,847,148)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

27

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$14,099,924,681	$6,789,747	$14,106,714,428
Corporate Bonds & Notes	—	665,734,037	797,437	666,531,474
Asset-Backed Securities	—	97,411,187	—	97,411,187
Common Stocks	—	9,831,093	14,753,264	24,584,357
Short-Term Investments	—	340,272,511	—	340,272,511
Total Investments	$—	$15,213,173,509	$22,340,448	$15,235,513,957
Forward Foreign Currency Exchange Contracts	$—	$10,765,933	$—	$10,765,933
Total	$—	$15,223,939,442	$22,340,448	$15,246,279,890

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,847,148)	$—	$(2,847,148)
Total	$—	$(2,847,148)	$—	$(2,847,148)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2014 is not presented.

At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

28

Eaton Vance

Floating-Rate Advantage Fund

July 31, 2014 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $7,088,634,144 and the Fund owned 98.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 117.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020		792	$793,100
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020		8,555	8,554,240
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019		1,407	1,411,461
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		2,268	2,281,173
Term Loan, 5.00%, Maturing November 2, 2018		5,002	5,031,998
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017		960	964,370
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		944	943,758
Term Loan - Second Lien, 9.25%, Maturing July 18, 2019(3)		1,300	1,039,909
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		43,476	43,377,900
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		58,187	57,916,674
Term Loan, 3.75%, Maturing June 4, 2021		16,200	16,062,300

			$138,376,883

Automotive — 5.0%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020		12,051	$12,111,243
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019		42,959	43,026,409
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018		26,276	26,431,873
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		1,178	1,182,061
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017		31,287	31,335,986
Term Loan, 3.25%, Maturing December 31, 2018		41,496	41,373,587
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021		6,700	6,691,625
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		9,501	9,536,817
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		39,100	39,129,325
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		39,075	39,416,906
INA Beteiligungsgesellschaft GmbH
Term Loan, 2.85%, Maturing April 22, 2016	EUR	3,012	4,062,882
Term Loan, 3.75%, Maturing May 15, 2020		5,500	5,512,986
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018		24,483	24,615,138
Term Loan, 4.75%, Maturing December 18, 2018	EUR	2,463	3,315,959
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		6,912	6,920,714
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 1, 2021		8,375	8,393,324
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		15,336	15,288,111

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017	5,900	$5,919,554
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	25,182	25,232,918
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	11,050	11,020,651

		$360,518,069

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	4,287	$4,330,286

		$4,330,286

Building and Development — 1.5%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	11,821	$11,767,963
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	3,546	3,560,710
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	5,533	5,540,104
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	14,750	14,674,937
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	11,471	11,395,976
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	14,590	14,611,897
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	2,500	2,556,250
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	12,810	12,817,761
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016	213	213,160
Term Loan, 3.75%, Maturing March 5, 2020	25,368	25,407,906
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	4,541	4,557,087
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	2,457	2,479,851

		$109,583,602

Business Equipment and Services — 11.0%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	40,668	$40,757,166
Allied Security Holdings, LLC
Term Loan, 3.25%, Maturing February 12, 2021(4)	1,147	1,143,642
Term Loan, 4.25%, Maturing February 12, 2021	3,120	3,110,581
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing December 9, 2020	12,779	12,779,291
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	4,314	4,320,931
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	13,378	13,185,981
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019	2,320	2,329,148
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	16,113	15,924,778
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,741	2,750,139
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	13,227	13,230,024

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ceridian LLC
Term Loan, 4.41%, Maturing May 9, 2017		11,091	$11,120,683
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017		3,293	3,317,541
Term Loan, 7.25%, Maturing January 30, 2017	GBP	3,341	5,301,484
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		9,925	9,943,735
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,867	1,881,326
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		19,784	19,709,943
Education Management LLC
Revolving Loan, 5.50%, Maturing June 1, 2015(4)		7,500	5,418,750
Term Loan, 4.25%, Maturing June 1, 2016		11,322	7,453,503
Term Loan, 8.25%, Maturing March 29, 2018		13,809	8,987,125
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		43,212	43,428,099
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		25,951	25,960,301
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		32,216	32,210,766
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		7,706	7,811,641
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		3,068	3,064,185
Term Loan, 4.00%, Maturing November 6, 2020		11,993	11,978,176
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,920	5,422,891
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		8,032	7,981,377
Term Loan, 4.75%, Maturing February 7, 2020	EUR	988	1,321,486
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		23,112	23,227,500
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		10,445	10,517,002
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		22,455	22,339,785
Term Loan, 3.75%, Maturing March 17, 2021	EUR	16,217	21,837,024
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		13,369	13,421,830
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	12,525	16,874,330
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022		8,050	8,088,576
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		17,697	17,682,617
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		40,892	41,096,231
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,354	13,846,437
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		10,608	10,633,279
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		18,095	17,552,150
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		17,222	17,235,099
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		4,425	4,355,859
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		4,950	4,900,500
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		53,011	53,044,455

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		10,975	$11,173,922
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,750	1,795,937
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		3,871	3,885,838
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		23,600	23,485,540
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		6,285	6,308,246
Term Loan, 4.00%, Maturing March 8, 2020		41,512	41,654,924
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		5,739	5,800,428
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		44,189	44,143,205
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		343	344,920
Term Loan, 6.00%, Maturing July 28, 2017		2,238	2,252,931
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		4,276	4,281,245
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		22,064	21,894,287

			$785,518,790

Cable and Satellite Television — 4.0%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		2,110	$2,102,791
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		2,261	2,276,841
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		24,630	24,526,990
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		15,469	15,144,881
Term Loan, 3.00%, Maturing January 3, 2021		15,976	15,654,819
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		5,835	5,825,562
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		6,992	6,877,445
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		14,826	14,904,268
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		6,930	6,898,240
Mediacom Illinois, LLC
Term Loan, 3.13%, Maturing October 23, 2017		2,810	2,813,919
Term Loan, Maturing June 13, 2021(2)		4,850	4,845,960
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020		6,389	6,415,940
Term Loan, 4.50%, Maturing May 21, 2020		7,386	7,416,103
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		10,878	10,554,923
UPC Financing Partnership
Term Loan, 3.85%, Maturing March 31, 2021	EUR	9,812	13,222,070
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,461,858
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 7, 2020		57,475	57,021,465
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	7,553,848
Ziggo B.V.
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	315	420,267
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	4,991	6,658,899
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	7,061	9,420,655

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.25%, Maturing January 15, 2022		5,844	$5,752,419
Term Loan, 3.25%, Maturing January 15, 2022		9,069	8,926,521
Term Loan, 3.50%, Maturing January 15, 2022	EUR	336	448,285
Term Loan, 3.50%, Maturing January 15, 2022	EUR	3,975	5,302,704
Term Loan, 3.50%, Maturing January 15, 2022	EUR	6,323	8,435,362
Term Loan, Maturing January 15, 2022(2)		9,612	9,460,674

			$285,343,709

Chemicals and Plastics — 5.2%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,168	$10,193,028
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,747	3,692,233
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,275	5,288,672
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		20,196	20,204,404
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		39,075	38,928,674
Term Loan, 4.25%, Maturing February 3, 2020	EUR	3,960	5,343,734
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021		6,944	7,005,608
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		1,806	1,811,201
Emerald Performance Materials, LLC
Term Loan, Maturing August 1, 2021(2)		4,950	4,925,250
Term Loan - Second Lien, Maturing August 1, 2022(2)		5,325	5,298,375
Huntsman International, LLC
Term Loan, Maturing October 15, 2020(2)		18,075	18,081,688
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	7,766	10,475,448
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		55,451	55,258,102
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		5,062	5,097,116
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		16,110	16,127,842
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021		20,600	20,702,835
Momentive Performance Materials USA Inc.
DIP Loan, 4.00%, Maturing April 15, 2015		2,625	2,635,631
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		242	243,874
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,154	7,194,066
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		6,898	6,902,186
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	2,020,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,985	2,651,606
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		4,816	4,816,381
Term Loan, 5.52%, Maturing June 8, 2020	CAD	7,189	6,626,445
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		19,213	19,251,966

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Schoeller Arca Systems Holding B.V.
Term Loan, 4.81%, Maturing December 18, 2014	EUR	289	$352,212
Term Loan, 4.81%, Maturing December 18, 2014	EUR	824	1,004,221
Term Loan, 4.81%, Maturing December 18, 2014	EUR	887	1,080,639
Solenis International, LP
Term Loan, Maturing July 2, 2021(2)		2,925	2,903,671
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,372	1,381,951
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,875	9,859,697
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		38,483	38,535,253
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		36,095	36,185,397
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,504	2,504,402

			$374,583,808

Conglomerates — 0.8%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing May 30, 2021(2)		3,375	$3,385,547
Deutsche Raststatten Holding GmbH
Term Loan, 3.41%, Maturing December 10, 2018	EUR	3,050	4,085,635
Term Loan, 3.66%, Maturing December 10, 2019	EUR	2,550	3,421,247
Financiere SPIE S.A.S.
Term Loan, 4.10%, Maturing August 30, 2018	EUR	1,478	1,986,757
Term Loan, 4.10%, Maturing August 30, 2018	EUR	5,867	7,887,420
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,168	11,153,965
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	9,477	12,799,744
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		8,411	8,421,270
Term Loan, 5.03%, Maturing December 17, 2019	CAD	6,619	6,063,236

			$59,204,821

Containers and Glass Products — 1.7%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		31,766	$31,438,421
Term Loan, 3.75%, Maturing January 6, 2021		29,597	29,391,344
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		17,129	17,198,895
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		4,200	4,184,250
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		6,344	6,382,757
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,548	5,576,117
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,857	3,854,035
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		19,080	19,067,015
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,238	3,246,225

			$120,339,059

Cosmetics/Toiletries — 0.5%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		640	$642,436

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		19,278	$19,329,327
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		18,943	18,374,231

			$38,345,994

Drugs — 1.9%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		7,006	$6,998,245
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		7,526	7,540,189
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		3,815	3,805,899
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		8,475	8,531,749
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022		3,250	3,304,437
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		25,939	25,925,136
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		15,995	15,995,235
Term Loan, 3.75%, Maturing December 11, 2019		19,179	19,183,854
Term Loan, 3.75%, Maturing August 5, 2020		27,304	27,283,625
VWR Funding, Inc.
Term Loan, 3.41%, Maturing April 3, 2017		14,111	14,122,961
Term Loan, 3.60%, Maturing April 3, 2017	EUR	1,211	1,628,542

			$134,319,872

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		42,380	$42,225,263
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		8,950	9,117,813

			$51,343,076

Electronics/Electrical — 11.7%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		14,581	$14,638,758
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		9,106	9,110,741
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		7,751	7,819,073
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020		8,700	8,841,375
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		26,369	26,699,045
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		14,746	14,966,994
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		64,200	64,149,667
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		13,378	13,391,975
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		17,150	17,557,312
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		7,506	7,374,829
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		880	881,390
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018		9,071	9,088,300
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		16,077	15,898,295
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021		4,937	4,933,207

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		7,731	$7,719,487
Term Loan, 4.50%, Maturing April 29, 2020		91,786	92,049,197
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		14,015	14,033,949
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		5,125	5,088,700
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		9,366	9,420,938
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020		6,028	6,030,157
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020		7,752	7,829,394
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		5,675	5,654,652
Term Loan, 5.00%, Maturing January 15, 2021		4,959	4,972,718
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021		43,864	43,777,377
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		13,432	13,512,905
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,214	3,191,821
Term Loan, 3.75%, Maturing June 3, 2020		59,945	59,533,276
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,925	5,255,788
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,350	5,396,813
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		36,445	36,721,735
MH Sub I, LLC
Term Loan, 2.00%, Maturing June 25, 2021(4)		828	830,632
Term Loan, 5.00%, Maturing July 8, 2021		7,622	7,641,812
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		6,984	6,958,107
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		18,560	18,446,647
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021		7,328	7,325,839
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		7,332	7,328,568
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,438,772
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,475	7,506,402
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,039,375
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		55,152	55,418,741
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		15,994	16,097,506
Shield Finance Co. S.A.R.L.
Term Loan, 5.25%, Maturing January 27, 2021	EUR	4,489	6,078,281
Term Loan, 5.00%, Maturing January 29, 2021		6,958	6,985,101
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		7,212	7,311,545
SkillSoft Corporation
Term Loan, 4.50%, Maturing April 28, 2021		15,300	15,290,437
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		9,283	9,654,021
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018		8,139	8,132,517
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018		18,228	17,931,638

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019	8,950	$8,955,594
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	7,898	7,976,671
Sybil Software LLC
Term Loan, 5.00%, Maturing March 20, 2020	12,294	12,319,984
Vantiv, LLC
Term Loan, 3.75%, Maturing May 12, 2021	8,925	8,969,625
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	26,446	26,495,576
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	14,635	14,643,929
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	10,274	10,337,903
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	7,181	7,212,309

		$836,867,400

Equipment Leasing — 0.6%
Delos Finance S.A.R.L.
Term Loan, 3.50%, Maturing March 6, 2021	25,525	$25,520,431
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	16,500	16,505,164

		$42,025,595

Financial Intermediaries — 5.0%
American Capital, Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	9,338	$9,337,500
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	6,371	6,363,084
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,500	1,503,750
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	22,072	22,149,203
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	16,159	16,091,805
First Data Corporation
Term Loan, 3.66%, Maturing March 24, 2017	7,000	6,983,753
Term Loan, 3.67%, Maturing March 23, 2018	18,280	18,115,942
Term Loan, 3.67%, Maturing September 24, 2018	24,150	23,933,664
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	25,198	25,080,270
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	15,061	15,070,601
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	3,566	3,574,461
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	6,541	6,508,649
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	8,762	8,802,574
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	9,187	9,179,899
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	5,263	5,282,675
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	14,178	13,985,792
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	53,737	53,800,699
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,746	1,749,967
Term Loan, 6.25%, Maturing September 4, 2018	9,909	9,933,666

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		16,072	$16,139,867
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016		10,829	10,440,944
Sesac Holdco II, LLC
Term Loan, 5.01%, Maturing February 8, 2019		6,385	6,417,254
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		16,106	16,048,461
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017		5,537	5,539,086
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		6,318	6,413,024
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		36,673	36,248,504

			$354,695,094

Food Products — 5.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		33,933	$34,046,003
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018		1,423	1,402,965
Autobar BV (Acorn 3 BV)
Term Loan, 5.95%, Maturing October 31, 2019	EUR	14,600	16,422,111
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		26,072	25,767,673
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		11,991	12,021,227
Charger OpCo BV
Term Loan, Maturing May 29, 2021(2)		21,150	20,885,625
Term Loan, Maturing June 30, 2021(2)	EUR	7,025	9,266,562
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		3,614	3,643,611
CSM Bakery Solutions LLC
Term Loan, 4.75%, Maturing July 3, 2020		9,281	9,277,380
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,243	22,107,675
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		11,965	11,967,364
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		44,288	44,324,637
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		60,083	60,157,891
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,803	8,802,938
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,761,011
Term Loan, 3.75%, Maturing September 18, 2020		13,821	13,772,882
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	49,953,179
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,955	5,918,311
Term Loan, 3.25%, Maturing April 29, 2020		24,452	24,300,881
Post Holdings Inc.
Term Loan, 3.75%, Maturing June 2, 2021		5,075	5,098,563
Regentrealm Limited
Term Loan, 5.00%, Maturing July 29, 2020	GBP	2,775	4,717,240

			$399,615,729

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 3.2%
Aramark Corporation
Term Loan, 3.73%, Maturing July 26, 2016		441	$441,164
Term Loan, 3.73%, Maturing July 26, 2016		918	914,429
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		2,488	2,501,990
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)		265	265,450
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		11,004	11,053,639
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		10,150	10,086,128
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		4,566	4,572,012
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		6,309	6,307,137
Term Loan, 3.50%, Maturing January 6, 2021	EUR	9,526	12,793,169
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		2,431	2,440,981
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		44,969	44,305,421
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		20,047	20,117,029
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,658	13,655,005
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,802	6,680,496
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,831	1,827,494
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		58,094	58,130,208
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		45,044	35,900,027

			$231,991,779

Food/Drug Retailers — 3.0%
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		26,764	$26,933,923
Alliance Boots Holdings Limited
Term Loan, 3.56%, Maturing July 10, 2017	EUR	1,249	1,676,307
Term Loan, 3.98%, Maturing July 10, 2017	GBP	23,200	39,186,916
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		41,535	41,275,129
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		10,350	10,393,936
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		1,695	1,705,405
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		41,343	41,291,779
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		25,291	25,821,703
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		29,982	29,984,196

			$218,269,294

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		3,935	$3,984,441
SIG Euro Holdings AG & Co. KG
Term Loan, 4.25%, Maturing December 2, 2018	EUR	2,709	3,664,063

			$7,648,504

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Health Care — 12.2%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		6,450	$6,474,187
Term Loan, Maturing April 16, 2021(2)		3,800	3,814,250
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		23,167	23,244,956
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		17,438	17,448,490
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019		9,186	9,237,269
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021		5,925	5,931,174
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		23,500	23,610,217
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		6,309	6,380,126
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		50,972	50,999,713
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		3,003	3,044,283
Term Loan, 6.50%, Maturing July 31, 2020		5,005	5,073,804
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,664	4,669,658
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,615	1,618,848
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		14,603	14,633,194
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		57,262	57,476,444
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		3,300	3,305,852
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		31,750	31,741,491
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		18,419	18,483,948
Drumm Investors LLC
Term Loan, 6.75%, Maturing May 4, 2018		5,940	5,953,217
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		42,079	42,149,627
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		4,940	4,951,621
Term Loan, 4.75%, Maturing August 30, 2020	EUR	700	946,038
Term Loan, 4.75%, Maturing August 30, 2020	EUR	2,300	3,110,280
Term Loan, 4.25%, Maturing August 31, 2020		16,297	16,334,813
Generale De Sante
Term Loan, Maturing July 29, 2020(2)	EUR	3,000	4,032,215
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		21,144	21,193,184
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.16%, Maturing February 27, 2021		46,926	46,775,821
HCA, Inc.
Term Loan, 2.98%, Maturing May 1, 2018		20,733	20,735,514
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		6,457	6,437,828
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		21,367	21,444,295
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		12,851	12,882,909
Term Loan, 7.76%, Maturing May 15, 2018		10,584	10,592,461

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		15,400	$15,303,750
Term Loan, 4.50%, Maturing March 11, 2021	EUR	1,450	1,947,387
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		15,700	15,685,289
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		41,504	41,547,974
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		3,531	3,380,948
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		14,414	14,359,823
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		1,790	1,789,570
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		21,775	21,847,402
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		7,516	7,582,016
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		5,465	5,485,004
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021		6,434	6,463,361
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		25,792	25,863,182
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		18,442	18,495,138
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		31,850	31,883,188
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		42,065	42,155,122
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		16,823	16,780,818
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		14,219	14,260,054
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		4,475	4,495,979
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		7,299	7,313,127
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		13,528	13,606,331
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		8,825	8,825,000
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020		11,281	11,210,312
TriZetto Corporation
Term Loan, 4.75%, Maturing May 2, 2018		15,768	15,836,846
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,890	10,870,032
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		14,475	14,461,080

			$876,176,460

Home Furnishings — 0.8%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		2,469	$2,457,498
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		35,981	36,043,563
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		21,118	21,110,249

			$59,611,310

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 3.8%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		10,926	$10,987,617
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		45,566	45,015,066
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		11,600	11,662,733
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		2,612	2,632,104
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		4,200	4,280,501
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		16,487	16,431,178
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,300	4,454,509
Gemini HDPE LLC
Term Loan, Maturing August 4, 2021(2)		4,350	4,360,875
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		13,852	13,742,087
Grede Holdings LLC
Term Loan, 4.75%, Maturing June 2, 2021		8,925	8,973,347
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		27,550	27,649,015
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		6,750	6,811,877
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		2,134	2,139,226
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		16,321	16,315,941
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		10,767	10,834,115
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		34,943	34,918,981
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021		13,375	13,327,626
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		9,646	9,638,075
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		3,092	3,109,644
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		14,401	14,396,347
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017		2,866	2,869,803
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		4,397	4,398,653
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		4,389	4,402,716

			$273,352,036

Insurance — 3.9%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		17,437	$17,476,316
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		31,644	31,736,220
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		7,584	7,579,641
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		91,913	92,435,515
Term Loan, 4.25%, Maturing July 8, 2020		8,865	8,851,627
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	11,035,281
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		10,459	10,210,977
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018		20,981	20,987,190

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	12,994	$12,962,737
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	6,278,635
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	28,952	28,912,923
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	32,635	32,682,497

		$281,149,559

Leisure Goods/Activities/Movies — 4.7%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	21,573	$21,573,312
Amaya Holdings B.V.
Term Loan, Maturing August 1, 2021(2)	26,475	26,239,214
Term Loan - Second Lien, Maturing August 1, 2022(2)	7,150	7,242,356
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	23,925	23,900,854
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	11,551	11,589,211
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	20,906	20,880,244
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	9,647	9,635,582
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	5,964	5,941,198
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing July 25, 2020	1,700	1,705,047
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	21,346	21,399,531
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	8,211	8,267,763
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	13,989	14,041,411
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	2,685	2,700,347
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	6,825	6,803,672
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	12,875	12,890,767
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.41%, Maturing June 28, 2019	8,251	8,273,501
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	8,950	8,966,781
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	8,893	8,881,048
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	22,557	22,249,074
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	3,720	3,731,220
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018	884	379,069
SRAM, LLC
Term Loan, 4.00%, Maturing April 10, 2020	19,229	19,105,014
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	2,987	2,991,209
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	11,567	10,525,856
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	10,161	10,145,157
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	7,200	7,380,000

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		19,255	$18,901,507
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		17,373	17,389,442

			$333,729,387

Lodging and Casinos — 3.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		2,376	$2,375,685
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		4,016	4,025,230
Caesars Entertainment Operating Company
Term Loan, 6.95%, Maturing March 1, 2017		13,723	12,813,746
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		7,229	7,233,172
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020		8,337	8,307,037
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		1,842	1,862,723
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 28, 2018	GBP	25,725	43,797,977
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,298	1,326,879
Term Loan, 5.50%, Maturing November 21, 2019		3,030	3,096,051
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		57,677	57,481,737
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021		6,950	6,964,968
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		35,182	35,020,699
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		6,868	6,890,490
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		3,072	3,074,644
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		33,830	33,398,059
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		2,002	2,004,834

			$229,673,931

Nonferrous Metals/Minerals — 2.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,619	$17,851,278
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		31,255	30,746,627
Fairmount Minerals Ltd.
Term Loan, 3.75%, Maturing March 15, 2017		1,005	1,009,115
Term Loan, 4.50%, Maturing September 5, 2019		21,367	21,549,813
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		15,087	15,223,923
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		9,704	9,457,505
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		16,844	16,871,717
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		3,681	3,695,055
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		6,400	6,576,000
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018		4,000	4,013,805
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		1,250	1,239,062
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018		19,269	18,295,604

			$146,529,504

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Oil and Gas — 4.6%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	27,411	$27,582,466
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	10,375	10,634,375
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	20,436	20,640,067
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	9,450	9,509,063
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	6,057	6,187,313
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 18, 2021	10,200	10,270,125
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	18,325	18,102,480
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	9,260	9,282,300
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	6,050	6,206,925
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	10,150	10,212,997
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	38,641	38,706,296
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	5,064	5,108,244
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	8,225	8,191,590
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	7,939	7,933,970
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	16,275	16,257,569
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	40,021	39,623,734
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	347	346,882
Term Loan, 4.25%, Maturing December 16, 2020	930	930,116
Term Loan, 4.25%, Maturing December 16, 2020	6,684	6,686,321
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	1,354	1,357,557
Term Loan, 4.25%, Maturing September 25, 2019	2,217	2,222,568
Term Loan, 4.25%, Maturing October 1, 2019	16,731	16,773,058
Southcross Holdings Borrower LP
Term Loan, Maturing July 16, 2021(2)	3,875	3,896,750
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017	7,500	7,516,410
Term Loan, 4.25%, Maturing November 13, 2018	16,235	16,282,017
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	28,823	28,964,689

		$329,425,882

Publishing — 3.2%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	5,505	$5,546,602
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	10,624	10,664,127
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	12,960	13,109,730

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group SA
Term Loan, 5.37%, Maturing December 31, 2016		2,229	$2,228,900
Term Loan, 5.37%, Maturing December 31, 2016		3,425	3,425,313
Term Loan, 5.37%, Maturing December 31, 2016		3,495	3,494,885
Term Loan - Second Lien, 7.125%, (6.625% Cash, 0.50% PIK) Maturing June 29, 2018		3	3,274
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		62,936	60,855,618
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		16,375	16,462,000
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		50,710	49,315,939
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		4,204	4,250,077
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		10,297	10,350,319
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		5,313	5,401,761
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		3,017	3,023,723
Nelson Education Ltd.
Term Loan, 4.75%, Maturing July 7, 2015		1,338	1,116,866
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		5,409	5,465,472
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		12,858	12,986,816
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	1,985	2,675,666
Term Loan, 5.00%, Maturing August 14, 2020		9,106	9,118,991
Trader Media Corporation Limited
Term Loan, 4.75%, Maturing June 8, 2017	GBP	5,625	9,542,980

			$229,039,059

Radio and Television — 2.6%
ALM Media Holdings, Inc.
Term Loan, Maturing July 29, 2020(2)		4,200	$4,189,500
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016		139	138,195
Term Loan, 6.91%, Maturing January 30, 2019		17,994	17,711,147
Term Loan, 7.66%, Maturing July 30, 2019		2,571	2,572,441
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		42,191	42,330,780
Entercom Radio, LLC
Term Loan, 4.05%, Maturing November 23, 2018		4,768	4,782,656
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		15,067	14,910,047
Gray Television, Inc.
Term Loan, Maturing June 10, 2021(2)		2,850	2,854,899
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		1,873	1,882,047
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		8,405	8,431,701
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		8,327	8,342,197
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		9,442	9,460,182
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,831	3,888,947

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,474	$2,473,500
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		4,404	4,363,933
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		9,246	9,163,312
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,523	14,313,948
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		25,119	24,992,944
Term Loan, 4.00%, Maturing March 2, 2020		9,374	9,324,389

			$186,126,765

Retailers (Except Food and Drug) — 6.0%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,607	$25,771,950
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	3,750	6,295,510
Term Loan, 4.31%, Maturing April 28, 2020	GBP	3,000	5,063,632
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		22,824	22,881,061
Burlington Coat Factory Warehouse Corporation
Term Loan, Maturing July 17, 2021(2)		4,825	4,825,000
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		40,521	40,096,168
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		11,370	11,054,126
Douglas Holding AG
Term Loan, 4.82%, Maturing December 12, 2019	EUR	4,200	5,677,743
Term Loan, 4.81%, Maturing June 12, 2020	EUR	1,700	2,301,284
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		6,158	6,182,536
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,643	10,705,025
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		33,069	33,378,770
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		27,107	26,520,872
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		18,668	18,640,538
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		14,875	15,014,364
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,355	21,308,924
Term Loan, 4.00%, Maturing January 28, 2020		9,900	9,869,062
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		38,029	37,903,168
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		22,520	22,389,599
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		1,970	1,977,364
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		9,748	9,772,697
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		9,327	8,953,560
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		5,350	5,363,375
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		8,490	8,518,725
Term Loan, 4.25%, Maturing August 7, 2019		1,029	1,032,859

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		5,312	$5,285,129
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		28,511	28,510,901
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,798	16,304,619
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		4,815	4,803,428
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(5)	EUR	2,640	1,380,749
Term Loan, 0.00%, Maturing March 8, 2016(5)	EUR	2,640	1,380,749
Term Loan, 0.00%, Maturing March 30, 2018(5)	EUR	684	358,778
Term Loan, 0.00%, Maturing March 30, 2018(5)	EUR	6,816	3,573,008
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(5)	EUR	22	601
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(5)	EUR	154	4,205
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(5)	EUR	1,582	43,248
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		3,335	3,201,997

			$426,345,324

Steel — 2.1%
Essar Steel Algoma, Inc.
Term Loan, 10.25%, Maturing September 20, 2014		11,226	$11,273,441
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		78,711	78,578,705
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		8,179	8,202,652
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,950	6,680,523
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		10,940	10,981,016
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		6,617	6,600,316
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		11,766	11,638,416
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		16,395	16,429,266

			$150,384,335

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		9,600	$9,540,000
Term Loan, 3.00%, Maturing March 11, 2018		14,162	14,069,226
Term Loan, 3.75%, Maturing March 12, 2018		15,588	15,599,799
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		17,805	17,833,205

			$57,042,230

Telecommunications — 3.0%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		16,757	$16,725,589
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		72,600	72,600,000
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		11,000	11,068,750
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020		1,510	1,511,008
Mitel US Holdings, Inc.
Term Loan, 5.35%, Maturing January 31, 2020		2,967	2,992,606
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021		32,750	32,463,437

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	12,408	$12,406,056
Term Loan, 4.00%, Maturing April 23, 2019	21,114	21,100,892
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,807	31,743,593
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	6,581	6,574,713
Term Loan, 3.50%, Maturing January 23, 2020	5,581	5,569,375

		$214,756,019

Utilities — 1.5%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	7,103	$6,974,504
Term Loan, 3.25%, Maturing January 31, 2022	6,218	6,154,779
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	4,651	4,671,733
Term Loan, 4.00%, Maturing April 1, 2018	14,281	14,332,724
Term Loan, 4.00%, Maturing October 9, 2019	12,871	12,904,536
Term Loan, 4.00%, Maturing October 30, 2020	3,358	3,366,732
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,603	13,615,933
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	5,351	5,371,041
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	3,775	3,811,176
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	8,954	8,987,893
Term Loan, 4.25%, Maturing December 31, 2019	5,871	5,893,347
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	4,297	4,316,029
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	428	419,751
Term Loan, 4.25%, Maturing May 6, 2020	8,052	7,936,252
TerraForm Power Operating, LLC
Term Loan, Maturing July 23, 2019(2)	2,275	2,296,328
Texas Competitive Electric Holdings Company, LLC
DIP Loan, 3.75%, Maturing May 5, 2016	1,707	1,716,515
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,806	3,808,254
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	3,000	3,016,875

		$109,594,402

Total Senior Floating-Rate Interests (identified cost $8,491,552,201)		$8,455,857,567

Corporate Bonds & Notes — 4.9%

Security	Principal Amount* (000’s omitted)	Value
Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)	1,000	$1,045,000

		$1,045,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22	4,200	$4,357,500

		$4,357,500

21

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.4%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$11,976,130
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		1,995	2,122,181
8.875%, 12/1/18(7)		7,074	7,524,968
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,000	4,040,000
5.625%, 4/15/23(7)	EUR	5,000	7,255,978

			$32,919,257

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		9,500	$9,880,000
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	3,000	4,197,922
8.375%, 2/15/19(7)		3,800	4,118,250
7.50%, 5/1/20(7)		2,375	2,553,125
Polymer Group, Inc.
7.75%, 2/1/19		2,250	2,373,750
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		11,115	11,726,325

			$34,849,372

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$20,833,437
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		1,850	1,937,875
3.703%, 10/15/20(7)(8)	EUR	3,000	4,273,244

			$27,044,556

Diversified Financial Services — 0.1%
KION Finance SA
6.75%, 2/15/20(7)	EUR	3,000	$4,386,728

			$4,386,728

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$3,105,000
9.00%, 11/15/18(7)	CAD	4,500	4,219,975

			$7,324,975

Electronics/Electrical — 0.1%
Trionista Holdco GmbH
5.00%, 4/30/20(7)	EUR	3,000	$4,167,794

			$4,167,794

Entertainment — 0.2%
Vougeot Bidco PLC
5.453%, 7/15/20(7)(8)	EUR	6,875	$9,324,727
7.875%, 7/15/20(7)	GBP	3,500	6,270,682

			$15,595,409

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		750	$823,125
7.125%, 9/1/18(7)		750	860,625

			$1,683,750

22

Security	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(7)		2,500	$2,637,500
6.75%, 11/1/20(7)		1,674	1,774,440

			$4,411,940

Food Products — 0.6%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		14,000	$13,895,000
HJ Heinz Co.
4.25%, 10/15/20		10,000	9,950,000
Picard Groupe SA
4.459%, 8/1/19(7)(8)	EUR	4,000	5,423,689
Stretford 79 PLC
4.807%, 7/15/20(7)(8)	GBP	5,425	9,113,229
6.25%, 7/15/21(7)	GBP	3,925	6,576,876

			$44,958,794

Health Care — 0.9%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$18,726,187
5.125%, 8/1/21(7)		13,150	13,314,375
HCA, Inc.
4.75%, 5/1/23		4,650	4,603,500
inVentiv Health, Inc.
9.00%, 1/15/18(7)		6,275	6,635,813
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,156,250
4.375%, 10/1/21		6,225	6,022,688

			$62,458,813

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(9)		224	$172,918

			$172,918

Insurance — 0.3%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		3,000	$3,217,500
Galaxy Bidco, Ltd.
5.525%, 11/15/19(7)(8)(9)	GBP	2,500	4,241,852
Towergate Finance PLC
6.06%, 2/15/18(7)(8)	GBP	7,375	12,046,544

			$19,505,896

Leisure Goods/Activities/Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		2,000	$2,050,000

			$2,050,000

Lodging and Casinos — 0.1%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		5,550	$4,884,000
9.00%, 2/15/20		2,500	2,093,750
9.00%, 2/15/20		6,350	5,286,375

			$12,264,125

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		6,700	$6,917,750

			$6,917,750

23

Security	Principal Amount* (000’s omitted)		Value
Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		1,709	$1,760,270
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,075	3,328,688

			$5,088,958

Telecommunications — 0.6%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,217,500
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		5,050	5,125,750
6.00%, 4/15/21(7)	GBP	5,175	9,018,716
5.50%, 1/15/25(7)	GBP	3,000	5,134,541
5.50%, 1/15/25(7)		5,875	5,948,437
Wind Acquisition Finance SA
5.459%, 4/30/19(7)(8)	EUR	4,825	6,550,724
6.50%, 4/30/20(7)		3,150	3,358,688
4.203%, 7/15/20(7)	EUR	4,700	6,340,737

			$43,695,093

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)		2,000	$2,120,000
7.875%, 1/15/23(7)		6,294	6,876,195
5.875%, 1/15/24(7)		5,000	5,237,500

			$14,233,695

Total Corporate Bonds & Notes (identified cost $337,947,240)			$349,132,323

Asset-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO, Series 2013-14A, Class C1, 3.084%, 4/15/25(7)(8)		$2,400	$2,356,574
Apidos CLO, Series 2013-14A, Class D, 3.734%, 4/15/25(7)(8)		3,000	2,929,308
Apidos CLO, Series 2013-14A, Class E, 4.634%, 4/15/25(7)(8)		1,500	1,341,291
Apidos CLO XVII, Series 2014-17A, Class B, 3.06%, 4/17/26(7)(8)		3,000	2,943,102
Apidos CLO XVII, Series 2014-17A, Class C, 3.51%, 4/17/26(7)(8)		1,500	1,418,348
Apidos CLO XVII, Series 2014-17A, Class D, 4.96%, 4/17/26(7)(8)		1,500	1,364,841
Ares CLO, Ltd., Series 2013-3A, Class C1, 2.983%, 10/17/24(7)(8)		2,000	1,952,032
Ares CLO, Ltd., Series 2013-3A, Class D, 3.733%, 10/17/24(7)(8)		2,000	1,921,138
Ares CLO, Ltd., Series 2013-3A, Class E, 5.133%, 10/17/24(7)(8)		2,000	1,845,868
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 2.983%, 7/17/25(7)(8)		2,000	1,971,882
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.683%, 7/17/25(7)(8)		1,670	1,611,582
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.483%, 7/17/25(7)(8)		1,670	1,512,065
Babson CLO Ltd., Series 2013-IA, Class C, 2.934%, 4/20/25(7)(8)		3,150	3,100,057
Babson CLO Ltd., Series 2013-IA, Class D, 3.734%, 4/20/25(7)(8)		2,475	2,413,259
Babson CLO Ltd., Series 2013-IA, Class E, 4.634%, 4/20/25(7)(8)		1,500	1,383,354
Birchwood Park CLO, Ltd., Series 2014-IA, Class C1, 3.334%, 7/15/26(7)(8)(10)		2,175	2,167,777
Birchwood Park CLO, Ltd., Series 2014-IA, Class E1, 5.334%, 7/15/26(7)(8)(10)		2,175	2,000,317
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.884%, 7/15/25(7)(8)		2,000	1,959,518
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.634%, 7/15/25(7)(8)		2,000	1,923,138

24

Security	Principal Amount (000’s omitted)	Value
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.834%, 7/15/25(7)(8)	$1,600	$1,459,277
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.282%, 7/20/26(7)(8)	1,750	1,755,716
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.682%, 7/20/26(7)(8)	1,750	1,699,255
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.282%, 7/20/26(7)(8)	1,750	1,640,502
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.934%, 4/20/25(7)(8)	2,625	2,571,392
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.734%, 4/20/25(7)(8)	2,900	2,809,766
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.983%, 7/17/25(7)(8)	1,500	1,478,594
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.583%, 7/17/25(7)(8)	1,500	1,440,894
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.733%, 7/17/25(7)(8)	1,800	1,621,591

Total Asset-Backed Securities (identified cost $55,098,001)		$54,592,438

Common Stocks — 0.2%

Security	Shares	Value
Air Transport — 0.0%(6)
IAP Worldwide Services, LLC(3)	162	$165,255

		$165,255

Automotive — 0.1%
Dayco Products, LLC(9)	48,926	$2,690,930

		$2,690,930

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(3)(9)(11)	105,043	$630,258

		$630,258

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(3)(9)(11)	162,236	$336,551
Sanitec Europe Oy E Units(3)(9)(11)	154,721	0
Sanitec Europe Oy E1 Units(3)(9)(11)	222,411	461,382

		$797,933

Investment Services — 0.0%
Safelite Realty Corp.(3)(11)(12)	20,048	$0

		$0

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(3)(9)(11)	167,709	$1,593,232
Tropicana Entertainment, Inc.(9)(11)	40,751	762,044

		$2,355,276

Publishing — 0.1%
ION Media Networks, Inc.(3)(9)(11)	13,247	$4,025,763
MediaNews Group, Inc.(9)(11)	66,239	2,020,286

		$6,046,049

Total Common Stocks (identified cost $4,702,795)		$12,685,701

25

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(13)	$100,524	$100,524,425

Total Short-Term Investments (identified cost $100,524,425)		$100,524,425

Total Investments — 125.1% (identified cost $8,989,824,662)		$8,972,792,454

Less Unfunded Loan Commitments — (0.2)%		$(19,597,302)

Net Investments — 124.9% (identified cost $8,970,227,360)		$8,953,195,152

Other Assets, Less Liabilities — (24.9)%		$(1,782,860,115)

Net Assets — 100.0%		$7,170,335,037

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	-	Canadian Dollar

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

PIK	-	Payment In Kind

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Amount is less than 0.05%.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $285,680,311 or 4.0% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	When-issued security.

(11)	Non-income producing security.

(12)	Restricted security.

26

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $83,452.

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/29/14	British Pound Sterling 27,854,607	United States Dollar 46,508,977	Goldman Sachs International	$—	$(508,505)	$(508,505)
8/29/14	Canadian Dollar 32,047,233	United States Dollar 29,529,816	JPMorgan Chase Bank	157,451	—	157,451
8/29/14	Euro 12,525,000	United States Dollar 17,025,508	Citibank NA	252,592	—	252,592
8/29/14	Euro 74,491,469	United States Dollar 101,269,662	Goldman Sachs International	1,514,038	—	1,514,038
8/29/14	Euro 4,700,000	United States Dollar 6,410,809	State Street Bank and Trust Co.	116,781	—	116,781
8/29/14	United States Dollar 7,717,500	British Pound Sterling 4,500,000	Goldman Sachs International	—	(121,677)	(121,677)
8/29/14	United States Dollar 3,351,862	Canadian Dollar 3,600,000	Goldman Sachs International	—	(52,341)	(52,341)
8/29/14	United States Dollar 9,406,516	Euro 7,000,000	JPMorgan Chase Bank	—	(32,431)	(32,431)
8/29/14	United States Dollar 21,767,776	Euro 16,000,000	State Street Bank and Trust Co.	—	(341,296)	(341,296)
9/30/14	British Pound Sterling 9,350,000	United States Dollar 16,020,346	Goldman Sachs International	242,092	—	242,092
9/30/14	British Pound Sterling 48,977,000	United States Dollar 83,305,224	HSBC Bank USA	655,863	—	655,863
9/30/14	Euro 91,874,362	United States Dollar 125,061,678	HSBC Bank USA	2,014,903	—	2,014,903
9/30/14	Euro 4,985,000	United States Dollar 6,676,730	JPMorgan Chase Bank	349	—	349
9/30/14	Euro 6,884,500	United States Dollar 9,344,869	State Street Bank and Trust Co.	124,500	—	124,500
9/30/14	United States Dollar 13,644,944	British Pound Sterling 8,000,000	JPMorgan Chase Bank	—	(144,834)	(144,834)
9/30/14	United States Dollar 16,227,480	Euro 12,000,000	Goldman Sachs International	—	(155,953)	(155,953)
9/30/14	United States Dollar 20,157,420	Euro 15,000,000	JPMorgan Chase Bank	—	(68,011)	(68,011)
10/31/14	British Pound Sterling 36,311,123	United States Dollar 61,480,359	HSBC Bank USA	221,989	—	221,989
10/31/14	Euro 84,619,787	United States Dollar 113,496,712	Goldman Sachs International	152,052	—	152,052

				$5,452,610	$(1,425,048)	$4,027,562

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

27

At July 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $5,452,610 and $1,425,048, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,970,811,139

Gross unrealized appreciation	$54,212,783
Gross unrealized depreciation	(71,828,770)

Net unrealized depreciation	$(17,615,987)

Restricted Securities

At July 31, 2014, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Safelite Realty Corp.	9/29/00-11/10/00	20,048	$0	$0

Total Common Stocks			$0	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$8,434,954,906	$1,305,359	$8,436,260,265
Corporate Bonds & Notes	—	348,959,405	172,918	349,132,323
Asset-Backed Securities	—	54,592,438	—	54,592,438
Common Stocks	762,044	4,711,216	7,212,441	12,685,701
Short-Term Investments	—	100,524,425	—	100,524,425
Total Investments	$762,044	$8,943,742,390	$8,690,718	$8,953,195,152
Forward Foreign Currency Exchange Contracts	$—	$5,452,610	$—	$5,452,610
Total	$762,044	$8,949,195,000	$8,690,718	$8,958,647,762

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,425,048)	$—	$(1,425,048)
Total	$—	$(1,425,048)	$—	$(1,425,048)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

28

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2014 is not presented.

At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

29

Eaton Vance

Global Dividend Income Fund

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.3%

Security	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co. (The)	28,619	$3,448,017

		$3,448,017

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	98,000	$6,611,080

		$6,611,080

Automobiles — 1.5%
Honda Motor Co., Ltd.	94,216	$3,279,759
Toyota Motor Corp.	51,738	3,054,612

		$6,334,371

Banks — 10.3%
Banco Bilbao Vizcaya Argentaria SA	243,596	$2,994,451
Bank of America Corp.	240,000	3,660,000
BNP Paribas SA	35,730	2,370,808
Citigroup, Inc.	82,637	4,041,776
Intesa Sanpaolo SpA	990,214	2,940,562
JPMorgan Chase & Co.	65,562	3,780,960
Lloyds Banking Group PLC(1)	1,318,762	1,644,066
Mitsubishi UFJ Financial Group, Inc.	603,510	3,559,080
Mizuho Financial Group, Inc.	1,618,520	3,142,310
PNC Financial Services Group, Inc. (The)	22,439	1,852,564
Regions Financial Corp.	202,961	2,058,025
Skandinaviska Enskilda Banken AB, Class A	291,303	3,899,664
Societe Generale	30,752	1,543,825
SunTrust Banks, Inc.	49,851	1,896,831
Unione di Banche Italiane ScpA	339,123	2,791,970
Westpac Banking Corp.(2)	60,106	1,911,373

		$44,088,265

Beverages — 2.6%
Anheuser-Busch InBev NV	52,536	$5,670,353
Constellation Brands, Inc., Class A(1)	33,256	2,768,894
Diageo PLC	89,000	2,672,877

		$11,112,124

Biotechnology — 2.6%
Biogen Idec, Inc.(1)	7,500	$2,507,925
Celgene Corp.(1)	34,356	2,994,126
Gilead Sciences, Inc.(1)	63,437	5,807,657

		$11,309,708

Capital Markets — 0.6%
Charles Schwab Corp. (The)	45,354	$1,258,573
UBS AG	71,046	1,220,679

		$2,479,252

Chemicals — 3.1%
Arkema SA	15,573	$1,443,900
BASF SE	25,636	2,653,171
LyondellBasell Industries NV, Class A	39,881	4,237,356
Monsanto Co.	19,295	2,182,072
PPG Industries, Inc.	13,676	2,712,771

		$13,229,270

1

Security	Shares	Value
Commercial Services & Supplies — 0.7%
Brambles, Ltd.	340,000	$2,943,415

		$2,943,415

Communications Equipment — 1.9%
QUALCOMM, Inc.	35,000	$2,579,500
Telefonaktiebolaget LM Ericsson, Class B	432,358	5,383,668

		$7,963,168

Consumer Finance — 2.4%
American Express Co.	31,076	$2,734,688
Discover Financial Services	125,038	7,634,820

		$10,369,508

Containers & Packaging — 0.4%
Amcor, Ltd.	183,866	$1,759,834

		$1,759,834

Diversified Telecommunication Services — 2.3%
Nippon Telegraph & Telephone Corp.	57,943	$3,847,662
Verizon Communications, Inc.	121,500	6,126,030

		$9,973,692

Electric Utilities — 0.8%
NextEra Energy, Inc.	34,860	$3,273,005

		$3,273,005

Electrical Equipment — 3.0%
Emerson Electric Co.	72,000	$4,582,800
Mitsubishi Electric Corp.	228,991	3,023,032
Nidec Corp.	30,000	1,953,800
Rockwell Automation, Inc.	31,000	3,461,460

		$13,021,092

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	187,809	$3,690,447
Yaskawa Electric Corp.	140,000	1,824,586

		$5,515,033

Energy Equipment & Services — 0.8%
FMC Technologies, Inc.(1)	57,000	$3,465,600

		$3,465,600

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	32,000	$3,761,280

		$3,761,280

Food Products — 1.8%
Hershey Co. (The)	59,000	$5,200,850
Mondelez International, Inc., Class A	66,000	2,376,000

		$7,576,850

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	61,159	$2,576,017
Medtronic, Inc.	76,000	4,692,240

		$7,268,257

Hotels, Restaurants & Leisure — 0.7%
Accor SA	23,490	$1,137,565
Compass Group PLC	122,353	1,993,686

		$3,131,251

Household Durables — 0.4%
Mohawk Industries, Inc.(1)	12,942	$1,614,773

		$1,614,773

2

Security	Shares	Value
Household Products — 1.1%
Reckitt Benckiser Group PLC	24,000	$2,118,658
Svenska Cellulosa AB SCA, Class B	100,000	2,462,603

		$4,581,261

Industrial Conglomerates — 3.3%
Danaher Corp.	71,680	$5,295,718
Koninklijke Philips NV	119,484	3,682,565
Siemens AG	42,500	5,248,585

		$14,226,868

Insurance — 3.4%
ACE, Ltd.	16,343	$1,635,934
Aflac, Inc.	34,424	2,056,490
Allianz SE	11,562	1,924,912
AXA SA	146,250	3,360,043
MetLife, Inc.	55,000	2,893,000
Prudential PLC	113,118	2,599,887

		$14,470,266

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(1)	10,500	$3,286,395

		$3,286,395

Internet Software & Services — 3.4%
Facebook, Inc., Class A(1)	61,801	$4,489,843
Google, Inc., Class C(1)	17,500	10,003,000

		$14,492,843

IT Services — 1.5%
Fiserv, Inc.(1)	65,000	$4,008,550
Visa, Inc., Class A	12,500	2,637,625

		$6,646,175

Machinery — 1.5%
Caterpillar, Inc.	65,000	$6,548,750

		$6,548,750

Media — 2.5%
ITV PLC	1,167,964	$4,099,751
Live Nation Entertainment, Inc.(1)	65,887	1,529,237
Walt Disney Co. (The)	57,000	4,895,160

		$10,524,148

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	41,957	$1,561,640

		$1,561,640

Multi-Utilities — 1.9%
National Grid PLC	337,247	$4,803,487
Sempra Energy	33,444	3,334,701

		$8,138,188

Multiline Retail — 0.9%
Dollar General Corp.(1)	33,983	$1,876,881
Macy’s, Inc.	32,255	1,864,017

		$3,740,898

Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.	51,189	$6,615,666
Devon Energy Corp.	76,405	5,768,577
Occidental Petroleum Corp.	56,863	5,556,084
Range Resources Corp.	28,408	2,147,361
Statoil ASA	194,574	5,559,869
Total SA	97,630	6,296,615

		$31,944,172

3

Security	Shares	Value
Paper & Forest Products — 0.4%
International Paper Co.	33,708	$1,601,130

		$1,601,130

Pharmaceuticals — 6.4%
AstraZeneca PLC	50,210	$3,666,154
Bayer AG	35,856	4,729,639
Chugai Pharmaceutical Co., Ltd.	61,134	2,034,717
Merck & Co., Inc.	69,452	3,940,706
Novartis AG	35,780	3,112,810
Perrigo Co. PLC	13,000	1,955,850
Roche Holding AG PC	21,720	6,303,265
Takeda Pharmaceutical Co., Ltd.	40,938	1,867,283

		$27,610,424

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.	23,490	$3,478,399

		$3,478,399

Semiconductors & Semiconductor Equipment — 0.8%
NXP Semiconductors NV(1)	55,000	$3,429,250

		$3,429,250

Software — 0.7%
Microsoft Corp.	73,086	$3,154,392

		$3,154,392

Specialty Retail — 1.7%
AutoNation, Inc.(1)	36,100	$1,924,852
Home Depot, Inc. (The)	21,088	1,704,965
Industria de Diseno Textil SA	64,125	1,873,281
Kingfisher PLC	377,198	1,905,180

		$7,408,278

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	77,000	$7,358,890
Lenovo Group, Ltd.	1,650,000	2,254,965

		$9,613,855

Textiles, Apparel & Luxury Goods — 1.5%
Adidas AG	20,892	$1,654,322
Compagnie Financiere Richemont SA, Class A	17,594	1,669,534
NIKE, Inc., Class B	17,952	1,384,638
Pandora A/S	28,168	1,927,562

		$6,636,056

Tobacco — 1.8%
Altria Group, Inc.	50,000	$2,030,000
British American Tobacco PLC	98,000	5,741,072

		$7,771,072

Wireless Telecommunication Services — 0.7%
Vodafone Group PLC	875,000	$2,913,830

		$2,913,830

Total Common Stocks (identified cost $346,098,495)		$374,027,135

4

Preferred Stocks — 8.2%

Security	Shares	Value
Banks — 4.6%
AgriBank FCB, 6.875% to 1/1/24(3)	9,798	$1,035,526
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	869	824,559
Barclays Bank PLC, 8.25% to 12/15/18(3)	1,180	1,269,385
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	29,314	789,792
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	8,600	893,863
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	1,115	117,319
Farm Credit Bank of Texas, Series 1, 10.00%	780	953,062
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(3)	460	440,860
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(3)(4)	500	754,381
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	1,085	1,107,062
KeyCorp, Series A, 7.75%	8,409	1,116,295
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)	1,045	1,168,252
Morgan Stanley Capital Trust III, 6.25%	19,500	493,155
Regions Financial Corp., Series A, 6.375%	37,186	921,097
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(3)	297	362,609
Royal Bank of Scotland Group PLC, Series S, 6.60%	19,613	481,107
Societe Generale, 7.875% to 12/18/23(3)(4)	917	968,266
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	10.49	1,199,886
SunTrust Banks, Inc., Series E, 5.875%	34,002	808,313
Texas Capital Bancshares, Inc., 6.50%	20,005	489,122
Texas Capital Bancshares, Inc., Series A, 6.50%	17,500	431,375
Webster Financial Corp., Series E, 6.40%	20,335	502,732
Wells Fargo & Co., Series L, 7.50%	890	1,076,900
Wells Fargo & Co., Series T, 6.00%	17,930	441,168
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)	512	497,234
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	600	661,221

		$19,804,541

Capital Markets — 0.5%
Affiliated Managers Group, Inc., 6.375%	20,979	$526,835
Bank of New York Mellon Corp. (The), 5.20%	13,715	317,640
Goldman Sachs Group, Inc. (The), Series I, 5.95%	26,500	638,385
State Street Corp., Series D, 5.90% to 3/15/24(3)	25,450	659,982

		$2,142,842

Consumer Finance — 0.5%
Capital One Financial Corp., Series B, 6.00%	37,300	$903,033
Discover Financial Services, Series B, 6.50%	49,500	1,266,334

		$2,169,367

Diversified Financial Services — 0.5%
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	2.10	$235,215
KKR Financial Holdings, LLC, Series A, 7.375%	38,000	976,315
Morgan Stanley, Series G, 6.625%	35,777	904,979

		$2,116,509

Electric Utilities — 0.6%
AES Gener SA, 8.375% to 6/18/19(3)(4)	515	$584,527
Electricite de France SA, 5.25% to 1/29/23(3)(4)	7	7,132
Entergy Arkansas, Inc., 4.90%	41,830	966,796
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	7,500	181,744
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	14,785	324,568
Southern California Edison Co., Series E, 6.25% to 2/1/22(3)	500	560,579

		$2,625,346

Food Products — 0.1%
Dairy Farmers of America, 7.875%(4)	4,700	$506,572
Ocean Spray Cranberries, Inc., 6.25%(4)	540	48,735

		$555,307

5

Security	Shares	Value
Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	36,888	$911,226

		$911,226

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	18,782	$444,382

		$444,382

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(3)	29,220	$791,935

		$791,935

Real Estate Investment Trusts (REITs) — 0.6%
American Realty Capital Properties, Inc., Series F, 6.70%	5,389	$125,294
Cedar Realty Trust, Inc., Series B, 7.25%	13,000	331,240
Chesapeake Lodging Trust, Series A, 7.75%	11,700	306,189
DDR Corp., Series J, 6.50%	25,300	636,801
DDR Corp., Series K, 6.25%	6,500	159,136
Sunstone Hotel Investors, Inc., Series D, 8.00%	8,589	229,520
Taubman Centers, Inc., Series K, 6.25%	10,800	264,600
Vornado Realty Trust, Series K, 5.70%	21,500	521,375

		$2,574,155

Telecommunications — 0.1%
Centaur Funding Corp., 9.08%(4)	233	$291,978

		$291,978

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	37,000	$915,380

		$915,380

Total Preferred Stocks (identified cost $34,202,007)		$35,342,968

Corporate Bonds & Notes — 2.9%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.9%
Banco do Brasil SA, 6.25% to 4/15/24, 10/29/49(3)(4)	$500	$391,300
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	716	725,415
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	917	975,229
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	934	938,110
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(4)	495	684,338
Regions Financial Corp., 7.375%, 12/10/37	295	373,695

		$4,088,087

Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$306	$316,710

		$316,710

Diversified Financial Services — 0.4%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	$490	$487,550
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	1,438	1,308,580

		$1,796,130

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$875	$916,563

		$916,563

Electric Utilities — 0.6%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$995	$1,179,075
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	1,375	1,406,785

		$2,585,860

6

Security	Principal Amount (000’s omitted)	Value
Insurance — 0.6%
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(3)	$175	$281,531
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(3)(4)	590	620,975
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	550	596,179
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(3)	921	904,882

		$2,403,567

Pipelines — 0.1%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$550	$536,250
Energy Transfer Partners, LP, 3.243%, 11/1/66(5)	20	18,800

		$555,050

Total Corporate Bonds & Notes (identified cost $12,112,935)		$12,661,967

Short-Term Investments — 1.5%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.04%(6)(7)	$1,936	$1,935,690
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	4,349	4,349,300

Total Short-Term Investments (identified cost $6,284,990)		$6,284,990

Total Investments — 99.9% (identified cost $398,698,427)		$428,317,060

Other Assets, Less Liabilities — 0.1%		$226,696

Net Assets — 100.0%		$428,543,756

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2014.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $16,217,185 or 3.8% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(6)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities. At July 31, 2014, the Fund loaned securities having a market value of $1,836,314 and received $1,935,690 of cash collateral for the loans.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $5,755.

7

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	59.1%	$253,077,962
United Kingdom	8.4	36,173,619
Japan	6.4	27,586,841
France	4.2	17,812,323
Germany	3.8	16,210,629
Switzerland	3.5	14,880,332
Netherlands	2.9	12,265,734
Sweden	2.7	11,745,935
Italy	1.6	6,911,607
Australia	1.5	6,614,622
Belgium	1.3	5,670,353
Norway	1.3	5,559,869
Spain	1.1	4,867,732
Ireland	0.7	2,860,732
Denmark	0.5	1,927,562
Hong Kong	0.5	2,254,965
Brazil	0.3	1,116,715
Cayman Islands	0.2	779,528

Total Investments	100.0%	$428,317,060

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$398,845,469

Gross unrealized appreciation	$36,903,903
Gross unrealized depreciation	(7,432,312)

Net unrealized appreciation	$29,471,591

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$20,080,918	$22,595,252		$—	$42,676,170
Consumer Staples	16,137,024	18,665,563		—	34,802,587
Energy	23,553,288	11,856,484		—	35,409,772
Financials	38,982,060	35,903,630		—	74,885,690
Health Care	24,474,521	21,713,868		—	46,188,389
Industrials	29,947,825	16,851,397		—	46,799,222
Information Technology	41,351,497	9,463,219		—	50,814,716
Materials	12,294,969	5,856,905		—	18,151,874
Telecommunication Services	6,126,030	6,761,492		—	12,887,522
Utilities	6,607,706	4,803,487		—	11,411,193
Total Common Stocks	$219,555,838	$154,471,297	*	$—	$374,027,135

8

Asset Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Consumer Staples	$—	$555,307	$—	$555,307
Energy	—	791,935	—	791,935
Financials	9,053,608	20,669,186	—	29,722,794
Industrials	—	911,226	—	911,226
Telecommunication Services	—	291,978	—	291,978
Utilities	444,382	2,625,346	—	3,069,728
Total Preferred Stocks	$9,497,990	$25,844,978	$—	$35,342,968
Corporate Bonds & Notes	$—	$12,661,967	$—	$12,661,967
Short-Term Investments	—	6,284,990	—	6,284,990
Total Investments	$229,053,828	$199,263,232	$—	$428,317,060

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Global Macro Absolute Return Advantage Fund

July 31, 2014 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $1,117,593,446 and the Fund owned 66.3% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 64.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	4,376	$6,181,966

Total Albania			$6,181,966

Argentina — 3.6%
Republic of Argentina, 7.00%, 10/3/15	USD	33,242	$31,207,180
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	17,542	14,882,887
Republic of Argentina, 8.75%, 5/7/24	USD	16,443	15,285,133

Total Argentina			$61,375,200

Bangladesh — 0.9%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	$880,888
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	55,900	763,826
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	105,800	1,446,075
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,260,373
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	89,300	1,221,053
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	805,579
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	258,200	3,555,644
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	195,700	2,696,841
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	189,300	2,614,368

Total Bangladesh			$15,244,647

Barbados — 0.3%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	5,961	$4,858,215

Total Barbados			$4,858,215

Belarus — 0.5%
Republic of Belarus, 8.75%, 8/3/15(1)	USD	7,825	$8,020,625

Total Belarus			$8,020,625

Bermuda — 0.9%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	15,136	$15,817,120

Total Bermuda			$15,817,120

Croatia — 2.2%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	27,567	$36,796,176

Total Croatia			$36,796,176

Cyprus — 1.8%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	22,828	$30,729,847

Total Cyprus			$30,729,847

Dominican Republic — 1.9%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	119,220	$2,897,670
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	168,000	4,115,290
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	67,400	1,753,516
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	209,400	5,641,474
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	18,100	487,635
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	102,000	3,029,949
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	412,200	13,489,023
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	8,200	268,341

Total Dominican Republic			$31,682,898

Ecuador — 2.4%
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	33,110	$34,931,050

1

Security	Principal Amount (000’s omitted)		Value
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	5,682	$5,994,510

Total Ecuador			$40,925,560

Fiji — 0.9%
Republic of Fiji, 9.00%, 3/15/16	USD	14,488	$14,953,495

Total Fiji			$14,953,495

Iceland — 1.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	421,180	$3,142,111
Republic of Iceland, 7.25%, 10/26/22	ISK	511,971	3,963,019
Republic of Iceland, 8.75%, 2/26/19	ISK	1,375,558	11,340,573

Total Iceland			$18,445,703

India — 1.7%
India Government Bond, 7.16%, 5/20/23	INR	778,110	$11,547,102
India Government Bond, 8.12%, 12/10/20	INR	1,096,550	17,801,805

Total India			$29,348,907

Indonesia — 0.7%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	137,387,000	$12,190,092

Total Indonesia			$12,190,092

Iraq — 1.4%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	27,080	$24,304,300

Total Iraq			$24,304,300

Jamaica — 0.5%
Government of Jamaica, 7.625%, 7/9/25	USD	7,375	$7,780,625

Total Jamaica			$7,780,625

Jordan — 0.9%
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	$4,202,888
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,512,915
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,519,602
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	7,018	7,079,407

Total Jordan			$14,314,812

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	$945,708

Total Kenya			$945,708

Latvia — 0.1%
Republic of Latvia, 2.625%, 1/21/21(4)	EUR	1,409	$1,978,425

Total Latvia			$1,978,425

Lebanon — 3.1%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	3,200	$3,231,248
Lebanese Republic, 5.875%, 1/15/15	USD	500	507,500
Lebanese Republic, 8.50%, 8/6/15	USD	750	796,125
Lebanese Republic, 8.50%, 1/19/16(1)	USD	27,730	29,740,425
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	9,127,170	6,093,417
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	6,680,680	4,467,280
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	7,879,700	5,266,895
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	2,540,690	1,684,357

Total Lebanon			$51,787,247

Macedonia — 3.1%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	39,090	$52,271,039

Total Macedonia			$52,271,039

Montenegro — 0.5%
Republic of Montenegro, 5.375%, 5/20/19(4)	EUR	6,215	$8,668,263

Total Montenegro			$8,668,263

2

Security	Principal Amount (000’s omitted)		Value
New Zealand — 2.3%
New Zealand Government Bond, 2.00%, 9/20/25(5)	NZD	14,391	$11,508,885
New Zealand Government Bond, 3.00%, 9/20/30(5)	NZD	21,482	18,761,036
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220	8,158,100

Total New Zealand			$38,428,021

Pakistan — 1.1%
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	10,465	$10,935,925
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	7,793	8,340,069

Total Pakistan			$19,275,994

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	$10,506,630

Total Philippines			$10,506,630

Romania — 0.5%
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	5,986	$8,644,583

Total Romania			$8,644,583

Rwanda — 0.2%
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	2,339	$2,455,950

Total Rwanda			$2,455,950

Serbia — 7.2%
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	$2,620,855
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,613,486
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	3,507,151
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	890,200	10,344,078
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,825,940	21,210,341
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,139,950	13,235,613
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	216,400	2,499,756
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	17,948,513
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	17,981,631
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	8,069,316
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	15,210,360
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	602,000	7,112,602

Total Serbia			$121,353,702

Slovenia — 9.3%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	25,695	$26,800,399
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	6,529	9,627,853
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	15,605	23,395,025
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	7,660	11,573,831
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	24,306	37,494,091
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	14,317,188
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	29,436	32,968,320

Total Slovenia			$156,176,707

Sri Lanka — 4.0%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	459,630	$3,280,981
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	836,130	6,426,230
Sri Lanka Government Bond, 8.00%, 9/1/16	LKR	1,685,340	13,186,872
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	323,700	2,533,271
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	284,880	2,261,469
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	895,190	7,115,381
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	2,772,110	22,049,592
Sri Lanka Government Bond, 8.75%, 5/15/17	LKR	779,620	6,221,156
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	313,910	2,419,258
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	252,600	2,171,825

Total Sri Lanka			$67,666,035

3

Security	Principal Amount (000’s omitted)		Value
Tanzania — 1.9%
United Republic of Tanzania, 6.332%, 3/9/20(1)(6)	USD	29,790	$32,098,725

Total Tanzania			$32,098,725

Turkey — 3.9%
Turkey Government Bond, 2.00%, 10/26/22(5)	TRY	2,333	$1,096,991
Turkey Government Bond, 3.00%, 1/6/21(5)	TRY	59,335	29,587,254
Turkey Government Bond, 3.00%, 7/21/21(5)	TRY	36,035	18,027,633
Turkey Government Bond, 3.00%, 2/23/22(5)	TRY	17,460	8,784,030
Turkey Government Bond, 4.00%, 4/1/20(5)	TRY	16,588	8,670,283

Total Turkey			$66,166,191

Uganda — 0.9%
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$527,958
Uganda Government Bond, 13.375%, 2/25/16	UGX	5,142,900	1,996,198
Uganda Government Bond, 14.00%, 3/24/16	UGX	6,153,100	2,406,099
Uganda Government Bond, 14.125%, 12/1/16	UGX	19,831,400	7,680,355
Uganda Government Bond, 14.625%, 11/1/18	UGX	8,177,000	3,232,193

Total Uganda			$15,842,803

Uruguay — 1.4%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	23,415	$875,609
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	72,680	2,673,785
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	39,420	1,427,103
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	6,000	213,818
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	55,956	1,933,194
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	23,630	792,073
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(5)	UYU	82,696	3,315,464
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(5)	UYU	109,098	4,515,194
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(5)	UYU	93,561	3,975,894
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(5)	UYU	94,794	4,025,827

Total Uruguay			$23,747,961

Venezuela — 0.9%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	11,250	$10,603,125
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(1)	USD	2,619	2,219,602
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	1,772	1,767,570

Total Venezuela			$14,590,297

Zambia — 1.3%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	19,237	$21,854,098

Total Zambia			$21,854,098

Total Foreign Government Bonds (identified cost $1,064,666,286)			$1,087,428,567

Collateralized Mortgage Obligations — 1.1%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35 (7)		$7,314	$1,540,941
Series 2770, (Interest Only), Class SH, 6.948%, 3/15/34(7)(8)		4,492	857,540
Series 2877, (Interest Only), Class WS, 6.448%, 10/15/34(7)(8)		1,510	16,884
Series 3572, (Interest Only), Class JS, 6.648%, 9/15/39(7)(8)		8,603	1,333,322
Series 3586, (Interest Only), Class GS, 6.098%, 10/15/39(7)(8)		9,461	1,380,181

			$5,128,868

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.345%, 10/25/35(7)(8)		13,363	$2,020,488
Series 2006-56, (Interest Only), Class CS, 7.055%, 7/25/36(7)(8)		6,138	1,075,473
Series 2006-72, (Interest Only), Class GI, 6.425%, 8/25/36(7)(8)		20,835	3,321,789

4

Security	Principal Amount (000’s omitted)	Value
Series 2006-96, (Interest Only), Class SM, 7.095%, 10/25/36(7)(8)	$14,034	$2,438,762
Series 2007-36, (Interest Only), Class SG, 6.445%, 4/25/37(7)(8)	9,573	1,467,564
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(7)	5,815	433,003
Series 2010-109, (Interest Only), Class PS, 6.445%, 10/25/40(7)(8)	11,729	2,101,706
Series 2010-147, (Interest Only), Class KS, 5.795%, 1/25/41(7)(8)	9,615	1,301,899

		$14,160,684

Total Collateralized Mortgage Obligations (identified cost $18,216,480)		$19,289,552

Common Stocks — 1.2%

Security	Shares	Value
Germany — 0.5%
Deutsche EuroShop AG	83,958	$3,962,853
Deutsche Wohnen AG	188,140	4,070,824

Total Germany		$8,033,677

Luxembourg — 0.2%
GAGFAH SA(9)	248,909	$4,362,606

Total Luxembourg		$4,362,606

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.(9)	14,650,000	$8,079,155

Total Singapore		$8,079,155

Total Common Stocks (identified cost $17,293,028)		$20,475,438

Investment Funds — 0.5%

Security	Shares	Value
Fondul Proprietatea SA	33,171,000	$8,374,126

Total Investment Funds (identified cost $8,208,526)		$8,374,126

Currency Put Options Purchased — 0.5%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank NA	AUD	41,844	USD	0.85	4/29/15	$337,713
Australian Dollar	JPMorgan Chase Bank	AUD	32,211	USD	0.85	4/29/15	259,966
Canadian Dollar	Citibank NA	CAD	17,856	CAD	1.13	3/30/15	172,303
Canadian Dollar	Goldman Sachs International	CAD	18,120	CAD	1.13	3/30/15	174,850
Canadian Dollar	HSBC Bank USA	CAD	27,037	CAD	1.11	3/30/15	390,697
Canadian Dollar	Standard Chartered Bank	CAD	7,923	CAD	1.11	3/30/15	114,491
Euro	Citibank NA	EUR	22,724	USD	1.38	4/29/15	1,287,676
Euro	Citibank NA	EUR	34,824	USD	1.35	7/30/15	1,385,085
Japanese Yen	Citibank NA	JPY	2,497,845	JPY	105.00	6/22/15	460,127
Japanese Yen	Deutsche Bank	JPY	4,995,795	JPY	105.00	6/22/15	920,273
Japanese Yen	Goldman Sachs International	JPY	2,451,855	JPY	105.00	6/22/15	451,655

5

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Yuan Renminbi	Goldman Sachs International	CNY	110,501	CNY	6.35	9/30/14	$2,819
Yuan Renminbi	JPMorgan Chase Bank	CNY	102,499	CNY	6.35	9/30/14	1,840
Yuan Renminbi Offshore	Bank of America	CNH	217,369	CNH	6.30	5/14/15	305,869
Yuan Renminbi Offshore	Citibank NA	CNH	213,000	CNH	6.35	10/6/14	12,713
Yuan Renminbi Offshore	Deutsche Bank	CNH	297,360	CNH	6.20	3/5/15	664,887
Yuan Renminbi Offshore	Goldman Sachs International	CNH	198,431	CNH	6.30	5/14/15	279,221
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	293,751	CNH	6.20	3/5/15	656,818
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	192,569	CNH	6.20	3/6/15	432,100

Total Currency Put Options Purchased (identified cost $9,408,903)							$8,311,103

Interest Rate Swaptions Purchased — 0.0%

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$0

Total Interest Rate Swaptions Purchased (identified cost $1,495,200)				$0

Call Options Purchased — 0.2%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	221	JPY	16,000	5/13/16	$2,600,458

Total Call Options Purchased (identified cost $1,917,128)						$2,600,458

Short-Term Investments — 28.3%

Foreign Government Securities — 18.8%

Security	Principal Amount (000’s omitted)		Value
Kenya — 3.4%
Kenya Treasury Bill, 0.00%, 9/22/14	KES	782,600	$8,813,255
Kenya Treasury Bill, 0.00%, 9/29/14	KES	62,500	702,692
Kenya Treasury Bill, 0.00%, 10/20/14	KES	205,000	2,293,571
Kenya Treasury Bill, 0.00%, 11/17/14	KES	490,100	5,441,468
Kenya Treasury Bill, 0.00%, 12/1/14	KES	1,015,400	11,228,262
Kenya Treasury Bill, 0.00%, 12/15/14	KES	284,900	3,137,265
Kenya Treasury Bill, 0.00%, 3/16/15	KES	930,500	9,982,391
Kenya Treasury Bill, 0.00%, 4/13/15	KES	274,900	2,926,990
Kenya Treasury Bill, 0.00%, 4/20/15	KES	593,200	6,304,192
Kenya Treasury Bill, 0.00%, 4/27/15	KES	677,100	7,182,290

Total Kenya			$58,012,376

6

Security	Principal Amount (000’s omitted)		Value
Lebanon — 6.3%
Lebanon Treasury Bill, 0.00%, 8/14/14	LBP	20,705,000	$13,672,933
Lebanon Treasury Bill, 0.00%, 8/28/14	LBP	2,849,250	1,878,411
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	2,834,000	1,858,972
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	4,480,000	2,936,199
Lebanon Treasury Bill, 0.00%, 10/23/14	LBP	2,419,500	1,584,409
Lebanon Treasury Bill, 0.00%, 11/6/14	LBP	978,610	639,705
Lebanon Treasury Bill, 0.00%, 11/20/14	LBP	2,594,400	1,692,633
Lebanon Treasury Bill, 0.00%, 12/4/14	LBP	4,612,800	3,003,431
Lebanon Treasury Bill, 0.00%, 12/18/14	LBP	9,030,300	5,867,505
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	8,711,840	5,654,568
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	5,564,400	3,607,769
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	2,636,710	1,707,680
Lebanon Treasury Bill, 0.00%, 1/15/15	LBP	18,916,000	12,237,411
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	8,497,145	5,490,882
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	21,071,500	13,586,947
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	21,373,115	13,753,724
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	3,208,700	2,047,915
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	10,649,510	6,782,681
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	2,045,200	1,294,282
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	6,362,800	4,009,133
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	4,710,200	2,961,314

Total Lebanon			$106,268,504

Nigeria — 2.0%
Nigeria OMO Bill, 0.00%, 9/18/14	NGN	1,555,780	$9,485,036
Nigeria OMO Bill, 0.00%, 10/2/14	NGN	1,125,540	6,824,447
Nigeria Treasury Bill, 0.00%, 9/4/14	NGN	664,385	4,067,688
Nigeria Treasury Bill, 0.00%, 9/25/14	NGN	984,850	5,991,237
Nigeria Treasury Bill, 0.00%, 10/23/14	NGN	703,465	4,246,414
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	393,935	2,369,117

Total Nigeria			$32,983,939

Romania — 0.0%(10)
Romania Treasury Bill, 0.00%, 3/30/15	RON	2,000	$597,472

Total Romania			$597,472

Serbia — 1.7%
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	1,223,510	$13,497,408
Serbia Treasury Bill, 0.00%, 2/26/15	RSD	441,040	4,833,655
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	882,840	9,643,399

Total Serbia			$27,974,462

Sri Lanka — 4.4%
Sri Lanka Treasury Bill, 0.00%, 9/12/14	LKR	251,330	$1,916,863
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	227,650	1,727,755
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	23,190	175,165
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	431,650	3,239,324
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	110,570	828,728
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	228,830	1,712,932
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	87,430	653,641
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	115,400	861,759
Sri Lanka Treasury Bill, 0.00%, 1/16/15	LKR	1,007,990	7,518,760
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	176,870	1,316,359
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	15,710	116,460
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,006,620	7,451,917
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	15,760	116,512
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	17,420	128,623
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	1,589,450	11,677,222
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	892,500	6,549,935

7

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	76,720	$562,237
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	166,900	1,220,065
Sri Lanka Treasury Bill, 0.00%, 6/12/15	LKR	230,000	1,670,887
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	215,470	1,561,428
Sri Lanka Treasury Bill, 0.00%, 7/3/15	LKR	610,000	4,414,902
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	2,566,420	18,556,680

Total Sri Lanka			$73,978,154

Uganda — 0.3%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	4,367,000	$1,618,150
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	4,589,400	1,693,500
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	2,216,000	810,585
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	2,216,000	803,874
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	2,548,400	920,418

Total Uganda			$5,846,527

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	6,495	$277,690
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	15,500	654,469
Monetary Regulation Bill, 0.00%, 10/15/14	UYU	6,409	269,167
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	61,930	2,513,334
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	18,130	726,247
Monetary Regulation Bill, 0.00%, 2/20/15(5)	UYU	8,490	353,985

Total Uruguay			$4,794,892

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	11,315	$1,831,342
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	25,600	4,130,024

Total Zambia			$5,961,366

Total Foreign Government Securities (identified cost $319,301,693)			$316,417,692

U.S. Treasury Obligations — 1.2%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/21/14(11)		$10,000	$9,999,930
U.S. Treasury Bill, 0.00%, 10/9/14(11)		11,000	10,999,890

Total U.S. Treasury Obligations (identified cost $20,999,334)			$20,999,820

Repurchase Agreements — 1.5%

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 7/8/14 with a maturity date of 8/11/14, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of USD 2,989,758, collateralized by USD 2,557,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $2,946,577.	USD	2,992	$2,991,690
Dated 7/23/14 with a maturity date of 8/11/14, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of USD 6,167,113, collateralized by USD 6,072,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $6,161,078.	USD	6,169	6,169,152
Dated 7/25/14 with a maturity date of 8/19/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 2,181,335, collateralized by USD 2,150,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $2,174,042.	USD	2,182	2,182,035

8

Description	Principal Amount (000’s omitted)		Value
Dated 7/31/14 with a maturity date of 8/18/14, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of USD 2,373,921, collateralized by USD 2,344,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,378,387.	USD	2,375	$2,374,706
Nomura International PLC:
Dated 7/11/14 with a maturity date of 8/15/14, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 4,795,943, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $6,244,088.	EUR	4,796	6,422,275
Dated 7/18/14 with a maturity date of 8/13/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 4,370,184, collateralized by USD 4,304,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $4,352,129.	USD	4,372	4,371,842
Dated 7/31/14 with a maturity date of 8/26/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 867,495, collateralized by USD 860,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $869,617.	USD	868	867,824

Total Repurchase Agreements (identified cost $25,484,078)			$25,379,524

Other — 6.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(12)	$115,279	$115,279,136

Total Other (identified cost $115,279,136)		$115,279,136

Total Short-Term Investments (identified cost $481,064,241)		$478,076,172

Total Investments — 96.3% (identified cost $1,602,269,792)		$1,624,555,416

Currency Put Options Written — (0.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	Citibank NA	EUR	22,724	USD	1.38	4/29/15	$(1,287,676)
Yuan Renminbi	Goldman Sachs International	CNY	102,499	CNY	6.35	9/30/14	(1,840)
Yuan Renminbi	Goldman Sachs International	CNY	110,501	CNY	6.35	9/30/14	(2,819)
Yuan Renminbi Offshore	Citibank NA	CNH	213,000	CNH	6.35	10/6/14	(12,713)
Yuan Renminbi Offshore	Deutsche Bank	CNH	297,360	CNH	6.20	3/5/15	(664,887)
Yuan Renminbi Offshore	Deutsche Bank	CNH	415,800	CNH	6.30	5/14/15	(585,090)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	293,751	CNH	6.20	3/5/15	(656,818)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	192,569	CNH	6.20	3/6/15	(432,100)

Total Currency Put Options Written (premiums received $5,051,731)							$(3,643,943)

Other Assets, Less Liabilities — 3.9%							$65,763,441

Net Assets — 100.0%							$1,686,674,914

9

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BDT	-	Bangladesh Taka

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

DOP	-	Dominican Peso

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $316,045,462 or 18.7% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Defaulted security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $233,502,507 or 13.8% of the Portfolio’s net assets.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2014.

(9)	Non-income producing.

(10)	Amount is less than 0.05%.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

10

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $70,602.

Securities Sold Short — (1.3)%

Foreign Government Bonds — (1.3)%

Security	Principal Amount (000’s omitted)		Value
Ghana — (0.4)%
Republic of Ghana, 7.875%, 8/7/23	USD	(7,314)	$(7,117,400)

Total Ghana			$(7,117,400)

Qatar — (0.5)%
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(8,416)	$(8,529,616)

Total Qatar			$(8,529,616)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(6,242,737)

Total Spain			$(6,242,737)

Total Foreign Government Bonds (proceeds $20,512,355)			$(21,889,753)

Total Securities Sold Short (proceeds $20,512,355)			$(21,889,753)

EUR - Euro

USD - United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $4,046,238 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Commodity Contracts(1) Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation
8/22/14	Gold 8,388 Troy Ounces	United States Dollar 11,040,436	Citibank NA	$285,991
8/22/14	Gold 3,113 Troy Ounces	United States Dollar 4,104,870	Merrill Lynch International	106,138

				$392,129

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

11

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/5/14	Swiss Franc 3,505,076	United States Dollar 3,933,223	Deutsche Bank	$76,193	$—	$76,193
8/5/14	Swiss Franc 82,150,155	United States Dollar 93,314,275	Goldman Sachs International	2,915,205	—	2,915,205
8/5/14	Swiss Franc 3,976,369	United States Dollar 4,463,818	Goldman Sachs International	88,171	—	88,171
8/5/14	Swiss Franc 2,580,000	United States Dollar 2,896,309	Goldman Sachs International	57,244	—	57,244
8/5/14	Swiss Franc 24,803,000	United States Dollar 27,277,026	Goldman Sachs International	—	(16,509)	(16,509)
8/5/14	Swiss Franc 3,030,462	United States Dollar 3,401,093	JPMorgan Chase Bank	66,334	—	66,334
8/5/14	Swiss Franc 4,523,000	United States Dollar 4,984,162	JPMorgan Chase Bank	6,995	—	6,995
8/5/14	Swiss Franc 8,452,373	United States Dollar 9,490,490	Standard Chartered Bank	189,392	—	189,392
8/5/14	Swiss Franc 7,654,035	United States Dollar 8,586,417	Standard Chartered Bank	163,820	—	163,820
8/5/14	United States Dollar 90,344,391	Swiss Franc 82,150,155	Goldman Sachs International	54,679	—	54,679
8/5/14	United States Dollar 37,088,996	Swiss Franc 33,721,315	Goldman Sachs International	18,366	—	18,366
8/5/14	United States Dollar 27,893,926	Swiss Franc 24,803,000	Goldman Sachs International	—	(600,391)	(600,391)
8/6/14	Euro 19,097,000	United States Dollar 26,491,397	Goldman Sachs International	919,395	—	919,395
8/6/14	United States Dollar 25,872,348	Euro 19,097,000	Goldman Sachs International	—	(300,347)	(300,347)
8/6/14	United States Dollar 12,812,397	Philippine Peso 558,723,000	Bank of America	27,844	—	27,844
8/6/14	United States Dollar 9,883,095	Philippine Peso 430,982,000	Citibank NA	21,478	—	21,478
8/6/14	United States Dollar 11,663,043	Philippine Peso 508,602,000	Goldman Sachs International	25,346	—	25,346
8/6/14	United States Dollar 11,440,997	Philippine Peso 498,919,000	Standard Chartered Bank	24,863	—	24,863
8/7/14	Japanese Yen 2,402,473,000	United States Dollar 23,508,484	Goldman Sachs International	152,492	—	152,492
8/8/14	New Turkish Lira 6,418,674	United States Dollar 2,997,979	Standard Chartered Bank	7,074	—	7,074
8/8/14	New Turkish Lira 21,056,000	United States Dollar 9,802,151	Standard Chartered Bank	—	(9,301)	(9,301)
8/8/14	Thai Baht 62,062,000	United States Dollar 1,951,328	Goldman Sachs International	18,898	—	18,898
8/8/14	Thai Baht 72,392,000	United States Dollar 2,222,659	Goldman Sachs International	—	(31,418)	(31,418)
8/8/14	Thai Baht 301,790,000	United States Dollar 9,265,889	Goldman Sachs International	—	(130,976)	(130,976)
8/8/14	United States Dollar 8,421,972	New Turkish Lira 18,002,596	Standard Chartered Bank	—	(33,313)	(33,313)
8/12/14	United States Dollar 3,677,146	Indian Rupee 224,182,000	Deutsche Bank	17,001	—	17,001
8/12/14	United States Dollar 4,226,965	Indian Rupee 257,639,000	Goldman Sachs International	18,498	—	18,498
8/12/14	United States Dollar 2,953,302	Mexican Peso 38,618,000	Goldman Sachs International	—	(33,860)	(33,860)

12

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/12/14	United States Dollar 23,693,940	Mexican Peso 309,277,000	Standard Chartered Bank	$—	$(313,231)	$(313,231)
8/12/14	United States Dollar 9,387,494	Philippine Peso 409,107,000	Citibank NA	5,698	—	5,698
8/13/14	Euro 110,355,609	United States Dollar 152,041,889	Standard Chartered Bank	4,266,025	—	4,266,025
8/13/14	Euro 5,023,000	United States Dollar 6,795,863	Standard Chartered Bank	69,624	—	69,624
8/13/14	Euro 1,259,099	United States Dollar 1,725,079	Standard Chartered Bank	39,035	—	39,035
8/13/14	United States Dollar 1,639,333	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(44,213)	(44,213)
8/15/14	Euro 2,038,000	British Pound Sterling 1,663,711	Goldman Sachs International	79,516	—	79,516
8/15/14	Euro 12,369,000	British Pound Sterling 10,001,944	JPMorgan Chase Bank	321,504	—	321,504
8/15/14	Euro 21,480,000	British Pound Sterling 17,534,506	Morgan Stanley & Co. International PLC	837,094	—	837,094
8/18/14	Euro 7,043,604	Polish Zloty 29,286,425	BNP Paribas	—	(54,741)	(54,741)
8/18/14	Euro 6,445,017	Polish Zloty 26,797,575	Citibank NA	—	(50,089)	(50,089)
8/18/14	Japanese Yen 9,573,958,000	United States Dollar 94,073,075	Goldman Sachs International	992,600	—	992,600
8/18/14	Thai Baht 543,230,000	United States Dollar 16,577,052	Citibank NA	—	(329,614)	(329,614)
8/18/14	United States Dollar 4,676,769	Japanese Yen 476,502,000	Goldman Sachs International	—	(44,095)	(44,095)
8/18/14	United States Dollar 27,436,224	Japanese Yen 2,801,650,000	Goldman Sachs International	—	(197,864)	(197,864)
8/20/14	Euro 6,181,812	United States Dollar 8,472,520	JPMorgan Chase Bank	194,348	—	194,348
8/20/14	Indonesian Rupiah 10,752,202,000	United States Dollar 906,212	Deutsche Bank	—	(9,586)	(9,586)
8/20/14	United States Dollar 1,594,381	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(9,615)	(9,615)
8/20/14	United States Dollar 1,274,940	Indonesian Rupiah 14,846,674,000	JPMorgan Chase Bank	—	(10,404)	(10,404)
8/20/14	United States Dollar 4,389,486	Indonesian Rupiah 50,896,091,425	Standard Chartered Bank	—	(54,512)	(54,512)
8/21/14	Euro 443,635	United States Dollar 602,119	Bank of America	8,038	—	8,038
8/21/14	Euro 221,815	United States Dollar 301,545	Bank of America	4,508	—	4,508
8/21/14	Euro 307,081	United States Dollar 415,035	Bank of America	3,817	—	3,817
8/22/14	Thai Baht 500,696,000	United States Dollar 15,246,529	Standard Chartered Bank	—	(333,449)	(333,449)
8/25/14	Euro 9,212,929	United States Dollar 12,560,309	Bank of America	222,923	—	222,923
8/25/14	Euro 1,131,222	United States Dollar 1,542,121	Goldman Sachs International	27,259	—	27,259
8/26/14	Euro 3,248,579	United States Dollar 4,436,477	Bank of America	86,167	—	86,167
8/26/14	Euro 6,393,700	United States Dollar 8,738,781	Goldman Sachs International	176,706	—	176,706

13

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/27/14	Argentine Peso 16,055,000	United States Dollar 1,834,857	Bank of America	$—	$(61,716)	$(61,716)
8/27/14	Argentine Peso 13,595,000	United States Dollar 1,529,246	Bank of America	—	(76,728)	(76,728)
8/27/14	Euro 10,856,368	United States Dollar 14,891,463	JPMorgan Chase Bank	353,194	—	353,194
8/27/14	Euro 8,982,360	United States Dollar 12,225,953	JPMorgan Chase Bank	197,256	—	197,256
8/27/14	Euro 2,408,792	United States Dollar 3,278,641	JPMorgan Chase Bank	52,915	—	52,915
8/27/14	Euro 638,095	United States Dollar 875,262	JPMorgan Chase Bank	20,759	—	20,759
8/27/14	Ghanaian Cedi 1,080,000	United States Dollar 385,439	Standard Chartered Bank	78,463	—	78,463
8/27/14	United States Dollar 3,137,566	Argentine Peso 29,650,000	Bank of America	364,982	—	364,982
8/28/14	United States Dollar 2,218,916	Indian Rupee 132,740,000	BNP Paribas	—	(43,285)	(43,285)
8/28/14	United States Dollar 2,298,151	Indian Rupee 137,480,000	JPMorgan Chase Bank	—	(44,831)	(44,831)
8/28/14	United States Dollar 2,437,946	Indian Rupee 145,855,000	Standard Chartered Bank	—	(47,358)	(47,358)
8/28/14	United States Dollar 2,827,088	Indian Rupee 169,286,000	Standard Chartered Bank	—	(52,461)	(52,461)
8/29/14	Ghanaian Cedi 2,133,000	United States Dollar 747,110	Standard Bank	141,629	—	141,629
8/29/14	Ghanaian Cedi 2,153,000	United States Dollar 746,921	Standard Bank	135,762	—	135,762
9/3/14	Brazilian Real 79,731,000	United States Dollar 35,439,150	Standard Chartered Bank	604,332	—	604,332
9/3/14	Euro 19,480,366	United States Dollar 26,603,518	Bank of America	515,879	—	515,879
9/3/14	United States Dollar 15,650,200	Euro 11,619,250	Bank of America	—	(89,980)	(89,980)
9/3/14	United States Dollar 2,190,747	Indian Rupee 132,343,000	Citibank NA	—	(25,966)	(25,966)
9/4/14	Euro 14,074,896	Singapore Dollar 24,092,000	Standard Chartered Bank	463,402	—	463,402
9/8/14	Argentine Peso 37,149,000	United States Dollar 4,132,258	Bank of America	—	(190,723)	(190,723)
9/8/14	South African Rand 334,229,717	United States Dollar 30,808,842	Goldman Sachs International	—	(182,259)	(182,259)
9/8/14	United States Dollar 3,918,671	Argentine Peso 37,149,000	Bank of America	404,311	—	404,311
9/9/14	Zambian Kwacha 6,700,000	United States Dollar 1,120,214	Standard Bank	50,199	—	50,199
9/9/14	Zambian Kwacha 4,290,000	United States Dollar 717,391	Standard Chartered Bank	32,262	—	32,262
9/10/14	Euro 59,542,022	United States Dollar 81,174,234	Deutsche Bank	1,435,175	—	1,435,175

14

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/10/14	Euro 2,486,000	United States Dollar 3,364,851	Deutsche Bank	$35,584	$—	$35,584
9/16/14	United States Dollar 7,846,094	Indian Rupee 475,081,000	Standard Chartered Bank	—	(91,885)	(91,885)
9/16/14	United States Dollar 9,100,635	Indian Rupee 544,764,000	Standard Chartered Bank	—	(209,069)	(209,069)
9/17/14	Euro 9,814,881	United States Dollar 13,364,580	Bank of America	220,128	—	220,128
9/17/14	Euro 1,813,746	United States Dollar 2,468,626	Goldman Sachs International	39,590	—	39,590
9/17/14	Japanese Yen 1,483,676,000	United States Dollar 14,545,843	Bank of America	118,488	—	118,488
9/17/14	United States Dollar 13,220,301	Euro 9,814,881	Bank of America	—	(75,849)	(75,849)
9/17/14	United States Dollar 2,443,196	Euro 1,813,746	Goldman Sachs International	—	(14,160)	(14,160)
9/22/14	United States Dollar 9,671,991	Indian Rupee 592,216,000	BNP Paribas	—	(14,786)	(14,786)
9/22/14	United States Dollar 7,516,454	Indian Rupee 460,007,000	Standard Chartered Bank	—	(15,168)	(15,168)
9/23/14	Zambian Kwacha 8,120,000	United States Dollar 1,364,706	Barclays Bank PLC	78,795	—	78,795
9/23/14	Zambian Kwacha 9,744,000	United States Dollar 1,601,315	Barclays Bank PLC	58,221	—	58,221
9/23/14	Zambian Kwacha 7,130,000	United States Dollar 1,170,772	Barclays Bank PLC	41,640	—	41,640
9/24/14	Euro 1,985,000	United States Dollar 2,685,824	Standard Chartered Bank	27,378	—	27,378
9/24/14	Euro 435,000	United States Dollar 589,281	Standard Chartered Bank	6,700	—	6,700
9/24/14	Kenyan Shilling 228,472,000	United States Dollar 2,568,977	Standard Bank	—	(8,797)	(8,797)
9/25/14	Euro 14,618,000	United States Dollar 19,873,171	Deutsche Bank	295,692	—	295,692
9/25/14	Euro 9,778,000	United States Dollar 13,287,031	Goldman Sachs International	191,629	—	191,629
9/25/14	Kenyan Shilling 198,558,000	United States Dollar 2,230,400	Standard Bank	—	(9,351)	(9,351)
9/25/14	Thai Baht 182,084,000	United States Dollar 5,586,684	Citibank NA	—	(70,134)	(70,134)
9/25/14	Thai Baht 211,789,000	United States Dollar 6,498,589	Goldman Sachs International	—	(81,077)	(81,077)
9/25/14	United States Dollar 5,587,113	Thai Baht 182,084,000	Citibank NA	69,705	—	69,705
9/25/14	United States Dollar 6,502,579	Thai Baht 211,789,000	Goldman Sachs International	77,087	—	77,087
9/29/14	United States Dollar 15,886,920	Peruvian New Sol 44,986,992	BNP Paribas	70,069	—	70,069
9/29/14	United States Dollar 15,152,707	Peruvian New Sol 42,867,008	Morgan Stanley & Co. International PLC	52,319	—	52,319
9/30/14	United States Dollar 1,401,220	Azerbaijani Manat 1,149,000	Standard Bank	60,613	—	60,613

15

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/1/14	Euro 5,117,000	United States Dollar 6,924,836	Goldman Sachs International	$71,647	$—	$71,647
10/1/14	United States Dollar 2,502,142	New Turkish Lira 5,665,600	Citibank NA	107,651	—	107,651
10/1/14	United States Dollar 3,907,220	New Turkish Lira 8,847,000	Credit Suisse International	168,049	—	168,049
10/1/14	United States Dollar 2,754,866	New Turkish Lira 6,241,700	Credit Suisse International	120,301	—	120,301
10/1/14	United States Dollar 22,565,311	New Turkish Lira 50,901,700	HSBC Bank USA	881,969	—	881,969
10/2/14	Kenyan Shilling 62,500,000	United States Dollar 696,767	Citibank NA	—	(7,109)	(7,109)
10/7/14	Thai Baht 279,588,000	United States Dollar 8,576,319	Goldman Sachs International	—	(104,818)	(104,818)
10/7/14	United States Dollar 4,211,973	Indian Rupee 254,877,000	Deutsche Bank	—	(65,202)	(65,202)
10/7/14	United States Dollar 4,387,176	Indian Rupee 265,479,000	Goldman Sachs International	—	(67,914)	(67,914)
10/8/14	South African Rand 334,229,573	United States Dollar 30,632,350	Standard Chartered Bank	—	(203,893)	(203,893)
10/9/14	United States Dollar 2,814,724	Azerbaijani Manat 2,294,000	VTB Capital PLC	91,649	—	91,649
10/9/14	United States Dollar 2,823,818	Azerbaijani Manat 2,300,000	VTB Capital PLC	90,156	—	90,156
10/10/14	Australian Dollar 44,735,233	United States Dollar 41,772,419	Australia and New Zealand Banking Group Limited	389,329	—	389,329
10/10/14	Australian Dollar 19,149,767	United States Dollar 17,889,042	Deutsche Bank	174,224	—	174,224
10/15/14	Euro 25,912,000	United States Dollar 35,240,838	JPMorgan Chase Bank	535,087	—	535,087
10/16/14	Euro 41,173,280	Polish Zloty 171,482,592	BNP Paribas	—	(439,695)	(439,695)
10/16/14	Euro 38,481,378	Polish Zloty 160,288,408	JPMorgan Chase Bank	—	(405,424)	(405,424)
10/17/14	Russian Ruble 133,731,000	United States Dollar 3,550,538	Deutsche Bank	—	(119,615)	(119,615)
10/17/14	Russian Ruble 278,664,000	United States Dollar 7,392,598	HSBC Bank USA	—	(255,138)	(255,138)
10/17/14	Russian Ruble 323,921,000	United States Dollar 8,600,053	JPMorgan Chase Bank	—	(289,730)	(289,730)
10/17/14	Russian Ruble 437,942,000	United States Dollar 11,618,687	Morgan Stanley & Co. International PLC	—	(400,322)	(400,322)
10/17/14	United States Dollar 302,755	Kazakhstani Tenge 50,000,000	Citibank NA	—	(33,156)	(33,156)
10/17/14	United States Dollar 4,083,080	Kazakhstani Tenge 674,729,000	Citibank NA	—	(444,949)	(444,949)
10/20/14	Polish Zloty 15,786,000	United States Dollar 5,137,546	BNP Paribas	102,678	—	102,678
10/20/14	United States Dollar 3,258,631	Kazakhstani Tenge 538,000,000	Deutsche Bank	—	(359,278)	(359,278)

16

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/22/14	Euro 4,796,000	United States Dollar 6,537,092	Australia and New Zealand Banking Group Limited	$113,289	$—	$113,289
10/22/14	United States Dollar 2,930,206	Indonesian Rupiah 34,807,914,000	Bank of America	—	(31,720)	(31,720)
10/22/14	United States Dollar 913,786	Indonesian Rupiah 10,805,519,000	BNP Paribas	—	(14,001)	(14,001)
10/22/14	United States Dollar 3,028,535	Indonesian Rupiah 35,997,163,000	Deutsche Bank	—	(31,019)	(31,019)
10/23/14	United States Dollar 2,106,222	Kazakhstani Tenge 347,000,000	JPMorgan Chase Bank	—	(237,182)	(237,182)
10/24/14	Canadian Dollar 24,086,594	United States Dollar 22,412,827	Deutsche Bank	365,931	—	365,931
10/24/14	Canadian Dollar 57,265,649	United States Dollar 53,275,327	Nomura International PLC	859,042	—	859,042
10/24/14	United States Dollar 3,050,073	Euro 2,261,000	Goldman Sachs International	—	(21,646)	(21,646)
10/24/14	United States Dollar 29,527,123	Singapore Dollar 36,600,493	Deutsche Bank	—	(187,523)	(187,523)
10/27/14	United States Dollar 3,028,190	Kazakhstani Tenge 499,500,000	HSBC Bank USA	—	(339,641)	(339,641)
10/28/14	United States Dollar 37,668,137	Mexican Peso 491,023,000	Citibank NA	—	(750,962)	(750,962)
10/29/14	Euro 38,450,879	United States Dollar 51,999,815	Goldman Sachs International	496,898	—	496,898
10/31/14	Australian Dollar 24,043,539	United States Dollar 22,445,846	JPMorgan Chase Bank	236,349	—	236,349
10/31/14	New Zealand Dollar 45,168,158	United States Dollar 38,130,959	Australia and New Zealand Banking Group Limited	86,898	—	86,898
11/5/14	Euro 1,268,319	United States Dollar 1,715,440	Goldman Sachs International	16,544	—	16,544
11/5/14	Swiss Franc 91,068,470	United States Dollar 100,228,889	Goldman Sachs International	—	(52,425)	(52,425)
11/5/14	United States Dollar 3,486,322	Kazakhstani Tenge 573,500,000	Citibank NA	—	(404,344)	(404,344)
11/12/14	United States Dollar 3,604,275	Kazakhstani Tenge 590,200,000	Deutsche Bank	—	(436,340)	(436,340)
11/12/14	United States Dollar 11,862,301	Kazakhstani Tenge 1,938,300,000	Deutsche Bank	—	(1,458,357)	(1,458,357)
11/13/14	United States Dollar 4,476,261	Indonesian Rupiah 55,550,403,000	Citibank NA	135,395	—	135,395
11/21/14	United States Dollar 2,464,615	Kazakhstani Tenge 400,500,000	JPMorgan Chase Bank	—	(318,204)	(318,204)
11/21/14	United States Dollar 3,720,787	Kazakhstani Tenge 605,000,000	VTB Capital PLC	—	(478,393)	(478,393)
12/3/14	United States Dollar 1,723,164	Kazakhstani Tenge 283,719,000	Deutsche Bank	—	(205,723)	(205,723)
12/3/14	United States Dollar 10,658,816	Kazakhstani Tenge 1,754,974,011	Deutsche Bank	—	(1,272,523)	(1,272,523)
12/9/14	Ghanaian Cedi 6,152,500	United States Dollar 2,055,424	Standard Bank	436,656	—	436,656
12/12/14	Ghanaian Cedi 3,122,000	United States Dollar 1,041,535	Standard Bank	221,821	—	221,821
12/19/14	Ghanaian Cedi 3,170,000	United States Dollar 1,054,032	Standard Bank	225,731	—	225,731
12/19/14	Thai Baht 182,084,000	United States Dollar 5,564,914	Citibank NA	—	(71,161)	(71,161)
12/19/14	Thai Baht 211,789,000	United States Dollar 6,475,738	Goldman Sachs International	—	(79,802)	(79,802)
12/22/14	United States Dollar 18,209,437	Kazakhstani Tenge 2,990,900,000	VTB Capital PLC	—	(2,264,441)	(2,264,441)

17

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/30/14	United States Dollar 3,351,993	Uruguayan Peso 79,040,000	Citibank NA	$—	$(78,248)	$(78,248)
1/12/15	United States Dollar 1,812,289	Ugandan Shilling 4,956,610,000	Citibank NA	12,105	—	12,105
1/12/15	United States Dollar 1,407,971	Ugandan Shilling 3,843,761,000	Standard Chartered Bank	6,814	—	6,814
1/16/15	United States Dollar 4,942,158	Uruguayan Peso 118,167,000	Citibank NA	—	(74,869)	(74,869)
1/20/15	United States Dollar 3,283,113	Ugandan Shilling 8,943,200,000	Barclays Bank PLC	2,279	—	2,279
1/23/15	United States Dollar 1,533,481	Ugandan Shilling 4,145,000,000	Citibank NA	—	(11,868)	(11,868)
1/23/15	United States Dollar 4,942,154	Uruguayan Peso 118,414,000	Citibank NA	—	(75,765)	(75,765)
1/29/15	United States Dollar 2,392,175	Ugandan Shilling 6,434,950,000	Barclays Bank PLC	—	(33,345)	(33,345)
2/5/15	United States Dollar 2,969,325	Kazakhstani Tenge 492,908,000	Deutsche Bank	—	(361,432)	(361,432)
2/6/15	United States Dollar 2,903,226	Uruguayan Peso 72,000,000	Citibank NA	42,381	—	42,381
2/13/15	United States Dollar 2,897,384	Uruguayan Peso 72,000,000	Citibank NA	41,727	—	41,727
2/20/15	Argentine Peso 14,000,000	United States Dollar 1,343,570	Bank of America	—	(39,883)	(39,883)
2/20/15	Argentine Peso 27,000,000	United States Dollar 2,608,696	Citibank NA	—	(59,393)	(59,393)
2/20/15	United States Dollar 1,206,897	Argentine Peso 14,000,000	Bank of America	176,557	—	176,557
2/20/15	United States Dollar 2,327,586	Argentine Peso 27,000,000	Citibank NA	340,502	—	340,502
2/23/15	Argentine Peso 6,000,000	United States Dollar 574,988	Citibank NA	—	(16,640)	(16,640)
2/23/15	Argentine Peso 15,000,000	United States Dollar 1,446,480	Citibank NA	—	(32,589)	(32,589)
2/23/15	Argentine Peso 16,000,000	United States Dollar 1,542,317	Citibank NA	—	(35,356)	(35,356)
2/23/15	United States Dollar 3,189,655	Argentine Peso 37,000,000	Citibank NA	458,715	—	458,715
2/24/15	Argentine Peso 12,350,000	United States Dollar 1,182,610	Citibank NA	—	(34,280)	(34,280)
2/24/15	Argentine Peso 19,650,000	United States Dollar 1,878,944	Citibank NA	—	(57,242)	(57,242)
2/24/15	United States Dollar 2,758,621	Argentine Peso 32,000,000	Citibank NA	394,456	—	394,456
2/25/15	Argentine Peso 11,464,000	United States Dollar 1,095,985	Bank of America	—	(32,793)	(32,793)
2/25/15	Argentine Peso 19,000,000	United States Dollar 1,815,402	Citibank NA	—	(55,391)	(55,391)
2/25/15	Argentine Peso 27,000,000	United States Dollar 2,587,694	Citibank NA	—	(70,801)	(70,801)

18

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/25/15	Argentine Peso 38,000,000	United States Dollar 3,659,476	Citibank NA	$—	$(82,110)	$(82,110)
2/25/15	United States Dollar 992,554	Argentine Peso 11,464,000	Bank of America	136,223	—	136,223
2/25/15	United States Dollar 7,272,727	Argentine Peso 84,000,000	Citibank NA	998,147	—	998,147
2/27/15	United States Dollar 2,504,039	Uruguayan Peso 62,000,000	Citibank NA	15,750	—	15,750
2/27/15	United States Dollar 3,989,515	Uruguayan Peso 95,509,000	Citibank NA	—	(107,862)	(107,862)
3/13/15	Euro 1,672,505	Serbian Dinar 211,990,000	Citibank NA	90,712	—	90,712
3/23/15	Euro 4,829,448	Romanian Leu 22,234,777	Bank of America	179,129	—	179,129
3/23/15	Euro 4,827,268	Romanian Leu 22,070,271	Bank of America	132,832	—	132,832
3/23/15	Euro 11,730,646	Romanian Leu 53,849,529	Citibank NA	387,720	—	387,720
3/23/15	Euro 5,778,141	Romanian Leu 26,411,306	Citibank NA	157,095	—	157,095
3/23/15	Euro 3,176,889	Romanian Leu 14,634,340	JPMorgan Chase Bank	120,210	—	120,210
3/23/15	Euro 2,173,362	Romanian Leu 9,954,000	JPMorgan Chase Bank	65,006	—	65,006
3/23/15	Euro 6,830,459	Romanian Leu 31,437,189	Standard Chartered Bank	250,283	—	250,283
3/23/15	Euro 2,146,159	Romanian Leu 9,841,213	Standard Chartered Bank	67,724	—	67,724
3/31/15	Euro 13,781,027	Romanian Leu 63,075,760	Bank of America	391,196	—	391,196
3/31/15	Euro 12,906,569	Romanian Leu 59,104,729	Citibank NA	375,753	—	375,753
3/31/15	United States Dollar 2,522,018	Uruguayan Peso 63,000,000	Citibank NA	12,972	—	12,972
3/31/15	United States Dollar 3,352,188	Uruguayan Peso 81,190,000	Citibank NA	—	(85,271)	(85,271)
4/30/15	United States Dollar 3,396,524	Uruguayan Peso 86,000,000	Citibank NA	31,999	—	31,999
5/21/15	United States Dollar 15,192,191	New Turkish Lira 34,895,399	Bank of America	133,439	—	133,439
5/21/15	United States Dollar 10,003,478	New Turkish Lira 22,958,983	Morgan Stanley & Co. International PLC	79,825	—	79,825

				$29,527,153	$(17,209,899)	$12,317,254

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
10/14	232 Platinum	Long	$17,048,360	$16,996,320	$(52,040)
12/14	14 Gold	Short	(1,818,530)	(1,795,920)	22,610
12/14	98 LME Copper	Short	(17,946,580)	(17,420,725)	525,855
12/14	98 LME Copper	Long	15,914,930	17,420,725	1,505,795

19

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
8/14	2,322 SGX CNX Nifty Index	Long	$36,322,473	$35,754,705	$(567,768)
9/14	307 TOPIX Index	Long	36,970,787	38,157,774	1,186,987
Interest Rate Futures
9/14	462 Euro-Bobl	Short	(79,366,704)	(79,414,969)	(48,265)
9/14	381 Euro-Bund	Short	(74,292,138)	(75,501,260)	(1,209,122)
9/14	76 Euro-Schatz	Short	(11,255,011)	(11,261,626)	(6,615)
9/14	384 IMM 10-Year Interest Rate Swap	Long	36,787,430	36,662,284	(125,146)
9/14	85 Japan 10-Year Bond	Short	(120,005,639)	(120,577,456)	(571,817)
9/14	207 U.K. Gilt	Short	(38,547,421)	(38,680,223)	(132,802)
9/14	293 U.S. 2-Year Deliverable Interest Rate Swap	Short	(29,444,211)	(29,405,297)	38,914
9/14	666 U.S. 5-Year Deliverable Interest Rate Swap	Short	(67,557,614)	(67,536,563)	21,051
9/14	892 U.S. 10-Year Deliverable Interest Rate Swap	Short	(92,829,534)	(93,353,375)	(523,841)
3/16	2,650 CME 90-Day Eurodollar	Short	(653,655,625)	(653,390,625)	265,000

					$328,796

CME	-	Chicago Mercantile Exchange.

LME	-	London Metal Exchange.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

U.K. Gilt: Gilt issues having a maturity 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME	GBP	10,290	Receives	6-month GBP LIBOR	2.16%	7/10/19	$1,103
LCH.Clearnet	GBP	19,996	Receives	6-month GBP LIBOR	2.00	2/20/19	(71,929)
LCH.Clearnet	HUF	2,525,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(923,401)
LCH.Clearnet	HUF	5,190,000	Receives	6-month HUF BUBOR	3.78	11/15/18	(924,627)
LCH.Clearnet	HUF	3,243,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(1,097,720)
LCH.Clearnet	HUF	9,448,871	Receives	6-month HUF BUBOR	3.69	5/15/19	(902,614)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79	4/23/24	(1,075,708)
LCH.Clearnet	JPY	2,147,686	Receives	6-month JPY LIBOR	0.75	6/12/24	(222,259)
LCH.Clearnet	NZD	112,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	308,837
LCH.Clearnet	NZD	117,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	365,761
LCH.Clearnet	NZD	92,500	Pays	3-month NZD Bank Bill	4.74	10/10/16	271,647
LCH.Clearnet	NZD	57,321	Pays	3-month NZD Bank Bill	4.26	7/31/17	4,479
LCH.Clearnet	NZD	5,449	Pays	3-month NZD Bank Bill	4.21	10/23/17	39,599
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20	10/24/17	90,874
LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15	10/25/17	60,125
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04	10/30/17	28,423
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04	10/31/17	14,490
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03	10/31/17	12,436
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96	4/29/24	474,055

							$(3,546,429)

GBP - Great British Pound

20

HUF	-	Hungarian Forint

JPY	-	Japanese Yen

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	200,230	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(127,166)
Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	231,064
Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	78,203
Bank of America	MYR	72,483	Pays	3-month MYR KLIBOR	3.51	1/15/16	(77,172)
Bank of America	MYR	17,742	Receives	3-month MYR KLIBOR	4.58	1/15/24	(72,041)
Bank of America	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(31,949)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	196,983
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	227,353
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	460,364
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	435,751
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	109,146
Bank of America	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(92,715)
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(484,369)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	540,249
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	272,839
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	604,285
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	1,008,782
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	567,471
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	501,540
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(336,837)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	95,624
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	443,985
Citibank NA	MYR	70,663	Pays	3-month MYR KLIBOR	3.51	1/15/16	(76,856)
Citibank NA	MYR	48,425	Pays	3-month MYR KLIBOR	3.60	2/25/16	(30,341)
Citibank NA	MYR	17,140	Receives	3-month MYR KLIBOR	4.58	1/15/24	(69,596)
Citibank NA	MYR	11,701	Receives	3-month MYR KLIBOR	4.57	2/25/24	(50,511)
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	277,815
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	336,039
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	70,147
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	221,160
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	211,667
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	186,228
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	151,424
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	435,486
Citibank NA	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(371,304)
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	74,075
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	105,996
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(344,302)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	266,591
Deutsche Bank	CLP	1,705,539	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(116,191)
Deutsche Bank	CLP	5,224,497	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(342,008)
Deutsche Bank	MYR	73,351	Pays	3-month MYR KLIBOR	3.48	1/13/16	(87,107)
Deutsche Bank	MYR	97,326	Pays	3-month MYR KLIBOR	3.60	2/26/16	(61,357)
Deutsche Bank	MYR	17,952	Receives	3-month MYR KLIBOR	4.54	1/13/24	(55,590)

21

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank	MYR	23,585	Receives	3-month MYR KLIBOR	4.56%	2/26/24	$(98,551)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	112,643
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	799,245
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	463,071
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	314,287
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	268,127
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	113,761
Deutsche Bank	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(98,814)
Goldman Sachs International	MYR	69,796	Pays	3-month MYR KLIBOR	3.47	1/13/16	(88,163)
Goldman Sachs International	MYR	95,709	Pays	3-month MYR KLIBOR	3.78	7/30/16	1,450
Goldman Sachs International	MYR	16,930	Receives	3-month MYR KLIBOR	4.53	1/13/24	(48,272)
Goldman Sachs International	MYR	30,983	Receives	3-month MYR KLIBOR	4.38	7/30/24	45,492
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	157,830
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(410,179)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	79,997
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(155,182)
JPMorgan Chase Bank	MYR	47,006	Pays	3-month MYR KLIBOR	3.60	2/25/16	(29,452)
JPMorgan Chase Bank	MYR	93,536	Pays	3-month MYR KLIBOR	3.60	2/26/16	(58,968)
JPMorgan Chase Bank	MYR	11,553	Receives	3-month MYR KLIBOR	4.56	2/25/24	(47,693)
JPMorgan Chase Bank	MYR	22,924	Receives	3-month MYR KLIBOR	4.57	2/26/24	(97,235)
JPMorgan Chase Bank	NZD	86,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	215,883
JPMorgan Chase Bank	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	(467,664)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(221,149)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(221,149)
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	208,765

							$6,020,935

CLP	-	Chilean Peso

HUF	-	Hungarian Forint

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$3,100	1.00	%(1)	9/20/18	1.14%	$(13,402)	$95,314	$81,912
Romania	Goldman Sachs International	3,220	1.00	(1)	9/20/18	1.14	(13,922)	98,854	84,932
Russia	Barclays Bank PLC	1,630	1.00	(1)	3/20/19	2.30	(88,972)	91,783	2,811
Russia	BNP Paribas	3,900	1.00	(1)	3/20/19	2.30	(212,878)	211,694	(1,184)
Russia	Deutsche Bank	6,530	1.00	(1)	3/20/19	2.30	(356,436)	357,105	669
Russia	Goldman Sachs International	3,250	1.00	(1)	3/20/19	2.30	(177,399)	176,412	(987)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	0.74	15,088	7,476	22,564
South Africa	Bank of America	890	1.00	(1)	12/20/15	0.74	4,209	1,990	6,199
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.32	(64,495)	154,327	89,832
South Africa	Bank of America	26,320	1.00	(1)	9/20/17	1.32	(226,334)	282,408	56,074
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	1.32	(42,997)	47,821	4,824
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	1.32	(125,894)	118,269	(7,625)

22

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$3,830	1.00	%(1)	12/20/15	0.74%	$18,115	$9,966	$28,081
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.74	10,784	5,983	16,767
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.32	(42,996)	85,719	42,723
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.32	(21,584)	40,062	18,478
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.32	(36,031)	69,306	33,275
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	0.60	27,325	30,533	57,858
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.74	22,631	13,688	36,319
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	0.74	9,459	4,927	14,386
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.74	4,209	2,339	6,548
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.84	33,972	46,180	80,152
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.84	30,574	23,500	54,074
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.32	(31,818)	82,491	50,673
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.32	(41,792)	111,078	69,286
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.32	(49,016)	117,289	68,273
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.32	(128,990)	330,038	201,048
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.32	(26,400)	66,660	40,260
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.40	(32,212)	42,521	10,309
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.32	(42,996)	84,270	41,274
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	1.40	(86,646)	103,246	16,600
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	1.40	(30,424)	41,738	11,314
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	1.32	(64,495)	126,405	61,910
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.32	(8,599)	9,586	987
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.40	(92,134)	124,010	31,876
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.20	(1,010,027)	593,825	(416,202)
Turkey	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	2.20	(610,487)	449,060	(161,427)

Total		$211,866					$(3,503,010)	$4,257,873	$754,863

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$2,359	1.00	%(1)	3/20/24	$205,163	$(286,497)	$(81,334)
Brazil	Barclays Bank PLC	12,000	1.00	(1)	6/20/22	799,744	(884,252)	(84,508)
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	892,702	(939,416)	(46,714)
Brazil	Morgan Stanley & Co. International PLC	3,080	1.00	(1)	3/20/24	267,868	(349,726)	(81,858)
Bulgaria	Barclays Bank PLC	4,691	1.00	(1)	12/20/18	28,311	(48,763)	(20,452)
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	3,113	(8,980)	(5,867)
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	6,987	(18,891)	(11,904)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	10,315	(24,316)	(14,001)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	13,036	(19,701)	(6,665)
Bulgaria	Goldman Sachs International	3,220	1.00	(1)	9/20/18	10,714	(22,714)	(12,000)
Bulgaria	Goldman Sachs International	2,000	1.00	(1)	12/20/18	12,071	(20,714)	(8,643)
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	24,141	(40,626)	(16,485)

23

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
China	Bank of America	$6,100	1.00	%(1)	3/20/17	$(110,450)	$(96,001)	$(206,451)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(182,443)	(144,306)	(326,749)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(66,994)	(50,361)	(117,355)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(77,859)	(58,527)	(136,386)
China	JPMorgan Chase Bank	10,200	1.00	(1)	3/20/18	(188,248)	114,638	(73,610)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	50,569	(125,022)	(74,453)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	76,503	(215,068)	(138,565)
Colombia	Deutsche Bank	4,580	1.00	(1)	6/20/22	85,459	(268,192)	(182,733)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	(103,456)	(140,465)	(243,921)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	38,769	(94,166)	(55,397)
Colombia	Goldman Sachs International	1,220	1.00	(1)	6/20/22	22,765	(83,954)	(61,189)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	(56,405)	(77,651)	(134,056)
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	57,959	(143,294)	(85,335)
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	74,638	(204,236)	(129,598)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	66,453	(91,269)	(24,816)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	171,640	(244,819)	(73,179)
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	49,840	(67,633)	(17,793)
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	166,132	(230,661)	(64,529)
Croatia	Citibank NA	1,913	1.00	(1)	3/20/18	73,223	(128,306)	(55,083)
Croatia	Citibank NA	930	1.00	(1)	6/20/18	40,310	(58,492)	(18,182)
Croatia	Citibank NA	1,270	1.00	(1)	6/20/18	55,046	(93,004)	(37,958)
Croatia	Citibank NA	5,580	1.00	(1)	6/20/18	241,856	(403,473)	(161,617)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	66,452	(90,416)	(23,964)
Croatia	HSBC Bank USA	2,822	1.00	(1)	3/20/18	108,016	(189,272)	(81,256)
Croatia	JPMorgan Chase Bank	1,533	1.00	(1)	6/20/18	66,445	(112,355)	(45,910)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	25,116	(60,071)	(34,955)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	46,018	(60,570)	(14,552)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	52,996	(74,590)	(21,594)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	83,066	(114,589)	(31,523)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	83,066	(116,807)	(33,741)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	48,458	(85,728)	(37,270)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	117,240	(186,845)	(69,605)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	50,408	(88,962)	(38,554)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	108,358	(175,137)	(66,779)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	118,977	(214,960)	(95,983)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	252,623	(319,063)	(66,440)
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	25,301	(24,252)	1,049
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	41,455	(37,226)	4,229
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	41,942	(40,205)	1,737
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	89,527	(64,383)	25,144
Lebanon	Deutsche Bank	1,338	1.00	(1)	3/20/18	86,504	(130,901)	(44,397)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	331,661	(522,567)	(190,906)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	331,662	(522,757)	(191,095)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	2,840,845	(4,136,414)	(1,295,569)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(292,092)	184,369	(107,723)

24

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Goldman Sachs International	$3,450	5.00	%(1)	12/20/18	$(270,747)	$158,061	$(112,686)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	71,622	(120,650)	(49,028)
Lebanon	JPMorgan Chase Bank	1,300	5.00	(1)	12/20/17	(98,894)	28,628	(70,266)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	20,543	(97,020)	(76,477)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	10,813	(60,858)	(50,045)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	216,337	(400,411)	(184,074)
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	13,516	(65,543)	(52,027)
Mexico	Deutsche Bank	10,000	1.00	(1)	6/20/23	169,013	(283,152)	(114,139)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(17,333)	(5,420)	(22,753)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(24,762)	(7,259)	(32,021)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(29,714)	(13,226)	(42,940)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(13,708)	(6,545)	(20,253)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(19,192)	(6,534)	(25,726)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(21,934)	(5,792)	(27,726)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(21,934)	(8,650)	(30,584)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(28,788)	(10,679)	(39,467)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(34,271)	(16,068)	(50,339)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(72,902)	(41,434)	(114,336)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(27,417)	(10,505)	(37,922)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(133,850)	(106,927)	(240,777)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(12,381)	(4,145)	(16,526)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(16,095)	(5,041)	(21,136)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(28,475)	(9,500)	(37,975)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(27,417)	(10,807)	(38,224)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(12,381)	(3,467)	(15,848)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(35,643)	(14,842)	(50,485)
Qatar	Bank of America	540	1.00	(1)	6/20/19	(12,444)	13,294	850
Qatar	Bank of America	540	1.00	(1)	6/20/19	(12,445)	12,524	79
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(234,187)	140,845	(93,342)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(28,182)	17,169	(11,013)
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(68,964)	6,053	(62,911)
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(12,422)	9,379	(3,043)
Qatar	Citibank NA	2,020	1.00	(1)	6/20/19	(46,553)	46,005	(548)
Qatar	Deutsche Bank	539	1.00	(1)	6/20/19	(12,422)	8,840	(3,582)
Qatar	Deutsche Bank	1,740	1.00	(1)	6/20/19	(40,100)	28,536	(11,564)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(38,984)	27,498	(11,486)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(78,204)	46,434	(31,770)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	(17,547)	(6,737)	(24,284)
Qatar	JPMorgan Chase Bank	580	1.00	(1)	3/20/19	(13,621)	9,068	(4,553)
Qatar	JPMorgan Chase Bank	510	1.00	(1)	6/20/19	(11,753)	12,572	819
Qatar	JPMorgan Chase Bank	1,032	1.00	(1)	6/20/19	(23,783)	18,926	(4,857)
Qatar	JPMorgan Chase Bank	1,520	1.00	(1)	6/20/19	(35,030)	24,199	(10,831)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(14,561)	8,863	(5,698)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(36,167)	22,710	(13,457)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	(35,081)	18,696	(16,385)
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	(45,956)	(17,881)	(63,837)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	526,768	(544,423)	(17,655)
Russia	Citibank NA	25,456	1.00	(1)	9/20/22	2,793,627	(1,738,220)	1,055,407
Russia	Deutsche Bank	15,333	1.00	(1)	6/20/18	631,771	(213,787)	417,984
Russia	Deutsche Bank	7,570	1.00	(1)	6/20/18	311,909	(104,262)	207,647

25

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Russia	JPMorgan Chase Bank	$9,158	1.00	%(1)	6/20/18	$377,340	$(124,675)	$252,665
Russia	JPMorgan Chase Bank	6,210	1.00	(1)	6/20/18	255,873	(86,778)	169,095
Russia	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	812,100	(506,648)	305,452
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	195,293	(86,109)	109,184
South Africa	Bank of America	890	1.00	(1)	12/20/20	54,486	(21,902)	32,584
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	2,324,091	(1,680,690)	643,401
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,292,731	(844,124)	448,607
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	441,507	(304,843)	136,664
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	662,260	(602,571)	59,689
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	234,474	(99,530)	134,944
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	139,582	(55,901)	83,681
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	273,734	(213,847)	59,887
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	273,734	(219,717)	54,017
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	274,941	(193,200)	81,741
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	292,940	(131,567)	161,373
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	122,441	(54,357)	68,084
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	54,486	(23,287)	31,199
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	526,851	(237,689)	289,162
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	585,390	(309,537)	275,853
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,533,187	(1,379,706)	153,481
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	326,715	(308,674)	18,041
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	503,318	(455,132)	48,186
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	429,144	(389,730)	39,414
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,324,520	(1,203,540)	120,980
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	271,085	(238,586)	32,499
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	243,552	(215,632)	27,920
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/22	655,113	(528,567)	126,546
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	230,026	(195,574)	34,452
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	88,302	(63,082)	25,220
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	696,610	(606,981)	89,629
Spain	Bank of America	2,400	1.00	(1)	9/20/20	(26,956)	(164,098)	(191,054)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(27,192)	(145,027)	(172,219)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(11,036)	(71,529)	(82,565)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(39,127)	(258,377)	(297,504)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(32,105)	(304,063)	(336,168)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(38,305)	(340,272)	(378,577)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(38,443)	(383,288)	(421,731)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(15,759)	(758,658)	(774,417)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(19,502)	(226,553)	(246,055)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(38,305)	(371,528)	(409,833)
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	(35,114)	(265,929)	(301,043)
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	(15,844)	(2,346,077)	(2,361,921)
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	(12,940)	(1,518)	(14,458)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(18,115)	(3,159)	(21,274)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(38,819)	(913)	(39,732)
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	(114,508)	(149,370)	(263,878)
Thailand	Citibank NA	6,900	1.00	(1)	3/20/18	(78,623)	2,392	(76,231)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(53,053)	(11,179)	(64,232)

26

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Standard Chartered Bank	$3,300	1.00	%(1)	9/20/15	$(37,068)	$(9,796)	$(46,864)
Tunisia	Barclays Bank PLC	1,970	1.00	(1)	9/20/17	102,407	(110,887)	(8,480)
Tunisia	Deutsche Bank	3,800	1.00	(1)	6/20/17	173,867	(173,699)	168
Tunisia	Deutsche Bank	2,150	1.00	(1)	6/20/17	98,371	(103,734)	(5,363)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	109,165	(106,920)	2,245
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	116,962	(120,577)	(3,615)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	109,165	(118,386)	(9,221)
Tunisia	JPMorgan Chase Bank	4,520	1.00	(1)	9/20/17	234,965	(261,199)	(26,234)
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	22,877	(24,107)	(1,230)
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	196,593	(235,741)	(39,148)

						$26,452,575	$(34,480,412)	$(8,027,837)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $211,866,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	LKR	550,020	Total Return on Sri Lanka Government Bond, 6.20%, due 6/15/15	3-month USD-LIBOR-BBA + 100 bp on $4,210,935 (Notional Amount) plus Notional Amount at termination date	6/17/15	$54,378
Citibank NA	LKR	550,020	Total Return on Sri Lanka Government Bond, 8.00%, due 11/15/18	3-month USD-LIBOR-BBA +100 bp on $4,248,907 (Notional Amount) plus Notional Amount at termination date	11/19/18	128,415
JPMorgan Chase Bank	PLN	15,825	Negative Return on WIG20 Index	Positive Return on WIG20 Index	9/24/14	296,960
JPMorgan Chase Bank	PLN	39,665	Negative Return on WIG20 Index	Positive Return on WIG20 Index	9/24/14	702,056

						$1,181,809

LKR	-	Sri Lankan Rupee

27

PLN	-	Polish Zloty

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Deutsche Bank	CLF	74	CLP 1,705,548	6-month Sinacofi Chile Interbank Rate	2.09%	5/10/18	$260,314
Deutsche Bank	CLF	228	CLP 5,224,497	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	812,950

							$1,073,264

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	TRY	700	$394	3-month USD- LIBOR-BBA	6.97%	8/18/21	$72,377
Citibank NA	TRY	10,951	7,200	3-month USD- LIBOR-BBA	8.23	9/3/20	1,769,984
Citibank NA	TRY	7,310	3,999	3-month USD- LIBOR-BBA	6.45	1/6/21	813,700
Citibank NA	TRY	5,133	3,216	3-month USD- LIBOR-BBA	8.23	2/25/21	776,882
Citibank NA	TRY	5,600	3,094	3-month USD- LIBOR-BBA	6.26	10/18/21	674,346
Credit Suisse International	TRY	10,104	5,676	3-month USD- LIBOR-BBA	6.90	8/18/21	1,060,338
Deutsche Bank	TRY	14,469	7,920	3-month USD- LIBOR-BBA	6.45	1/6/21	1,615,789
Deutsche Bank	TRY	18,837	11,832	3-month USD- LIBOR-BBA	8.20	2/24/21	2,892,605
HSBC Bank USA	TRY	16,212	8,470	3-month USD- LIBOR-BBA	7.85	2/23/22	973,212
JPMorgan Chase Bank	TRY	29,548	15,430	3-month USD- LIBOR-BBA	7.86	7/21/21	2,124,777

							$12,774,010

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
JPMorgan Chase Bank	$15,551	TRY	33,123	3-month USD- LIBOR-BBA	10.76%	4/8/16	$1,060,044

							$1,060,044

							$14,907,318

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

28

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	9,566,675	COP	—	CNH	—	CNY	—	EUR	—	$2,584,548
Options written		4,289,993		25,232,736		1,412,480		213,000		22,724	5,344,662
Options expired		(13,856,668)		(25,232,736)		—		—		—	(2,877,479)

Outstanding, end of period	INR	—	COP	—	CNH	1,412,480	CNY	213,000	EUR	22,724	$5,051,731

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

EUR	-	Euro

INR	-	Indian Rupee

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$392,129	$—
Commodity	Futures Contracts*	2,054,260	(52,040)

		$2,446,389	$(52,040)

Credit	Credit Default Swaps	$30,163,946	$(7,214,381)

		$30,163,946	$(7,214,381)

29

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures Contracts*	$1,186,987	$(567,768)
Equity Price	Options Purchased	2,600,458	—
Equity Price	Total Return Swaps	999,016	—

		$4,786,461	$(567,768)

Foreign Exchange	Currency Options Purchased	$8,311,103	$—
Foreign Exchange	Currency Options Written	—	(3,643,943)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	29,527,153	(17,209,899)
Foreign Exchange	Total Return Swaps	182,793	–

		$38,021,049	$(20,853,842)

Interest Rate	Cross-Currency Swaps	$14,907,318	$—
Interest Rate	Futures Contracts*	324,965	(2,617,608)
Interest Rate	Interest Rate Swaps	10,890,818	(4,869,883)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	1,671,829	(5,218,258)
Interest Rate	Interest Rate Swaptions Purchased	0	—

		$27,794,930	$(12,705,749)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	6/25/14	Open	(1.85)%	$1,411,273	$1,411,273
Barclays Bank PLC	7/10/14	Open	(1.75)%	2,112,282	2,112,282
JPMorgan Chase Bank	7/1/14	Open	(2.00)%	1,287,518	1,287,518
JPMorgan Chase Bank	7/16/14	Open	(2.25)%	1,147,387	1,147,387
JPMorgan Chase Bank	7/29/14	Open	(2.25)%	2,877,383	2,877,383
JPMorgan Chase Bank	7/29/14	Open	(1.75)%	4,219,621	4,219,621

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,605,266,073

Gross unrealized appreciation	$47,631,090
Gross unrealized depreciation	(28,341,747)

Net unrealized appreciation	$19,289,343

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$1,087,428,567	$—	$1,087,428,567
Collateralized Mortgage Obligations	—	19,289,552	—	19,289,552
Common Stocks	—	20,475,438 *	—	20,475,438
Investment Funds	—	8,374,126	—	8,374,126
Currency Put Options Purchased	—	8,311,103	—	8,311,103
Interest Rate Swaptions Purchased	—	0	—	0
Call Options Purchased	—	2,600,458	—	2,600,458
Short-Term Investments -
Foreign Government Securities	—	316,417,692	—	316,417,692
U.S. Treasury Obligations	—	20,999,820	—	20,999,820
Repurchase Agreements	—	25,379,524	—	25,379,524
Other	—	115,279,136	—	115,279,136
Total Investments	$—	$1,624,555,416	$—	$1,624,555,416
Forward Commodity Contracts	$—	$392,129	$—	$392,129
Forward Foreign Currency Exchange Contracts	—	29,527,153	—	29,527,153
Swap Contracts	—	58,815,720	—	58,815,720
Futures Contracts	2,379,225	1,186,987	—	3,566,212
Total	$2,379,225	$1,714,477,405	$—	$1,716,856,630

Liability Description
Currency Put Options Written	$—	$(3,643,943)	$—	$(3,643,943)
Securities Sold Short	—	(21,889,753)	—	(21,889,753)
Forward Foreign Currency Exchange Contracts	—	(17,209,899)	—	(17,209,899)
Swap Contracts	—	(17,302,522)	—	(17,302,522)
Futures Contracts	(2,669,648)	(567,768)	—	(3,237,416)
Total	$(2,669,648)	$(60,613,885)	$—	$(63,283,533)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

31

Eaton Vance

Global Macro Absolute Return Fund

July 31, 2014 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $4,419,371,212 and the Fund owned 95.5% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 45.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	24,274	$34,291,830

Total Albania			$34,291,830

Argentina — 1.9%
Republic of Argentina, 7.00%, 10/3/15	USD	48,755	$45,770,180
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	25,227	21,402,476
Republic of Argentina, 8.75%, 5/7/24	USD	23,301	21,660,213

Total Argentina			$88,832,869

Bangladesh — 0.7%
Bangladesh Treasury Bond, 10.70%, 11/6/15	BDT	450,000	$5,974,046
Bangladesh Treasury Bond, 10.90%, 7/3/15	BDT	403,900	5,345,549
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	1,369,058
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	164,400	2,247,020
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,914,508
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,854,141
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,252,970
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	391,800	5,395,436
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	304,300	4,193,402
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	291,700	4,028,585

Total Bangladesh			$33,574,715

Barbados — 0.2%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	9,933	$8,095,395

Total Barbados			$8,095,395

Belarus — 0.3%
Republic of Belarus, 8.75%, 8/3/15(1)	USD	11,553	$11,841,825

Total Belarus			$11,841,825

Bermuda — 0.8%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	19,956	$20,854,020
Government of Bermuda, 5.603%, 7/20/20(4)	USD	13,732	15,242,520

Total Bermuda			$36,096,540

Brazil — 0.0%(5)
Brazil Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	108	$45,548

Total Brazil			$45,548

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,566,899	$2,473,446
Titulo Propiedad UD, 1.63%, 7/13/16(6)	CRC	174,679	319,535

Total Costa Rica			$2,792,981

Croatia — 1.7%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	58,771	$78,446,985

Total Croatia			$78,446,985

Cyprus — 1.0%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	34,752	$46,781,306

Total Cyprus			$46,781,306

Dominican Republic — 1.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	195,500	$4,751,674
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	170,000	4,164,282
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	110,600	2,877,431

Security	Principal Amount (000’s omitted)		Value
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	342,000	$9,213,868
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	29,800	802,846
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	103,000	3,059,655
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	677,800	22,180,640
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	13,600	445,053

Total Dominican Republic			$47,495,449

Ecuador — 1.3%
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	47,500	$50,112,500
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	10,641	11,226,255

Total Ecuador			$61,338,755

Fiji — 0.6%
Republic of Fiji, 9.00%, 3/15/16	USD	24,711	$25,504,957

Total Fiji			$25,504,957

Germany — 0.5%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$23,227,566

Total Germany			$23,227,566

Iceland — 0.7%
Republic of Iceland, 6.25%, 2/5/20	ISK	709,370	$5,292,083
Republic of Iceland, 7.25%, 10/26/22	ISK	831,880	6,439,342
Republic of Iceland, 8.75%, 2/26/19	ISK	2,310,657	19,049,850

Total Iceland			$30,781,275

India — 0.9%
India Government Bond, 7.16%, 5/20/23	INR	1,565,620	$23,233,700
India Government Bond, 8.12%, 12/10/20	INR	1,084,330	17,603,420

Total India			$40,837,120

Indonesia — 0.4%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	195,606,000	$17,355,756

Total Indonesia			$17,355,756

Iraq — 0.8%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	38,940	$34,948,650

Total Iraq			$34,948,650

Jamaica — 0.2%
Government of Jamaica, 7.625%, 7/9/25	USD	10,560	$11,140,800

Total Jamaica			$11,140,800

Jordan — 0.5%
Jordan Government Bond, 7.387%, 8/30/14	JOD	3,300	$4,679,556
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	2,898,544
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	3,025,829
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	3,039,203
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	11,414	11,513,872

Total Jordan			$25,157,004

Kenya — 0.0%(5)
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	$2,207,040

Total Kenya			$2,207,040

Latvia — 0.1%
Republic of Latvia, 2.625%, 1/21/21(4)	EUR	2,377	$3,337,626

Total Latvia			$3,337,626

Lebanon — 1.9%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	9,782	$9,877,521
Lebanese Republic, 5.875%, 1/15/15	USD	1,000	1,015,000
Lebanese Republic, 8.50%, 8/6/15	USD	4,750	5,042,125
Lebanese Republic, 8.50%, 1/19/16(1)	USD	46,065	49,404,713

Security	Principal Amount (000’s omitted)		Value
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	7,981,450	$5,328,519
Lebanon Treasury Note, 6.50%, 5/14/15	LBP	6,271,070	4,174,787
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	5,760,930	3,852,256
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	9,093,200	6,078,014
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	6,062,310	4,019,024

Total Lebanon			$88,791,959

Macedonia — 1.6%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	55,460	$74,160,957

Total Macedonia			$74,160,957

Montenegro — 0.3%
Republic of Montenegro, 5.375%, 5/20/19(4)	EUR	9,140	$12,747,856

Total Montenegro			$12,747,856

New Zealand — 2.4%
New Zealand Government Bond, 2.00%, 9/20/25(6)	NZD	44,251	$35,389,760
New Zealand Government Bond, 3.00%, 9/20/30(6)	NZD	33,894	29,600,746
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390	29,544,356
New Zealand Government Bond, 5.50%, 4/15/23	NZD	16,093	14,892,590

Total New Zealand			$109,427,452

Pakistan — 0.6%
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	15,860	$16,573,700
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	11,413	12,214,193

Total Pakistan			$28,787,893

Philippines — 1.4%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$8,301,922
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,836,929
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	41,547,799
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,408,497

Total Philippines			$64,095,147

Romania — 1.6%
Romania Government Bond, 4.625%, 9/18/20(1)	EUR	10,091	$15,300,040
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	26,465	40,424,084
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	12,823	18,518,124

Total Romania			$74,242,248

Russia — 1.2%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	56,400	$57,316,500

Total Russia			$57,316,500

Rwanda — 0.1%
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	5,053	$5,305,650

Total Rwanda			$5,305,650

Serbia — 4.3%
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	$11,639,496
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	2,267,359
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	11,569,412
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	16,426,111
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	19,669,087
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	33,333,622
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	452,701
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,767,765
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	495,400	5,722,639
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	20,199,641
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	28,748,069
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	7,566,073
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	22,421,221
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	16,260,921

Total Serbia			$200,044,117

Security	Principal Amount (000’s omitted)		Value
Slovenia — 5.0%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	19,953	$20,811,378
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	9,851	14,526,570
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	36,977	55,435,940
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	10,680	16,136,883
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	28,074	43,306,554
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	18,123,438
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	55,629	62,304,480

Total Slovenia			$230,645,243

Sri Lanka — 3.1%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	34,850	$36,331,125
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	15,830,100
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	13,109	14,059,402
Republic of Sri Lanka, 7.40%, 1/22/15(1)	USD	2,491	2,556,389
Republic of Sri Lanka, 7.40%, 1/22/15(4)	USD	1,100	1,133,000
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	817,150	5,833,070
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	1,693,260	13,013,859
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	130,830	1,023,873
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	707,490	5,537,057
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	306,840	2,435,795
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	3,114,990	24,759,371
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,647,330	13,102,999
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	421,350	3,247,283
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	29,280	251,746
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	448,760	3,550,248

Total Sri Lanka			$142,665,317

Tanzania — 1.2%
United Republic of Tanzania, 6.332%, 3/9/20(1)(7)	USD	49,465	$53,298,538

Total Tanzania			$53,298,538

Turkey — 3.3%
Turkey Government Bond, 2.00%, 10/26/22(6)	TRY	15,976	$7,513,562
Turkey Government Bond, 3.00%, 1/6/21(6)	TRY	18,990	9,469,481
Turkey Government Bond, 3.00%, 7/21/21(6)	TRY	29,605	14,810,901
Turkey Government Bond, 4.00%, 4/1/20(6)	TRY	206,890	108,137,337
Turkey Government Bond, 6.50%, 1/7/15	TRY	31,260	14,531,494

Total Turkey			$154,462,775

Uganda — 0.6%
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$966,640
Uganda Government Bond, 13.375%, 2/25/16	UGX	9,767,800	3,791,336
Uganda Government Bond, 14.00%, 3/24/16	UGX	11,686,200	4,569,754
Uganda Government Bond, 14.125%, 12/1/16	UGX	29,992,700	11,615,649
Uganda Government Bond, 14.625%, 11/1/18	UGX	16,773,000	6,630,008

Total Uganda			$27,573,387

Uruguay — 1.3%
Monetary Regulation Bill, 0.00%, 3/26/15(6)	UYU	275,918	$11,442,804
Monetary Regulation Bill, 0.00%, 7/2/15(6)	UYU	121,899	4,991,183
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	39,280	1,468,885
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	120,430	4,430,433
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	100,000	3,620,251
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	9,000	320,727
Monetary Regulation Bill, 0.00%, 3/3/16(6)	UYU	294,593	11,671,136
Monetary Regulation Bill, 0.00%, 4/21/16(6)	UYU	371,704	14,630,779
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	126,523	4,371,176
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	40,135	1,345,318
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(6)	UYU	38,434	1,540,899
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(6)	UYU	5,054	209,159
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,421,436

Total Uruguay			$61,464,186

Security	Principal Amount (000’s omitted)		Value
Venezuela — 0.5%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	18,913	$17,825,502
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(1)	USD	4,123	3,494,158
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	2,979	2,971,553

Total Venezuela			$24,291,213

Zambia — 0.7%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	28,602	$32,493,159

Total Zambia			$32,493,159

Total Foreign Government Bonds (identified cost $2,059,587,569)			$2,105,945,589

Foreign Corporate Bonds — 0.1%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	4,392	$4,732,380

Total Georgia			$4,732,380

Total Foreign Corporate Bonds (identified cost $4,721,714)			$4,732,380

Debt Obligations - United States — 29.0%

Corporate Bonds & Notes — 0.0%(5)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$614,397

Total Corporate Bonds & Notes (identified cost $519,261)			$614,397

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$182,714	$211,125
Series 1548, Class Z, 7.00%, 7/15/23		177,560	201,693
Series 1650, Class K, 6.50%, 1/15/24		1,070,523	1,201,008
Series 1817, Class Z, 6.50%, 2/15/26		141,383	159,965
Series 1927, Class ZA, 6.50%, 1/15/27		554,332	627,368
Series 2127, Class PG, 6.25%, 2/15/29		773,368	854,770
Series 2344, Class ZD, 6.50%, 8/15/31		1,051,195	1,207,351
Series 2458, Class ZB, 7.00%, 6/15/32		1,864,390	2,165,452

			$6,628,732

Federal National Mortgage Association:
Series 1992-180, Class F, 1.305%, 10/25/22(7)		$667,742	$679,838
Series 1993-16, Class Z, 7.50%, 2/25/23		643,768	729,567
Series 1993-79, Class PL, 7.00%, 6/25/23		438,354	497,077
Series 1993-104, Class ZB, 6.50%, 7/25/23		155,576	171,981
Series 1993-121, Class Z, 7.00%, 7/25/23		2,470,872	2,782,044
Series 1993-141, Class Z, 7.00%, 8/25/23		491,228	557,591
Series 1994-42, Class ZQ, 7.00%, 4/25/24		3,025,539	3,394,352
Series 1994-79, Class Z, 7.00%, 4/25/24		614,008	690,218

Security	Principal Amount	Value
Series 1994-89, Class ZQ, 8.00%, 7/25/24	$483,538	$558,456
Series 1996-35, Class Z, 7.00%, 7/25/26	154,116	177,521
Series 1998-16, Class H, 7.00%, 4/18/28	447,531	508,381
Series 1998-44, Class ZA, 6.50%, 7/20/28	795,426	910,727
Series 1999-25, Class Z, 6.00%, 6/25/29	943,298	1,060,132
Series 2000-2, Class ZE, 7.50%, 2/25/30	191,844	225,350
Series 2000-49, Class A, 8.00%, 3/18/27	589,953	689,378
Series 2001-31, Class ZA, 6.00%, 7/25/31	6,446,559	7,254,685
Series 2001-37, Class GA, 8.00%, 7/25/16	22,577	23,466
Series 2001-74, Class QE, 6.00%, 12/25/31	1,936,678	2,164,825
Series 2009-48, Class WA, 5.848%, 7/25/39(8)	7,676,863	8,575,455
Series 2011-38, Class SA, 13.035%, 5/25/41(9)	9,276,599	9,816,974
Series G48, Class Z, 7.10%, 12/25/21	541,267	603,941
Series G92-60, Class Z, 7.00%, 10/25/22	1,181,456	1,300,259
Series G93-1, Class K, 6.675%, 1/25/23	838,554	933,257
Series G93-31, Class PN, 7.00%, 9/25/23	2,563,982	2,915,050
Series G93-41, Class ZQ, 7.00%, 12/25/23	5,223,979	5,946,069
Series G94-7, Class PJ, 7.50%, 5/17/24	841,144	969,713

		$54,136,307

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$589,281	$664,670
Series 1996-22, Class Z, 7.00%, 10/16/26	471,616	540,196
Series 1999-42, Class Z, 8.00%, 11/16/29	1,459,854	1,726,095
Series 2000-21, Class Z, 9.00%, 3/16/30	2,095,233	2,527,786
Series 2001-35, Class K, 6.45%, 10/26/23	194,253	214,642

		$5,673,389

Total Collateralized Mortgage Obligations (identified cost $62,484,322)		$66,438,428

Mortgage Pass-Throughs — 19.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.455%, with maturity at 2036(10)	$5,038,095	$5,401,087
2.879%, with maturity at 2035(10)	4,311,933	4,582,179
3.099%, with maturity at 2029(10)	688,946	699,746
3.157%, with maturity at 2023(10)	174,718	182,535
4.359%, with maturity at 2030(10)	992,340	1,078,937
4.50%, with various maturities to 2035	2,261,996	2,395,299
5.00%, with various maturities to 2019	1,575,949	1,663,810
5.50%, with various maturities to 2019	4,660,050	4,933,751
6.00%, with various maturities to 2035	37,671,929	42,130,174
6.50%, with various maturities to 2033	33,171,118	37,895,500
6.60%, with maturity at 2030	1,924,035	2,222,181
7.00%, with various maturities to 2036	33,421,053	38,588,745
7.31%, with maturity at 2026	127,960	150,661
7.50%, with various maturities to 2035	19,953,399	23,513,128
7.95%, with maturity at 2022	301,949	347,652
8.00%, with various maturities to 2034	7,679,992	9,255,954
8.15%, with maturity at 2021	122,477	137,238
8.30%, with maturity at 2021	19,194	21,066
8.47%, with maturity at 2018	53,600	59,122
8.50%, with various maturities to 2028	654,141	776,323
9.00%, with various maturities to 2027	1,144,945	1,316,485
9.50%, with maturity at 2027	141,766	168,140

Security	Principal Amount	Value
9.75%, with maturity at 2016	$449	$472
10.00%, with various maturities to 2020	341,413	383,588
10.50%, with maturity at 2021	188,667	211,149
11.00%, with maturity at 2016	116,869	122,421

		$178,237,343

Federal National Mortgage Association:
1.919%, with maturity at 2022(10)	$1,507,343	$1,540,599
1.925%, with maturity at 2027(10)	300,600	308,679
1.932%, with various maturities to 2035(10)	19,835,672	20,515,433
1.933%, with maturity at 2038(10)	1,057,427	1,093,653
1.951%, with various maturities to 2033(10)	15,571,709	16,094,812
2.018%, with maturity at 2035(10)	4,202,629	4,333,343
2.082%, with maturity at 2025(10)	1,029,562	1,063,064
2.275%, with maturity at 2028(10)	219,176	231,013
2.282%, with maturity at 2024(10)	645,362	669,349
2.91%, with maturity at 2023(10)	98,743	101,903
3.645%, with maturity at 2034(10)	2,672,756	2,905,994
3.737%, with maturity at 2035(10)	8,466,139	9,204,937
3.922%, with maturity at 2035(10)	7,148,634	7,772,459
5.00%, with various maturities to 2033	3,268,298	3,526,736
5.50%, with various maturities to 2023	6,293,499	6,677,967
6.00%, with various maturities to 2038(11)	224,472,939	251,379,577
6.32%, with maturity at 2032(10)	2,665,734	2,960,421
6.50%, with various maturities to 2038	99,935,653	113,507,587
7.00%, with various maturities to 2037	81,524,549	94,499,110
7.149%, with maturity at 2025(10)	81,633	87,583
7.50%, with various maturities to 2037	58,545,941	69,565,930
8.00%, with various maturities to 2030	4,518,040	5,326,745
8.50%, with various maturities to 2037	7,939,109	9,689,546
9.00%, with various maturities to 2032	1,977,991	2,331,861
9.087%, with maturity at 2028(8)	209,656	230,509
9.50%, with various maturities to 2031	1,748,210	2,077,685
10.037%, with maturity at 2027(8)	209,249	237,117
10.50%, with maturity at 2029	206,028	244,479
11.50%, with maturity at 2031	257,128	314,338

		$628,492,429

Government National Mortgage Association:
2.00%, with maturity at 2024(10)	$440,248	$456,661
6.00%, with various maturities to 2033	33,377,382	37,996,096
6.50%, with various maturities to 2032	15,312,933	17,611,132
7.00%, with various maturities to 2035	31,217,076	36,382,800
7.50%, with various maturities to 2031	5,058,547	5,912,282
7.75%, with maturity at 2019	25,009	28,341
8.00%, with various maturities to 2034	11,335,462	13,384,045
8.30%, with various maturities to 2020	35,953	38,930
8.50%, with various maturities to 2021	450,759	489,252
9.00%, with various maturities to 2025	238,452	279,297
9.50%, with various maturities to 2026	930,989	1,130,774

		$113,709,610

Total Mortgage Pass-Throughs (identified cost $892,469,147)		$920,439,382

U.S. Government Agency Obligations — 4.2%

Security	Principal Amount	Value
Federal Home Loan Bank:
5.25%, 12/11/20	$7,000,000	$8,236,893
5.25%, 12/9/22	14,850,000	17,663,808
5.365%, 9/9/24	12,700,000	15,345,283
5.375%, 9/30/22	49,780,000	59,903,958
5.375%, 8/15/24	22,000,000	26,661,580
5.625%, 6/11/21	12,850,000	15,454,900
5.75%, 6/12/26	14,850,000	18,426,132

		$161,692,554

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$6,065,730
5.50%, 4/26/24	22,500,000	27,365,063

		$33,430,793

Total U.S. Government Agency Obligations (identified cost $176,453,739)		$195,123,347

U.S. Treasury Obligations — 3.5%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(11)	$1,500,000	$2,033,320
U.S. Treasury Bond, 11.25%, 2/15/15(11)	150,000,000	159,023,400

Total U.S. Treasury Obligations (identified cost $160,556,631)		$161,056,720

Total Debt Obligations - United States (identified cost $1,292,483,100)		$1,343,672,274

Common Stocks — 0.6%

Security	Shares	Value
Germany — 0.3%
Deutsche EuroShop AG	127,565	$6,021,122
Deutsche Wohnen AG	286,888	6,207,454

Total Germany		$12,228,576

Luxembourg — 0.1%
GAGFAH SA(12)	377,967	$6,624,594

Total Luxembourg		$6,624,594

Singapore — 0.2%
Yoma Strategic Holdings, Ltd.	21,442,000	$11,824,795

Total Singapore		$11,824,795

Total Common Stocks (identified cost $24,985,819)		$30,677,965

Investment Funds — 0.3%

Security	Shares	Value
Fondul Proprietatea SA	50,194,000	$12,671,638

Total Investment Funds (identified cost $12,421,052)		$12,671,638

Precious Metals — 0.8%

Description	Troy Ounces	Value
Platinum(12)	24,986	$36,491,469

Total Precious Metals (identified cost $43,799,986)		$36,491,469

Currency Put Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank NA	AUD	63,624	USD	0.85	4/29/15	$513,494
Australian Dollar	JPMorgan Chase Bank	AUD	48,977	USD	0.85	4/29/15	395,280
Canadian Dollar	Citibank NA	CAD	28,028	CAD	1.13	3/30/15	270,458
Canadian Dollar	Goldman Sachs International	CAD	28,435	CAD	1.13	3/30/15	274,385
Canadian Dollar	HSBC Bank USA	CAD	42,487	CAD	1.11	3/30/15	613,956
Canadian Dollar	Standard Chartered Bank	CAD	12,450	CAD	1.11	3/30/15	179,908
Euro	Citibank NA	EUR	34,553	USD	1.38	4/29/15	1,957,977
Euro	Citibank NA	EUR	48,853	USD	1.35	7/30/15	1,943,104
Japanese Yen	Citibank NA	JPY	3,596,880	JPY	105.00	6/22/15	662,580
Japanese Yen	Deutsche Bank	JPY	7,193,550	JPY	105.00	6/22/15	1,325,120
Japanese Yen	Goldman Sachs International	JPY	3,530,625	JPY	105.00	6/22/15	650,375
Yuan Renminbi	Goldman Sachs International	CNY	226,620	CNY	6.35	9/30/14	5,782
Yuan Renminbi	JPMorgan Chase Bank	CNY	210,210	CNY	6.35	9/30/14	3,774
Yuan Renminbi Offshore	Bank of America	CNH	329,351	CNH	6.30	5/14/15	463,444
Yuan Renminbi Offshore	Citibank NA	CNH	436,830	CNH	6.35	10/6/14	26,072
Yuan Renminbi Offshore	Deutsche Bank	CNH	491,377	CNH	6.20	3/5/15	1,098,703
Yuan Renminbi Offshore	Goldman Sachs International	CNH	300,649	CNH	6.30	5/14/15	423,056
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	485,411	CNH	6.20	3/5/15	1,085,363
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	318,212	CNH	6.20	3/6/15	714,027

Total Currency Put Options Purchased (identified cost $14,480,130)							$12,606,858

Interest Rate Swaptions Purchased — 0.0%

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$0

Total Interest Rate Swaptions Purchased (identified cost $6,205,080)				$0

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	326	JPY	16,000	5/13/16	$3,835,970

Total Call Options Purchased (identified cost $2,827,980)						$3,835,970

Short-Term Investments — 20.3%

Foreign Government Securities — 16.6%
Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Bank of Georgia Promissory Note, 4.00%, 1/8/15	USD	5,266	$5,319,577

Total Georgia			$5,319,577

Kenya — 1.8%
Kenya Treasury Bill, 0.00%, 9/22/14	KES	971,800	$10,943,932
Kenya Treasury Bill, 0.00%, 9/29/14	KES	77,600	872,463
Kenya Treasury Bill, 0.00%, 10/20/14	KES	406,200	4,544,628
Kenya Treasury Bill, 0.00%, 11/17/14	KES	312,300	3,467,395
Kenya Treasury Bill, 0.00%, 11/24/14	KES	672,000	7,446,123
Kenya Treasury Bill, 0.00%, 12/1/14	KES	780,700	8,632,956
Kenya Treasury Bill, 0.00%, 12/15/14	KES	465,400	5,124,897
Kenya Treasury Bill, 0.00%, 4/13/15	KES	801,000	8,528,624
Kenya Treasury Bill, 0.00%, 4/20/15	KES	1,441,900	15,323,694
Kenya Treasury Bill, 0.00%, 4/27/15	KES	1,594,600	16,914,605

Total Kenya			$81,799,317

Lebanon — 3.9%
Lebanon Treasury Bill, 0.00%, 8/14/14	LBP	24,031,000	$15,869,320
Lebanon Treasury Bill, 0.00%, 8/28/14	LBP	4,886,430	3,221,452
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	6,932,900	4,547,660
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	12,907,000	8,459,268
Lebanon Treasury Bill, 0.00%, 10/23/14	LBP	6,971,600	4,565,350
Lebanon Treasury Bill, 0.00%, 11/6/14	LBP	1,729,980	1,130,866
Lebanon Treasury Bill, 0.00%, 11/20/14	LBP	14,587,300	9,517,017
Lebanon Treasury Bill, 0.00%, 12/18/14	LBP	25,348,700	16,470,508
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	25,102,700	16,293,333
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	12,333,000	7,996,301
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	6,301,050	4,080,909
Lebanon Treasury Bill, 0.00%, 1/15/15	LBP	36,944,000	23,900,344
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	9,805,760	6,336,513
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	24,455,530	15,768,977
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	24,804,725	15,961,985
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	7,550,000	4,818,699
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	12,359,330	7,871,667
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	6,086,700	3,851,899
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	12,844,300	8,093,057
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	5,026,200	3,159,984

Total Lebanon			$181,915,109

Mexico — 2.1%
Mexico Cetes, 0.00%, 4/1/15	MXN	1,298,544	$96,312,274

Total Mexico			$96,312,274

Security	Principal Amount (000’s omitted)		Value
Nigeria — 1.0%
Nigeria OMO Bill, 0.00%, 9/18/14	NGN	2,216,230	$13,511,564
Nigeria OMO Bill, 0.00%, 10/2/14	NGN	1,603,350	9,721,536
Nigeria Treasury Bill, 0.00%, 9/4/14	NGN	982,335	6,014,332
Nigeria Treasury Bill, 0.00%, 9/25/14	NGN	1,402,925	8,534,555
Nigeria Treasury Bill, 0.00%, 10/23/14	NGN	1,002,090	6,049,042
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	561,180	3,374,925

Total Nigeria			$47,205,954

Philippines — 2.7%
Philippine Treasury Bill, 0.00%, 8/6/14	PHP	50,000	$1,149,748
Philippine Treasury Bill, 0.00%, 9/3/14	PHP	3,349,630	76,947,788
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	880,900	20,212,351
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	1,142,710	26,196,863

Total Philippines			$124,506,750

Romania — 0.0%(5)
Romania Treasury Bill, 0.00%, 3/30/15	RON	4,000	$1,194,943

Total Romania			$1,194,943

Serbia — 0.9%
Serbia Treasury Bill, 0.00%, 1/1/15	EUR	3,000	$3,958,726
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	1,786,060	19,703,297
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	1,536,290	16,781,135

Total Serbia			$40,443,158

Sri Lanka — 3.3%
Sri Lanka Treasury Bill, 0.00%, 9/12/14	LKR	29,120	$222,095
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	981,420	7,457,427
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	146,010	1,108,147
Sri Lanka Treasury Bill, 0.00%, 10/17/14	LKR	973,060	7,376,317
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	1,427,800	10,798,148
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	199,550	1,507,292
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	1,631,690	12,260,441
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	584,720	4,388,040
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	237,560	1,780,524
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	1,252,160	9,373,179
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	548,460	4,100,378
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	1,875,710	14,007,012
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	380,000	2,828,159
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	2,321,580	17,210,078
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,284,190	9,506,743
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	3,414,430	25,242,511
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	255,810	1,888,804
Sri Lanka Treasury Bill, 0.00%, 3/20/15	LKR	1,666,990	12,293,047
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	396,470	2,912,748
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	240,650	1,763,588
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	176,180	1,276,709
Sri Lanka Treasury Bill, 0.00%, 7/24/15	LKR	314,960	2,273,175

Total Sri Lanka			$151,574,562

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	7,431,400	$2,753,635
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	8,763,800	3,233,863
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	3,677,000	1,345,000
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	3,677,000	1,333,864
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	4,866,500	1,757,658

Total Uganda			$10,424,020

Security	Principal Amount (000’s omitted)		Value
Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 8/29/14(6)	UYU	22,946	$983,630
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	23,776	1,016,531
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	26,300	1,110,485
Monetary Regulation Bill, 0.00%, 10/15/14	UYU	19,278	809,642
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	114,480	4,645,995
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	30,490	1,221,362
Monetary Regulation Bill, 0.00%, 2/20/15(6)	UYU	43,310	1,805,801

Total Uruguay			$11,593,446

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	23,985	$3,881,991
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	55,060	8,882,779
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	8,590	1,180,940

Total Zambia			$13,945,710

Total Foreign Government Securities (identified cost $770,806,209)			$766,234,820

U.S. Treasury Obligations — 0.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 10/9/14(11)		$6,000	$5,999,940

Total U.S. Treasury Obligations (identified cost $5,999,690)			$5,999,940

Repurchase Agreements — 1.9%
Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 10/21/13 with an interest rate of 0.35%, collateralized by USD 10,000,000 Turkey Government Bond 7.50%, due 7/14/17 and a market value, including accrued interest, of $11,447,357.(13)	USD	11,743	$11,743,000
Dated 7/30/14 with a maturity date of 8/15/14, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of EUR 17,544,135, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $23,415,329.	EUR	17,546	23,494,305
Barclays Bank PLC:
Dated 7/8/14 with a maturity date of 8/11/14, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of USD 7,299,593, collateralized by USD 6,243,000 Qatar Government International Bond 5.750%, due 1/20/42 and a market value, including accrued interest, of $7,194,164.	USD	7,304	7,304,310
Dated 7/23/14 with a maturity date of 8/11/14, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of USD 12,812,603, collateralized by USD 12,615,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $12,800,067.	USD	12,817	12,816,840
Dated 7/25/14 with a maturity date of 8/19/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 4,971,414, collateralized by USD 4,900,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $4,954,794.	USD	4,973	4,973,010
Dated 7/31/14 with a maturity date of 8/18/14, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of USD 2,460,006, collateralized by USD 2,429,000 SoQ Sukuk A Q.S.C., 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,464,634.	USD	2,461	2,460,820

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank:
Dated 6/19/14 with an interest rate of 0.40%, collateralized by USD 12,000,000 Bolivarian Republic of Venezuela 5.00%, due 10/28/15 and a market value, including accrued interest, of $11,480,000.(13)	USD	11,610	$11,610,000
Nomura International PLC:
Dated 7/18/14 with a maturity date of 8/13/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 9,929,375, collateralized by USD 9,779,000 Republic of Ghana 7.875% due 8/7/23 and a market value, including accrued interest, of $9,888,354.	USD	9,933	9,933,142
Dated 7/31/14 with a maturity date of 8/26/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 1,886,297, collateralized by USD 1,870,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $1,890,911.	USD	1,887	1,887,012

Total Repurchase Agreements (identified cost $86,227,694)			$86,222,439

Other — 1.7%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(14)		$80,710	$80,710,484

Total Other (identified cost $80,710,484)			$80,710,484

Total Short-Term Investments (identified cost $943,744,077)			$939,167,683

Total Investments — 97.0% (identified cost $4,405,256,507)			$4,489,801,826

Currency Put Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	Citibank NA	EUR	34,553	USD	1.38	4/29/15	$(1,957,977)
Yuan Renminbi	Goldman Sachs International	CNY	210,210	CNY	6.35	9/30/14	(3,774)
Yuan Renminbi	Goldman Sachs International	CNY	226,620	CNY	6.35	9/30/14	(5,782)
Yuan Renminbi Offshore	Citibank NA	CNH	436,830	CNH	6.35	10/6/14	(26,072)
Yuan Renminbi Offshore	Deutsche Bank	CNH	491,377	CNH	6.20	3/5/15	(1,098,703)
Yuan Renminbi Offshore	Deutsche Bank	CNH	630,000	CNH	6.30	5/14/15	(886,500)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	485,411	CNH	6.20	3/5/15	(1,085,363)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	318,212	CNH	6.20	3/6/15	(714,027)

Total Currency Put Options Written (premiums received $8,141,129)							$(5,778,198)

Other Assets, Less Liabilities — 3.1%							$141,354,282

Net Assets — 100.0%							$4,625,377,910

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $683,343,578 or 14.8% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Defaulted security.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $383,421,310 or 8.3% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(9)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2014.

(10)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2014.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(12)	Non-income producing.

(13)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $138,863.

Securities Sold Short — (1.2)%

Foreign Government Bonds — (1.2)%

Security	Principal Amount (000’s omitted)		Value
Ghana — (0.4)%
Republic of Ghana, 7.875%, 8/7/23	USD	(16,549)	$(16,104,163)

Total Ghana			$(16,104,163)

Qatar — (0.3)%
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(15,044)	$(15,247,094)

Total Qatar			$(15,247,094)

Spain — (0.5)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(23,410,266)

Total Spain			$(23,410,266)

Total Foreign Government Bonds (proceeds $51,427,519)			$(54,761,523)

Total Securities Sold Short (proceeds $51,427,519)			$(54,761,523)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $48,442,804 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/5/14	Swiss Franc 5,112,390	United States Dollar 5,736,872	Deutsche Bank	$111,133	$—	$111,133
8/5/14	Swiss Franc 129,321,903	United States Dollar 146,896,614	Goldman Sachs International	4,589,155	—	4,589,155
8/5/14	Swiss Franc 5,799,804	United States Dollar 6,510,781	Goldman Sachs International	128,604	—	128,604
8/5/14	Swiss Franc 3,763,000	United States Dollar 4,224,345	Goldman Sachs International	83,492	—	83,492

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/5/14	Swiss Franc 44,981,000	United States Dollar 49,467,722	Goldman Sachs International	$—	$(29,939)	$(29,939)
8/5/14	Swiss Franc 4,420,134	United States Dollar 4,960,724	JPMorgan Chase Bank	96,753	—	96,753
8/5/14	Swiss Franc 12,328,315	United States Dollar 13,842,474	Standard Chartered Bank	276,240	—	276,240
8/5/14	Swiss Franc 11,163,928	United States Dollar 12,523,869	Standard Chartered Bank	238,942	—	238,942
8/5/14	United States Dollar 142,221,382	Swiss Franc 129,321,903	Goldman Sachs International	86,076	—	86,076
8/5/14	United States Dollar 46,840,707	Swiss Franc 42,587,571	Goldman Sachs International	23,195	—	23,195
8/5/14	United States Dollar 50,586,489	Swiss Franc 44,981,000	Goldman Sachs International	—	(1,088,827)	(1,088,827)
8/6/14	Euro 35,446,000	United States Dollar 49,170,762	Goldman Sachs International	1,706,492	—	1,706,492
8/6/14	Philippine Peso 250,000,000	United States Dollar 5,732,893	Bank of America	—	(12,459)	(12,459)
8/6/14	Philippine Peso 257,679,000	United States Dollar 5,908,985	Citibank NA	—	(12,841)	(12,841)
8/6/14	Philippine Peso 250,000,000	United States Dollar 5,732,893	Goldman Sachs International	—	(12,459)	(12,459)
8/6/14	Philippine Peso 281,840,000	United States Dollar 6,463,034	Standard Chartered Bank	—	(14,045)	(14,045)
8/6/14	United States Dollar 8,365,790	Euro 6,009,000	Goldman Sachs International	—	(319,387)	(319,387)
8/6/14	United States Dollar 39,880,835	Euro 29,437,000	Goldman Sachs International	—	(462,968)	(462,968)
8/7/14	Japanese Yen 904,932,000	United States Dollar 8,854,867	Goldman Sachs International	57,439	—	57,439
8/8/14	New Turkish Lira 24,521,270	United States Dollar 11,453,185	Standard Chartered Bank	27,024	—	27,024
8/8/14	New Turkish Lira 36,330,000	United States Dollar 16,912,620	Standard Chartered Bank	—	(16,047)	(16,047)
8/8/14	Thai Baht 582,090,000	United States Dollar 17,871,968	Goldman Sachs International	—	(252,625)	(252,625)
8/8/14	United States Dollar 4,978,525	Thai Baht 158,342,000	Goldman Sachs International	—	(48,215)	(48,215)
8/12/14	United States Dollar 2,496,461	Indian Rupee 152,200,000	Deutsche Bank	11,542	—	11,542
8/12/14	United States Dollar 2,869,750	Indian Rupee 174,915,000	Goldman Sachs International	12,559	—	12,559
8/13/14	Euro 157,217,399	United States Dollar 216,605,485	Standard Chartered Bank	6,077,565	—	6,077,565
8/13/14	Euro 18,965,000	United States Dollar 25,658,678	Standard Chartered Bank	262,875	—	262,875
8/13/14	United States Dollar 3,927,319	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(105,921)	(105,921)
8/15/14	Euro 2,998,000	British Pound Sterling 2,447,402	Goldman Sachs International	116,972	—	116,972
8/15/14	Euro 17,232,000	British Pound Sterling 13,934,312	JPMorgan Chase Bank	447,906	—	447,906
8/15/14	Euro 31,589,000	British Pound Sterling 25,786,663	Morgan Stanley & Co. International PLC	1,231,051	—	1,231,051

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/18/14	Euro 15,031,898	Polish Zloty 62,500,752	BNP Paribas	$—	$(116,824)	$(116,824)
8/18/14	Euro 13,754,441	Polish Zloty 57,189,248	Citibank NA	—	(106,896)	(106,896)
8/18/14	Japanese Yen 4,971,273,782	United States Dollar 48,847,406	Goldman Sachs International	515,407	—	515,407
8/18/14	Thai Baht 1,042,350,000	United States Dollar 31,817,766	Goldman Sachs International	—	(622,754)	(622,754)
8/18/14	United States Dollar 20,570,259	Japanese Yen 2,095,842,000	Goldman Sachs International	—	(193,946)	(193,946)
8/20/14	Euro 9,091,193	United States Dollar 12,459,989	JPMorgan Chase Bank	285,815	—	285,815
8/20/14	Indonesian Rupiah 23,698,153,000	United States Dollar 1,997,316	Deutsche Bank	—	(21,127)	(21,127)
8/20/14	United States Dollar 3,819,629	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(23,035)	(23,035)
8/20/14	United States Dollar 3,054,348	Indonesian Rupiah 35,567,887,000	JPMorgan Chase Bank	—	(24,924)	(24,924)
8/20/14	United States Dollar 9,409,113	Indonesian Rupiah 109,098,662,264	Standard Chartered Bank	—	(116,850)	(116,850)
8/21/14	Euro 747,150	United States Dollar 1,014,062	Bank of America	13,537	—	13,537
8/21/14	Euro 373,580	United States Dollar 507,861	Bank of America	7,592	—	7,592
8/21/14	Euro 337,908	United States Dollar 456,700	Bank of America	4,200	—	4,200
8/22/14	Thai Baht 684,035,000	United States Dollar 20,829,324	Standard Chartered Bank	—	(455,547)	(455,547)
8/25/14	Euro 15,554,158	United States Dollar 21,205,528	Bank of America	376,360	—	376,360
8/25/14	Euro 1,832,579	United States Dollar 2,498,236	Goldman Sachs International	44,159	—	44,159
8/26/14	Euro 6,347,607	United States Dollar 8,668,717	Bank of America	168,367	—	168,367
8/26/14	Euro 6,910,246	United States Dollar 9,444,786	Goldman Sachs International	190,982	—	190,982
8/27/14	Argentine Peso 26,342,000	United States Dollar 3,010,514	Bank of America	—	(101,260)	(101,260)
8/27/14	Argentine Peso 22,308,000	United States Dollar 2,509,336	Bank of America	—	(125,903)	(125,903)
8/27/14	Euro 17,375,000	United States Dollar 23,538,955	Goldman Sachs International	271,282	—	271,282
8/27/14	Euro 16,619,460	United States Dollar 22,796,581	JPMorgan Chase Bank	540,687	—	540,687
8/27/14	Euro 13,602,179	United States Dollar 18,514,021	JPMorgan Chase Bank	298,709	—	298,709
8/27/14	Euro 3,649,721	United States Dollar 4,967,686	JPMorgan Chase Bank	80,175	—	80,175
8/27/14	Euro 966,718	United States Dollar 1,326,028	JPMorgan Chase Bank	31,451	—	31,451
8/27/14	Ghanaian Cedi 1,812,000	United States Dollar 646,681	Standard Chartered Bank	131,643	—	131,643
8/27/14	United States Dollar 5,148,148	Argentine Peso 48,650,000	Bank of America	598,866	—	598,866
8/28/14	United States Dollar 1,334,626	Indian Rupee 79,840,000	BNP Paribas	—	(26,035)	(26,035)
8/28/14	United States Dollar 1,382,267	Indian Rupee 82,690,000	JPMorgan Chase Bank	—	(26,964)	(26,964)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/28/14	United States Dollar 1,466,445	Indian Rupee 87,733,000	Standard Chartered Bank	$—	$(28,486)	$(28,486)
8/29/14	Ghanaian Cedi 3,577,000	United States Dollar 1,252,890	Standard Bank	237,508	—	237,508
8/29/14	Ghanaian Cedi 3,612,000	United States Dollar 1,253,079	Standard Bank	227,762	—	227,762
9/3/14	Brazilian Real 116,205,000	United States Dollar 51,651,258	Standard Chartered Bank	880,791	—	880,791
9/3/14	Euro 29,324,802	United States Dollar 40,047,650	Bank of America	776,580	—	776,580
9/3/14	United States Dollar 9,845,936	Indian Rupee 594,793,000	Citibank NA	—	(116,699)	(116,699)
9/4/14	Euro 32,310,568	Singapore Dollar 55,306,000	Standard Chartered Bank	1,063,794	—	1,063,794
9/8/14	Argentine Peso 62,363,000	United States Dollar 6,936,930	Bank of America	—	(320,172)	(320,172)
9/8/14	South African Rand 492,684,425	United States Dollar 45,414,981	Goldman Sachs International	—	(268,665)	(268,665)
9/8/14	United States Dollar 6,578,376	Argentine Peso 62,363,000	Bank of America	678,727	—	678,727
9/9/14	Zambian Kwacha 14,139,000	United States Dollar 2,363,986	Standard Bank	105,934	—	105,934
9/9/14	Zambian Kwacha 9,054,000	United States Dollar 1,514,047	Standard Chartered Bank	68,089	—	68,089
9/10/14	Euro 93,509,924	United States Dollar 127,483,014	Deutsche Bank	2,253,923	—	2,253,923
9/10/14	Euro 4,244,000	United States Dollar 5,744,339	Deutsche Bank	60,747	—	60,747
9/16/14	United States Dollar 11,585,516	Indian Rupee 701,503,000	Standard Chartered Bank	—	(135,677)	(135,677)
9/16/14	United States Dollar 11,366,472	Indian Rupee 680,397,000	Standard Chartered Bank	—	(261,122)	(261,122)
9/16/14	United States Dollar 1,120,403	Zambian Kwacha 7,342,000	Barclays Bank PLC	47,201	—	47,201
9/17/14	Euro 21,293,808	United States Dollar 28,995,033	Bank of America	477,576	—	477,576
9/17/14	Euro 3,761,079	United States Dollar 5,119,073	Goldman Sachs International	82,097	—	82,097
9/17/14	Japanese Yen 14,989,110,000	United States Dollar 146,952,059	Bank of America	1,197,049	—	1,197,049
9/17/14	United States Dollar 43,739,433	Japanese Yen 4,465,140,000	Bank of America	—	(320,142)	(320,142)
9/22/14	United States Dollar 13,692,961	Indian Rupee 838,420,000	BNP Paribas	—	(20,933)	(20,933)
9/22/14	United States Dollar 10,641,258	Indian Rupee 651,245,000	Standard Chartered Bank	—	(21,474)	(21,474)
9/23/14	United States Dollar 1,098,039	Zambian Kwacha 7,000,000	Barclays Bank PLC	10,505	—	10,505
9/23/14	Zambian Kwacha 17,465,000	United States Dollar 2,935,294	Barclays Bank PLC	169,477	—	169,477
9/23/14	Zambian Kwacha 20,958,000	United States Dollar 3,444,207	Barclays Bank PLC	125,226	—	125,226
9/23/14	Zambian Kwacha 15,335,000	United States Dollar 2,518,062	Barclays Bank PLC	89,559	—	89,559
9/24/14	Euro 3,031,000	United States Dollar 4,101,125	Standard Chartered Bank	41,805	—	41,805

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/24/14	Euro 870,000	United States Dollar 1,178,563	Standard Chartered Bank	$13,400	$—	$13,400
9/24/14	Kenyan Shilling 283,707,000	United States Dollar 3,190,049	Standard Bank	—	(10,924)	(10,924)
9/25/14	Euro 24,343,000	United States Dollar 33,094,309	Deutsche Bank	492,409	—	492,409
9/25/14	Euro 16,284,000	United States Dollar 22,127,839	Goldman Sachs International	319,133	—	319,133
9/25/14	Kenyan Shilling 246,560,000	United States Dollar 2,769,606	Standard Bank	—	(11,612)	(11,612)
9/25/14	Thai Baht 213,132,000	United States Dollar 6,539,296	Citibank NA	—	(82,093)	(82,093)
9/25/14	Thai Baht 247,904,000	United States Dollar 7,606,751	Goldman Sachs International	—	(94,903)	(94,903)
9/25/14	United States Dollar 6,539,797	Thai Baht 213,132,000	Citibank NA	81,591	—	81,591
9/25/14	United States Dollar 7,611,422	Thai Baht 247,904,000	Goldman Sachs International	90,232	—	90,232
9/29/14	United States Dollar 24,184,271	Peruvian New Sol 68,482,599	BNP Paribas	106,665	—	106,665
9/29/14	United States Dollar 23,066,596	Peruvian New Sol 65,255,401	Morgan Stanley & Co. International PLC	79,644	—	79,644
9/30/14	United States Dollar 2,925,610	Azerbaijani Manat 2,399,000	Standard Bank	126,553	—	126,553
10/1/14	Euro 7,744,000	United States Dollar 10,479,955	Goldman Sachs International	108,429	—	108,429
10/1/14	United States Dollar 544,023	New Turkish Lira 1,171,000	BNP Paribas	—	(4,615)	(4,615)
10/1/14	United States Dollar 3,962,417	New Turkish Lira 8,972,100	Citibank NA	170,478	—	170,478
10/1/14	United States Dollar 6,187,645	New Turkish Lira 14,010,500	Credit Suisse International	266,129	—	266,129
10/1/14	United States Dollar 4,362,669	New Turkish Lira 9,884,500	Credit Suisse International	190,511	—	190,511
10/1/14	United States Dollar 35,734,855	New Turkish Lira 80,608,900	HSBC Bank USA	1,396,703	—	1,396,703
10/2/14	Kenyan Shilling 77,600,000	United States Dollar 865,106	Citibank NA	—	(8,826)	(8,826)
10/7/14	Thai Baht 348,439,000	United States Dollar 10,688,313	Goldman Sachs International	—	(130,631)	(130,631)
10/7/14	United States Dollar 9,187,259	Indian Rupee 555,944,000	Deutsche Bank	—	(142,219)	(142,219)
10/7/14	United States Dollar 9,569,444	Indian Rupee 579,071,000	Goldman Sachs International	—	(148,136)	(148,136)
10/8/14	South African Rand 492,684,213	United States Dollar 45,154,817	Standard Chartered Bank	—	(300,556)	(300,556)
10/9/14	United States Dollar 5,890,798	Azerbaijani Manat 4,801,000	VTB Capital PLC	191,807	—	191,807
10/9/14	United States Dollar 5,825,660	Azerbaijani Manat 4,745,000	VTB Capital PLC	185,996	—	185,996
10/10/14	Australian Dollar 61,611,869	United States Dollar 57,531,315	Australia and New Zealand Banking Group Limited	536,206	—	536,206
10/10/14	Australian Dollar 26,374,131	United States Dollar 24,637,790	Deutsche Bank	239,951	—	239,951

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/15/14	Australian Dollar 27,282,758	United States Dollar 25,402,976	Nomura International PLC	$173,356	$—	$173,356
10/15/14	Euro 55,229,000	United States Dollar 75,112,545	JPMorgan Chase Bank	1,140,488	—	1,140,488
10/15/14	United States Dollar 25,548,939	Australian Dollar 27,282,758	Morgan Stanley & Co. International PLC	—	(319,319)	(319,319)
10/16/14	Euro 58,714,735	Polish Zloty 244,541,000	BNP Paribas	—	(627,023)	(627,023)
10/16/14	Euro 54,876,301	Polish Zloty 228,579,000	JPMorgan Chase Bank	—	(578,154)	(578,154)
10/17/14	Russian Ruble 207,745,000	United States Dollar 5,515,598	Deutsche Bank	—	(185,817)	(185,817)
10/17/14	Russian Ruble 432,891,000	United States Dollar 11,484,043	HSBC Bank USA	—	(396,344)	(396,344)
10/17/14	Russian Ruble 503,195,000	United States Dollar 13,359,750	JPMorgan Chase Bank	—	(450,080)	(450,080)
10/17/14	Russian Ruble 680,319,000	United States Dollar 18,048,996	Morgan Stanley & Co. International PLC	—	(621,878)	(621,878)
10/17/14	United States Dollar 8,317,120	Kazakhstani Tenge 1,374,404,000	Citibank NA	—	(906,349)	(906,349)
10/20/14	Polish Zloty 47,734,000	United States Dollar 15,535,008	BNP Paribas	310,480	—	310,480
10/20/14	United States Dollar 6,639,915	Kazakhstani Tenge 1,096,250,000	Deutsche Bank	—	(732,079)	(732,079)
10/22/14	Euro 26,718,000	United States Dollar 36,417,436	Australia and New Zealand Banking Group Limited	631,120	—	631,120
10/22/14	United States Dollar 6,167,270	Indonesian Rupiah 73,261,004,000	Bank of America	—	(66,762)	(66,762)
10/22/14	United States Dollar 249,522	Indonesian Rupiah 2,950,596,000	BNP Paribas	—	(3,823)	(3,823)
10/22/14	United States Dollar 6,374,225	Indonesian Rupiah 75,764,039,000	Deutsche Bank	—	(65,287)	(65,287)
10/23/14	United States Dollar 4,282,246	Kazakhstani Tenge 705,500,000	JPMorgan Chase Bank	—	(482,225)	(482,225)
10/24/14	Canadian Dollar 34,563,260	United States Dollar 32,161,473	Deutsche Bank	525,096	—	525,096
10/24/14	Canadian Dollar 82,173,819	United States Dollar 76,447,873	Nomura International PLC	1,232,690	—	1,232,690
10/24/14	United States Dollar 19,866,620	Euro 14,727,000	Goldman Sachs International	—	(140,989)	(140,989)
10/24/14	United States Dollar 26,778,158	Singapore Dollar 33,193,000	Deutsche Bank	—	(170,065)	(170,065)
10/27/14	United States Dollar 6,174,598	Kazakhstani Tenge 1,018,500,000	HSBC Bank USA	—	(692,542)	(692,542)
10/29/14	Euro 54,553,229	United States Dollar 73,776,150	Goldman Sachs International	704,987	—	704,987
10/31/14	Australian Dollar 34,586,000	United States Dollar 32,287,760	JPMorgan Chase Bank	339,982	—	339,982
10/31/14	New Zealand Dollar 131,940,604	United States Dollar 111,384,258	Australia and New Zealand Banking Group Limited	253,836	—	253,836
11/5/14	Euro 2,140,695	United States Dollar 2,895,354	Goldman Sachs International	27,924	—	27,924
11/5/14	Swiss Franc 42,587,571	United States Dollar 46,871,381	Goldman Sachs International	—	(24,516)	(24,516)
11/5/14	Swiss Franc 84,340,903	United States Dollar 92,824,608	Goldman Sachs International	—	(48,552)	(48,552)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
11/5/14	United States Dollar 7,601,216	Kazakhstani Tenge 1,250,400,000	Citibank NA	$—	$(881,590)	$(881,590)
11/12/14	United States Dollar 7,411,298	Kazakhstani Tenge 1,213,600,000	Deutsche Bank	—	(897,225)	(897,225)
11/12/14	United States Dollar 20,011,628	Kazakhstani Tenge 3,269,900,000	Deutsche Bank	—	(2,460,239)	(2,460,239)
11/21/14	United States Dollar 4,153,846	Kazakhstani Tenge 675,000,000	JPMorgan Chase Bank	—	(536,298)	(536,298)
11/21/14	United States Dollar 6,279,213	Kazakhstani Tenge 1,021,000,000	VTB Capital PLC	—	(807,337)	(807,337)
12/3/14	United States Dollar 2,909,639	Kazakhstani Tenge 479,072,000	Deutsche Bank	—	(347,373)	(347,373)
12/3/14	United States Dollar 18,933,728	Kazakhstani Tenge 3,117,438,272	Deutsche Bank	—	(2,260,439)	(2,260,439)
12/9/14	Ghanaian Cedi 10,250,001	United States Dollar 3,424,315	Standard Bank	727,465	—	727,465
12/12/14	Ghanaian Cedi 5,200,001	United States Dollar 1,734,779	Standard Bank	369,464	—	369,464
12/19/14	Ghanaian Cedi 5,200,001	United States Dollar 1,729,011	Standard Bank	370,284	—	370,284
12/19/14	Thai Baht 213,132,000	United States Dollar 6,513,814	Citibank NA	—	(83,296)	(83,296)
12/19/14	Thai Baht 247,904,000	United States Dollar 7,580,003	Goldman Sachs International	—	(93,410)	(93,410)
12/22/14	United States Dollar 31,790,563	Kazakhstani Tenge 5,221,600,000	VTB Capital PLC	—	(3,953,326)	(3,953,326)
12/30/14	United States Dollar 5,580,365	Uruguyan Peso 131,585,000	Citibank NA	—	(130,267)	(130,267)
1/2/15	Euro 8,650,195	United States Dollar 11,771,185	Goldman Sachs International	181,536	—	181,536
1/2/15	Euro 3,000,000	United States Dollar 4,117,650	Goldman Sachs International	98,209	—	98,209
1/12/15	United States Dollar 3,318,143	Ugandan Shilling 9,075,120,000	Citibank NA	22,164	—	22,164
1/12/15	United States Dollar 2,345,786	Ugandan Shilling 6,403,995,000	Standard Chartered Bank	11,352	—	11,352
1/20/15	United States Dollar 5,469,861	Ugandan Shilling 14,899,900,000	Barclays Bank PLC	3,796	—	3,796
1/23/15	United States Dollar 2,554,939	Ugandan Shilling 6,906,000,000	Citibank NA	—	(19,774)	(19,774)
1/29/15	United States Dollar 3,243,553	Ugandan Shilling 8,725,157,000	Barclays Bank PLC	—	(45,212)	(45,212)
2/5/15	United States Dollar 2,770,572	Kazakhstani Tenge 459,915,000	Deutsche Bank	—	(337,239)	(337,239)
2/6/15	United States Dollar 5,080,645	Uruguayan Peso 126,000,000	Citibank NA	74,166	—	74,166
2/13/15	United States Dollar 5,070,423	Uruguayan Peso 126,000,000	Citibank NA	73,022	—	73,022
2/20/15	Argentine Peso 23,000,000	United States Dollar 2,207,294	Bank of America	—	(65,523)	(65,523)
2/20/15	Argentine Peso 45,000,000	United States Dollar 4,347,826	Citibank NA	—	(98,988)	(98,988)
2/20/15	United States Dollar 1,982,759	Argentine Peso 23,000,000	Bank of America	290,058	—	290,058
2/20/15	United States Dollar 3,879,310	Argentine Peso 45,000,000	Citibank NA	567,504	—	567,504
2/23/15	Argentine Peso 10,260,000	United States Dollar 983,230	Citibank NA	—	(28,454)	(28,454)
2/23/15	Argentine Peso 24,000,000	United States Dollar 2,314,368	Citibank NA	—	(52,142)	(52,142)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/23/15	Argentine Peso 28,590,000	United States Dollar 2,755,928	Citibank NA	$—	$(63,177)	$(63,177)
2/23/15	United States Dollar 5,418,103	Argentine Peso 62,850,000	Citibank NA	779,196	—	779,196
2/24/15	Argentine Peso 21,210,000	United States Dollar 2,031,026	Citibank NA	—	(58,873)	(58,873)
2/24/15	Argentine Peso 33,790,000	United States Dollar 3,231,019	Citibank NA	—	(98,433)	(98,433)
2/24/15	United States Dollar 4,741,379	Argentine Peso 55,000,000	Citibank NA	677,971	—	677,971
2/25/15	Argentine Peso 20,856,000	United States Dollar 1,993,881	Bank of America	—	(59,659)	(59,659)
2/25/15	Argentine Peso 33,660,000	United States Dollar 3,216,128	Citibank NA	—	(98,129)	(98,129)
2/25/15	Argentine Peso 44,660,000	United States Dollar 4,280,238	Citibank NA	—	(117,111)	(117,111)
2/25/15	Argentine Peso 60,680,000	United States Dollar 5,843,606	Citibank NA	—	(131,117)	(131,117)
2/25/15	United States Dollar 1,805,714	Argentine Peso 20,856,000	Bank of America	247,826	—	247,826
2/25/15	United States Dollar 12,034,632	Argentine Peso 139,000,000	Citibank NA	1,651,696	—	1,651,696
2/27/15	United States Dollar 3,376,414	Uruguayan Peso 83,600,000	Citibank NA	21,237	—	21,237
3/13/15	Euro 6,037,712	Serbian Dinar 765,280,000	Citibank NA	327,470	—	327,470
3/23/15	Euro 7,932,685	Romanian Leu 36,522,082	Bank of America	294,231	—	294,231
3/23/15	Euro 7,929,105	Romanian Leu 36,251,868	Bank of America	218,185	—	218,185
3/23/15	Euro 19,268,356	Romanian Leu 88,451,387	Citibank NA	636,856	—	636,856
3/23/15	Euro 9,490,976	Romanian Leu 43,382,304	Citibank NA	258,039	—	258,039
3/23/15	Euro 5,218,249	Romanian Leu 24,037,865	JPMorgan Chase Bank	197,453	—	197,453
3/23/15	Euro 11,219,478	Romanian Leu 51,637,648	Standard Chartered Bank	411,106	—	411,106
3/23/15	Euro 3,525,207	Romanian Leu 16,164,836	Standard Chartered Bank	111,241	—	111,241
3/23/15	Romanian Leu 21,354,000	Euro 4,662,445	JPMorgan Chase Bank	—	(139,456)	(139,456)
3/31/15	Euro 22,560,509	Romanian Leu 103,259,451	Bank of America	640,415	—	640,415
3/31/15	Euro 21,128,961	Romanian Leu 96,758,597	Citibank NA	615,134	—	615,134
3/31/15	United States Dollar 3,394,716	Uruguayan Peso 84,800,000	Citibank NA	17,460	—	17,460
3/31/15	United States Dollar 5,580,306	Uruguyan Peso 135,155,000	Citibank NA	—	(141,949)	(141,949)
4/30/15	United States Dollar 6,082,149	Uruguayan Peso 154,000,000	Citibank NA	57,301	—	57,301
5/21/15	United States Dollar 18,144,666	New Turkish Lira 41,677,027	Bank of America	159,372	—	159,372
5/21/15	United States Dollar 11,947,570	New Turkish Lira 27,420,869	Morgan Stanley & Co. International PLC	95,338	—	95,338

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/2/15	Philippine Peso 800,000,000	United States Dollar 18,136,066	Bank of America	$—	$(99,087)	$(99,087)
6/2/15	Philippine Peso 1,625,246,000	United States Dollar 36,827,763	Goldman Sachs International	—	(217,999)	(217,999)
6/2/15	Philippine Peso 700,000,000	United States Dollar 15,861,866	JPMorgan Chase Bank	—	(93,893)	(93,893)
6/11/15	United States Dollar 1,148,292	Zambian Kwacha 8,572,000	Standard Chartered Bank	49,164	—	49,164
6/12/15	United States Dollar 712,235	Zambian Kwacha 5,210,000	Citibank NA	15,238	—	15,238
6/12/15	United States Dollar 472,028	Zambian Kwacha 3,363,200	Citibank NA	—	(2,424)	(2,424)
6/12/15	United States Dollar 1,153,206	Zambian Kwacha 8,110,500	Citibank NA	—	(20,736)	(20,736)
6/17/15	United States Dollar 1,139,782	Zambian Kwacha 8,395,000	Standard Chartered Bank	29,746	—	29,746
6/18/15	United States Dollar 1,563,215	Zambian Kwacha 11,438,000	Standard Chartered Bank	29,516	—	29,516
6/18/15	United States Dollar 666,557	Zambian Kwacha 4,860,000	Standard Chartered Bank	10,194	—	10,194
6/25/15	United States Dollar 2,218,608	Zambian Kwacha 15,774,300	Barclays Bank PLC	—	(29,020)	(29,020)

				$48,014,798	$(27,746,682)	$20,268,116

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
12/14	274 Gold	Short	$(35,591,230)	$(35,148,720)	$442,510
12/14	210 LME Copper	Long	34,103,423	37,330,126	3,226,703
12/14	210 LME Copper	Short	(38,457,021)	(37,330,125)	1,126,896
Equity Futures
8/14	3,205 SGX CNX Nifty Index	Long	50,138,643	49,351,347	(787,296)
9/14	420 TOPIX Index	Long	50,425,315	52,202,818	1,777,503
Foreign Currency Futures
9/14	5 BMF U.S. Dollar	Long	247,553	251,952	4,399
Interest Rate Futures
9/14	1,061 Euro-Bobl	Short	(181,861,657)	(182,379,398)	(517,741)
9/14	566 Euro-Bund	Short	(110,365,748)	(112,161,977)	(1,796,229)
9/14	41 Euro-Schatz	Short	(6,071,782)	(6,075,351)	(3,569)
9/14	855 IMM 10-Year Interest Rate Swap	Long	81,909,513	81,630,869	(278,644)
9/14	234 Japan 10-Year Bond	Short	(330,030,234)	(331,942,643)	(1,912,409)
9/14	345 U.K. Gilt	Short	(64,245,702)	(64,467,038)	(221,336)
9/14	517 U.S. 2-Year Deliverable Interest Rate Swap	Short	(51,954,461)	(51,885,797)	68,664
9/14	809 U.S. 5-Year Deliverable Interest Rate Swap	Short	(82,072,645)	(82,037,656)	34,989
9/14	2,662 U.S. 5-Year Treasury Note	Short	(318,340,533)	(316,341,267)	1,999,266
9/14	1,573 U.S. 10-Year Deliverable Interest Rate Swap	Short	(163,769,666)	(164,624,281)	(854,615)
9/14	3,331 U.S. 10-Year Treasury Note	Short	(416,289,606)	(415,073,828)	1,215,778
9/14	241 U.S. Long Treasury Bond	Short	(32,823,293)	(33,114,907)	(291,614)
3/16	3,812 CME 90-Day Eurodollar	Short	(940,277,450)	(939,896,250)	381,200

					$3,614,455

BMF	-	Brazilian Mercantile and Futures Exchange.

CME	-	Chicago Mercantile Exchange.

LME	-	London Metal Exchange.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

U.K. Gilt: Gilt issues having a maturity of 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	GBP	33,739	Receives	6-month GBP LIBOR	2.00%	2/20/19	$(121,358)
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(2,191,286)
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(2,605,681)
LCH.Clearnet	HUF	13,713,000	Receives	6-month HUF BUBOR	3.78	11/15/18	(2,443,037)
LCH.Clearnet	NZD	235,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	648,007
LCH.Clearnet	NZD	64,000	Pays	3-month NZD Bank Bill	4.74	10/10/16	187,950
LCH.Clearnet	NZD	244,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	762,783
LCH.Clearnet	NZD	131,000	Pays	3-month NZD Bank Bill	4.74	10/12/16	386,046

							$(5,376,576)

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(374,319)
Bank of America	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	867,022
Bank of America	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	218,632
Bank of America	MYR	123,219	Pays	3-month MYR KLIBOR	3.51	1/15/16	(131,191)
Bank of America	MYR	30,160	Receives	3-month MYR KLIBOR	4.58	1/15/24	(122,463)
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	492,752
Bank of America	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(207,859)
Bank of America	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	267,685
Bank of America	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(227,387)
Bank of America	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(1,493,989)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,671,374
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	714,949
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,863,856
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	3,185,565
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(2,546,469)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	1,042,533
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,670,950
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(1,122,224)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	294,370
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(204,073)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83%	11/14/17	$1,405,946
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	40,131
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(34,280)
Citibank NA	MYR	120,126	Pays	3-month MYR KLIBOR	3.51	1/15/16	(130,654)
Citibank NA	MYR	82,320	Pays	3-month MYR KLIBOR	3.60	2/25/16	(51,579)
Citibank NA	MYR	29,137	Receives	3-month MYR KLIBOR	4.58	1/15/24	(118,309)
Citibank NA	MYR	19,892	Receives	3-month MYR KLIBOR	4.57	2/25/24	(85,870)
Citibank NA	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	432,510
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	1,039,653
Citibank NA	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	233,763
Citibank NA	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	744,334
Citibank NA	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	697,965
Citibank NA	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	777,927
Citibank NA	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(499,045)
Citibank NA	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	558,681
Citibank NA	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	458,312
Citibank NA	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	1,375,071
Citibank NA	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(1,172,410)
Credit Suisse International	HUF	589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	218,044
Credit Suisse International	HUF	829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	296,331
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(962,565)
Credit Suisse International	HUF	680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	251,199
Credit Suisse International	PLN	33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	878,545
Deutsche Bank	CLP	4,209,192	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(286,754)
Deutsche Bank	CLP	12,138,861	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(794,638)
Deutsche Bank	MYR	124,694	Pays	3-month MYR KLIBOR	3.48	1/13/16	(151,813)
Deutsche Bank	MYR	165,451	Pays	3-month MYR KLIBOR	3.60	2/26/16	(104,306)
Deutsche Bank	MYR	30,518	Receives	3-month MYR KLIBOR	4.54	1/13/24	(94,502)
Deutsche Bank	MYR	40,095	Receives	3-month MYR KLIBOR	4.56	2/26/24	(167,539)
Deutsche Bank	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	350,626
Deutsche Bank	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(304,557)
Goldman Sachs International	MYR	118,649	Pays	3-month MYR KLIBOR	3.47	1/13/16	(149,872)
Goldman Sachs International	MYR	28,780	Receives	3-month MYR KLIBOR	4.53	1/13/24	(82,060)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	522,164
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	688,246
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(1,539,117)
JPMorgan Chase Bank	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	701,637
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,825,934)
JPMorgan Chase Bank	MYR	79,910	Pays	3-month MYR KLIBOR	3.60	2/25/16	(50,069)
JPMorgan Chase Bank	MYR	159,007	Pays	3-month MYR KLIBOR	3.60	2/26/16	(100,243)
JPMorgan Chase Bank	MYR	19,640	Receives	3-month MYR KLIBOR	4.56	2/25/24	(81,077)
JPMorgan Chase Bank	MYR	38,970	Receives	3-month MYR KLIBOR	4.57	2/26/24	(165,296)
JPMorgan Chase Bank	NZD	178,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	446,828
JPMorgan Chase Bank	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	(533,336)
JPMorgan Chase Bank	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	662,967

							$9,154,769

CLP	-	Chilean Peso

HUF	-	Hungarian Forint

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$6,620	1.00	%(1)	9/20/18	1.14%	$(28,621)	$203,543	$174,922
Romania	Goldman Sachs International	6,470	1.00	(1)	9/20/18	1.14	(27,972)	198,628	170,656
Russia	Barclays Bank PLC	8,230	1.00	(1)	3/20/19	2.30	(449,229)	463,422	14,193
Russia	BNP Paribas	19,670	1.00	(1)	3/20/19	2.30	(1,073,674)	1,067,700	(5,974)
Russia	Deutsche Bank	32,960	1.00	(1)	3/20/19	2.30	(1,799,099)	1,802,477	3,378
Russia	Goldman Sachs International	16,380	1.00	(1)	3/20/19	2.30	(894,091)	889,117	(4,974)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	0.60	31,737	20,712	52,449
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	0.74	80,357	37,990	118,347
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	0.74	24,405	12,093	36,498
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.32	(171,127)	409,482	238,355
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	1.32	(179,125)	223,502	44,377
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	1.32	(138,449)	153,982	15,533
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	1.32	(251,788)	236,538	(15,250)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.55	51,817	77,902	129,719
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.60	68,312	100,916	169,228
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.74	56,803	31,517	88,320
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.74	34,716	19,100	53,816
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.25	(24,049)	78,032	53,983
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.32	(98,033)	181,957	83,924
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.32	(78,082)	135,150	57,068
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.32	(163,387)	314,277	150,890
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.32	(79,114)	176,088	96,974
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.32	(144,727)	235,530	90,803
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	0.55	25,909	25,929	51,838
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.25	(27,657)	88,520	60,863
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.55	51,817	76,345	128,162
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.55	25,908	26,326	52,234
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.74	80,357	44,649	125,006
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.74	49,425	61,040	110,465
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.74	36,607	22,141	58,748
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.32	(85,993)	222,948	136,955
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	0.60	71,158	67,797	138,955
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	0.60	31,309	30,696	62,005
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	0.60	31,736	21,881	53,617
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	0.60	8,254	7,247	15,501
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	0.74	61,510	34,128	95,638
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.32	(145,672)	387,174	241,502
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.32	(130,710)	312,770	182,060
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.32	(79,114)	146,842	67,728
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.74	81,989	47,749	129,738

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Goldman Sachs International	$8,020	1.00	%(1)	12/20/15	0.74%	$37,932	$22,942	$60,874
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.32	(91,926)	232,115	140,189
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.40	(97,622)	128,865	31,243
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.32	(79,114)	202,423	123,309
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.32	(78,649)	145,980	67,331
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	1.40	(88,836)	121,874	33,038
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.55	25,908	39,340	65,248
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.55	25,909	25,532	51,441
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.32	(79,114)	170,787	91,673
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.25	(26,455)	83,507	57,052
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.32	(79,114)	168,134	89,020
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.32	(76,534)	109,094	32,560
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.32	(34,398)	38,345	3,947
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.40	(86,013)	115,771	29,758
Turkey	Bank of America	94,932	1.00	(1)	12/20/17	1.38	(1,093,271)	1,527,167	433,896
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	1.38	(230,326)	321,738	91,412

Total		$701,588					$(7,217,210)	$12,147,451	$4,930,241

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$7,450	1.00	%(1)	12/20/20	$346,778	$(165,968)	$180,810
Brazil	Bank of America	5,080	1.00	(1)	12/20/20	236,461	(120,942)	115,519
Brazil	Bank of America	4,575	1.00	(1)	12/20/20	212,954	(106,539)	106,415
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	167,570	(73,307)	94,263
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(77,847)	—	(77,847)
Brazil	Barclays Bank PLC	13,860	1.00	(1)	12/20/20	645,146	(337,668)	307,478
Brazil	Goldman Sachs International	5,100	1.00	(1)	3/20/24	443,548	(578,503)	(134,955)
Brazil	Morgan Stanley & Co. International PLC	6,920	1.00	(1)	3/20/24	601,834	(785,748)	(183,914)
Bulgaria	Barclays Bank PLC	9,861	1.00	(1)	12/20/18	59,514	(102,506)	(42,992)
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	7,086	(20,444)	(13,358)
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	15,306	(41,381)	(26,075)
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	22,027	(51,927)	(29,900)
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	28,004	(42,321)	(14,317)
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	21,528	(45,639)	(24,111)
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	27,159	(46,606)	(19,447)
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	54,318	(91,408)	(37,090)
China	Bank of America	22,200	1.00	(1)	3/20/17	(401,968)	(349,380)	(751,348)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(677,425)	(535,821)	(1,213,246)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(247,247)	(185,858)	(433,105)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(289,146)	(217,354)	(506,500)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Barclays Bank PLC	$20,000	1.00	%(1)	6/20/17	$(279,234)	$(379,123)	$(658,357)
Colombia	Deutsche Bank	6,634	1.00	(1)	6/20/22	123,786	(347,991)	(224,205)
Colombia	Deutsche Bank	14,170	1.00	(1)	6/20/22	264,402	(841,731)	(577,329)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	(98,988)	(134,399)	(233,387)
Colombia	Goldman Sachs International	3,390	1.00	(1)	9/20/21	43,956	(106,764)	(62,808)
Colombia	Goldman Sachs International	5,380	1.00	(1)	6/20/22	100,387	(335,736)	(235,349)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	(205,655)	(283,120)	(488,775)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	66,453	(91,269)	(24,816)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	367,551	(524,258)	(156,707)
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	49,840	(67,633)	(17,793)
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	166,132	(230,661)	(64,529)
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	117,508	(148,141)	(30,633)
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	155,019	(195,393)	(40,374)
Croatia	Citibank NA	4,287	1.00	(1)	3/20/18	164,091	(287,531)	(123,440)
Croatia	Citibank NA	2,670	1.00	(1)	6/20/18	115,727	(195,528)	(79,801)
Croatia	Citibank NA	13,270	1.00	(1)	6/20/18	575,166	(959,514)	(384,348)
Croatia	Deutsche Bank	410	1.00	(1)	12/20/17	13,623	(19,249)	(5,626)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	66,452	(90,416)	(23,964)
Croatia	HSBC Bank USA	6,508	1.00	(1)	3/20/18	249,102	(436,492)	(187,390)
Croatia	JPMorgan Chase Bank	2,967	1.00	(1)	6/20/18	128,599	(217,454)	(88,855)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	22,706	(54,307)	(31,601)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	46,018	(60,570)	(14,552)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	52,996	(74,590)	(21,594)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	83,066	(114,589)	(31,523)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	83,066	(116,807)	(33,741)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	117,968	(208,700)	(90,732)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	122,054	(215,405)	(93,351)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	273,497	(442,047)	(168,550)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	254,382	(459,600)	(205,218)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	191,382	(225,592)	(34,210)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	1,557,846	(1,967,557)	(409,711)
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	97,956	(76,750)	21,206
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	125,049	(97,978)	27,071
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	59,360	(56,898)	2,462
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	507,440	(296,992)	210,448
Egypt	Citibank NA	50	1.00	(1)	6/20/20	5,576	(3,428)	2,148

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Credit Suisse International	$11,000	1.00	%(1)	12/20/15	$214,086	$(192,246)	$21,840
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	93,657	(68,062)	25,595
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	6,970	(7,939)	(969)
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	113,934	(91,146)	22,788
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	58,009	(58,315)	(306)
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	55,565	(48,450)	7,115
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	568,779	(295,997)	272,782
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	513,017	(301,684)	211,333
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	507,440	(298,806)	208,634
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	134,775	(111,106)	23,669
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,378,024	(860,629)	517,395
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	(2,140)	(24,980)	(27,120)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	(449)	(44,588)	(45,037)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	(449)	(50,997)	(51,446)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	(615)	(59,895)	(60,510)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	39,471	(122,370)	(82,899)
Lebanon	Citibank NA	4,600	3.30		9/20/14	(70,101)	—	(70,101)
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	(2,192)	(25,574)	(27,766)
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	(2,294)	(26,226)	(28,520)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	(2,803)	(33,205)	(36,008)
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	(257)	(22,298)	(22,555)
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	19,106	(135,977)	(116,871)
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	47,765	(315,721)	(267,956)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	(422)	(41,338)	(41,760)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	(807)	(78,624)	(79,431)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	15,369	(115,786)	(100,417)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	15,922	(105,430)	(89,508)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	35,130	(104,896)	(69,766)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	39,472	(120,921)	(81,449)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	65,523	(196,085)	(130,562)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	179,280	(562,377)	(383,097)
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	(559)	(50,604)	(51,163)
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	7,606	(57,307)	(49,701)
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	7,762	(59,245)	(51,483)
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	21,336	(125,768)	(104,432)
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	24,354	(75,993)	(51,639)
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	39,472	(123,817)	(84,345)
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	54,392	(169,025)	(114,633)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	11,464	(75,910)	(64,446)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	1,396,807	(2,033,821)	(637,014)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(592,661)	374,089	(218,572)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(549,263)	320,658	(228,605)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	71,622	(120,650)	(49,028)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(760,724)	145,131	(615,593)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Mexico	Bank of America	$14,100	1.00	%(1)	6/20/22	$152,454	$(818,060)	$(665,606)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	42,168	(237,344)	(195,176)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	44,871	(217,602)	(172,731)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	74,606	(356,657)	(282,051)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	154,616	(768,137)	(613,521)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(102,725)	(46,713)	(149,438)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(61,412)	(33,593)	(95,005)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(88,886)	(51,406)	(140,292)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(88,886)	(55,783)	(144,669)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(65,575)	(38,967)	(104,542)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(88,886)	(49,897)	(138,783)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(104,934)	(59,780)	(164,714)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(110,457)	(61,649)	(172,106)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(67,257)	(42,702)	(109,959)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(88,886)	(50,511)	(139,397)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(79,529)	(34,721)	(114,250)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(88,886)	(49,897)	(138,783)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(48,601)	(25,908)	(74,509)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(110,457)	(67,993)	(178,450)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(110,456)	(71,993)	(182,449)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(88,887)	(54,233)	(143,120)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(110,456)	(66,941)	(177,397)
Qatar	Bank of America	1,710	1.00	(1)	6/20/19	(39,408)	42,098	2,690
Qatar	Bank of America	1,710	1.00	(1)	6/20/19	(39,408)	39,660	252
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(316,157)	190,143	(126,014)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(89,242)	54,368	(34,874)
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(143,495)	12,600	(130,895)
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(39,477)	29,806	(9,671)
Qatar	Citibank NA	6,450	1.00	(1)	6/20/19	(148,645)	146,896	(1,749)
Qatar	Deutsche Bank	1,713	1.00	(1)	6/20/19	(39,477)	28,093	(11,384)
Qatar	Deutsche Bank	3,920	1.00	(1)	6/20/19	(90,339)	64,287	(26,052)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(51,666)	36,443	(15,223)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(102,863)	61,075	(41,788)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	(30,916)	(11,871)	(42,787)
Qatar	JPMorgan Chase Bank	1,830	1.00	(1)	3/20/19	(42,977)	28,610	(14,367)
Qatar	JPMorgan Chase Bank	1,630	1.00	(1)	6/20/19	(37,564)	40,182	2,618
Qatar	JPMorgan Chase Bank	2,000	1.00	(1)	6/20/19	(46,092)	31,841	(14,251)
Qatar	JPMorgan Chase Bank	3,284	1.00	(1)	6/20/19	(75,682)	60,227	(15,455)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(32,409)	19,727	(12,682)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(81,257)	51,023	(30,234)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	(62,728)	33,430	(29,298)
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	(77,257)	(30,059)	(107,316)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	935,486	(1,074,503)	(139,017)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	502,449	(615,198)	(112,749)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	399,637	(300,399)	99,238
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	841,966	(975,060)	(133,094)
Russia	Deutsche Bank	4,750	1.00	(1)	9/20/17	137,956	(99,562)	38,394
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	284,625	(348,494)	(63,869)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Russia	Deutsche Bank	$41,153	1.00	%(1)	6/20/18	$1,695,640	$(573,792)	$1,121,848
Russia	Deutsche Bank	35,840	1.00	(1)	6/20/18	1,476,728	(493,626)	983,102
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	514,067	(386,539)	127,528
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	229,442	(174,739)	54,703
Russia	JPMorgan Chase Bank	16,870	1.00	(1)	6/20/18	695,100	(235,740)	459,360
Russia	JPMorgan Chase Bank	16,587	1.00	(1)	6/20/18	683,439	(225,811)	457,628
Russia	JPMorgan Chase Bank	8,550	1.00	(1)	6/20/18	352,289	(107,807)	244,482
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	266,617	(205,689)	60,928
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(1,126,863)	1,058,408	(68,455)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	282,847	(157,433)	125,414
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	319,332	(149,826)	169,506
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,040,134	(418,112)	622,022
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	315,897	(139,286)	176,611
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	2,585,463	(1,688,248)	897,215
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	1,839,316	(1,330,120)	509,196
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	1,421,651	(981,594)	440,057
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	1,757,197	(1,598,822)	158,375
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	282,847	(181,986)	100,861
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	245,367	(112,599)	132,768
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	245,366	(128,241)	117,125
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	245,367	(183,453)	61,914
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	532,164	(534,841)	(2,677)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	687,352	(575,907)	111,445
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	735,256	(294,461)	440,795
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	449,357	(190,744)	258,613
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	958,069	(748,465)	209,604
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	801,776	(671,812)	129,964
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,486,112	(1,174,154)	311,958
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	958,070	(769,011)	189,059
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	175,545	(128,414)	47,131
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	260,089	(186,278)	73,811
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	225,737	(166,868)	58,869
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	266,081	(194,518)	71,563
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	250,274	(125,952)	124,322
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	225,737	(138,207)	87,530
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	266,082	(196,714)	69,368
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	532,163	(522,072)	10,091
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,040,133	(444,541)	595,592
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	639,752	(353,144)	286,608
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	473,845	(212,816)	261,029
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	883,013	(834,255)	48,758
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	715,992	(436,346)	279,646
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	319,332	(148,472)	170,860
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	315,037	(177,900)	137,137
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	83,055	(46,945)	36,110
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	796,171	(332,303)	463,868

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank	$16,940	1.00	%(1)	9/20/22	$1,495,824	$(1,358,442)	$137,382
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,342,180	(1,213,685)	128,495
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,061,255	(451,888)	609,367
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	490,987	(212,454)	278,533
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	943,941	(830,776)	113,165
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	738,106	(653,493)	84,613
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	671,675	(571,075)	100,600
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	233,461	(178,084)	55,377
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	206,075	(188,654)	17,421
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	250,274	(123,737)	126,537
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	245,366	(125,651)	119,715
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	255,182	(180,588)	74,594
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	266,082	(190,118)	75,964
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	266,081	(269,543)	(3,462)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	785,882	(609,123)	176,759
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	353,206	(252,327)	100,879
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	650,329	(566,655)	83,674
Spain	Bank of America	15,000	1.00	(1)	6/20/20	(186,955)	(212,028)	(398,983)
Spain	Bank of America	7,500	1.00	(1)	9/20/20	(84,238)	(354,548)	(438,786)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(156,347)	(77,135)	(233,482)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(124,637)	(500,982)	(625,619)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(83,249)	(444,007)	(527,256)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(47,153)	(306,741)	(353,894)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(444,748)	(2,936,884)	(3,381,632)
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	(34,287)	(79,542)	(113,829)
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	(156,347)	(176,131)	(332,478)
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	(56,158)	(173,686)	(229,844)
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	(126,175)	(134,222)	(260,397)
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	(124,637)	(314,324)	(438,961)
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	(173,868)	(581,768)	(755,636)
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	(128,669)	(728,671)	(857,340)
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	(240,002)	(1,584,844)	(1,824,846)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(62,319)	(252,520)	(314,839)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(95,952)	(522,666)	(618,618)
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	(56,158)	(169,120)	(225,278)
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	(168,475)	(1,005,124)	(1,173,599)
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(44,931)	(6,379)	(51,310)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	16,937	—	16,937
Thailand	Citibank NA	7,700	0.86		12/20/14	(30,987)	—	(30,987)
Thailand	Citibank NA	3,700	0.95		9/20/19	12,057	—	12,057
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(56,163)	(11,149)	(67,312)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Deutsche Bank	$10,000	1.00	%(1)	3/20/15	$(70,096)	$(10,489)	$(80,585)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(52,794)	(6,984)	(59,778)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(101,094)	(13,386)	(114,480)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(112,326)	(14,874)	(127,200)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(15,893)	—	(15,893)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(56,163)	(7,430)	(63,593)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(56,163)	(10,623)	(66,786)
Tunisia	Barclays Bank PLC	7,030	1.00	(1)	9/20/17	365,443	(395,343)	(29,900)
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	207,413	(241,179)	(33,766)
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	626,834	(626,223)	611
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	338,124	(356,557)	(18,433)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	348,288	(341,127)	7,161
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	386,237	(398,173)	(11,936)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	348,288	(377,708)	(29,420)
Tunisia	JPMorgan Chase Bank	8,770	1.00	(1)	9/20/17	455,894	(518,665)	(62,771)
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	91,508	(96,429)	(4,921)
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	329,581	(395,212)	(65,631)

						$51,287,814	$(66,961,948)	$(15,674,134)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $701,588,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
JPMorgan Chase Bank	PLN	33,834	Negative Return on WIG20 Index	Positive Return on WIG20 Index	9/20/14	$634,912
JPMorgan Chase Bank	PLN	84,989	Negative Return on WIG20 Index	Positive Return on WIG20 Index	9/20/14	1,504,285

						$2,139,197

PLN	-	Polish Zloty

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Deutsche Bank	CLF	183	CLP	4,209,200	6-month Sinacofi Chile Interbank Rate	2.09%	5/10/18	$642,441
Deutsche Bank	CLF	529	CLP	12,138,861	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	1,888,849

								$2,531,290

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	TRY	26,000	$14,619	3-month USD- LIBOR-BBA	6.97%	8/18/21	$2,688,286
Barclays Bank PLC	TRY	60,000	40,080	3-month USD- LIBOR-BBA	8.25	8/11/20	10,128,900
Barclays Bank PLC	TRY	25,350	16,650	3-month USD- LIBOR-BBA	8.32	8/16/20	3,673,568
Citibank NA	TRY	25,000	16,700	3-month USD- LIBOR-BBA	8.20	8/11/20	4,253,313
Citibank NA	TRY	3,909	2,449	3-month USD- LIBOR-BBA	8.23	2/25/21	591,544
Deutsche Bank	TRY	22,254	14,861	3-month USD- LIBOR-BBA	8.26	8/11/20	3,745,959
Deutsche Bank	TRY	14,321	8,996	3-month USD- LIBOR-BBA	8.20	2/24/21	2,199,203
JPMorgan Chase Bank	TRY	27,000	18,012	3-month USD- LIBOR-BBA	8.29	8/11/20	4,505,494
JPMorgan Chase Bank	TRY	20,000	13,333	3-month USD- LIBOR-BBA	8.36	8/11/20	3,291,623
JPMorgan Chase Bank	TRY	10,000	5,610	3-month USD- LIBOR-BBA	6.96	8/18/21	1,024,237

							$36,102,127

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
JPMorgan Chase Bank	$24,435	TRY	52,047	3-month USD-LIBOR-BBA	10.76%	4/8/16	$1,665,610

							$1,665,610

							$40,299,027

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Principal Amount of Contracts (000’s ommitted)		Principal Amount of Contracts (000’s ommitted)		Principal Amount of Contracts (000’s ommitted)		Principal Amount of Contracts (000’s ommitted)		Principal Amount of Contracts (000’s ommitted)		Premiums Received
Outstanding, beginning of period	INR	23,640,919	COP	—	EUR	—	CNH	—	CNY	—	$6,399,976
Options written		11,267,249		66,779,001		34,553		2,361,830		436,830	8,930,129
Options expired		(34,908,168)		(66,779,001)		—		—		—	(7,188,976)

Outstanding, end of period	INR	—	COP	—	EUR	34,553	CNH	2,361,830	CNY	436,830	$8,141,129

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

EUR	-	Euro

INR	-	Indian Rupee

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity futures contracts, options on equity indices and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, foreign currency futures contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$4,796,109	$—

Total		$4,796,109	$—

Credit	Credit Default Swaps	$63,911,017	$(19,840,413)

Total		$63,911,017	$(19,840,413)

Equity Price	Futures Contracts*	$1,777,503	$(787,296)
Equity Price	Options Purchased	3,835,970	—
Equity Price	Total Return Swaps	2,139,197	—

Total		$7,752,670	$(787,296)

Foreign Exchange	Currency Options Purchased	$12,606,858	$—
Foreign Exchange	Currency Options Written	—	(5,778,198)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	48,014,798	(27,746,682)
Foreign Exchange	Futures Contracts*	4,399	—

Total		$60,626,055	$(33,524,880)

Interest Rate	Cross-Currency Swaps	$40,299,027	$—
Interest Rate	Futures Contracts*	3,699,897	(5,876,157)
Interest Rate	Interest Rate Swaps	25,070,568	(15,915,799)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	1,984,786	(7,361,362)
Interest Rate	Interest Rate Swaptions Purchased	0	—

Total		$71,054,278	$(29,153,318)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	6/25/14	Open	(1.85)%	$2,028,295	$2,028,295
Barclays Bank PLC	7/10/14	Open	(1.75)%	3,037,759	3,037,759
JPMorgan Chase Bank	7/1/14	Open	(2.00)%	1,850,433	1,850,433
JPMorgan Chase Bank	7/16/14	Open	(2.25)%	1,653,095	1,653,095
JPMorgan Chase Bank	7/23/14	Open	(1.75)%	6,260,458	6,260,458
JPMorgan Chase Bank	7/23/14	Open	(2.25)%	4,268,173	4,268,173

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,446,181,181

Gross unrealized appreciation	$141,432,188
Gross unrealized depreciation	(97,811,543)

Net unrealized appreciation	$43,620,645

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$2,105,945,589	$—	$2,105,945,589
Foreign Corporate Bonds	—	4,732,380	—	4,732,380
Corporate Bonds & Notes	—	614,397	—	614,397
Collateralized Mortgage Obligations	—	66,438,428	—	66,438,428
Mortgage Pass-Throughs	—	920,439,382	—	920,439,382
U.S. Government Agency Obligations	—	195,123,347	—	195,123,347
U.S. Treasury Obligations	—	161,056,720	—	161,056,720
Common Stocks	—	30,677,965 *	—	30,677,965
Investment Funds	—	12,671,638	—	12,671,638
Precious Metals	36,491,469	—	—	36,491,469
Currency Put Options Purchased	—	12,606,858	—	12,606,858
Interest Rate Swaptions Purchased	—	0	—	0
Call Options Purchased	—	3,835,970	—	3,835,970
Short-Term Investments —
Foreign Government Securities	—	766,234,820	—	766,234,820
U.S. Treasury Obligations	—	5,999,940	—	5,999,940
Repurchase Agreements	—	86,222,439	—	86,222,439
Other	—	80,710,484	—	80,710,484
Total Investments	$36,491,469	$4,453,310,357	$—	$4,489,801,826
Forward Foreign Currency Exchange Contracts	$—	$48,014,798	$—	$48,014,798
Futures Contracts	8,500,405	1,777,503	—	10,277,908
Swap Contracts	—	133,404,595	—	133,404,595
Total	$44,991,874	$4,636,507,253	$—	$4,681,499,127

Liability Description
Currency Put Options Written	$—	$(5,778,198)	$—	$(5,778,198)
Securities Sold Short	—	(54,761,523)	—	(54,761,523)
Forward Foreign Currency Exchange Contracts	—	(27,746,682)	—	(27,746,682)
Futures Contracts	(5,876,157)	(787,296)	—	(6,663,453)
Swap Contracts	—	(43,117,574)	—	(43,117,574)
Total	$(5,876,157)	$(132,191,273)	$—	$(138,067,430)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Government Obligations Fund

July 31, 2014 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $617,239,837 and the Fund owned 89.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 90.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.36%, with maturity at 2038(1)	$4,692	$5,036,773
2.364%, with maturity at 2036(1)	4,219	4,510,638
2.879%, with maturity at 2035(1)	7,207	7,658,298
2.904%, with maturity at 2034(1)	1,738	1,851,278
4.50%, with maturity at 2035	5,227	5,567,010
5.00%, with various maturities to 2018	1,974	2,090,765
5.50%, with various maturities to 2032	3,196	3,389,934
6.00%, with various maturities to 2035	13,710	15,393,542
6.50%, with various maturities to 2036	35,581	40,357,539
6.87%, with maturity at 2024	105	117,723
7.00%, with various maturities to 2035	20,747	23,787,955
7.09%, with maturity at 2023	433	491,193
7.25%, with maturity at 2022	640	728,068
7.31%, with maturity at 2027	139	163,567
7.50%, with various maturities to 2035	17,840	21,133,577
7.63%, with maturity at 2019	141	151,376
7.75%, with maturity at 2018	11	11,862
7.78%, with maturity at 2022	83	95,278
7.85%, with maturity at 2020	111	120,310
8.00%, with various maturities to 2028	4,445	4,978,645
8.13%, with maturity at 2019	271	299,189
8.15%, with various maturities to 2021	161	180,822
8.25%, with maturity at 2017	25	27,229
8.50%, with various maturities to 2031	4,275	4,986,482
9.00%, with various maturities to 2027	2,478	2,665,427
9.25%, with maturity at 2017	17	17,928
9.50%, with various maturities to 2026	944	1,062,732
10.50%, with maturity at 2020	333	378,917
11.00%, with maturity at 2015	5	5,589

		$147,259,646

Federal National Mortgage Association:
1.917%, with various maturities to 2026(1)	$1,838	$1,884,223
1.932%, with various maturities to 2035(1)	20,442	21,144,636
1.951%, with various maturities to 2033(1)	2,666	2,767,079
1.988%, with maturity at 2022(1)	925	942,590
2.018%, with maturity at 2035(1)	1,319	1,359,739
2.021%, with maturity at 2031(1)	1,777	1,813,965
2.239%, with maturity at 2037(1)	4,288	4,478,450
2.261%, with maturity at 2040(1)	1,370	1,446,497
2.394%, with maturity at 2036(1)	4,878	5,228,175
2.571%, with maturity at 2036(1)	1,128	1,163,587
3.004%, with maturity at 2036(1)	1,221	1,261,341
3.508%, with maturity at 2021(1)	864	895,338
3.645%, with maturity at 2034(1)	4,826	5,246,805
3.714%, with maturity at 2036(1)	353	374,945
3.737%, with maturity at 2035(1)	5,294	5,755,942
3.888%, with maturity at 2036(1)	16,665	18,119,325
3.95%, with maturity at 2034(1)	4,518	4,911,824
4.188%, with maturity at 2035(1)	5,193	5,727,084
4.67%, with maturity at 2034(1)	12,868	14,172,326

1

Security	Principal Amount (000’s omitted)		Value
5.00%, with maturity at 2027	$288		$317,176
5.50%, with various maturities to 2030	2,339		2,493,515
6.00%, with various maturities to 2038	16,479		18,558,330
6.457%, with maturity at 2025(2)	133		145,840
6.50%, with various maturities to 2038	119,764		136,666,624
7.00%, with various maturities to 2036	66,086		76,013,470
7.50%, with various maturities to 2032	5,578		6,538,531
7.875%, with maturity at 2021	479		549,968
8.00%, with various maturities to 2032	23,655		28,412,465
8.021%, with maturity at 2030(2)	9		11,402
8.25%, with maturity at 2025	195		227,473
8.33%, with maturity at 2020	331		368,081
8.485%, with maturity at 2021(2)	47		54,010
8.50%, with various maturities to 2032	4,054		4,848,719
9.00%, with various maturities to 2030	523		615,043
9.415%, with maturity at 2020(2)	5		5,646
9.50%, with various maturities to 2030	1,049		1,207,806
9.589%, with maturity at 2021(2)	40		44,340
9.644%, with maturity at 2025(2)	17		19,251
9.75%, with maturity at 2019	10		11,082
9.838%, with maturity at 2021(2)	44		50,996
9.935%, with maturity at 2025(2)	12		13,286
9.993%, with maturity at 2023(2)	29		33,222
10.069%, with maturity at 2025(2)	4		4,700
10.102%, with maturity at 2021(2)	31		34,530
11.00%, with maturity at 2020	122		130,243
11.255%, with maturity at 2021(2)	3		2,760
11.499%, with maturity at 2019(2)	6		6,521
11.90%, with maturity at 2018(2)	2		2,100
12.679%, with maturity at 2015(2)	2		2,414

			$376,083,415

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$223		$229,035
2.00%, with maturity at 2026(1)	252		262,517
6.00%, with various maturities to 2033	34,175		38,910,863
6.10%, with maturity at 2033	8,660		9,689,838
6.50%, with various maturities to 2034	9,150		10,553,441
7.00%, with various maturities to 2034	22,661		26,124,046
7.25%, with maturity at 2022	0	(6)	275
7.50%, with various maturities to 2025	3,364		3,874,012
8.00%, with various maturities to 2027	4,935		5,710,656
8.25%, with maturity at 2019	61		67,626
8.30%, with maturity at 2020	21		23,068
8.50%, with various maturities to 2018	520		559,139
9.00%, with various maturities to 2027	3,911		4,819,656
9.50%, with various maturities to 2026	2,308		2,763,146

			$103,587,318

Total Mortgage Pass-Throughs (identified cost $607,153,185)			$626,930,379

2

Collateralized Mortgage Obligations — 4.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$146	$167,852
Series 1822, Class Z, 6.90%, 3/15/26	714	800,175
Series 1829, Class ZB, 6.50%, 3/15/26	298	328,783
Series 1896, Class Z, 6.00%, 9/15/26	367	402,329
Series 2075, Class PH, 6.50%, 8/15/28	177	197,829
Series 2091, Class ZC, 6.00%, 11/15/28	642	717,295
Series 2102, Class Z, 6.00%, 12/15/28	168	188,720
Series 2115, Class K, 6.00%, 1/15/29	1,225	1,353,195
Series 2142, Class Z, 6.50%, 4/15/29	404	462,219
Series 2245, Class A, 8.00%, 8/15/27	5,594	6,642,048

		$11,260,445

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$164	$185,909
Series G92-44, Class ZQ, 8.00%, 7/25/22	113	120,830
Series G93-36, Class ZQ, 6.50%, 12/25/23	6,830	7,682,636
Series 1993-16, Class Z, 7.50%, 2/25/23	226	256,286
Series 1993-39, Class Z, 7.50%, 4/25/23	647	740,734
Series 1993-45, Class Z, 7.00%, 4/25/23	769	872,062
Series 1993-149, Class M, 7.00%, 8/25/23	241	269,420
Series 1993-178, Class PK, 6.50%, 9/25/23	526	583,725
Series 1993-250, Class Z, 7.00%, 12/25/23	54	55,512
Series 1994-40, Class Z, 6.50%, 3/25/24	539	597,959
Series 1994-42, Class K, 6.50%, 4/25/24	2,449	2,719,821
Series 1994-82, Class Z, 8.00%, 5/25/24	966	1,111,609
Series 1997-81, Class PD, 6.35%, 12/18/27	343	383,357
Series 2000-49, Class A, 8.00%, 3/18/27	549	641,155
Series 2001-81, Class HE, 6.50%, 1/25/32	1,215	1,358,374
Series 2002-1, Class G, 7.00%, 7/25/23	331	369,821
Series 2005-37, Class SU, 28.58%, 3/25/35(3)	1,785	2,545,813

		$20,495,023

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$351	$402,891

		$402,891

Total Collateralized Mortgage Obligations (identified cost $29,742,838)		$32,158,359

U.S. Government Agency Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,226,417
5.75%, 6/12/26	2,720	3,375,022

Total U.S. Government Agency Obligations (identified cost $7,416,931)		$8,601,439

3

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$8,207,814

Total U.S. Treasury Obligations (identified cost $6,165,479)		$8,207,814

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$12,721	$12,721,272

Total Short-Term Investments (identified cost $12,721,272)		$12,721,272

Total Investments — 99.2% (identified cost $663,199,705)		$688,619,263

Other Assets, Less Liabilities — 0.8%		$5,207,811

Net Assets — 100.0%		$693,827,074

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2014.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2014.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $12,432.

(6)	Principal amount is less than $500.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$672,692,688

Gross unrealized appreciation	$21,776,164
Gross unrealized depreciation	(5,849,589)

Net unrealized appreciation	$15,926,575

A summary of open financial instruments at July 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/14	260 U.S. 10-Year Treasury Note	Short	$(32,500,001)	$(32,398,438)	$101,563
9/14	95 U.S. Ultra-Long Treasury Bond	Long	14,107,500	14,330,156	222,656

					$324,219

4

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
CME Group, Inc.	$1,000	Receives	3-month USD- LIBOR-BBA	1.664%	2/24/19	$(1,960)

						$(1,960)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$20,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(538,300)
Deutsche Bank AG	20,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	2,774,500

						$2,236,200

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the fiscal year to date ended July 31, 2014 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$200,000,000	$2,530,000
Swaptions expired	(200,000,000)	(2,530,000)

Outstanding, end of period	$—	$—

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$324,219	(1)	$—
Swap contracts	2,774,500		(538,300)
Swap contracts (centrally cleared)	—		(1,960)

Total	$3,098,719		$(540,260)

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

5

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$626,930,379	$—	$626,930,379
Collateralized Mortgage Obligations	—	32,158,359	—	32,158,359
U.S. Government Agency Obligations	—	8,601,439	—	8,601,439
U.S. Treasury Obligations	—	8,207,814	—	8,207,814
Short-Term Investments	—	12,721,272	—	12,721,272
Total Investments	$—	$688,619,263	$—	$688,619,263
Futures Contracts	$324,219	$—	$—	$324,219
Swap Contracts	—	2,774,500	—	2,774,500
Total	$324,219	$691,393,763	$—	$691,717,982

Liability Description
Swap Contracts	$—	$(540,260)	$—	$(540,260)
Total	$—	$(540,260)	$—	$(540,260)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

High Income Opportunities Fund

July 31, 2014 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $551,571,356 and the Fund owned 51.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 80.3%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.9%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$1,415	$1,450,375
GenCorp, Inc., 7.125%, 3/15/21	1,525	1,635,562
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	86,000
TransDigm, Inc., 6.00%, 7/15/22(1)	3,055	3,074,094
TransDigm, Inc., 6.50%, 7/15/24(1)	2,440	2,467,450
TransDigm, Inc., 7.50%, 7/15/21	490	537,775

		$9,251,256

Automotive & Auto Parts — 1.9%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$686,400
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	2,140	2,289,800
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	6,275	6,918,187
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,421,808
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	340,425
General Motors Financial Co., Inc., 4.25%, 5/15/23	490	483,263
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	336,000
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,557,188
Navistar International Corp., 8.25%, 11/1/21	3,285	3,404,081
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	2,700	2,848,500

		$20,285,652

Banks & Thrifts — 0.3%
JPMorgan Chase & Co., 6.75% to 2/1/24, 1/29/49(3)	$2,700	$2,895,750

		$2,895,750

Broadcasting — 1.5%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,032,575
AMC Networks, Inc., 7.75%, 7/15/21	2,825	3,107,500
Clear Channel Communications, Inc., 11.25%, 3/1/21	1,500	1,655,625
Crown Media Holdings, Inc., 10.50%, 7/15/19	4,695	5,234,925
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	681,625
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	2,995	3,017,462
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,504,500

		$16,234,212

Building Materials — 1.7%
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$445	$466,137
HD Supply, Inc., 7.50%, 7/15/20	2,195	2,315,725
HD Supply, Inc., 8.125%, 4/15/19	815	884,275
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,856,150
Interface, Inc., 7.625%, 12/1/18	1,138	1,197,745
Interline Brands, Inc., 10.00%, 11/15/18(2)	3,115	3,301,900
Nortek, Inc., 8.50%, 4/15/21	1,655	1,803,950
Nortek, Inc., 10.00%, 12/1/18	1,815	1,932,975
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,754,000
USG Corp., 5.875%, 11/1/21(1)	880	907,500

		$18,420,357

Cable/Satellite TV — 4.3%
Altice SA, 7.75%, 5/15/22(1)	$5,560	$5,699,000

1

Security	Principal Amount (000’s omitted)	Value
Cablevision Systems Corp., 7.75%, 4/15/18	$790	$881,838
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,129,819
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	1,999,950
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	2,120	2,215,400
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	125	133,594
CSC Holdings, LLC, 5.25%, 6/1/24(1)	1,210	1,161,600
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,402,775
DISH DBS Corp., 5.875%, 7/15/22	3,500	3,666,250
DISH DBS Corp., 6.75%, 6/1/21	5,985	6,598,462
Numericable Group SA, 4.875%, 5/15/19(1)	3,430	3,451,437
Numericable Group SA, 6.00%, 5/15/22(1)	3,700	3,704,625
Numericable Group SA, 6.25%, 5/15/24(1)	1,300	1,308,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,393,700
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,170	1,275,300
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,015,625
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	1,050	1,107,750
VTR Finance BV, 6.875%, 1/15/24(1)	1,615	1,677,581

		$46,822,831

Capital Goods — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,070	$2,178,675
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	2,053,250
Harbinger Group, Inc., 7.875%, 7/15/19	2,065	2,250,850
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	883,550
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	520	562,900

		$7,929,225

Chemicals — 2.0%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21(1)	$2,825	$3,015,687
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,044,000
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	839,816
Chemtura Corp., 5.75%, 7/15/21	725	739,500
Ineos Finance PLC, 8.375%, 2/15/19(1)	2,900	3,142,875
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,400	3,485,000
Kraton Polymers, LLC, 6.75%, 3/1/19	905	953,644
Polymer Group, Inc., 7.75%, 2/1/19	1,683	1,775,565
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,948,594
Tronox Finance, LLC, 6.375%, 8/15/20	3,735	3,791,025

		$21,735,706

Consumer Products — 1.0%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$5,685	$5,805,806
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,454,300
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,173,825
Tempur Sealy International, Inc., 6.875%, 12/15/20	1,230	1,314,563

		$10,748,494

Containers — 2.4%
Ardagh Finance Holdings SA, 8.625%, 6/15/19(1)(2)	$695	$703,688
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 3.232%, 12/15/19(1)(4)	1,105	1,085,662
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.00%, 6/30/21(1)	670	641,525
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19(1)	785	785,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	520	514,509
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	785	779,113
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	1,085	1,071,437

2

Security	Principal Amount (000’s omitted)	Value
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	$1,940	$2,039,425
BWAY Holding Co., 10.00%, 6/15/18	550	578,188
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,090,487
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,381,600
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,223,719
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	4,270	4,622,275
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,439,487
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	1,320	1,303,500

		$26,259,615

Diversified Financial Services — 3.8%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,221,413
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,280,250
Ally Financial, Inc., 6.25%, 12/1/17	4,075	4,431,562
Ally Financial, Inc., 8.00%, 11/1/31	1,900	2,379,750
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,730	1,779,449
CIT Group, Inc., 5.25%, 3/15/18	605	639,788
CIT Group, Inc., 5.375%, 5/15/20	230	244,663
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,092,038
E*TRADE Financial Corp., 6.375%, 11/15/19	1,005	1,070,325
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	1,530	1,526,175
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,390	1,456,025
International Lease Finance Corp., 6.25%, 5/15/19	975	1,060,313
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,885,825
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,250,600
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,398,356
Navient, LLC, 5.50%, 1/15/19	4,845	5,026,687
Navient, LLC, 6.125%, 3/25/24	1,630	1,595,362
Navient, LLC, 7.25%, 1/25/22	150	164,625
Navient, LLC, 8.00%, 3/25/20	6,065	6,868,612
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,494,300

		$40,866,118

Diversified Media — 1.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,149,750
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,241,875
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	467,250
IAC/InterActiveCorp, 4.875%, 11/30/18	1,845	1,904,962
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,260,562
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	1,135	1,160,538
Southern Graphics, Inc., 8.375%, 10/15/20(1)	1,845	1,955,700
WMG Acquisition Corp., 5.625%, 4/15/22(1)	365	363,175

		$10,503,812

Energy — 12.5%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 7.125%, 11/1/20(1)	$885	$855,131
American Energy-Permian Basin, LLC/AEPB Finance Corp., 7.375%, 11/1/21(1)	1,260	1,217,475
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,150	1,216,125
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,579,500
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,319,850
Antero Resources Finance Corp., 5.375%, 11/1/21	2,680	2,723,550
Antero Resources Finance Corp., 6.00%, 12/1/20	425	445,188
Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22(1)	1,205	1,211,025
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21	535	508,250
Berry Petroleum Co., 6.375%, 9/15/22	1,660	1,701,500
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,965	2,053,425
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	825	874,500
Chesapeake Energy Corp., 3.484%, 4/15/19(4)	2,195	2,203,231

3

Security	Principal Amount (000’s omitted)	Value
Chesapeake Energy Corp., 6.125%, 2/15/21	$2,910	$3,171,900
Chesapeake Energy Corp., 7.25%, 12/15/18	2,990	3,401,125
Concho Resources, Inc., 5.50%, 4/1/23	3,450	3,588,000
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,433,800
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,703,875
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,030	2,070,600
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,645	3,790,800
Denbury Resources, Inc., 5.50%, 5/1/22	965	949,319
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	3,500	3,736,250
Energy Transfer Equity, LP, 5.875%, 1/15/24(1)	1,585	1,624,625
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	3,950	4,157,375
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	795	870,525
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	2,880	3,204,000
EPL Oil & Gas, Inc., 8.25%, 2/15/18	1,120	1,176,000
Harvest Operations Corp., 6.875%, 10/1/17	800	866,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	603,750
Kinder Morgan, Inc., 5.00%, 2/15/21(1)	3,120	3,178,500
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	410	432,550
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,762,342
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	2,222,850
MEG Energy Corp., 6.375%, 1/30/23(1)	2,190	2,261,175
Memorial Resource Development Corp., 5.875%, 7/1/22(1)	850	827,688
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,224,712
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	947,850
Oasis Petroleum, Inc., 6.875%, 3/15/22(1)	4,050	4,404,375
Oasis Petroleum, Inc., 6.875%, 1/15/23	1,420	1,544,250
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	1,090	1,139,050
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,831,750
Plains Exploration & Production Co., 6.875%, 2/15/23	928	1,078,800
Precision Drilling Corp., 6.50%, 12/15/21	2,210	2,359,175
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,050,000
Range Resources Corp., 6.75%, 8/1/20	1,580	1,682,700
Rice Energy, Inc., 6.25%, 5/1/22(1)	3,465	3,447,675
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,761,750
Rosetta Resources, Inc., 5.875%, 6/1/22	2,735	2,796,538
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,770,000
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	2,400	2,448,000
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	1,470	1,499,400
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24(1)	4,810	4,888,162
Sabine Pass LNG, LP, 6.50%, 11/1/20	2,260	2,384,300
Samson Investment Co., 10.75% to 8/19/14, 2/15/20(1)(5)	4,200	4,273,500
SandRidge Energy, Inc., 8.125%, 10/15/22	405	433,350
SESI, LLC, 6.375%, 5/1/19	3,445	3,634,475
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	3,905	4,246,687
Seventy Seven Energy, Inc., 6.50%, 7/15/22(1)	725	732,250
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	1,081,375
SM Energy Co., 6.50%, 1/1/23	1,685	1,815,588
Tesoro Corp., 5.375%, 10/1/22	1,970	1,989,700
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,335	1,340,006
Ultra Petroleum Corp., 5.75%, 12/15/18(1)	530	552,525
WPX Energy, Inc., 5.25%, 1/15/17	715	754,325
WPX Energy, Inc., 6.00%, 1/15/22	670	703,500

		$134,757,567

Entertainment/Film — 0.3%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,155,600
Cinemark USA, Inc., 7.375%, 6/15/21	695	755,813
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,091,625

		$3,003,038

4

Security	Principal Amount (000’s omitted)	Value
Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$1,145	$1,225,150
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,180,000
Covanta Holding Corp., 5.875%, 3/1/24	1,570	1,577,850
Covanta Holding Corp., 6.375%, 10/1/22	1,970	2,102,975
Darling Ingredients, Inc., 5.375%, 1/15/22(1)	1,250	1,289,063

		$7,375,038

Food/Beverage/Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$2,880	$2,616,261
Constellation Brands, Inc., 4.25%, 5/1/23	2,840	2,790,300
Constellation Brands, Inc., 6.00%, 5/1/22	565	623,619
Cott Beverages, Inc., 5.375%, 7/1/22(1)	2,650	2,620,187
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	1,210	1,303,775
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,239,063
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,015	1,056,869
Post Holdings, Inc., 7.375%, 2/15/22	490	518,175

		$12,768,249

Gaming — 3.3%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(5)(6)(7)	$2,449	$2,561,320
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(8)	5,755	2,417,100
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	1,875	1,650,000
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20	1,105	925,438
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	3,475	3,544,500
MGM Resorts International, 6.625%, 12/15/21	1,060	1,147,450
MGM Resorts International, 7.75%, 3/15/22	3,900	4,485,000
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,422	2,721,423
Penn National Gaming, Inc., 5.875%, 11/1/21	1,345	1,260,938
Station Casinos, LLC, 7.50%, 3/1/21	2,530	2,688,125
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	7,210	7,949,025
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	2,235,100
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(6)	2,281	702,938
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	1,875	1,879,687

		$36,168,044

Health Care — 9.3%
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	$1,352	$1,422,980
Alere, Inc., 6.50%, 6/15/20	1,020	1,048,050
Alere, Inc., 8.625%, 10/1/18	1,300	1,360,125
Amsurg Corp., 5.625%, 11/30/20	2,035	2,080,787
Amsurg Corp., 5.625%, 7/15/22(1)	1,825	1,840,969
Biomet, Inc., 6.50%, 8/1/20	4,205	4,546,236
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	792,359
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,361,438
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(1)	3,555	3,652,762
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,869,594
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,550	4,652,375
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,672,225
Endo Finance, LLC & Endo Finco, Inc., 7.00%, 7/15/19(1)	915	966,469
Endo Finance, LLC & Endo Finco, Inc., 7.00%, 12/15/20(1)	540	571,725
Endo Finance, LLC & Endo Finco, Inc., 7.25%, 1/15/22(1)	185	196,563
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,615,700
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,382,850
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	1,290	1,298,063
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,089,740
HCA, Inc., 6.50%, 2/15/20	505	549,819
HCA, Inc., 7.50%, 2/15/22	1,530	1,736,550
Hologic, Inc., 6.25%, 8/1/20	5,415	5,672,212

5

Security	Principal Amount (000’s omitted)	Value
IMS Health, Inc., 6.00%, 11/1/20(1)	$1,710	$1,791,225
INC Research, LLC, 11.50%, 7/15/19(1)	3,110	3,498,750
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	815	831,300
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.875%, 1/15/19(1)	1,435	1,582,087
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	4,029,300
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	8,020	8,240,550
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	2,235	2,321,606
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,099,500
ResCare, Inc., 10.75%, 1/15/19	2,925	3,173,625
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	1,825	1,911,687
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,469,981
Teleflex, Inc., 5.25%, 6/15/24(1)	845	859,788
Teleflex, Inc., 6.875%, 6/1/19	545	579,063
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	875	864,063
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,699,787
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,538,400
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,934,750
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	4,395	4,554,319
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,658,137
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,637,700
WellCare Health Plans, Inc., 5.75%, 11/15/20	3,100	3,177,500

		$100,832,709

Homebuilders/Real Estate — 0.3%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$1,750	$1,841,875
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	1,145	1,206,544

		$3,048,419

Hotels — 0.4%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	$3,310	$3,473,431
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,175	1,245,500

		$4,718,931

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,790	$1,866,075
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	1,840	1,826,200
USI, Inc., 7.75%, 1/15/21(1)	3,370	3,361,575

		$7,053,850

Leisure — 1.1%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(2)	$2,160	$2,212,380
NCL Corp., Ltd., 5.00%, 2/15/18	905	927,625
Royal Caribbean Cruises, 7.25%, 6/15/16	535	589,837
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,537,925
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	3,180	3,450,300
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	3,428,775

		$12,146,842

Metals/Mining — 2.2%
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	$600	$555,000
CONSOL Energy, Inc., 5.875%, 4/15/22(1)	3,295	3,346,484
Eldorado Gold Corp., 6.125%, 12/15/20(1)	3,720	3,822,300
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	1,433	1,468,825
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	1,433	1,483,155
IAMGOLD Corp., 6.75%, 10/1/20(1)	2,210	2,044,250
Imperial Metals Corp., 7.00%, 3/15/19(1)	1,055	1,090,606
KGHM International, Ltd., 7.75%, 6/15/19(1)	3,720	3,989,700
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,623,263
New Gold, Inc., 7.00%, 4/15/20(1)	905	969,481

6

Security	Principal Amount (000’s omitted)	Value
Novelis, Inc., 8.375%, 12/15/17	$1,025	$1,078,813
SunCoke Energy Inc., 7.625%, 8/1/19	477	505,978
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	553,875
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,200	1,272,000

		$23,803,730

Paper — 0.6%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,840,560
Weyerhaeuser Real Estate Co., 4.375%, 6/15/19(1)	1,860	1,839,075
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(1)	1,940	1,976,375

		$6,656,010

Publishing/Printing — 0.7%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$3,625	$4,069,062
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	2,665	2,595,044
RR Donnelley & Sons Co., 6.00%, 4/1/24	500	496,250

		$7,160,356

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$871,500
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,065,900

		$1,937,400

Restaurants — 0.5%
NPC International, Inc., 10.50%, 1/15/20	$5,030	$5,608,450

		$5,608,450

Services — 5.7%
ADT Corp. (The), 6.25%, 10/15/21	$1,080	$1,120,500
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(1)	1,990	1,990,000
Audatex North America, Inc., 6.00%, 6/15/21(1)	1,610	1,694,525
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,849,625
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	865	901,763
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	1,985	2,019,738
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	3,655	3,906,281
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,262,288
Garda World Security Corp., 7.25%, 11/15/21(1)	4,060	4,151,350
Hertz Corp. (The), 6.25%, 10/15/22	1,130	1,175,200
Hertz Corp. (The), 7.50%, 10/15/18	20	20,850
Iron Mountain, Inc., 6.00%, 8/15/23	2,695	2,823,012
Laureate Education, Inc., 9.25%, 9/1/19(1)	17,315	17,401,575
Modular Space Corp., 10.25%, 1/31/19(1)	550	567,875
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	200	219,250
ServiceMaster Co. (The), 7.00%, 8/15/20	819	841,523
ServiceMaster Co. (The), 8.00%, 2/15/20	2,431	2,582,937
TMS International Corp., 7.625%, 10/15/21(1)	2,095	2,236,412
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	2,335	2,422,562
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	3,710	3,867,675
United Rentals North America, Inc., 6.125%, 6/15/23	1,105	1,148,509
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,374,650
United Rentals North America, Inc., 7.625%, 4/15/22	625	685,938
United Rentals North America, Inc., 8.375%, 9/15/20	505	545,400
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	325	342,063

		$61,151,501

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$1,030	$1,147,163
ArcelorMittal, 6.75%, 2/25/22	670	728,625

		$1,875,788

7

Security	Principal Amount (000’s omitted)	Value
Super Retail — 5.7%
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(2)	$848	$866,028
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	3,700	3,755,500
Dufry Finance SCA, 5.50%, 10/15/20(1)	1,770	1,840,234
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	2,765	2,882,513
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,405	4,867,525
L Brands, Inc., 6.625%, 4/1/21	5,170	5,790,400
L Brands, Inc., 8.50%, 6/15/19	3,620	4,380,200
Men’s Wearhouse, Inc. (The), 7.00%, 7/1/22(1)	3,755	3,923,975
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	2,542	2,580,130
Michaels Stores, Inc., 5.875%, 12/15/20(1)	2,620	2,582,010
Michaels Stores, Inc., 7.75%, 11/1/18	864	901,260
Neiman Marcus Group, Ltd., Inc., 8.00%, 10/15/21(1)	1,375	1,457,500
Neiman Marcus Group, Ltd., Inc., 8.75%, 10/15/21(1)(2)	2,085	2,236,163
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,516,175
Pantry, Inc. (The), 8.375%, 8/1/20	1,615	1,732,088
Party City Holdings, Inc., 8.875%, 8/1/20	2,705	2,928,162
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,191,562
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	4,590	4,647,375
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,501,500
rue21, Inc., 9.00%, 10/15/21(1)	2,740	2,055,000
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	2,815	2,941,675

		$61,576,975

Technology — 4.0%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$1,110	$1,123,875
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,332,425
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	5,960	6,645,400
Avaya, Inc., 9.00%, 4/1/19(1)	1,540	1,578,500
Avaya, Inc., 10.50%, 3/1/21(1)	3,578	3,148,508
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	2,835	2,835,000
Ceridian, LLC/Comdata, Inc., 8.125%, 11/15/17(1)	1,780	1,780,000
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,658,900
First Data Corp., 6.75%, 11/1/20(1)	390	413,400
First Data Corp., 7.375%, 6/15/19(1)	2,330	2,458,150
First Data Corp., 10.625%, 6/15/21	1,251	1,426,922
First Data Corp., 11.25%, 1/15/21	1,758	1,995,330
First Data Corp., 11.75%, 8/15/21	1,889	2,214,266
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,739,762
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,790	2,776,050
Infor US, Inc., 9.375%, 4/1/19	2,720	2,981,800
Lender Processing Services, Inc., 5.75%, 4/15/23	935	1,007,463
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,639,000
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	805	841,225
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	2,181,525

		$43,777,501

Telecommunications — 7.3%
CenturyLink, Inc., 6.75%, 12/1/23	$3,215	$3,500,331
Digicel Group, Ltd., 7.125%, 4/1/22(1)	1,205	1,226,088
Digicel, Ltd., 6.00%, 4/15/21(1)	2,680	2,733,600
Digicel, Ltd., 8.25%, 9/1/17(1)	3,255	3,344,512
Equinix, Inc., 7.00%, 7/15/21	1,335	1,456,819
Frontier Communications Corp., 7.625%, 4/15/24	285	298,538
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,803,012
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,337,075
Intelsat Luxembourg SA, 7.75%, 6/1/21	4,615	4,736,144
Intelsat Luxembourg SA, 8.125%, 6/1/23	3,520	3,665,200

8

Security	Principal Amount (000’s omitted)	Value
NII International Telecom SCA, 7.875%, 8/15/19(1)	$2,030	$1,689,975
SBA Communications Corp., 5.625%, 10/1/19	920	959,100
SBA Telecommunications, Inc., 5.75%, 7/15/20	1,915	1,996,388
SBA Telecommunications, Inc., 8.25%, 8/15/19	497	518,396
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,399,325
Sprint Communications, Inc., 7.00%, 8/15/20	780	828,750
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,869,125
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,313,850
Sprint Corp., 7.25%, 9/15/21(1)	3,550	3,794,062
Sprint Corp., 7.875%, 9/15/23(1)	10,330	11,104,750
T-Mobile USA, Inc., 6.25%, 4/1/21	895	938,631
T-Mobile USA, Inc., 6.625%, 4/1/23	1,475	1,552,438
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,664,925
T-Mobile USA, Inc., 6.731%, 4/28/22	1,055	1,109,069
T-Mobile USA, Inc., 6.836%, 4/28/23	525	557,156
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	5,710	5,595,800
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	6,190	6,468,550
Windstream Corp., 7.75%, 10/1/21	4,550	4,931,062

		$79,392,671

Textiles/Apparel — 0.6%
Levi Strauss & Co., 6.875%, 5/1/22	$2,270	$2,451,600
Phillips-Van Heusen Corp., 7.75%, 11/15/23	3,385	4,165,154

		$6,616,754

Transportation Ex Air/Rail — 0.2%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$512,500
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,804,000

		$2,316,500

Utilities — 1.1%
AES Corp. (The), 5.50%, 3/15/24	$1,065	$1,049,025
Calpine Corp., 5.375%, 1/15/23	2,075	2,030,906
Calpine Corp., 5.75%, 1/15/25	925	900,719
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,278,100
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,580,200
RJS Power Holdings, LLC, 5.125%, 7/15/19(1)	1,825	1,806,750

		$11,645,700

Total Corporate Bonds & Notes (identified cost $840,356,119)		$867,345,051

Senior Floating-Rate Interests — 5.5%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Gates Global, Inc., Term Loan, 4.25%, Maturing 7/5/21	$2,200	$2,188,804

		$2,188,804

Containers — 0.1%
Anchor Glass Container Corp., Term Loan, 4.25%, Maturing 6/30/21	$1,000	$1,002,813

		$1,002,813

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$2,000	$2,005,834

		$2,005,834

9

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,836	$1,802,463

		$1,802,463

Energy — 0.1%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,330,139

		$1,330,139

Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$798	$824,932

		$824,932

Health Care — 0.3%
Rural/Metro Corporation, Term Loan, 9.00%, (8.00% Cash, 1.00% PIK), Maturing 6/29/18	$3,569	$3,408,806

		$3,408,806

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,847	$1,841,115

		$1,841,115

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 4.25%, Maturing 12/20/19	$1,962	$1,966,737

		$1,966,737

Metals/Mining — 0.3%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19	$3,732	$3,726,183

		$3,726,183

Publishing/Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$1,596	$1,609,566
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	1,791	1,810,590

		$3,420,156

Services — 0.6%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, Maturing 7/25/22(10)	$1,500	$1,506,875
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/12/21	2,800	2,845,500
Brickman Group Ltd. LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,188,162

		$6,540,537

Super Retail — 0.9%
Hudson’s Bay Company, Term Loan, 4.75%, Maturing 11/4/20	$1,850	$1,867,344
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	3,990	3,961,739
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/7/22	2,000	1,981,250
rue21, Inc., Term Loan, 5.625%, Maturing 10/7/20	2,779	2,425,372

		$10,235,705

Technology — 0.4%
SkillSoft Corporation, Term Loan - Second Lien, 7.75%, Maturing 4/28/22	$4,400	$4,328,500

		$4,328,500

Telecommunications — 0.6%
Asurion LLC, Term Loan, 5.00%, Maturing 5/24/19	$3,118	$3,135,226
Asurion LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	3,700	3,824,875

		$6,960,101

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$490,391
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	579	567,658
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	100	97,872
Ceva Logisitics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	799	783,268

		$1,939,189

10

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Utilities — 0.6%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$3,500	$3,515,381
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	959	964,653
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.646%, Maturing 10/10/17	2,627	2,002,847

		$6,482,881

Total Senior Floating-Rate Interests (identified cost $59,766,722)		$60,004,895

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value
Energy — 0.3%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,030	$3,590,550

		$3,590,550

Health Care — 0.6%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$6,414,375

		$6,414,375

Total Convertible Bonds (identified cost $8,245,530)		$10,004,925

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 5.609%, 11/5/30(1)(11)	$2,065	$2,123,529

Total Commercial Mortgage-Backed Securities (identified cost $2,073,420)		$2,123,529

Common Stocks — 5.1%

Security	Shares	Value
Automotive & Auto Parts — 0.1%
General Motors Co.	25,000	$845,500

		$845,500

Broadcasting — 0.2%
AMC Networks, Inc., Class A(12)	35,000	$2,095,450

		$2,095,450

Building Materials — 0.3%
Panolam Holdings Co.(6)(7)(12)	3,117	$2,836,376

		$2,836,376

Chemicals — 0.3%
LyondellBasell Industries NV, Class A	25,000	$2,656,250
Tronox Ltd., Class A	42,600	1,130,604

		$3,786,854

Consumer Products — 0.3%
HF Holdings, Inc.(6)(7)(12)	13,600	$184,280
Spectrum Brands Holdings, Inc.	40,000	3,336,000

		$3,520,280

11

Security	Shares	Value
Diversified Financial Services — 0.2%
Ally Financial, Inc.(12)	70,000	$1,607,200
CIT Group, Inc.	25,000	1,227,750

		$2,834,950

Energy — 1.6%
Cheniere Energy, Inc.(12)	35,000	$2,476,600
El Paso Pipeline Partners, LP	70,000	2,333,100
Memorial Resource Development Corp.(12)	50,000	1,149,000
Parsley Energy, Inc.(12)	25,000	564,250
Seven Generations Energy, Ltd.(6)(7)(12)	280,000	10,752,247

		$17,275,197

Food/Beverage/Tobacco — 0.8%
Constellation Brands, Inc., Class A(12)	105,000	$8,742,300

		$8,742,300

Gaming — 0.4%
Las Vegas Sands Corp.	54,500	$4,024,825
New Cotai Participation Corp., Class B(6)(7)(12)	7	216,125

		$4,240,950

Health Care — 0.7%
Amsurg Corp.(12)	75,000	$3,582,000
Hologic, Inc.(12)	140,000	3,649,800

		$7,231,800

Services — 0.2%
Hertz Global Holdings, Inc.(12)	70,000	$1,975,400

		$1,975,400

Total Common Stocks (identified cost $44,544,328)		$55,385,057

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$1,029,337
Chesapeake Energy Corp., 5.75%(1)	130	155,187

		$1,184,524

Health Care — 0.5%
Alere, Inc., 3.00%	14,925	$4,977,488

		$4,977,488

Total Convertible Preferred Stocks (identified cost $4,821,534)		$6,162,012

Miscellaneous — 0.9%

Security	Shares	Value
Cable/Satellite TV — 0.0%(13)
Adelphia, Inc., Escrow Certificate(12)	7,585,000	$62,576
Adelphia, Inc., Escrow Certificate(12)	3,555,000	29,329

		$91,905

Energy — 0.0%(13)
SemGroup Corp., Escrow Certificate(12)	6,330,000	$126,600

		$126,600

12

Security	Shares	Value
Gaming — 0.8%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(7)(12)	5,410	$4,936,625
PGP Investors, LLC, Membership Interests (6)(7)(12)	11,429	4,000,000

		$8,936,625

Utilities — 0.1%
EME Reorganization Trust	2,640,437	$358,043

		$358,043

Total Miscellaneous (identified cost $4,583,059)		$9,513,173

Warrants — 0.0%(13)

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%(13)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$201,250

		$201,250

Total Warrants (identified cost $0)		$201,250

Short-Term Investments — 4.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(14)	$45,098	$45,098,032

Total Short-Term Investments (identified cost $45,098,032)		$45,098,032

Total Investments — 97.7% (identified cost $1,009,488,744)		$1,055,837,924

Other Assets, Less Liabilities — 2.3%		$24,834,394

Net Assets — 100.0%		$1,080,672,318

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

HILT	-	Hilton USA Trust

PIK	-	Payment In Kind

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $424,453,376 or 39.3% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2014.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Restricted security.

13

(8)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	This Senior Loan will settle after July 31, 2014, at which time the interest rate will be determined.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(12)	Non-income producing security.

(13)	Amount is less than 0.05%.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $37,962.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,023,927,373

Gross unrealized appreciation	$43,257,499
Gross unrealized depreciation	(11,346,948)

Net unrealized appreciation	$31,910,551

Restricted Securities

At July 31, 2014, the Portfolio owned the following securities (representing 2.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12, 5/20/14	$2,448,681	$2,187,860	$2,561,320

Total Corporate Bonds & Notes			$2,187,860	$2,561,320

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$184,280
New Cotai Participation Corp., Class B	4/12/13	7	216,125	216,125
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,836,376
Seven Generations Energy, Ltd.	12/5/13	280,000	6,578,020	10,752,247

Total Common Stocks			$9,237,387	$13,989,028

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$4,936,625
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000

Total Miscellaneous			$4,094,675	$8,936,625

Total Restricted Securities			$15,519,922	$25,486,973

14

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
8/29/14	Canadian Dollar 7,000,000	United States Dollar 6,446,759	JPMorgan Chase Bank NA	$31,023	$—	$31,023

				$31,023	$—	$31,023

Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	B2/BB	$1,150	5.00	%(1)	6/20/15	$54,158	$9,040	$63,198
Barclays Bank PLC	Amkor Technology, Inc.	B2/BB	2,000	5.00	(1)	6/20/15	94,187	24,430	118,617
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	1,000	5.00	(1)	12/20/16	115,254	(963)	114,291
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	115,791	(20,721)	95,070
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	115,790	(37,084)	78,706
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	242,034	(50,757)	191,277
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	115,790	(23,998)	91,792
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	242,034	(37,600)	204,434

Total			$11,650				$1,095,038	$(137,653)	$957,385

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $11,650,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against the risk, the Portfolio enters into forward foreign currency exchange contracts.

15

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$1,095,038	$—

Total		$1,095,038	$—

Foreign Exchange	Forward foreign currency exchange contracts	$31,023	$—

Total		$31,023	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$864,080,793	$3,264,258	$867,345,051
Senior Floating-Rate Interests	—	60,004,895	—	60,004,895
Convertible Bonds	—	10,004,925	—	10,004,925
Commercial Mortgage-Backed Securities	—	2,123,529	—	2,123,529
Common Stocks	41,396,029	—	13,989,028	55,385,057
Convertible Preferred Stocks	1,029,337	5,132,675	—	6,162,012
Miscellaneous	358,043	218,505	8,936,625	9,513,173
Warrants	—	201,250	—	201,250
Short-Term Investments		45,098,032	—	45,098,032
Total Investments	$42,783,409	$986,864,604	$26,189,911	$1,055,837,924
Forward Foreign Currency Exchange Contracts	$—	$31,023	$—	$31,023
Swap Contracts	—	1,095,038	—	1,095,038
Total	$42,783,409	$987,990,665	$26,189,911	$1,056,963,985

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Total
Balance as of October 31, 2013	$7,754,574	$20,350	$3,274,155	$4,000,000	$15,049,079
Realized gains (losses)	—	32,930	—	(9,737,406)	(9,704,476)
Change in net unrealized appreciation (depreciation)	(251,450)	(20,350)	4,136,853	11,255,818	15,120,871
Cost of purchases(1)	71,321	—	6,578,020	—	6,649,341
Proceeds from sales(1)	(271,300)	(32,930)	—	(30,662)	(334,892)

16

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Total
Accrued discount (premium)	$39,270	$—	$—	$—	$39,270
Transfers to Level 3*	—	—	—	3,448,875	3,448,875
Transfers from Level 3*	(4,078,157)	—	—	—	(4,078,157)

Balance as of July 31, 2014	$3,264,258	$—	$13,989,028	$8,936,625	$26,189,911

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2014	$(395,293)	$—	$4,136,853	$1,487,750	$5,229,310

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

*	Transfers are reflected at the value of the securities at the beginning of the period.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurements of the Portfolio’s Level 3 securities are outlined bellow:

Asset	($ in thousands)	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Corporate Bonds	2,561	Market comparable bond pricing model	Spread Discount for lack of marketability	0.5% - 1.5% (1%) 0% - 10% (0%)
Corporate Bonds	703	Discounted cash flow	Yield Probability of default Loss Severity	15% - 25% (20%) 100% (100%) 10% - 50% (20%)
Common Stock	3,021	Market comparable companies	EBITDA Multiple	6.675 - 9.5 (7.37)
			Discount for lack of marketability	10% - 25% (15%)
Common Stock	10,968	Consensus Pricing	Share tender offered quote	as published
			Discount for lack of marketability	0% - 10% (0%)
Miscellaneous	4,000	Consensus Pricing	Share tender offered quote	$350
			Discount for lack of marketability	0% - 10% (0%)
Miscellaneous	4,937	Consensus Pricing	Total value of equity	$300 - $800 ($700)
			Discount for lack of marketability	0% - 20% (15%)
			Projected value of rights	$43 - $145 ($130)

EBITDA	-	Earnings Before Interest, Taxes, Depreciation and Amortization

For the unobservable inputs listed in the table above, a significant increase in the loss severity or discount for lack of marketability, or a decrease in the tender price offered could result in a decrease to the fair value measurement. A significant increase in EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Eaton Vance

Multi-Strategy Absolute Return Fund

July 31, 2014 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2014, the Fund owned 57.1% of CMBS Portfolio’s outstanding interests, 0.4% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 2.2% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 1.7% of Government Obligations Portfolio’s outstanding interests, 99.1% of MSAR Completion Portfolio’s outstanding interests, 54.3% of Parametric Market Neutral Portfolio’s outstanding interests and 5.4% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2014 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
CMBS Portfolio (identified cost, $20,093,590)	$20,079,036	8.1%
Eaton Vance Floating Rate Portfolio (identified cost, $60,268,088)	58,760,557	23.8
Global Macro Absolute Return Advantage Portfolio (identified cost, $37,583,481)	37,892,893	15.3
Government Obligations Portfolio (identified cost, $8,791,376)	12,118,877	4.9
MSAR Completion Portfolio (identified cost, $58,973,587)	58,867,604	23.8
Parametric Market Neutral Portfolio (identified cost, $39,049,499)	48,521,425	19.6
Short-Term U.S. Government Portfolio (identified cost, $12,461,575)	12,269,310	5.0

Total Investments in Affiliated Portfolios (identified cost $237,221,196)	$248,509,702	100.5%

Other Assets, Less Liabilities	$(1,263,515)	(0.5)%

Net Assets	$247,246,187	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2014 and October 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC
(call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Multi-Strategy All Market Fund

July 31, 2014 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Hexavest Global Equity Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2014, the Fund owned 0.1% of Boston Income Portfolio’s outstanding interests, 7.1% of CMBS Portfolio’s outstanding interests, 0.1% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 0.6% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Government Obligations Portfolio’s outstanding interests, less than 0.05% of International Income Portfolio’s outstanding interests, 99.9% of MSAM Completion Portfolio’s outstanding interests and 5.0% of Parametric Market Neutral Portfolio’s outstanding interests. The Fund’s Consolidated Portfolio of Investments at July 31, 2014 is set forth below.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $3,336,376)		$3,951,647	7.3%

CMBS Portfolio (identified cost, $2,521,134)		2,510,689	4.7

Eaton Vance Floating Rate Portfolio (identified cost, $14,473,256)		14,599,265	27.1

Global Macro Absolute Return Advantage Portfolio (identified cost, $9,624,656)		9,829,419	18.3

Government Obligations Portfolio (identified cost, $55,464)		3,258	0.0 (1)

International Income Portfolio (identified cost, $14,442)		1	0.0 (1)

MSAM Completion Portfolio (identified cost, $4,020,592)		3,978,540	7.4

Parametric Market Neutral Portfolio (identified cost, $4,072,446)		4,500,047	8.4

Total Investments in Affiliated Portfolios (identified cost $38,118,366)		$39,372,866	73.2%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Hexavest Global Equity Fund, Class I	554,912	$6,769,931	12.6%
Parametric Emerging Markets Fund, Institutional Class	178,954	2,875,795	5.3
Parametric International Equity Fund, Institutional Class	213,233	2,748,578	5.1

Total Investments in Affiliated Investment Funds (identified cost $11,509,418)		$12,394,304	23.0%

Exchange-Traded Funds

Description	Shares	Value	% of Net Assets
SPDR Gold Trust(2)	17,139	$2,114,781	3.9%

Total Exchange-Traded Funds (identified cost $2,391,873)		$2,114,781	3.9%

Total Investments (identified cost $52,019,657)		$53,881,951	100.1%

Other Assets, Less Liabilities		$(71,667)	(0.1)%

Net Assets		$53,810,284	100.0%

(1)	Amount is less than 0.05%.

(2)	Non-income producing.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $2,113,023 or 3.9% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at July 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Foreign Currency Futures
9/14	4 Euro	Short	$(676,488)	$(669,600)	$6,888
Interest Rate Futures
9/14	20 U.S. 2-Year Treasury Note	Short	(4,391,370)	(4,388,438)	2,932
9/14	12 U.S. 5-Year Treasury Note	Short	(1,425,353)	(1,426,031)	(678)
9/14	27 U.S. 10-Year Treasury Note	Long	3,372,518	3,364,453	(8,065)
9/14	7 U.S. Ultra-Long Treasury Bond	Long	1,034,044	1,055,906	21,862

					$22,939

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Societe Generale	$825	Receives	SGI Vol Invest Alpha 2 Index	Pays	0.30%	6/15/15	$(22,678)
Societe Generale	1,650	Receives	SGI Vol Invest Beta 2 Index	Pays	1-Month USD- LIBOR-BBA + 0.30%%	6/15/15	$8,178

							$(14,500)

At July 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into total return swap agreements on a security, basket of securities or an index to hedge against fluctuations in securities prices.

2

Foreign Exchange Risk: The Fund enters into foreign currency futures contracts to enhance total return.

Interest Rate Risk: The Fund enters into interest rate futures contracts to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Total return swaps	$8,178	$(22,678)
Foreign Exchange	Financial futures contracts*	6,888	—
Interest Rate	Financial futures contracts*	24,794	(8,743)

Total		$39,860	$(31,421)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary and excluding the affiliated Portfolios, at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,030,490

Gross unrealized appreciation	$830,319
Gross unrealized depreciation	(351,724)

Net unrealized appreciation	$478,595

Affiliated Investment Funds

Transactions with Affiliated Investment Funds for the fiscal year to date ended July 31, 2014 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period
Eaton Vance Hexavest Global Equity Fund, Class I	$8,943,914	$1,572,055	$3,951,578	$372,054	$252,920	$6,769,931
Parametric Emerging Markets Fund, Institutional Class	2,155,163	573,368	—	31,760	—	2,875,795
Parametric International Equity Fund, Institutional Class	—	2,823,210	—	—	—	2,748,578

Total	$11,099,077	$4,968,633	$3,951,578	$403,814	$252,920	$12,394,304

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$39,372,866	$—	$—	$39,372,866
Investments in Affiliated Investment Funds	12,394,304	—	—	12,394,304
Exchange-Traded Funds	2,114,781	—	—	2,114,781
Total Investments	$53,881,951	$—	$—	$53,881,951
Futures Contracts	$31,682	$—	$—	$31,682
Swap Contracts	—	8,178	—	8,178
Total	$53,913,633	$8,178	$—	$53,921,811

Liability Description
Futures Contracts	$(8,743)	$—	$—	$(8,743)
Swap Contracts	—	(22,678)	—	(22,678)
Total	$(8,743)	$(22,678)	$—	$(31,421)

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Financial Futures Contracts. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Parametric Market Neutral Fund

July 31, 2014 (Unaudited)

Parametric Market Neutral Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Parametric Market Neutral Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $27,014,216 and the Fund owned 30.2% of the Portfolio’s outstanding interests.

On August 11, 2014, the Fund’s Trustees approved the liquidation of the Fund. The Fund liquidated on September 19, 2014 and all shares of the Fund outstanding on such date were redeemed.

Parametric Market Neutral Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 72.6%

Security	Shares	Value
Australia — 1.5%
AGL Energy, Ltd.	3,995	$54,456
Amcor, Ltd.	2,508	24,005
Ardent Leisure Group	4,248	10,100
Aristocrat Leisure, Ltd.	2,593	13,602
Asciano, Ltd.	3,163	17,558
BHP Billiton, Ltd.	2,836	100,696
Brambles, Ltd.	4,757	41,182
carsales.com, Ltd.	986	10,412
Commonwealth Bank of Australia	1,051	81,063
Computershare, Ltd.	3,083	37,205
CSL, Ltd.	1,953	121,679
Domino’s Pizza Enterprises, Ltd.	557	11,073
DUET Group	10,042	22,395
Echo Entertainment Group, Ltd.	3,852	11,800
Harvey Norman Holdings, Ltd.	6,353	18,026
James Hardie Industries PLC CDI	1,310	16,268
Myer Holdings, Ltd.	5,017	10,475
National Australia Bank, Ltd.	898	29,158
Navitas, Ltd.	1,496	6,811
Oil Search, Ltd.	3,932	34,391
Origin Energy, Ltd.	4,551	59,935
Orora, Ltd.	9,401	12,660
Ramsay Health Care, Ltd.	510	22,721
Recall Holdings, Ltd.(1)	2,350	11,191
Scentre Group(1)	1,263	3,991
Spark Infrastructure Group	9,966	17,366
Sydney Airport	3,269	12,968
Tabcorp Holdings, Ltd.	6,320	20,422
Tatts Group, Ltd.	6,146	20,183
Telstra Corp., Ltd.	28,309	143,558
Transurban Group	4,379	31,446
Treasury Wine Estates, Ltd.	2,737	12,542
UGL, Ltd.	1,492	9,577
Village Roadshow, Ltd.	1,518	10,931
Westfield Corp.	1,014	7,048
Westpac Banking Corp.	1,470	46,746
Woodside Petroleum, Ltd.	1,569	61,589
Woolworths, Ltd.	3,586	122,226

		$1,299,455

Austria — 0.1%
ams AG	875	$31,201
Andritz AG	289	15,643
CA Immobilien Anlagen AG	521	10,406
Immofinanz AG	3,748	11,820
OMV AG	764	30,727
Telekom Austria AG	3,036	29,111

		$128,908

Belgium — 0.4%
Ageas	317	$11,378
Anheuser-Busch InBev NV	834	90,016
Belgacom SA	1,613	52,711
Groupe Bruxelles Lambert SA	287	28,544

1

Security	Shares	Value
Solvay SA	276	$44,565
Telenet Group Holding NV(1)	818	43,723
UCB SA	650	59,621
Umicore SA	582	28,127

		$358,685

Brazil — 1.6%
AES Tiete SA, PFC Shares	3,300	$26,996
All America Latina Logistica SA (Units)	5,800	22,241
Banco do Brasil SA	4,700	57,425
Banco Santander Brasil SA ADR	8,800	59,136
BM&F Bovespa SA	10,600	56,580
BR Malls Participacoes SA	5,900	50,971
Centrais Eletricas Brasileiras SA	5,300	25,440
Cia de Concessoes Rodoviarias SA (CCR)	7,400	58,189
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,700	32,930
Cia de Saneamento de Minas Gerais-COPASA	1,500	24,562
Cia Energetica de Minas Gerais SA, PFC Shares	4,707	38,320
Cia Energetica de Sao Paulo, PFC Shares, Class B	2,400	30,604
Cia Hering	3,200	29,789
Cia Siderurgica Nacional SA ADR	5,500	27,335
Cielo SA	3,448	63,071
Embraer SA ADR	1,210	46,028
Estacio Participacoes SA	4,000	49,631
Gerdau SA ADR	4,000	23,520
Itau Unibanco Holding SA, PFC Shares	8,140	125,935
Lojas Americanas SA, PFC Shares	8,206	52,265
Lojas Renner SA	2,400	72,463
Natura Cosmeticos SA	2,400	37,374
Petroleo Brasileiro SA ADR	3,000	47,820
Petroleo Brasileiro SA, PFC Shares	12,100	101,867
Raia Drogasil SA	5,000	41,807
Tim Participacoes SA	7,100	37,616
Totvs SA	1,500	25,911
Ultrapar Participacoes SA	900	20,727
Vale SA	3,100	44,476
Vale SA ADR	3,900	55,965
Weg SA	2,340	28,054

		$1,415,048

Chile — 0.6%
Antarchile SA, Series A	2,600	$33,634
Banco de Chile	341,213	42,417
Banco de Credito e Inversiones	384	21,113
Banco Santander Chile SA ADR	1,340	34,076
Cencosud SA	9,300	28,939
Cia Cervecerias Unidas SA	1,900	21,359
Corpbanca SA	2,058,100	24,307
Empresa Nacional de Electricidad SA	21,600	32,070
Empresas CMPC SA	14,200	32,023
Empresas Copec SA	5,200	63,681
Enersis SA	152,500	51,255
Latam Airlines Group SA	2,330	27,413
S.A.C.I. Falabella	7,300	57,874
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,200	33,276

		$503,437

China — 2.4%
Agricultural Bank of China, Ltd., Class H	64,000	$31,005
Air China, Ltd., Class H	37,313	22,817
Anhui Conch Cement Co., Ltd., Class H	19,500	73,453
Baidu, Inc. ADR(1)	700	151,235
Bank of Communications, Ltd., Class H	84,000	64,361
Beijing Enterprises Holdings, Ltd.	3,694	32,191

2

Security	Shares	Value
Brilliance China Automotive Holdings, Ltd.	18,000	$33,686
China CITIC Bank Corp., Ltd., Class H	53,601	35,490
China Coal Energy Co., Class H	126,213	76,017
China Communications Construction Co., Ltd., Class H	30,000	22,742
China Construction Bank Corp., Class H	64,000	49,131
China Life Insurance Co., Ltd., Class H	26,000	77,382
China Longyuan Power Group Corp., Class H	43,000	43,692
China Mengniu Dairy Co., Ltd.	7,000	33,842
China Merchants Bank Co., Ltd., Class H	30,000	60,705
China Merchants Holdings (International) Co., Ltd.	16,000	53,823
China Mobile, Ltd.	19,000	207,606
China National Building Material Co., Ltd., Class H	58,000	57,827
China Overseas Land & Investment, Ltd.	12,000	36,566
China Pacific Insurance (Group) Co., Ltd., Class H	6,400	25,137
China Resources Enterprise, Ltd.	10,000	30,366
China Resources Power Holdings Co., Ltd.	10,000	28,064
China Telecom Corp., Ltd., Class H	100,000	56,364
Citic Pacific, Ltd.	20,000	39,937
Ctrip.com International, Ltd. ADR(1)	800	51,224
Digital China Holdings, Ltd.	32,000	31,494
Guangdong Investment, Ltd.	20,000	22,403
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	45,800	36,732
Inner Mongolia Yitai Coal Co., Ltd., Class B	50,400	74,428
Lenovo Group, Ltd.	42,000	57,399
Mindray Medical International, Ltd. ADR	800	24,040
NetEase.com, Inc. ADR	600	50,424
New Oriental Education & Technology Group, Inc. ADR	800	15,640
PICC Property & Casualty Co., Ltd., Class H	50,000	80,976
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	24,618
SINA Corp.(1)	660	31,937
Sinopharm Group Co., Ltd., Class H	8,800	25,844
Tingyi (Cayman Islands) Holding Corp.	14,000	39,821
Want Want China Holdings, Ltd.	25,000	34,202
Weichai Power Co., Ltd., Class H	8,200	35,626
WuXi PharmaTech (Cayman), Inc. ADR(1)	800	24,648
Yanzhou Coal Mining Co., Ltd., Class H	94,000	76,703
ZTE Corp., Class H	14,400	29,938

		$2,111,536

Colombia — 0.3%
Almacenes Exito SA	1,900	$30,675
Banco de Bogota	763	28,459
Bancolombia SA ADR, PFC Shares	600	37,446
Cementos Argos SA	3,300	19,342
Ecopetrol SA	23,700	40,158
Grupo Aval Acciones y Valores SA, PFC Shares	44,700	33,107
Grupo Nutresa SA	2,820	40,720
Interconexion Electrica SA	4,900	24,099
ISAGEN SA ESP	14,100	24,380

		$278,386

Czech Republic — 0.4%
CEZ AS	5,830	$165,008
Komercni Banka AS	470	101,899
Pegas Nonwovens SA	1,430	42,986
Unipetrol AS(1)	4,870	30,076

		$339,969

Denmark — 0.4%
A.P. Moller-Maersk A/S, Class A	10	$22,441
A.P. Moller-Maersk A/S, Class B	18	41,964
Carlsberg A/S, Class B	403	38,558
Danske Bank A/S	1,253	36,200

3

Security	Shares	Value
DSV A/S	645	$20,369
Novo Nordisk A/S, Class B	1,442	66,378
Novozymes A/S, Class B	1,159	57,312
Pandora A/S	512	35,037
TDC A/S	3,691	37,235
Tryg A/S	163	16,423

		$371,917

Egypt — 0.0%(2)
Egypt Kuwait Holding Co.(1)	239	$249

		$249

Finland — 0.4%
Elisa Oyj	1,797	$51,472
Kesko Oyj, Class B	639	24,303
Kone Oyj, Class B	831	34,942
Nokia Oyj	7,345	58,190
Nokian Renkaat Oyj	347	12,014
Orion Oyj, Class B	1,244	46,120
Sampo Oyj	1,060	52,656
UPM-Kymmene Oyj	2,069	33,722
Wartsila Oyj	404	20,346

		$333,765

France — 1.4%
Air Liquide SA	1,170	$148,887
AtoS	282	22,020
AXA SA	1,201	27,593
BNP Paribas SA	777	51,557
Cap Gemini SA	729	52,862
Christian Dior SA	113	19,682
Danone SA	956	69,053
Dassault Systemes SA	580	38,921
Essilor International SA	258	25,203
GDF Suez	4,169	107,496
Iliad SA	94	25,872
L’Oreal SA	309	52,178
LVMH Moet Hennessy Louis Vuitton SA	357	61,412
Natixis	2,217	14,326
Publicis Groupe SA	230	16,687
Safran SA	440	25,858
Sanofi	864	90,712
Societe BIC SA	100	13,787
Sodexo	206	20,474
Suez Environnement Co. SA	1,196	22,321
Thales SA	248	14,105
Total SA	2,155	138,986
Unibail-Rodamco SE	90	24,159
Vinci SA	361	24,914
Vivendi SA	4,747	119,141

		$1,228,206

Germany — 1.5%
Adidas AG	312	$24,705
Allianz SE	427	71,089
BASF SE	750	77,620
Bayer AG	677	89,301
Bayerische Motoren Werke AG	362	43,121
Bayerische Motoren Werke AG, PFC Shares	159	15,068
Beiersdorf AG	447	40,290
Commerzbank AG(1)	1,643	23,607
Continental AG	85	18,306
Deutsche Boerse AG	195	14,117

4

Security	Shares	Value
Deutsche Post AG	1,224	$39,161
Deutsche Telekom AG	8,127	131,882
E.ON SE	5,500	103,831
Hannover Rueckversicherung AG	175	14,939
Henkel AG & Co. KGaA, PFC Shares	854	94,965
Indus Holding AG	212	11,141
Linde AG	247	50,378
Muenchener Rueckversicherungs-Gesellschaft AG	103	21,854
Porsche Automobil Holding SE, PFC Shares	228	21,311
QIAGEN NV(1)	1,968	48,059
RWE AG	1,596	64,077
SAP SE	2,211	173,767
Siemens AG	774	95,586
Suedzucker AG	594	10,405
Volkswagen AG, PFC Shares	95	22,063

		$1,320,643

Greece — 0.2%
Alpha Bank AE(1)	21,300	$17,019
Folli Follie SA(1)	500	20,906
Hellenic Telecommunications Organization SA(1)	2,550	34,955
JUMBO SA(1)	1,568	23,455
OPAP SA	2,000	32,593
Piraeus Bank SA(1)	10,900	22,901
Titan Cement Co. SA	883	27,071

		$178,900

Hong Kong — 0.8%
AIA Group, Ltd.	8,800	$47,201
Bank of East Asia, Ltd.	4,200	17,905
Biosensors International Group, Ltd.	13,000	8,825
BOC Hong Kong (Holdings), Ltd.	8,000	25,091
Cathay Pacific Airways, Ltd.	8,000	15,093
Cheung Kong Infrastructure Holdings, Ltd.	4,000	28,129
CLP Holdings, Ltd.	6,000	49,912
Enn Energy Holdings, Ltd.	6,000	42,285
Fosun International, Ltd.	14,000	17,780
Galaxy Entertainment Group, Ltd.	9,000	75,572
Global Brands Group Holdings, Ltd.(1)	8,000	2,085
Hang Lung Properties, Ltd.	4,000	12,353
Hang Seng Bank, Ltd.	1,600	27,146
Hong Kong & China Gas Co., Ltd.	5,698	12,457
Hongkong Land Holdings, Ltd.	3,000	20,505
Hopewell Holdings, Ltd.	5,000	17,367
Hutchison Whampoa, Ltd.	6,000	81,469
Jardine Matheson Holdings, Ltd.	400	23,876
Li & Fung, Ltd.	8,000	10,637
Link REIT (The)	4,000	22,720
MTR Corp., Ltd.	6,000	23,571
PAX Global Technology, Ltd.(1)	18,000	13,798
Power Assets Holdings, Ltd.	7,500	67,040
Sands China, Ltd.	4,400	32,332
VTech Holdings, Ltd.	1,200	14,835

		$709,984

Hungary — 0.3%
Magyar Telekom Rt.(1)	28,610	$45,410
MOL Hungarian Oil & Gas Rt.	1,580	76,414
OTP Bank Rt.	5,880	101,914
Richter Gedeon Nyrt.	5,130	84,176

		$307,914

5

Security	Shares	Value
India — 0.2%
Dr. Reddy’s Laboratories, Ltd. ADR	700	$31,325
Infosys, Ltd. ADR	1,900	104,158

		$135,483

Indonesia — 0.6%
Adaro Energy Tbk PT	228,900	$23,029
Bank Central Asia Tbk PT	59,800	59,845
Bank Mandiri Tbk PT	41,800	36,373
Bank Negara Indonesia Persero Tbk PT	66,200	28,674
Bank Rakyat Indonesia Tbk PT	39,900	38,271
Gudang Garam Tbk PT	5,500	25,432
Indocement Tunggal Prakarsa Tbk PT	12,900	27,927
Indofood Sukses Makmur Tbk PT	36,000	21,670
Kalbe Farma Tbk PT	269,700	39,831
Lippo Karawaci Tbk PT	274,500	25,931
Media Nusantara Citra Tbk PT	123,000	27,290
Perusahaan Gas Negara Tbk PT	87,500	44,043
Semen Gresik (Persero) Tbk PT	31,700	44,463
Telekomunikasi Indonesia Tbk PT	288,700	65,585
Unilever Indonesia Tbk PT	10,700	27,997
United Tractors Tbk PT	16,000	31,379

		$567,740

Ireland — 0.4%
Bank of Ireland(1)	100,000	$35,138
CRH PLC	2,474	57,744
DCC PLC	638	36,401
FleetMatics Group PLC(1)	823	25,999
Grafton Group PLC	1,701	16,485
ICON PLC(1)	1,639	84,900
Irish Continental Group PLC	3,810	13,578
Kerry Group PLC, Class A	576	42,780
Paddy Power PLC	868	61,289

		$374,314

Israel — 0.3%
Bank Hapoalim B.M.	6,753	$39,392
Bezeq Israeli Telecommunication Corp., Ltd.	29,191	54,354
Check Point Software Technologies, Ltd.(1)	479	32,510
Elbit Systems, Ltd.	368	23,061
Israel Chemicals, Ltd.	3,091	25,134
Israel Corp., Ltd.(1)	41	24,131
Mizrahi Tefahot Bank, Ltd.	1,449	18,322
Ormat Industries, Ltd.	1,377	9,977
Teva Pharmaceutical Industries, Ltd. ADR	1,425	76,237

		$303,118

Italy — 0.6%
Assicurazioni Generali SpA	750	$15,655
Astaldi SpA	933	8,981
Atlantia SpA	1,920	50,815
Autogrill SpA(1)	1,425	12,126
CIR SpA(1)	6,635	9,221
Davide Campari-Milano SpA	2,889	22,537
Enel SpA	7,128	40,580
ENI SpA	3,829	97,432
Finmeccanica SpA(1)	1,116	10,282
Intesa Sanpaolo SpA	9,658	28,681
Luxottica Group SpA	670	36,963
Pirelli & C. SpA	890	13,273
Recordati SpA	1,001	16,522

6

Security	Shares	Value
Snam SpA	5,176	$30,512
Telecom Italia SpA(1)	50,420	58,099
Telecom Italia SpA, PFC Shares	47,021	43,963
Terna Rete Elettrica Nazionale SpA	4,240	22,299

		$517,941

Japan — 3.1%
Aeon Co., Ltd.	1,700	$19,088
Air Water, Inc.	2,000	31,986
Ajinomoto Co., Inc.	2,000	30,744
Asahi Group Holdings, Ltd.	1,100	33,175
Asahi Kasei Corp.	3,000	23,709
Astellas Pharma, Inc.	5,200	70,515
Brother Industries, Ltd.	800	14,313
Canon, Inc.	1,300	42,530
Central Japan Railway Co.	100	14,202
Century Tokyo Leasing Corp.	300	9,633
Chiba Bank, Ltd. (The)	3,000	21,838
Chubu Electric Power Co., Inc.(1)	4,000	46,498
Chugai Pharmaceutical Co., Ltd.	900	29,955
Chugoku Bank, Ltd. (The)	1,000	15,364
Cosmo Oil Co., Ltd.	6,000	12,027
Daicel Corp.	2,000	20,185
Daido Steel Co., Ltd.	3,000	14,019
Daikin Industries, Ltd.	200	13,736
Daito Trust Construction Co., Ltd.	100	12,053
Daiwa House Industry Co., Ltd.	1,000	20,299
Daiwa House REIT Investment Corp.	2	8,839
Daiwa House Residential REIT	2	9,378
Dentsu, Inc.	300	11,882
Dowa Holdings Co., Ltd.	2,000	18,610
Dydo Drinco, Inc.	300	13,247
East Japan Railway Co.	200	16,021
Eisai Co., Ltd.	700	29,652
Electric Power Development Co., Ltd.	900	28,996
FANUC Corp.	200	34,566
Fast Retailing Co., Ltd.	100	33,015
FUJIFILM Holdings Corp.	900	25,691
Fujitsu, Ltd.	3,000	22,996
Gunma Bank, Ltd. (The)	3,000	17,651
Hachijuni Bank, Ltd. (The)	3,000	18,442
Hamamatsu Photonics K.K.	400	18,803
Hirose Electric Co., Ltd.	100	14,054
Hiroshima Bank, Ltd. (The)	3,000	14,558
Hitachi Metals, Ltd.	1,000	16,261
Hitachi, Ltd.	2,000	15,502
Honda Motor Co., Ltd.	1,000	34,811
House Foods Group, Inc.	700	12,621
Hoya Corp.	500	16,189
Ibiden Co., Ltd.	800	15,986
Idemitsu Kosan Co., Ltd.	700	14,308
IHI Corp.	3,000	13,873
ITOCHU Corp.	900	11,459
ITOCHU Techno-Solutions Corp.	300	13,417
Japan Real Estate Investment Corp.	2	11,242
Japan Tobacco, Inc.	2,100	73,852
JX Holdings, Inc.	16,300	83,816
Kamigumi Co., Ltd.	2,000	19,128
Kansai Electric Power Co., Inc. (The)(1)	5,200	47,498
Kansai Paint Co., Ltd.	2,000	33,515
Kao Corp.	1,300	53,461
KDDI Corp.	2,300	132,211
Keihan Electric Railway Co., Ltd.	3,000	13,054

7

Security	Shares	Value
Kewpie Corp.	700	$12,597
Keyence Corp.	100	43,564
Kikkoman Corp.	1,000	21,901
Kintetsu Corp.	3,000	10,924
Kobayashi Pharmaceutical Co., Ltd.	200	12,398
Kubota Corp.	1,000	13,165
Kyocera Corp.	400	19,375
Kyowa Hakko Kirin Co., Ltd.	2,000	27,477
Kyushu Electric Power Co., Inc.(1)	3,000	33,310
Lawson, Inc.	200	14,977
Lion Corp.	2,000	11,636
Marubeni Corp.	2,000	14,056
Maruichi Steel Tube, Ltd.	400	11,073
Miraca Holdings, Inc.	300	13,884
Mitsubishi Chemical Holdings Corp.	3,000	13,130
Mitsubishi Corp.	900	18,965
Mitsubishi Estate Co., Ltd.	1,000	24,453
Mitsubishi Materials Corp.	3,000	10,906
Mitsubishi UFJ Financial Group, Inc.	8,600	50,717
Mitsui & Co., Ltd.	1,200	19,245
Mizuho Financial Group, Inc.	12,700	24,657
Murata Manufacturing Co., Ltd.	300	28,598
Nintendo Co., Ltd.	100	11,109
Nippon Building Fund, Inc.	2	11,228
Nippon Electric Glass Co., Ltd.	2,000	11,205
Nippon Telegraph & Telephone Corp.	1,500	99,606
NOK Corp.	600	12,252
NTT DoCoMo, Inc.	5,100	89,434
Ono Pharmaceutical Co., Ltd.	300	25,377
ORIX Corp.	900	14,545
Osaka Gas Co., Ltd.	11,000	45,752
Otsuka Holdings Co., Ltd.	700	22,290
Pigeon Corp.	200	11,489
Rakuten, Inc.	1,129	14,827
Santen Pharmaceutical Co., Ltd.	400	23,580
Seven Bank, Ltd.	3,200	12,842
Shin-Etsu Chemical Co., Ltd.	600	38,057
Showa Denko K.K.	7,000	10,183
Stanley Electric Co., Ltd.	400	10,375
Sumitomo Metal Mining Co., Ltd.	1,000	16,659
Sumitomo Mitsui Financial Group, Inc.	600	24,459
Suzuken Co., Ltd.	400	12,753
Takeda Pharmaceutical Co., Ltd.	1,300	59,296
Tokio Marine Holdings, Inc.	600	18,868
Tokyo Electron, Ltd.	200	13,065
Tokyo Gas Co., Ltd.	12,000	68,552
TonenGeneral Sekiyu K.K.	3,000	26,200
Toray Industries, Inc.	3,000	20,307
Toyota Motor Corp.	1,800	106,272
Unicharm Corp.	400	24,493
USS Co., Ltd.	900	15,723
Yamaguchi Financial Group, Inc.	1,000	10,243
Yamato Holdings Co., Ltd.	700	14,582

		$2,811,105

Kuwait — 0.3%
Agility Public Warehousing Co. KSC	250	$698
Burgan Bank SAK	6,152	11,049
Commercial Bank of Kuwait SAK	11,100	27,704
Gulf Bank(1)	11,903	14,294
Kuwait Finance House KSC	9,617	27,390
Kuwait Foods Co. (Americana)	2,800	30,386

8

Security	Shares	Value
Mabanee Co. SAKC	3,675	$12,859
Mobile Telecommunications Co.	18,600	41,597
National Bank of Kuwait SAK	17,888	61,534
National Industries Group Holding(1)	26,460	20,489

		$248,000

Malaysia — 0.6%
AMMB Holdings Bhd	10,700	$23,175
Axiata Group Bhd	14,200	30,913
Dialog Group Bhd	41,731	24,232
Digi.com Bhd	12,500	22,200
Gamuda Bhd	14,300	21,357
Genting Bhd	10,100	31,080
IJM Corp. Bhd	10,700	22,376
Lafarge Malayan Cement Bhd	8,200	24,975
Malayan Banking Bhd	11,900	36,707
Maxis Bhd	10,500	22,179
Petronas Chemicals Group Bhd	18,200	37,744
Petronas Dagangan Bhd	3,400	19,709
Public Bank Bhd	4,700	29,050
Resorts World Bhd	20,400	28,046
RHB Capital Bhd	9,000	25,449
Sapurakencana Petroleum Bhd(1)	20,397	27,437
Sime Darby Bhd	20,700	61,524
Tenaga Nasional Bhd	10,300	39,976

		$528,129

Mexico — 1.6%
Alfa SAB de CV, Series A	31,700	$86,564
America Movil SAB de CV ADR, Series L	11,800	278,126
Bolsa Mexicana de Valores SAB de CV	20,000	40,711
Cemex SAB de CV ADR(1)	9,299	116,795
Coca Cola Femsa SAB de CV ADR	300	32,019
Compartamos SAB de CV	26,800	54,269
Embotelladoras Arca SAB de CV	5,300	37,469
Fomento Economico Mexicano SAB de CV ADR	800	75,112
Grupo Aeroportuario del Pacifico SAB de CV ADR	400	26,928
Grupo Bimbo SAB de CV, Series A	13,700	42,012
Grupo Carso SA de CV, Series A1	6,000	33,980
Grupo Financiero Banorte SAB de CV, Class O	18,200	121,081
Grupo Financiero Inbursa SAB de CV, Class O	18,400	56,230
Grupo Mexico SAB de CV, Series B	24,743	88,042
Grupo Televisa SA ADR	2,270	80,789
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	11,200	31,770
Industrias Penoles SAB de CV	1,000	24,962
Kimberly-Clark de Mexico SAB de CV, Class A	9,900	25,117
Mexichem SAB de CV	8,732	34,875
Promotora y Operadora de Infraestructura SAB de CV(1)	3,000	40,489
Wal-Mart de Mexico SAB de CV, Series V	27,400	68,044

		$1,395,384

Netherlands — 0.8%
Aercap Holdings NV(1)	229	$9,991
Airbus Group NV	535	31,041
Akzo Nobel NV	917	66,046
ASML Holding NV	1,079	101,761
CNH Industrial NV	2,974	27,450
Fugro NV	817	31,460
Heineken NV	342	24,024
ING Groep NV(1)	3,726	48,392
Koninklijke Ahold NV	1,466	25,562
Koninklijke DSM NV	667	46,078
Koninklijke KPN NV(1)	23,031	73,645

9

Security	Shares	Value
Koninklijke Philips NV	1,371	$42,255
Koninklijke Vopak NV	753	34,856
Reed Elsevier NV	4,294	96,660
STMicroelectronics NV	4,609	38,231
Unilever NV	779	32,060

		$729,512

New Zealand — 0.1%
Argosy Property, Ltd.	12,520	$10,683
Auckland International Airport, Ltd.	10,086	32,607
Fletcher Building, Ltd.	3,787	29,149
Kiwi Income Property Trust REIT	15,506	15,467
Xero, Ltd.(1)	938	19,753

		$107,659

Norway — 0.4%
DNB ASA	1,443	$25,572
Kongsberg Gruppen ASA	820	18,725
Nordic Semiconductor ASA(1)	2,453	13,197
Orkla ASA	3,932	35,591
Salmar ASA	710	13,905
Schibsted ASA	922	44,510
Seadrill, Ltd.	500	17,964
Statoil ASA	1,375	39,290
Stolt-Nielsen, Ltd.	522	11,859
Telenor ASA	2,615	60,179
Veidekke ASA	1,643	17,971
Yara International ASA	801	36,599

		$335,362

Peru — 0.5%
Alicorp SA	18,200	$54,256
Cia de Minas Buenaventura SA ADR	2,000	23,420
Credicorp, Ltd.	600	88,752
Grana y Montero SA	9,300	31,044
Luz del Sur SAA	5,700	19,332
Southern Copper Corp.	6,189	203,371

		$420,175

Philippines — 0.2%
Ayala Land, Inc., PFC Shares(3)	65,600	$151
Bank of the Philippine Islands	9,185	20,006
International Container Terminal Services, Inc.	9,481	24,604
JG Summit Holding, Inc.	18,200	22,160
Philex Mining Corp.	75,900	21,798
Philippine Long Distance Telephone Co.	360	25,350
SM Investments Corp.	1,225	22,304
SM Prime Holdings, Inc.	65,800	23,052
Universal Robina Corp.	7,400	27,413

		$186,838

Poland — 0.6%
Asseco Poland SA	1,770	$23,545
Bank Pekao SA	850	45,046
BRE Bank SA	170	25,499
Cyfrowy Polsat SA	2,734	20,454
KGHM Polska Miedz SA	1,033	42,381
LPP SA	17	42,412
Orange Polska SA	7,940	26,220
Polish Oil & Gas	18,340	28,392
Polska Grupa Energetyczna SA	8,040	53,490
Polski Koncern Naftowy Orlen SA	3,090	36,485

10

Security	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	6,350	$72,213
Powszechny Zaklad Ubezpieczen SA	487	68,472
Tauron Polska Energia SA	14,460	23,474

		$508,083

Portugal — 0.1%
EDP-Energias de Portugal SA	7,301	$34,191
Jeronimo Martins SGPS SA	1,415	18,496
Mota-Engil SGPS SA	1,973	12,306
NOS SGPS	4,716	28,108
Portucel SA	4,607	21,134

		$114,235

Qatar — 0.3%
Barwa Real Estate Co.	2,800	$28,823
Gulf International Services QSC	750	23,498
Industries Qatar	1,245	58,576
Masraf Al Rayan	2,050	29,953
Ooredoo QSC	644	22,560
Qatar National Bank	848	41,938
United Development Co.	3,255	25,326
Vodafone Qatar	5,500	28,998

		$259,672

Russia — 1.3%
Federal Hydrogenerating Co. JSC ADR	19,300	$32,652
Globaltrans Investment PLC GDR(4)	2,200	21,625
LUKOIL OAO ADR	2,490	138,820
Magnit OJSC	585	148,788
Mail.ru Group, Ltd. GDR(4)	1,040	31,025
MMC Norilsk Nickel ADR	3,000	58,669
Mobile TeleSystems OJSC	9,300	71,770
OAO Gazprom ADR	25,000	182,417
Pharmstandard OJSC GDR(1)(4)	1,286	10,690
PIK Group GDR(1)(4)	9,700	20,490
Rosneft Oil Co. GDR(1)(4)	5,700	35,170
Rostelecom	11,150	27,400
Sberbank of Russia ADR	17,100	141,858
Surgutneftegas OJSC ADR	5,900	40,858
Surgutneftegas OJSC, PFC Shares	40,400	29,645
Tatneft ADR	1,500	53,316
Uralkali OJSC GDR(4)	1,700	32,461
VimpelCom, Ltd. ADR	3,275	27,313
VTB Bank OJSC GDR(4)	17,800	38,871
Yandex NV, Class A(1)	1,900	57,532

		$1,201,370

Singapore — 0.3%
Ascendas Real Estate Investment Trust	6,000	$11,195
ComfortDelGro Corp., Ltd.	7,000	14,467
Flextronics International, Ltd.(1)	3,224	33,497
Genting Singapore PLC	21,000	22,392
Noble Group, Ltd.	10,000	11,320
Oversea-Chinese Banking Corp., Ltd.	3,000	23,943
Singapore Press Holdings, Ltd.	7,000	23,259
Singapore Technologies Engineering, Ltd.	4,000	12,148
Singapore Telecommunications, Ltd.	14,000	45,535
United Engineers, Ltd.	5,000	9,594
United Overseas Bank, Ltd.	2,000	38,597
Wilmar International, Ltd.	10,000	26,109

		$272,056

South Africa — 1.5%
Anglo Platinum, Ltd.(1)	500	$21,951
AngloGold Ashanti, Ltd.(1)	2,200	37,722

11

Security	Shares	Value
Barclays Africa Group, Ltd.	1,800	$28,007
Barloworld, Ltd.	2,400	22,760
Bidvest Group, Ltd.	2,950	79,359
Capital Property Fund(1)	19,700	21,219
Clicks Group, Ltd.	4,000	24,519
FirstRand, Ltd.	9,500	38,194
Impala Platinum Holdings, Ltd.	2,786	27,608
Massmart Holdings, Ltd.	2,200	28,748
MMI Holdings, Ltd.	10,300	24,884
Mr. Price Group, Ltd.	1,400	26,441
MTN Group, Ltd.	12,800	264,952
Nedbank Group, Ltd.	1,100	23,957
Netcare, Ltd.	10,000	28,710
Remgro, Ltd.	1,800	38,839
Reunert, Ltd.	3,300	19,775
RMB Holdings, Ltd.	6,000	31,126
Sanlam, Ltd.	7,500	42,541
Sasol, Ltd.	2,100	121,135
Shoprite Holdings, Ltd.	3,300	49,796
Spar Group, Ltd.	3,300	38,086
Standard Bank Group, Ltd.	4,600	61,891
Steinhoff International Holdings, Ltd.	10,400	51,952
Sun International, Ltd.	2,500	24,961
Tiger Brands, Ltd.	900	25,875
Truworths International, Ltd.	4,100	28,707
Vodacom Group (Pty), Ltd.	4,000	46,752
Wilson Bayly Holmes-Ovcon, Ltd.	1,800	21,477

		$1,301,944

South Korea — 1.4%
Celltrion, Inc.(1)	903	$34,642
Cheil Worldwide, Inc.(1)	1,110	23,225
CJ Corp.	150	21,149
Dongbu Insurance Co., Ltd.	590	33,405
Hankook Tire Co., Ltd.	410	22,442
Honam Petrochemical Corp.	140	23,604
Hynix Semiconductor, Inc.(1)	870	37,853
Hyundai Glovis Co., Ltd.	110	28,071
Hyundai Heavy Industries Co., Ltd.	140	20,182
Hyundai Marine & Fire Insurance Co., Ltd.	1,110	32,822
Hyundai Motor Co.	350	82,855
Hyundai Steel Co.	300	22,855
Kangwon Land, Inc.	850	28,184
Korea Electric Power Corp.	1,000	41,266
Korea Zinc Co., Ltd.	100	40,041
Korean Reinsurance Co.	2,629	28,764
KT&G Corp.	290	28,015
LG Chem, Ltd.	190	53,170
LG Corp.	490	32,814
LG Electronics, Inc.	680	50,376
Naver Corp.	55	39,272
POSCO	320	103,986
Samsung Electro-Mechanics Co., Ltd.	350	21,328
Samsung Electronics Co., Ltd.	176	227,782
Samsung Fire & Marine Insurance Co., Ltd.	90	24,669
Samsung Life Insurance Co., Ltd.	510	51,913
Samsung SDI Co., Ltd.	194	29,872
Samsung Securities Co., Ltd.	690	32,531
SK Telecom Co., Ltd. ADR	1,500	42,465
TONGYANG Securities, Inc.(1)	9,480	28,162

		$1,287,715

12

Security	Shares	Value
Spain — 0.8%
Abertis Infraestructuras SA	1,918	$42,038
Acerinox SA	1,283	21,351
Amadeus IT Holding SA, Class A	2,081	81,889
Banco Santander SA	5,512	55,381
CaixaBank SA	2,660	15,995
Distribuidora Internacional de Alimentacion SA	2,714	22,496
Enagas SA	608	20,228
Ferrovial SA	2,089	43,769
Grifols SA, Class A	1,110	50,103
Grifols SA, Class B	760	28,298
Industria de Diseno Textil SA	3,375	98,594
Red Electrica Corp. SA	267	22,943
Repsol SA	3,117	77,730
Telefonica SA	5,584	91,033

		$671,848

Sweden — 0.7%
Atlas Copco AB, Class A	605	$18,050
BillerudKorsnas AB	1,442	21,303
Elekta AB, Class B	4,075	49,932
Hennes & Mauritz AB, Class B	2,504	102,367
Hexpol AB	291	24,446
Holmen AB, Class B	798	26,875
Investment AB Kinnevik, Class B	286	11,871
Investor AB, Class B	701	25,200
Lundin Petroleum AB(1)	1,461	26,186
Meda AB, Class A	2,437	39,292
Skanska AB, Class B	846	17,579
SKF AB, Class B	786	18,528
Svenska Cellulosa AB SCA, Class B	1,720	42,357
Swedbank AB, Class A	1,371	35,122
Telefonaktiebolaget LM Ericsson, Class B	5,660	70,478
TeliaSonera AB	12,724	95,299

		$624,885

Switzerland — 1.4%
ABB, Ltd.(1)	3,860	$88,772
Adecco SA(1)	124	9,275
Baloise Holding AG	183	22,034
Compagnie Financiere Richemont SA, Class A	1,423	135,032
Dufry AG(1)	60	10,275
GAM Holding AG(1)	540	9,775
Givaudan SA	40	65,424
Logitech International SA	1,271	18,642
Mobimo Holding AG(1)	59	11,980
Nestle SA	3,115	230,635
Novartis AG	2,526	219,758
Schindler Holding AG	110	16,293
SGS SA	8	17,428
Sonova Holding AG	123	19,084
Swatch Group, Ltd. (The), Bearer Shares	106	56,528
Swiss Life Holding AG	44	10,175
Swiss Re AG	822	69,876
Swisscom AG	127	70,510
Syngenta AG	394	139,576
Zurich Insurance Group AG(1)	217	63,041

		$1,284,113

Taiwan — 1.4%
Acer, Inc.(1)	73,000	$57,856
Advanced Semiconductor Engineering, Inc.	32,931	39,109
Asustek Computer, Inc.	4,000	42,269
Catcher Technology Co., Ltd.	7,000	57,214

13

Security	Shares	Value
Cathay Financial Holding Co., Ltd.	22,690	$37,756
Cheng Shin Rubber Industry Co., Ltd.	11,765	29,497
China Development Financial Holding Corp.	71,000	23,471
Chunghwa Telecom Co., Ltd.	22,000	67,113
Compal Electronics, Inc.	54,000	49,705
CTBC Financial Holding Co., Ltd.	42,057	29,436
Delta Electronics, Inc.	9,000	61,159
Far EasTone Telecommunications Co., Ltd.	9,000	18,669
Formosa Chemicals & Fibre Corp.	13,900	33,820
Formosa Petrochemical Corp.	11,000	28,029
Formosa Plastics Corp.	16,240	41,600
Foxconn Technology Co., Ltd.	19,845	49,049
Fubon Financial Holding Co., Ltd.	26,496	41,594
Giant Manufacturing Co., Ltd.	3,000	24,607
Hotai Motor Co., Ltd.	2,000	25,903
Mega Financial Holding Co., Ltd.	35,519	31,192
Nan Ya Plastics Corp.	24,410	56,717
Pou Chen Corp.	22,000	24,591
President Chain Store Corp.	5,000	39,775
Quanta Computer, Inc.	12,000	33,515
Radiant Opto-Electronics Corp.	7,789	32,352
Siliconware Precision Industries Co., Ltd.	12,000	16,379
Standard Foods Corp.	7,052	20,045
Synnex Technology International Corp.	20,000	31,263
Taishin Financial Holdings Co., Ltd.	50,180	26,780
Taiwan Cement Corp.	23,000	34,240
Uni-President Enterprises Corp.	19,100	36,360
Wistron Corp.	39,276	37,527
Yageo Corp.	84,000	56,671
Yulon Motor Co., Ltd.	13,000	21,208

		$1,256,471

Thailand — 0.5%
Advanced Info Service PCL(5)	7,500	$48,242
Airports of Thailand PCL(5)	3,400	22,497
Bangkok Bank PCL(5)	3,900	23,776
Big C Supercenter PCL(5)	4,000	28,691
Charoen Pokphand Foods PCL(5)	24,400	20,179
CP ALL PCL(5)	26,300	37,706
Kasikornbank PCL(5)	7,900	51,765
Krung Thai Bank PCL(5)	32,600	21,656
PTT Exploration & Production PCL(5)	8,612	43,387
PTT Global Chemical PCL(5)	12,600	25,675
PTT PCL(5)	4,200	41,597
Siam Cement PCL(5)	2,200	29,293
Siam Commercial Bank PCL(5)	8,700	47,888
Thai Beverage PCL	77,411	37,953

		$480,305

Turkey — 0.6%
Akbank TAS	15,500	$61,471
Anadolu Efes Biracilik ve Malt Sanayii AS	1,850	22,437
BIM Birlesik Magazalar AS	1,700	40,256
Coca-Cola Icecek AS	800	20,069
Enka Insaat ve Sanayi AS	9,579	24,966
Eregli Demir ve Celik Fabrikalari TAS	31,980	67,431
Haci Omer Sabanci Holding AS	5,200	24,235
KOC Holding AS	8,920	46,805
Tupras-Turkiye Petrol Rafinerileri AS	1,400	34,214
Turk Hava Yollari Anonim Ortakligi (THY) AS	11,345	34,042
Turkcell Iletisim Hizmetleri AS(1)	8,650	56,565

14

Security	Shares	Value
Turkiye Garanti Bankasi AS	12,800	$52,713
Turkiye Halk Bankasi AS	3,100	23,342
Turkiye Is Bankasi	13,500	37,667
Yapi ve Kredi Bankasi AS	10,500	23,921

		$570,134

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank (PJSC)	17,000	$41,470
Arabtec Holding Co.(1)	29,580	33,950
DP World, Ltd.	2,200	43,556
Emaar Properties (PJSC)	22,440	59,446
First Gulf Bank (PJSC)	6,200	30,600
National Bank of Abu Dhabi (PJSC)	8,379	32,946
Union National Bank	8,553	15,342

		$257,310

United Kingdom — 2.8%
Aberdeen Asset Management PLC	1,370	$9,511
Anglo American PLC	2,201	59,110
Associated British Foods PLC	563	26,355
AstraZeneca PLC	1,425	104,048
Aveva Group PLC	458	15,454
Aviva PLC	2,892	24,474
BAE Systems PLC	1,790	12,900
Berkeley Group Holdings PLC	246	10,127
BHP Billiton PLC	2,186	74,569
BP PLC	16,337	133,044
British American Tobacco PLC	1,433	83,949
Bunzl PLC	530	14,206
Burberry Group PLC	988	23,493
Capita PLC	1,563	31,648
Cobham PLC	3,560	17,565
Compass Group PLC	1,682	27,406
CSR PLC	1,550	13,786
Daily Mail & General Trust PLC, Class A	697	9,826
Diageo PLC	2,225	66,822
Experian PLC	1,622	27,754
G4s PLC	2,490	10,537
Galliford Try PLC	493	10,560
GlaxoSmithKline PLC	7,009	168,908
Glencore PLC	11,422	69,019
Go-Ahead Group PLC	297	11,015
Grainger PLC	2,727	9,877
Halma PLC	2,818	26,713
HSBC Holdings PLC	11,144	119,474
Imperial Tobacco Group PLC	715	30,955
Informa PLC	1,220	10,020
Kier Group PLC	354	10,427
Kingfisher PLC	2,686	13,567
Laird PLC	2,133	10,363
Londonmetric Property PLC REIT	4,234	10,064
Marks & Spencer Group PLC	3,423	24,777
Meggitt PLC	1,244	10,652
Micro Focus International PLC	1,069	15,298
Mitie Group PLC	1,857	9,534
Mondi PLC	608	10,648
National Grid PLC	12,897	183,695
Old Mutual PLC	5,996	19,725
Pace PLC	2,881	15,491
Pearson PLC	1,114	21,428
Playtech PLC	1,480	15,299
Randgold Resources, Ltd.	257	22,129
Reckitt Benckiser Group PLC	558	49,259

15

Security	Shares	Value
Reed Elsevier PLC	1,183	$19,018
Rolls-Royce Holdings PLC(1)	2,777	48,476
Rotork PLC	228	10,611
Royal Dutch Shell PLC, Class A	3,477	142,960
Sage Group PLC (The)	8,098	50,297
Schroders PLC	234	9,402
Segro PLC REIT	1,709	10,294
Shaftesbury PLC	893	10,169
SSE PLC	2,920	71,712
Telecity Group PLC	1,347	18,015
UBM PLC	909	9,474
Ultra Electronics Holdings PLC	345	10,285
Unilever PLC	603	26,054
United Utilities Group PLC	2,439	36,557
Vodafone Group PLC	80,742	268,878
Whitbread PLC	406	29,401
WS Atkins PLC	466	10,449

		$2,477,533

United States — 36.6%
3M Co.	1,764	$248,530
A.O. Smith Corp.	542	25,311
Abbott Laboratories	3,499	147,378
AbbVie, Inc.	2,440	127,710
Accenture PLC, Class A	1,013	80,311
Actavis PLC(1)	387	82,919
Advance Auto Parts, Inc.	215	26,039
AGL Resources, Inc.	1,927	99,510
Air Products and Chemicals, Inc.	1,362	179,716
Airgas, Inc.	1,044	111,624
Alaska Air Group, Inc.	1,062	46,696
Alexandria Real Estate Equities, Inc.	141	11,083
Allergan, Inc.	248	41,133
Allied World Assurance Co. Holdings, Ltd.	438	15,772
Altria Group, Inc.	6,041	245,265
Amdocs, Ltd.	4,549	206,252
Ameren Corp.	2,515	96,702
American Campus Communities, Inc.	270	10,508
American Electric Power Co., Inc.	2,447	127,220
American Express Co.	908	79,904
American Financial Group, Inc.	2,206	123,514
American International Group, Inc.	1,489	77,398
American Tower Corp.	537	50,687
American Water Works Co., Inc.	742	35,445
AmerisourceBergen Corp.	2,294	176,432
Amgen, Inc.	1,814	231,085
AmSurg Corp.(1)	841	40,166
Analog Devices, Inc.	2,046	101,543
Analogic Corp.	147	10,571
Annaly Capital Management, Inc.	1,589	17,638
AOL, Inc.(1)	1,065	41,056
Aon PLC	688	58,040
Apache Corp.	958	98,348
Apple, Inc.	2,906	277,726
AptarGroup, Inc.	1,282	78,330
Aqua America, Inc.	825	19,619
Arch Capital Group, Ltd.(1)	365	19,509
Arthur J. Gallagher & Co.	1,971	88,695
Ascent Capital Group, Inc., Series A(1)	213	13,202
Associated Banc-Corp.	706	12,652
AT&T, Inc.	13,043	464,200
Automatic Data Processing, Inc.	1,088	88,465
AutoNation, Inc.(1)	435	23,194

16

Security	Shares	Value
AutoZone, Inc.(1)	78	$40,328
Avago Technologies, Ltd.	394	27,336
Avery Dennison Corp.	2,582	121,896
Axis Capital Holdings, Ltd.	977	42,158
AZZ, Inc.	1,018	44,426
Bank of Hawaii Corp.	1,384	79,137
Bank of the Ozarks, Inc.	960	29,539
Baxter International, Inc.	1,073	80,142
Becton, Dickinson and Co.	920	106,941
Bemis Co., Inc.	1,952	76,148
Berkshire Hathaway, Inc., Class B(1)	1,517	190,277
BioMed Realty Trust, Inc.	503	10,815
Blackbaud, Inc.	324	11,894
Boeing Co. (The)	1,090	131,323
Bristol-Myers Squibb Co.	3,979	201,417
Bristow Group, Inc.	389	27,763
Broadridge Financial Solutions, Inc.	3,218	129,911
Brown-Forman Corp., Class B	1,452	125,816
Buffalo Wild Wings, Inc.(1)	272	39,527
CA, Inc.	2,922	84,387
Campbell Soup Co.	3,237	134,627
Cardinal Health, Inc.	1,936	138,714
Caterpillar, Inc.	1,182	119,087
CBL & Associates Properties, Inc.	578	10,809
Celanese Corp., Series A	487	28,348
CenturyLink, Inc.	2,291	89,899
Cerner Corp.(1)	1,115	61,548
Charter Communication Inc., Class A(1)	230	35,540
Chevron Corp.	2,399	310,047
Chipotle Mexican Grill, Inc.(1)	117	78,683
Cincinnati Financial Corp.	1,623	74,690
Cinemark Holdings, Inc.	2,696	88,429
Cintas Corp.	2,660	166,516
Cisco Systems, Inc.	5,327	134,400
City National Corp.	273	20,543
Clorox Co. (The)	1,605	139,426
Coca-Cola Co. (The)	9,921	389,796
Colgate-Palmolive Co.	1,949	123,567
Colony Financial, Inc.	499	11,053
Comcast Corp., Class A	2,396	128,737
Comerica, Inc.	1,057	53,125
Compass Minerals International, Inc.	1,001	86,106
ConAgra Foods, Inc.	3,585	108,016
CONMED Corp.	899	35,061
ConocoPhillips	2,488	205,260
Consolidated Edison, Inc.	2,704	151,667
Costar Group, Inc.(1)	284	40,819
Covanta Holding Corp.	4,264	87,071
Cracker Barrel Old Country Store, Inc.	789	76,501
Crown Holdings, Inc.(1)	634	29,513
CST Brands, Inc.	667	22,298
Cullen/Frost Bankers, Inc.	1,718	133,952
CVR Energy, Inc.	1,690	79,565
CVS Caremark Corp.	1,715	130,957
Danaher Corp.	1,279	94,493
Darden Restaurants, Inc.	1,463	68,395
Deere & Co.	1,003	85,365
Delta Air Lines, Inc.	1,915	71,736

17

Security	Shares	Value
Devon Energy Corp.	2,308	$174,254
Diamond Offshore Drilling, Inc.	2,720	127,269
Digital Realty Trust, Inc.	193	12,427
Discovery Communications, Inc., Class A(1)	423	36,044
Dominion Resources, Inc.	856	57,900
Douglas Emmett, Inc.	375	10,684
Dow Chemical Co. (The)	2,167	110,669
Dr Pepper Snapple Group, Inc.	1,534	90,138
DST Systems, Inc.	1,778	160,144
DTE Energy Co.	1,738	128,299
Duke Energy Corp.	3,323	239,688
Duke Realty Corp. REIT	610	10,974
E.I. du Pont de Nemours & Co.	3,863	248,430
eBay, Inc.(1)	1,065	56,232
Ecolab, Inc.	628	68,157
Edwards Lifesciences Corp.(1)	289	26,082
Eli Lilly & Co.	2,699	164,801
EMC Corp.	1,913	56,051
EMCOR Group, Inc.	739	30,247
Emerson Electric Co.	3,089	196,615
Endurance Specialty Holdings, Ltd.	1,733	91,658
Entergy Corp.	1,691	123,156
Everest Re Group, Ltd.	294	45,838
Exelon Corp.	2,999	93,209
Express Scripts Holding Co.(1)	846	58,924
Extra Space Storage, Inc.	204	10,553
Exxon Mobil Corp.	5,423	536,552
Facebook, Inc., Class A(1)	1,435	104,253
FedEx Corp.	627	92,094
Fidelity National Information Services, Inc.	956	53,918
First Financial Bankshares, Inc.	366	10,753
FirstEnergy Corp.	3,508	109,485
Foot Locker, Inc.	669	31,798
Freeport-McMoRan, Inc.	3,796	141,287
Frontier Communications Corp.	23,894	156,506
Garmin, Ltd.	2,287	125,877
General Electric Co.	10,143	255,096
General Mills, Inc.	2,260	113,339
Genuine Parts Co.	903	74,786
Global Payments, Inc.	336	23,275
Golar LNG, Ltd.	1,742	107,325
Google, Inc., Class A(1)	382	221,388
Graham Holdings Co., Class B	43	29,487
Harris Corp.	1,646	112,372
Hasbro, Inc.	1,325	66,197
Hawaiian Electric Industries Inc.	4,885	115,384
HCA Holdings, Inc.(1)	1,084	70,796
HEICO Corp.	480	23,597
Hershey Co. (The)	257	22,655
HollyFrontier Corp.	1,700	79,917
Hologic, Inc.(1)	595	15,512
Home Depot, Inc. (The)	1,839	148,683
Honeywell International, Inc.	709	65,107
Hospitality Properties Trust	351	10,028
Howard Hughes Corp. (The)(1)	181	26,321
ICU Medical, Inc.(1)	208	12,116
IHS, Inc.(1)	169	22,202
Illinois Tool Works, Inc.	1,840	151,561
Illumina, Inc.(1)	138	22,068

18

Security	Shares	Value
Integrys Energy Group, Inc.	1,594	$104,503
Intel Corp.	7,399	250,752
International Business Machines Corp.	536	102,735
International Flavors & Fragrances, Inc.	734	74,127
International Paper Co.	1,894	89,965
Investors Bancorp, Inc.	3,126	32,354
j2 Global, Inc.	213	10,420
Jack Henry & Associates, Inc.	1,893	110,457
Jack in the Box, Inc.	191	10,923
JetBlue Airways Corp.(1)	1,282	13,743
Johnson & Johnson	4,048	405,164
Jones Lang LaSalle, Inc.	222	27,461
JPMorgan Chase & Co.	2,923	168,569
Kaiser Aluminum Corp.	534	41,235
Kellogg Co.	2,139	127,976
KeyCorp	1,722	23,316
Kimberly-Clark Corp.	966	100,338
Kohl’s Corp.	1,015	54,343
Landstar System, Inc.	2,086	137,947
Legg Mason, Inc.	765	36,299
Leggett & Platt, Inc.	2,659	87,215
Liberty Global PLC, Series A(1)	553	23,005
Liberty Global PLC, Series C(1)	881	35,231
Liberty Property Trust	282	9,918
Linear Technology Corp.	2,258	99,657
Lockheed Martin Corp.	613	102,353
Lorillard, Inc.	2,799	169,284
Lowe’s Companies, Inc.	2,148	102,782
Lululemon Athletica, Inc.(1)	696	26,775
LyondellBasell Industries NV, Class A	614	65,238
M&T Bank Corp.	1,546	187,839
Madison Square Garden Co. (The)(1)	419	24,863
Manhattan Associates, Inc.(1)	1,016	29,830
Marathon Oil Corp.	2,196	85,095
Marathon Petroleum Corp.	854	71,292
Marsh & McLennan Cos., Inc.	1,999	101,489
MasterCard, Inc., Class A	1,357	100,622
Mattel, Inc.	2,273	80,521
McDonald’s Corp.	1,561	147,608
McGraw Hill Financial, Inc.	715	57,357
McKesson Corp.	1,159	222,366
MeadWestvaco Corp.	1,989	83,140
Medicines Co. (The)(1)	389	9,091
Medtronic, Inc.	3,729	230,228
Merck & Co., Inc.	4,664	264,635
Meredith Corp.	2,535	116,407
Microchip Technology, Inc.	2,582	116,242
Microsoft Corp.	9,125	393,835
Mid-America Apartment Communities, Inc.	149	10,418
Minerals Technologies, Inc.	742	43,088
Mondelez International, Inc., Class A	2,894	104,184
Monsanto Co.	1,559	176,307
Mosaic Co. (The)	1,743	80,370
Murphy Oil Corp.	2,654	164,893
Murphy USA, Inc.(1)	361	17,841
National Health Investors, Inc.	163	9,746
National Oilwell Varco, Inc.	2,637	213,703
National Retail Properties, Inc.	302	10,742
New York Community Bancorp, Inc.	5,056	80,289
Newmont Mining Corp.	3,978	99,092
NextEra Energy, Inc.	1,305	122,526
NIKE, Inc., Class B	1,011	77,978

19

Security	Shares	Value
Nordstrom, Inc.	288	$19,938
Northrop Grumman Corp.	1,049	129,310
Northstar Asset Management(1)	333	5,964
Northstar Realty Finance REIT(1)	333	5,361
Nucor Corp.	1,537	77,188
O’Reilly Automotive, Inc.(1)	151	22,650
Occidental Petroleum Corp.	2,535	247,695
OGE Energy Corp.	721	25,920
Old Republic International Corp.	9,580	137,856
Olin Corp.	3,113	82,712
Omega Healthcare Investors REIT	298	10,889
Omnicare, Inc.	523	32,688
Omnicom Group, Inc.	1,243	86,998
ONE Gas, Inc.	448	16,128
Oneok, Inc.	608	39,173
Owens & Minor, Inc.	2,158	71,408
Packaging Corp. of America	1,667	110,289
PacWest Bancorp	395	16,460
Papa John’s International, Inc.	238	9,922
PartnerRe, Ltd.	1,588	165,724
Patterson Cos., Inc.	2,005	78,215
Paychex, Inc.	2,290	93,913
PDL BioPharma, Inc.	13,313	124,876
PennyMac Mortgage Investment Trust	1,550	33,186
People’s United Financial, Inc.	7,486	108,697
Pepco Holdings, Inc.	4,599	123,483
PepsiCo, Inc.	4,433	390,547
Pfizer, Inc.	7,778	223,229
PG&E Corp.	1,008	45,027
Philip Morris International, Inc.	1,428	117,110
Phillips 66	928	75,270
Pinnacle Financial Partners, Inc.	310	11,470
PNC Financial Services Group, Inc. (The)	347	28,648
PPG Industries, Inc.	413	81,923
PPL Corp.	5,100	168,249
Praxair, Inc.	1,810	231,933
Priceline Group, Inc. (The)(1)	95	118,033
Procter & Gamble Co. (The)	5,395	417,141
Progressive Corp.	3,052	71,539
Protective Life Corp.	209	14,500
QUALCOMM, Inc.	1,676	123,521
Quest Diagnostics, Inc.	1,488	90,917
Raymond James Financial, Inc.	664	33,831
Rayonier Advanced Materials(1)	77	2,510
Rayonier, Inc.	232	7,902
Raytheon Co.	1,317	119,544
Regal Entertainment Group, Class A	6,104	118,784
Regal-Beloit Corp.	187	13,144
Regency Centers Corp.	200	10,872
Republic Services, Inc.	2,086	79,122
Retail Opportunity Investments Corp.	708	10,924
Reynolds American, Inc.	2,158	120,524
Rockwell Automation, Inc.	283	31,600
Royal Gold, Inc.	644	48,667
RPM International, Inc.	2,392	105,679
SCANA Corp.	1,844	93,823
Schlumberger, Ltd.	2,883	312,488
Scotts Miracle-Gro Co. (The), Class A	2,107	112,092
SemGroup Corp., Class A	165	12,718

20

Security	Shares	Value
Sempra Energy	955	$95,223
Senior Housing Properties Trust	451	10,310
Sherwin-Williams Co. (The)	428	88,266
Sigma-Aldrich Corp.	459	46,093
Sonoco Products Co.	1,753	68,612
Southern Co. (The)	4,731	204,805
Spectra Energy Corp.	3,129	128,039
Spirit Realty Capital, Inc. REIT	1,042	12,056
Standex International Corp.	118	7,782
Starbucks Corp.	1,321	102,615
Sysco Corp.	4,106	146,543
TAL International Group, Inc.(1)	1,400	61,880
Targa Resources Corp.	392	49,980
Target Corp.	3,152	187,828
Taubman Centers, Inc.	144	10,593
TD Ameritrade Holding Corp.	794	25,503
Techne Corp.	246	22,957
TECO Energy, Inc.	4,268	74,519
Teekay Corp.	2,058	114,548
Teleflex, Inc.	1,183	127,456
Tesoro Corp.	935	57,540
Texas Capital Bancshares, Inc.(1)	187	9,733
Thomson Reuters Corp.	2,416	91,349
Tidewater, Inc.	2,483	117,371
Time Warner, Inc.	3,612	299,868
TJX Cos., Inc. (The)	1,635	87,129
Towers Watson & Co., Class A	448	45,705
TransDigm Group, Inc.	260	43,659
Twenty-First Century Fox, Inc., Class A	1,304	41,311
Tyler Technologies, Inc.(1)	266	24,134
U.S. Bancorp	4,709	197,919
UDR, Inc.	399	11,603
Umpqua Holdings Corp.	658	11,133
Union Pacific Corp.	1,411	138,715
United Parcel Service, Inc., Class B	2,497	242,434
United Technologies Corp.	1,897	199,470
UnitedHealth Group, Inc.	2,697	218,592
Valero Energy Corp.	1,492	75,794
Validus Holdings, Ltd.	2,249	82,156
Vectren Corp.	2,973	113,242
VeriSign, Inc.(1)	298	16,107
Veritiv Corp.(1)	36	1,446
Verizon Communications, Inc.	12,082	609,174
Viacom, Inc., Class B	947	78,289
Visa, Inc., Class A	609	128,505
W.W. Grainger, Inc.	128	30,099
Wal-Mart Stores, Inc.	3,197	235,235
Walt Disney Co. (The)	1,331	114,306
Washington Federal, Inc.	568	11,905
Waste Connections, Inc.	586	27,741
Waste Management, Inc.	3,047	136,780
Watsco, Inc.	358	32,066
Weingarten Realty Investors REIT	338	11,124
WellPoint, Inc.	1,241	136,274
Wells Fargo & Co.	4,458	226,912
Westar Energy, Inc.	3,546	127,798
Western Alliance Bancorp(1)	1,256	28,762
Western Refining, Inc.	401	16,425
Williams Cos., Inc.	2,544	144,067

21

Security		Shares	Value
Windstream Holdings, Inc.		9,021	$103,381
Xcel Energy, Inc.		3,802	117,102
Zions Bancorporation		770	22,191

			$32,730,616

Total Common Stocks (identified cost $53,182,956)			$64,846,052

Equity-Linked Securities(6)(7) — 1.4%

Security	Maturity Date	Shares	Value
India — 1.4%
Adani Ports and Special Economic Zone	11/2/16	5,500	$23,705
Apollo Hospitals Enterprises, Ltd.	11/2/16	1,100	18,431
Asian Paints, Ltd.	8/17/16	2,300	23,920
Axis Bank, Ltd.	10/8/14	1,000	6,480
Bajaj Auto, Ltd.	7/29/16	700	24,035
Bharat Heavy Electricals, Ltd.	9/29/14	7,300	27,594
Bharti Airtel, Ltd.	9/29/14	10,400	64,168
Cairn India, Ltd.	9/29/14	5,800	30,247
Cipla, Ltd.	9/29/14	3,100	23,405
Coal India, Ltd.	11/2/16	3,000	18,240
DLF, Ltd.	11/2/16	10,600	34,768
Federal Bank, Ltd.	7/29/16	12,862	25,467
GAIL India, Ltd.	4/6/16	4,100	29,561
Hero Motocorp, Ltd.	10/8/14	700	30,068
Hindustan Unilever, Ltd.	10/1/14	3,800	42,997
Hindustan Zinc, Ltd.	10/13/14	11,300	30,114
Indian Oil Corp., Ltd.	4/26/16	5,800	31,784
IndusInd Bank, Ltd.	12/15/14	2,300	21,287
Infrastructure Development Finance Company, Ltd.	10/8/14	18,700	47,124
ITC, Ltd.	9/29/14	9,000	53,010
Jindal Steel and Power, Ltd. JSPL	9/29/14	4,300	19,544
Kotak Mahindra Bank, Ltd.	10/13/14	2,600	41,015
Larsen & Toubro, Ltd.	11/4/14	1,100	27,340
Lupin, Ltd.	11/2/16	1,660	32,445
Mahindra & Mahindra, Ltd.	10/15/14	1,200	23,850
NTPC, Ltd.	4/26/16	18,800	45,120
Oil and Natural Gas Corp., Ltd.	4/26/16	6,500	42,510
Oil India, Ltd.	11/2/16	3,450	32,240
Power Finance Co.	7/27/15	6,500	28,860
Power Grid Corp. of India, Ltd.	11/16/15	9,100	20,020
Reliance Infrastructure, Ltd.	4/26/16	1,700	20,842
Sun Pharmaceutical Industries, Ltd.	4/26/16	3,400	44,489
Tata Consultancy Services, Ltd.	10/13/14	2,400	102,420
Tata Steel, Ltd.	10/13/14	4,200	38,451
Union Bank of India, Ltd.	7/29/16	9,500	30,067
Wipro, Ltd.	10/13/14	3,793	34,156

Total Equity-Linked Securities (identified cost $880,142)			$1,189,774

22

Short-Term Investments — 21.1%

U.S. Treasury Obligations — 2.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/5/15(8)	$2,000	$1,999,310

Total U.S. Treasury Obligations (identified cost $1,998,590)		$1,999,310

Other — 18.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(9)	$16,877	$16,876,502

Total Other (identified cost $16,876,502)		$16,876,502

Total Short-Term Investments (identified cost $18,875,092)		$18,875,812

Total Investments — 95.1% (identified cost $72,938,190)		$84,911,638

Other Assets, Less Liabilities — 4.9%		$4,413,673

Net Assets — 100.0%		$89,325,311

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $190,332 or 0.2% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $1,189,774 or 1.4% of the Portfolio’s net assets.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

23

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $13,462.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	63.0%	$56,309,992
Euro	6.4	5,751,980
Japanese Yen	3.1	2,811,105
British Pound Sterling	2.8	2,530,419
Hong Kong Dollar	2.6	2,308,006
Swiss Franc	1.5	1,315,314
South African Rand	1.5	1,301,944
Australian Dollar	1.5	1,299,455
New Taiwan Dollar	1.4	1,256,471
South Korean Won	1.4	1,245,250
Brazilian Real	1.3	1,122,314
Other currency, less than 1% each	8.6	7,659,388

Total Investments	95.1%	$84,911,638

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.9%	$10,667,063
Industrials	7.7	6,849,227
Consumer Staples	7.5	6,695,589
Materials	7.5	6,682,527
Information Technology	7.4	6,586,588
Consumer Discretionary	7.1	6,353,387
Energy	7.0	6,220,245
Health Care	6.9	6,188,616
Utilities	5.6	4,978,776
Telecommunication Services	5.4	4,813,808
Short-Term Investments	21.1	18,875,812

Total Investments	95.1%	$84,911,638

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $3,194,249 or 3.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/14	155 E-mini MSCI EAFE Index	Short	$(15,188,245)	$(14,842,800)	$345,445
9/14	274 E-mini MSCI Emerging Markets Index	Short	(14,236,766)	(14,448,020)	(211,254)
9/14	319 E-mini S&P 500 Index	Short	(30,674,689)	(30,700,560)	(25,871)

					$108,320

24

Total Return Swaps

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$10,070,000	Pays	Excess Return on Bloomberg Commodity Index	Pays	0.15%	8/12/14	$91,009
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	8/12/14	(11,440)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	8/12/14	(2,818)
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	8/12/14	8,025
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	8/12/14	(8,529)
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gas Oil Index	Pays	0.20	8/12/14	(714)
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	8/12/14	(14,551)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	8/12/14	1,757
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	8/12/14	(11,663)
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	8/12/14	(22,078)
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	8/12/14	(10,943)
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	8/12/14	(611)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	8/12/14	(2,903)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	8/12/14	3,500
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	8/12/14	40,785
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	8/12/14	(4,072)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	8/12/14	(15,318)

25

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27%	8/12/14	$(8,771)
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	8/12/14	(1,734)
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	8/12/14	2,016
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	8/12/14	(11,819)
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	8/12/14	(3,094)
Merrill Lynch International	400,000	Receives	Excess Return on Bloomberg 3 Month Forward Soybean Oil Subindex	Pays	0.30	8/12/14	409
Merrill Lynch International	800,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Index	Pays	0.35	8/12/14	15,952

							$32,395

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In following its generally market-neutral strategy, the Portfolio achieved its long and short exposures to commodities using swap contracts and its short exposure to equities using swap contracts and futures contracts during the fiscal year to date ended July 31, 2014. In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument. During the fiscal year to date ended July 31, 2014, the Portfolio entered into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$163,453	$(131,058)

Equity Price	Futures Contracts*	$345,445	$(237,125)

Total		$508,898	$(368,183)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

26

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,643,781

Gross unrealized appreciation	$12,954,616
Gross unrealized depreciation	(1,686,759)

Net unrealized appreciation	$11,267,857

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$610,449	$11,143,876	$151	$11,754,476
Developed Europe	120,890	10,750,977	—	10,871,867
Developed Middle East	108,747	194,371	—	303,118
Emerging Europe	84,845	3,021,525	—	3,106,370
Latin America	4,012,430	—	—	4,012,430
Middle East/Africa	51,172	2,016,003	—	2,067,175
North America	32,730,616	—	—	32,730,616
Total Common Stocks	$37,719,149	$27,126,752 **	$151	$64,846,052
Equity-Linked Securities	$—	$1,189,774	$—	$1,189,774
Short-Term Investments -
U.S. Treasury Obligations	—	1,999,310	—	1,999,310
Other	—	16,876,502	—	16,876,502
Total Investments	$37,719,149	$47,192,338	$151	$84,911,638
Futures Contracts	$345,445	$—	$—	$345,445
Swap Contracts	—	163,453	—	163,453
Total	$38,064,594	$47,355,791	$151	$85,420,36

Liability Description
Futures Contracts	$(237,125)	$—	$—	$(237,125)
Swap Contracts	—	(131,058)	—	(131,058)
Total	$(237,125)	$(131,058)	$—	$(368,182)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

27

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2014 is not presented. At July 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

As of the close of business on September 19, 2014, the Parametric Market Neutral Fund withdrew its entire interest in the Portfolio in cash. The Portfolio is expected to terminate by October 10, 2014.

28

Parametric Tax-Managed International Equity Fund

July 31, 2014 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $44,671,041 and the Fund owned 37.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Australia — 8.1%
AGL Energy, Ltd.	26,890	$366,536
Amcor, Ltd.	20,536	196,556
ARB Corp., Ltd.	2,741	30,933
Ardent Leisure Group	12,742	30,295
Aristocrat Leisure, Ltd.	17,703	92,866
Asciano, Ltd.	20,332	112,863
Automotive Holdings Group, Ltd.	8,319	29,892
BHP Billiton, Ltd.	19,459	690,919
Boral, Ltd.	5,759	28,330
Brambles, Ltd.	29,362	254,190
Breville Group, Ltd.	3,592	27,539
Cabcharge Australia, Ltd.	8,214	34,916
Cardno, Ltd.	4,551	26,362
carsales.com, Ltd.	6,799	71,798
Coca-Cola Amatil, Ltd.	13,087	111,609
Commonwealth Bank of Australia	6,814	525,562
Computershare, Ltd.	15,937	192,325
CSL, Ltd.	13,992	871,751
David Jones, Ltd.	14,004	51,926
Domino’s Pizza Enterprises, Ltd.	1,997	39,701
Drillsearch Energy, Ltd. (1)	20,746	31,422
DUET Group	57,401	128,012
DuluxGroup, Ltd.	5,657	28,719
Echo Entertainment Group, Ltd.	21,995	67,380
Envestra, Ltd.	45,327	54,497
Fortescue Metals Group, Ltd.	5,228	23,438
Goodman Fielder, Ltd.	47,588	28,286
GPT Group (The)	11,738	44,193
GUD Holdings, Ltd.	6,188	42,660
GWA Group, Ltd.	12,353	33,365
Harvey Norman Holdings, Ltd.	44,634	126,648
Incitec Pivot, Ltd.	11,120	30,431
Invocare, Ltd.	3,580	34,897
Iress, Ltd.	4,049	32,558
James Hardie Industries PLC CDI	5,348	66,415
JB Hi-Fi, Ltd.	3,121	57,418
Leighton Holdings, Ltd.	2,932	59,630
MACA, Ltd.	15,122	28,786
Macquarie Atlas Roads Group	10,339	32,023
McMillan Shakespeare, Ltd.	3,315	28,958
Mermaid Marine Australia, Ltd.	14,644	27,377
Mirvac Group	18,336	30,673
Myer Holdings, Ltd.	19,418	40,544
National Australia Bank, Ltd.	9,703	315,052
Navitas, Ltd.	9,965	45,368
Newcrest Mining, Ltd.(1)	3,087	30,839
Oil Search, Ltd.	22,478	196,602
Origin Energy, Ltd.	20,678	272,323
Orora, Ltd.	57,701	77,705
OZ Minerals, Ltd.	8,916	37,904
Premier Investments, Ltd.	3,446	30,872
Prime Media Group, Ltd.	32,362	30,756

1

Security	Shares	Value
Qantas Airways, Ltd.(1)	26,527	$32,504
Qube Holdings, Ltd.	14,777	30,725
Ramsay Health Care, Ltd.	3,178	141,582
REA Group, Ltd.	1,595	69,467
Recall Holdings, Ltd.(1)	7,050	33,572
Retail Food Group, Ltd.	8,090	34,987
SAI Global, Ltd.	7,632	34,394
Scentre Group(1)	4,083	12,901
Skilled Group, Ltd.	12,305	28,822
SMS Management & Technology, Ltd.	8,747	33,286
Southern Cross Media Group, Ltd.	25,786	28,623
Spark Infrastructure Group	56,969	99,269
STW Communications Group, Ltd.	23,198	31,663
Suncorp Group, Ltd.	2,484	32,660
Super Retail Group, Ltd.	4,935	42,972
Tabcorp Holdings, Ltd.	17,246	55,727
Tatts Group, Ltd.	43,654	143,354
Telstra Corp., Ltd.	152,362	772,644
Tox Free Solutions, Ltd.	9,194	27,783
Transpacific Industries Group, Ltd.(1)	36,318	36,125
Transurban Group	27,194	195,280
Treasury Wine Estates, Ltd.	11,839	54,252
UGL, Ltd.	4,476	28,730
Village Roadshow, Ltd.	4,552	32,778
Westfield Corp.	3,277	22,779
Westpac Banking Corp.	8,556	272,081
Whitehaven Coal, Ltd.(1)	23,116	36,056
Woodside Petroleum, Ltd.	12,096	474,816
Woolworths, Ltd.	23,156	789,256
WorleyParsons, Ltd.	4,274	70,400

		$9,602,108

Austria — 1.0%
ams AG	5,005	$178,472
Andritz AG	1,693	91,637
CA Immobilien Anlagen AG	1,563	31,219
Conwert Immobilien Invest SE	2,110	25,878
EVN AG	2,151	29,766
Immofinanz AG	21,576	68,042
Lenzing AG	490	28,628
OMV AG	5,438	218,709
RHI AG	859	26,645
Schoeller-Bleckmann Oilfield Equipment AG	231	27,474
Telekom Austria AG	17,350	166,364
Verbund AG	6,332	119,100
Voestalpine AG	2,931	128,987

		$1,140,921

Belgium — 2.1%
Ageas	1,164	$41,777
Anheuser-Busch InBev NV	5,315	573,662
Arseus NV	518	27,950
Barco NV	828	60,997
Belgacom SA	7,920	258,815
Colruyt SA	1,996	96,660
Compagnie d’Entreprises CFE	270	26,480
Econocom Group	2,876	26,181
Euronav SA(1)	2,460	29,755
EVS Broadcast Equipment SA	652	33,364

2

Security	Shares	Value
Groupe Bruxelles Lambert SA	2,220	$220,795
Solvay SA	1,836	296,454
Telenet Group Holding NV(1)	3,141	167,891
UCB SA	5,133	470,820
Umicore SA	2,518	121,692

		$2,453,293

Denmark — 2.1%
A.P. Moller-Maersk A/S, Class A	69	$154,845
A.P. Moller-Maersk A/S, Class B	125	291,415
Carlsberg A/S, Class B	2,023	193,558
Coloplast A/S, Class B	1,750	147,967
Danske Bank A/S	5,821	168,172
DSV A/S	4,271	134,876
Novo Nordisk A/S, Class B	9,585	441,218
Novozymes A/S, Class B	7,848	388,079
Pandora A/S	2,285	156,365
SimCorp A/S	775	25,106
TDC A/S	20,226	204,042
Tryg A/S	1,562	157,375

		$2,463,018

Finland — 2.0%
Amer Sports Oyj	1,589	$31,294
Elisa Oyj	10,401	297,919
Fortum Oyj	9,596	246,759
Kesko Oyj, Class B	3,462	131,671
Kone Oyj, Class B	5,705	239,882
Neste Oil Oyj	6,179	114,031
Nokia Oyj	39,600	313,726
Nokian Renkaat Oyj	3,048	105,533
Orion Oyj, Class B	6,528	242,020
Sampo Oyj	7,238	359,552
Sanoma Oyj	4,285	33,610
UPM-Kymmene Oyj	6,498	105,908
Valmet Oyj	3,262	34,091
Wartsila Oyj	2,753	138,646

		$2,394,642

France — 7.2%
Accor SA	611	$29,589
ADP	1,111	152,183
Air Liquide SA	7,316	930,991
Alstom SA(1)	736	26,470
Alten SA	634	30,557
AtoS	1,608	125,560
AXA SA	7,444	171,023
BNP Paribas SA	4,623	306,752
Bouygues SA	672	26,472
Cap Gemini SA	4,163	301,873
Christian Dior SA	516	89,877
CNP Assurances	2,759	54,205
Danone SA	5,713	412,654
Dassault Systemes SA	3,938	264,262
Edenred	900	28,132
Essilor International SA	1,781	173,982
Eutelsat Communications SA	985	33,985
Fonciere des Regions	297	29,798
GameLoft SE(1)	3,003	19,164
GDF Suez	28,577	736,844

3

Security	Shares	Value
Groupe Eurotunnel SA	2,197	$29,075
Groupe Steria SCA(1)	1,073	29,814
Iliad SA	447	123,032
Imerys SA	879	68,634
Ingenico	1,185	119,877
JCDecaux SA	1,243	42,657
Kering SA	430	92,056
L’Oreal SA	2,323	392,261
Lagardere SCA	1,361	40,516
Legrand SA	583	32,331
LVMH Moet Hennessy Louis Vuitton SA	2,112	363,311
Natixis	15,283	98,756
Neopost SA	811	56,943
Publicis Groupe SA	1,071	77,705
Remy Cointreau SA	348	28,473
Rubis SCA	423	25,398
Safran SA	3,405	200,102
Sanofi	6,571	689,895
Societe BIC SA	612	84,378
Sodexo	1,273	126,521
Suez Environnement Co. SA	5,207	97,179
Technicolor SA(1)	4,055	29,333
Total SA	11,837	763,423
UBISOFT Entertainment(1)	2,188	36,611
Unibail-Rodamco SE	378	101,496
Vinci SA	2,225	153,554
Vivendi SA	27,892	700,041
Wendel SA	200	26,237

		$8,573,982

Germany — 7.3%
Adidas AG	1,825	$144,512
Allianz SE	2,367	394,073
alstria office REIT AG(1)	2,172	28,713
Aurubis AG	569	27,630
BASF SE	5,146	532,580
Bayer AG	4,547	599,779
Bayerische Motoren Werke AG	2,850	339,492
Beiersdorf AG	2,677	241,289
Bilfinger SE	256	20,830
Brenntag AG	164	26,330
Celesio AG	1,831	62,636
Commerzbank AG(1)	8,618	123,823
Continental AG	655	141,064
Deutsche Boerse AG	1,043	75,508
Deutsche EuroShop AG	620	29,264
Deutsche Post AG	8,584	274,642
Deutsche Telekom AG	50,964	827,026
Deutsche Wohnen AG	1,750	37,865
E.ON SE	35,060	661,874
Fraport AG	937	61,582
Freenet AG	2,362	62,325
Fresenius Medical Care AG & Co. KGaA	705	48,869
Fresenius SE & Co. KGaA	559	83,593
Hannover Rueckversicherung AG	1,152	98,339
Henkel AG & Co. KGaA	5,333	507,683
K&S AG	864	26,474
KWS Saat AG	85	29,906
LANXESS AG	524	33,297
LEG Immobilien AG(1)	453	31,720
Linde AG	1,695	345,710

4

Security	Shares	Value
Merck KGaA	412	$36,433
MTU Aero Engines AG	316	27,186
Muenchener Rueckversicherungs-Gesellschaft AG	660	140,034
Porsche Automobil Holding SE, PFC Shares	819	76,551
RWE AG	8,003	321,307
RWE AG, PFC Shares	1,456	46,865
SAP SE	12,595	989,865
Siemens AG	4,402	543,630
Sky Deutschland AG(1)	3,476	31,264
Software AG	800	20,014
Stada Arzneimittel AG	690	28,494
Suedzucker AG	3,391	59,402
TAG Immobilien AG	2,396	29,203
Telefonica Deutschland Holdings AG(1)	3,587	28,045
TUI AG	1,799	25,391
Volkswagen AG	484	111,619
Volkswagen AG, PFC Shares	676	156,993
Wirecard AG	1,392	51,633

		$8,642,357

Hong Kong — 4.1%
AIA Group, Ltd.	54,200	$290,718
APT Satellite Holdings, Ltd.	23,000	33,905
ASM Pacific Technology, Ltd.	11,500	122,160
Bank of East Asia, Ltd.	23,200	98,904
Biosensors International Group, Ltd.	58,000	39,374
Bloomage Biotechnology Corp, Ltd.	10,000	24,484
Cathay Pacific Airways, Ltd.	31,000	58,486
Cheung Kong Infrastructure Holdings, Ltd.	21,000	147,676
Chow Sang Sang Holdings International, Ltd.	13,000	33,744
CLP Holdings, Ltd.	34,500	286,993
Dairy Farm International Holdings, Ltd.	6,300	67,206
Enn Energy Holdings, Ltd.	24,000	169,140
Esprit Holdings, Ltd.	27,800	43,641
Fosun International, Ltd.	94,500	120,016
Galaxy Entertainment Group, Ltd.	43,000	361,067
Great Eagle Holdings, Ltd.	9,000	32,385
Hang Lung Group, Ltd.	6,000	32,177
Hang Lung Properties, Ltd.	16,000	49,414
Hang Seng Bank, Ltd.	9,500	161,179
HC International, Inc.(1)	12,000	26,038
Henderson Land Development Co., Ltd.	8,800	55,932
HKT Trust and HKT, Ltd.	111,000	131,383
Hongkong Land Holdings, Ltd.	13,000	88,856
Hopewell Holdings, Ltd.	33,500	116,356
Hutchison Whampoa, Ltd.	30,000	407,347
Hysan Development Co., Ltd.	7,000	33,597
Jardine Matheson Holdings, Ltd.	2,400	143,254
Jardine Strategic Holdings, Ltd.	3,000	107,224
Johnson Electric Holdings, Ltd.	7,875	30,484
Kerry Properties, Ltd.	10,000	36,500
Link REIT (The)	22,500	127,800
MTR Corp., Ltd.	17,500	68,750
NWS Holdings, Ltd.	17,000	31,495
Pacific Basin Shipping, Ltd.	51,000	30,721
PAX Global Technology, Ltd.(1)	54,000	41,393
PCCW, Ltd.	191,000	116,700
Power Assets Holdings, Ltd.	47,500	424,586
Sands China, Ltd.	33,200	243,955
Shangri-La Asia, Ltd.	22,000	34,760
Sino Land Co., Ltd.	22,000	37,793
Sun Hung Kai Properties, Ltd.	10,000	151,664

5

Security	Shares	Value
Swire Pacific, Ltd., Class A	4,000	$51,475
Television Broadcasts, Ltd.	4,700	30,528
VTech Holdings, Ltd.	7,100	87,774
Yue Yuen Industrial Holdings, Ltd.	10,500	35,022

		$4,864,056

Ireland — 1.9%
Aer Lingus Group PLC	13,945	$24,781
CRH PLC	15,902	371,161
DCC PLC	3,647	208,077
FBD Holdings PLC	1,257	24,085
FleetMatics Group PLC(1)	4,706	148,662
Fly Leasing, Ltd.	2,162	32,300
Glanbia PLC	4,590	70,616
Grafton Group PLC	9,728	94,277
ICON PLC(1)	9,374	485,573
Irish Continental Group PLC	7,510	26,763
Kerry Group PLC, Class A	5,210	386,953
Origin Enterprises PLC	2,844	31,871
Paddy Power PLC	4,444	313,790

		$2,218,909

Israel — 2.0%
Bank Hapoalim B.M.	42,928	$250,410
Bezeq Israeli Telecommunication Corp., Ltd.	176,420	328,497
Caesarstone Sdot-Yam, Ltd.	837	36,292
Check Point Software Technologies, Ltd.(1)	4,277	290,280
Delek Automotive Systems, Ltd.	2,964	30,865
Delek Group, Ltd.	342	134,191
Elbit Systems, Ltd.	2,327	145,821
Gazit-Globe, Ltd.	2,382	31,851
Israel Chemicals, Ltd.	19,219	156,275
Israel Corp., Ltd.(1)	96	56,501
Israel Discount Bank, Ltd., Series A(1)	19,603	34,149
Mizrahi Tefahot Bank, Ltd.	12,770	161,476
Orbotech, Ltd.(1)	2,016	32,518
Ormat Industries, Ltd.	5,806	42,068
Osem Investment, Ltd.	2,955	69,360
Paz Oil Co., Ltd.	464	74,627
SodaStream International, Ltd.(1)	1,765	58,245
Strauss Group, Ltd.	3,732	73,246
Teva Pharmaceutical Industries, Ltd. ADR	6,986	373,751

		$2,380,423

Italy — 3.3%
Assicurazioni Generali SpA	4,184	$87,332
Astaldi SpA	2,796	26,916
Atlantia SpA	13,187	349,010
Autogrill SpA(1)	7,979	67,900
Banca Popolare di Milano Scarl(1)	33,412	29,116
Brembo SpA	781	28,696
Buzzi Unicem SpA	3,892	63,115
CIR SpA(1)	19,905	27,663
Davide Campari-Milano SpA	17,139	133,702
DiaSorin SpA	1,529	61,184
Enel Green Power SpA	55,789	154,307
Enel SpA	55,440	315,619
ENI SpA	26,390	671,517
GTECH SpA	1,016	24,418
Interpump Group SpA	2,136	27,260

6

Security	Shares	Value
Intesa Sanpaolo SpA	61,402	$182,341
Italcementi SpA	2,564	19,022
Luxottica Group SpA	4,875	268,949
Mediobanca SpA(1)	2,802	24,697
Pirelli & C. SpA	5,635	84,036
Prada SpA	6,900	49,024
Recordati SpA	4,182	69,027
Salvatore Ferragamo SpA	941	25,882
Snam SpA	37,238	219,514
Sorin SpA(1)	9,439	25,919
Telecom Italia SpA(1)	214,684	247,379
Telecom Italia SpA, PFC Shares	365,898	342,104
Terna Rete Elettrica Nazionale SpA	35,037	184,266
Tod’s SpA	213	23,365
Unione di Banche Italiane SCpA	4,763	39,213
World Duty Free SpA(1)	2,214	25,207
Yoox SpA(1)	851	22,396

		$3,920,096

Japan — 16.9%
3-D Matrix, Ltd.(1)	800	$28,654
ADEKA Corp.	2,700	37,223
Advantest Corp.	2,700	30,144
Aeon Co., Ltd.	9,400	105,544
Aeon Mall Co., Ltd.	1,300	30,464
Aichi Steel Corp.	9,000	35,650
Air Water, Inc.	4,000	63,972
Ajinomoto Co., Inc.	8,000	122,977
Alfresa Holdings Corp.	400	23,880
All Nippon Airways Co., Ltd.	11,000	27,214
Alps Electric Co., Ltd.	2,500	34,700
Anritsu Corp.	3,000	28,588
Asahi Glass Co., Ltd.	6,000	35,555
Asahi Group Holdings, Ltd.	5,900	177,936
Asahi Kasei Corp.	17,000	134,353
Astellas Pharma, Inc.	30,600	414,954
Bandai Namco Holdings, Inc.	1,300	32,901
Bank of Yokohama, Ltd. (The)	5,000	28,451
Bridgestone Corp.	1,900	68,572
Canon, Inc.	7,900	258,450
Central Japan Railway Co.	500	71,011
Century Tokyo Leasing Corp.	900	28,899
Chiba Bank, Ltd. (The)	4,000	29,118
Chubu Electric Power Co., Inc.(1)	22,700	263,878
Chugai Pharmaceutical Co., Ltd.	5,300	176,399
Chugoku Bank, Ltd. (The)	3,000	46,093
Citizen Holdings Co., Ltd.	7,100	56,451
Cosmo Oil Co., Ltd.	38,000	76,172
Credit Saison Co., Ltd.	1,400	27,546
Daido Steel Co., Ltd.	7,000	32,711
Daikin Industries, Ltd.	1,100	75,547
Daishi Bank, Ltd. (The)	9,000	33,094
Daito Trust Construction Co., Ltd.	300	36,158
Daiwa House Industry Co., Ltd.	3,000	60,898
DeNA Co., Ltd.	1,800	23,215
Denki Kagaku Kogyo K.K.	9,000	33,622
Dentsu, Inc.	900	35,645
Dowa Holdings Co., Ltd.	4,000	37,220
Dydo Drinco, Inc.	800	35,326
East Japan Railway Co.	1,100	88,118
Eisai Co., Ltd.	3,600	152,495
Electric Power Development Co., Ltd.	4,500	144,978
FamilyMart Co., Ltd.	800	35,929

7

Security	Shares	Value
Fancl Corp.	2,700	$33,067
FANUC Corp.	700	120,981
Fast Retailing Co., Ltd.	300	99,044
Fuji Electric Co., Ltd.	8,000	41,250
Fuji Oil Co., Ltd.	2,300	36,749
FUJIFILM Holdings Corp.	3,400	97,056
Fujitsu, Ltd.	15,000	114,982
Fukuoka Financial Group, Inc.	7,000	35,810
Furukawa Electric Co., Ltd.	13,000	27,499
GungHo Online Entertainment, Inc.	5,200	29,275
Gunma Bank, Ltd. (The)	5,000	29,419
Hachijuni Bank, Ltd. (The)	5,000	30,737
Hamamatsu Photonics K.K.	1,200	56,408
Hirose Electric Co., Ltd.	300	42,163
Hiroshima Bank, Ltd. (The)	12,000	58,231
Hisamitsu Pharmaceutical Co., Inc.	1,200	47,801
Hitachi Metals, Ltd.	3,000	48,784
Hokuhoku Financial Group, Inc.	15,000	30,798
Honda Motor Co., Ltd.	7,400	257,602
Hoya Corp.	3,500	113,325
Hulic Co., Ltd.	2,200	25,911
Ibiden Co., Ltd.	3,200	63,942
Idemitsu Kosan Co., Ltd.	4,100	83,803
IHI Corp.	7,000	32,371
Isetan Mitsukoshi Holdings, Ltd.	2,700	33,458
Ito En, Ltd.	1,400	34,120
ITOCHU Corp.	6,400	81,490
ITOCHU Techno-Solutions Corp.	800	35,778
Iyo Bank, Ltd. (The)	6,000	60,779
Japan Airlines Co., Ltd.	700	38,666
Japan Drilling Co., Ltd.	800	40,594
Japan Exchange Group, Inc.	1,000	22,751
Japan Real Estate Investment Corp.	6	33,726
Japan Retail Fund Investment Corp.	15	33,054
Japan Steel Works, Ltd.	7,000	30,080
Japan Tobacco, Inc.	12,400	436,077
JGC Corp.	1,000	30,302
Joyo Bank, Ltd. (The)	12,000	63,847
JX Holdings, Inc.	93,600	481,301
Kagome Co., Ltd.	1,800	30,136
Kajima Corp.	8,000	37,200
Kakaku.com, Inc.	2,000	33,848
Kaken Pharmaceutical Co., Ltd.	2,000	44,688
Kamigumi Co., Ltd.	8,000	76,513
Kansai Electric Power Co., Inc. (The)(1)	29,500	269,458
Kansai Paint Co., Ltd.	9,000	150,819
Kao Corp.	5,700	234,408
KDDI Corp.	15,300	879,488
Keihan Electric Railway Co., Ltd.	8,000	34,810
Kewpie Corp.	2,100	37,790
Keyence Corp.	500	217,822
Kikkoman Corp.	3,000	65,703
Kintetsu Corp.	8,000	29,131
Kobayashi Pharmaceutical Co., Ltd.	500	30,996
Koito Manufacturing Co., Ltd.	2,000	54,801
Konica Minolta, Inc.	4,500	48,042
Kose Corp.	900	37,435
Kuraray Co., Ltd.	4,500	58,943
Kyocera Corp.	2,800	135,624
KYORIN Holdings, Inc.	1,500	30,907
Kyowa Hakko Kirin Co., Ltd.	6,000	82,432
Kyushu Electric Power Co., Inc.(1)	16,800	186,538

8

Security	Shares	Value
Lawson, Inc.	900	$67,398
Lion Corp.	5,000	29,090
LIXIL Group Corp.	1,100	26,666
M3, Inc.	3,600	58,104
Mandom Corp.	900	32,941
Marubeni Corp.	7,000	49,196
Maruichi Steel Tube, Ltd.	1,200	33,218
Matsumotokiyoshi Holdings Co., Ltd.	900	29,554
Megmilk Snow Brand Co., Ltd.	2,200	28,496
MEIJI Holdings Co., Ltd.	1,000	71,676
Miraca Holdings, Inc.	1,300	60,164
Mitsubishi Chemical Holdings Corp.	19,000	83,156
Mitsubishi Corp.	6,700	141,181
Mitsubishi Estate Co., Ltd.	6,000	146,718
Mitsubishi Gas Chemical Co., Inc.	6,000	38,991
Mitsubishi Logistics Corp.	4,000	60,647
Mitsubishi Motors Corp.	2,000	22,786
Mitsubishi Tanabe Pharma Corp.	3,200	46,482
Mitsubishi UFJ Financial Group, Inc.	59,600	351,479
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,800	32,486
Mitsui & Co., Ltd.	7,200	115,469
Mitsui Fudosan Co., Ltd.	3,000	99,071
Mizuho Financial Group, Inc.	82,000	159,201
Morinaga Milk Industry Co., Ltd.	7,000	25,095
Murata Manufacturing Co., Ltd.	1,800	171,585
Nabtesco Corp.	1,300	29,371
NGK Spark Plug Co., Ltd.	4,000	119,590
NH Foods, Ltd.	3,000	61,412
Nidec Corp.	1,000	65,127
Nihon Kohden Corp.	700	34,394
Nihon Parkerizing Co., Ltd.	1,000	22,074
Nikon Corp.	1,800	27,918
Nintendo Co., Ltd.	900	99,981
Nippon Building Fund, Inc.	5	28,071
Nippon Electric Glass Co., Ltd.	10,000	56,025
Nippon Flour Mills Co., Ltd.	5,000	25,287
Nippon Kayaku Co., Ltd.	2,000	25,353
Nippon Light Metal Holdings Co., Ltd.	21,500	36,443
Nippon Paint Co., Ltd.	2,000	46,083
Nippon Shinyaku Co., Ltd.	1,000	28,554
Nippon Shokubai Co., Ltd.	3,000	38,455
Nippon Soda Co., Ltd.	5,000	27,283
Nippon Telegraph & Telephone Corp.	9,300	617,560
Nissan Chemical Industries, Ltd.	2,000	36,662
Nissan Motor Co., Ltd.	10,300	101,047
Nisshin Seifun Group, Inc.	5,000	58,390
Nisshin Steel Co., Ltd.	2,900	39,158
Nissin Foods Holdings Co., Ltd.	1,200	65,935
Nitori Holdings Co., Ltd.	1,000	56,171
Nitto Denko Corp.	1,000	44,626
NOF Corp.	4,000	27,888
Nomura Real Estate Holdings, Inc.	1,500	27,870
Nomura Research Institute, Ltd.	1,000	31,485
NTT Data Corp.	1,100	41,890
NTT DoCoMo, Inc.	35,300	619,026
Obayashi Corp.	4,000	29,193
OJI Paper Co., Ltd.	12,000	48,297
Oki Electric Industry Co., Ltd.	14,000	31,067

9

Security	Shares	Value
Okinawa Electric Power Co., Inc. (The)	900	$28,859
Ono Pharmaceutical Co., Ltd.	2,100	177,637
Oracle Corp. Japan	1,000	42,369
ORIX Corp.	5,100	82,422
Osaka Gas Co., Ltd.	62,000	257,876
Otsuka Corp.	900	41,007
Otsuka Holdings Co., Ltd.	5,900	187,872
Pigeon Corp.	600	34,467
Rakuten, Inc.	4,300	56,472
Rengo Co., Ltd.	6,000	27,410
Resona Holdings, Inc.	7,700	42,909
Rinnai Corp.	600	54,627
Rohto Pharmaceutical Co., Ltd.	1,000	15,475
San-Ai Oil Co., Ltd.	4,000	30,384
Santen Pharmaceutical Co., Ltd.	1,500	88,426
Sawai Pharmaceutical Co., Ltd.	400	22,670
SECOM Co., Ltd.	500	30,413
Sega Sammy Holdings, Inc.	1,400	27,694
Sekisui Chemical Co., Ltd.	3,000	35,971
Sekisui House, Ltd.	2,000	26,250
Seven Bank, Ltd.	7,400	29,696
Sharp Corp.(1)	11,000	34,263
Shimadzu Corp.	4,000	38,287
Shimano, Inc.	200	23,348
Shimizu Corp.	5,000	38,298
Shin-Etsu Chemical Co., Ltd.	4,200	266,398
Shionogi & Co., Ltd.	4,300	92,832
Ship Healthcare Holdings, Inc.	800	26,137
Shiseido Co., Ltd.	5,300	104,457
Showa Denko K.K.	22,000	32,003
Showa Shell Sekiyu K.K.	7,000	78,949
SMC Corp.	200	55,216
Sojitz Corp.	18,700	31,807
Sumitomo Corp.	4,900	64,572
Sumitomo Metal Mining Co., Ltd.	5,000	83,296
Sumitomo Mitsui Financial Group, Inc.	6,300	256,816
Sumitomo Osaka Cement Co., Ltd.	7,000	25,164
Suruga Bank, Ltd.	7,000	136,491
Suzuken Co., Ltd.	2,600	82,896
Taiheiyo Cement Corp.	15,000	58,077
Taisei Corp.	6,000	33,838
Taisho Pharmaceutical Holdings Co., Ltd.	700	49,832
Taiyo Nippon Sanso Corp.	8,000	70,153
Takeda Pharmaceutical Co., Ltd.	9,200	419,635
TDK Corp.	1,000	47,971
TEIJIN, Ltd.	12,000	29,717
Toagosei Co., Ltd.	7,000	29,493
Toho Gas Co., Ltd.	4,000	22,103
Tokai Carbon Co., Ltd.	9,000	25,746
Tokio Marine Holdings, Inc.	3,300	103,774
Tokyo Electron, Ltd.	1,400	91,453
Tokyo Gas Co., Ltd.	71,000	405,601
Tokyo Ohka Kogyo Co., Ltd.	1,300	31,121
Tokyo Tatemono Co., Ltd.	3,000	25,623
Tokyu Corp.	4,000	28,757
Tokyu Fudosan Holdings Corp.	4,000	30,339
TonenGeneral Sekiyu K.K.	11,000	96,067
Toppan Printing Co., Ltd.	4,000	30,470
Toray Industries, Inc.	20,000	135,377
Toshiba Corp.	18,000	80,058

10

Security	Shares	Value
Tosoh Corp.	7,000	$30,714
Toyo Ink SC Holdings Co., Ltd.	7,000	33,161
Toyo Suisan Kaisha, Ltd.	1,000	30,332
Toyobo Co., Ltd.	18,000	29,134
Toyota Industries Corp.	1,100	53,590
Toyota Motor Corp.	11,100	655,344
Toyota Tsusho Corp.	1,100	30,581
Trend Micro, Inc.	1,000	35,597
Tsuruha Holdings, Inc.	400	22,962
UACJ Corp.	7,000	27,653
Ube Industries, Ltd.	17,000	29,333
Unicharm Corp.	1,700	104,096
UNY Group Holdings Co., Ltd.	4,700	27,939
USS Co., Ltd.	7,000	122,287
Valor Co., Ltd.	2,200	35,852
Yahoo! Japan Corp.	11,200	50,677
Yamato Holdings Co., Ltd.	3,200	66,658
Yamato Kogyo Co., Ltd.	1,000	32,505
Yamazaki Baking Co., Ltd.	2,000	25,315
Zeon Corp.	3,000	29,629
ZERIA Pharmaceutical Co., Ltd.	2,000	49,021

		$19,949,525

Netherlands — 4.3%
Aegon NV	9,795	$79,434
Aercap Holdings NV(1)	700	30,541
Airbus Group NV	3,366	195,296
Akzo Nobel NV	5,560	400,451
AMG Advanced Metallurgical Group NV(1)	3,024	29,443
ASML Holding NV	6,439	607,264
CNH Industrial NV	22,164	204,572
Corio NV	626	33,257
Delta Lloyd NV	3,195	73,801
Fugro NV	4,741	182,558
Gemalto NV	831	81,169
Heineken NV	2,124	149,201
ING Groep NV(1)	22,110	287,156
Koninklijke Ahold NV	10,791	188,155
Koninklijke DSM NV	3,672	253,674
Koninklijke KPN NV(1)	131,647	420,961
Koninklijke Philips NV	10,722	330,458
Koninklijke Vopak NV	4,635	214,554
OCI(1)	716	27,359
QIAGEN NV(1)	13,623	332,677
Reed Elsevier NV	24,896	560,421
STMicroelectronics NV	26,346	218,703
TNT Express NV	3,342	26,931
Unilever NV	1,457	59,964
Ziggo NV	1,211	54,610

		$5,042,610

New Zealand — 0.9%
Argosy Property, Ltd.	71,574	$61,072
Auckland International Airport, Ltd.	71,354	230,681
Contact Energy, Ltd.	23,324	109,528
Fisher & Paykel Healthcare Corp., Ltd.	10,114	40,748
Fletcher Building, Ltd.	17,648	135,837
Kiwi Income Property Trust REIT	88,630	88,407
Ryman Healthcare, Ltd.	7,558	51,795
Sky Network Television, Ltd.	19,058	108,877

11

Security	Shares	Value
Telecom Corporation of New Zealand, Ltd.	52,744	$127,045
Trade Me, Ltd.	8,490	24,989
Xero, Ltd.(1)	5,362	112,917

		$1,091,896

Norway — 2.0%
Atea ASA	6,274	$73,758
Austevoll Seafood ASA	4,763	32,049
Borregaard ASA	4,154	27,932
DNB ASA	9,428	167,079
DNO ASA(1)	8,093	27,107
Gjensidige Forsikring ASA	6,519	125,699
Kongsberg Gruppen ASA	3,498	79,878
Leroey Seafood Group ASA	876	31,751
Nordic Semiconductor ASA(1)	14,025	75,452
Opera Software ASA	8,541	100,114
Orkla ASA	24,227	219,293
Prosafe SE	3,357	25,000
Salmar ASA	2,132	41,755
Schibsted ASA	5,268	254,317
SpareBank 1 SMN	3,485	29,535
SpareBank 1 SR-Bank ASA	3,147	28,852
Statoil ASA	7,438	212,538
Stolt-Nielsen, Ltd.	2,728	61,975
Telenor ASA	16,239	373,709
Veidekke ASA	9,393	102,739
Yara International ASA	5,093	232,711

		$2,323,243

Portugal — 0.8%
Banco BPI SA(1)	11,996	$24,158
EDP-Energias de Portugal SA	53,769	251,805
Galp Energia SGPS SA, Class B	9,466	168,014
Jeronimo Martins SGPS SA	7,890	103,132
Mota-Engil SGPS SA	8,047	50,190
NOS SGPS	22,214	132,399
Portucel SA	19,411	89,047
Portugal Telecom SGPS SA	43,046	92,922

		$911,667

Singapore — 2.0%
Ascendas Real Estate Investment Trust	44,000	$82,098
Boustead Singapore, Ltd.	20,000	29,450
CapitaMall Trust	33,000	51,994
City Developments, Ltd.	4,000	33,783
ComfortDelGro Corp., Ltd.	45,000	93,003
Ezion Holdings, Ltd.	51,000	87,340
Ezra Holdings, Ltd.	35,000	32,804
First Resources, Ltd.	14,000	25,260
Flextronics International, Ltd.(1)	24,612	255,719
Genting Singapore PLC	164,000	174,872
Global Logistic Properties, Ltd.	13,000	28,940
Hutchison Port Holdings Trust	44,000	32,736
Mapletree Commercial Trust	29,000	32,488
Mapletree Logistics Trust	32,000	30,089
Oversea-Chinese Banking Corp., Ltd.	18,000	143,656
Petra Foods, Ltd.	10,000	31,548
Raffles Medical Group, Ltd.	10,000	31,285
Sembcorp Industries, Ltd.	7,000	30,653
Singapore Press Holdings, Ltd.	41,000	136,229
Singapore Technologies Engineering, Ltd.	29,000	88,072
Singapore Telecommunications, Ltd.	130,000	422,825

12

Security	Shares	Value
United Engineers, Ltd.	16,000	$30,699
United Overseas Bank, Ltd.	11,000	212,285
Venture Corp., Ltd.	7,000	45,446
Wilmar International, Ltd.	75,000	195,814

		$2,359,088

Spain — 3.9%
Abertis Infraestructuras SA	13,164	$288,521
Acerinox SA	8,757	145,733
Amadeus IT Holding SA, Class A	12,461	490,348
Banco de Sabadell SA	8,667	28,135
Banco Santander SA	33,878	340,382
Bankia SA(1)	14,959	29,306
CaixaBank SA	24,878	149,597
Distribuidora Internacional de Alimentacion SA	18,053	149,637
Ebro Foods SA	1,302	26,608
Enagas SA	5,403	179,755
Ferrovial SA	14,606	306,028
Grifols SA, Class A	5,089	229,706
Grifols SA, Class B	4,169	155,231
Iberdrola SA	26,621	198,052
Industria de Diseno Textil SA	21,305	622,382
Red Electrica Corp. SA	2,231	191,708
Repsol SA	14,951	372,841
Telefonica SA	30,964	504,791
Viscofan SA	1,024	57,378
Zardoya Otis SA	6,587	100,749

		$4,566,888

Sweden — 3.6%
AAK AB	447	$25,465
Alfa Laval AB	1,149	26,092
Assa Abloy AB	961	47,219
Atlas Copco AB, Class A	1,766	52,688
Atlas Copco AB, Class B	1,117	30,144
BillerudKorsnas AB	8,829	130,430
Castellum AB	1,757	29,481
Elekta AB, Class B	23,297	285,466
Fabege AB	2,133	29,179
Hennes & Mauritz AB, Class B	12,851	525,367
Hexpol AB	1,665	139,872
Holmen AB, Class B	6,671	224,664
ICA Gruppen AB	890	27,676
Investment AB Kinnevik, Class B	1,448	60,103
Investor AB, Class B	5,534	198,942
Lundin Petroleum AB(1)	8,355	149,752
Meda AB, Class A	13,931	224,612
Skanska AB, Class B	7,392	153,595
SKF AB, Class B	2,244	52,896
Svenska Cellulosa AB SCA, Class B	10,740	264,484
Svenska Handelsbanken AB, Class A	1,779	85,677
Swedbank AB, Class A	10,101	258,764
Swedish Match AB	3,504	114,698
Telefonaktiebolaget LM Ericsson, Class B	41,680	518,994
TeliaSonera AB	70,715	529,636
Tethys Oil AB(1)	2,577	28,545
Wihlborgs Fastigheter AB	1,547	28,786

		$4,243,227

13

Security	Shares	Value
Switzerland — 7.6%
ABB, Ltd.(1)	26,565	$610,938
Allreal Holding AG(1)	214	29,303
Alpiq Holding, Ltd.(1)	241	25,293
Ascom Holding AG	1,636	23,942
Autoneum Holding AG(1)	142	24,297
Baloise Holding AG	1,367	164,594
Bucher Industries AG	89	26,756
Burckhardt Compression Holdings AG	55	28,683
Comet Holding AG(1)	49	31,424
Compagnie Financiere Richemont SA, Class A	8,300	787,605
DKSH Holding AG	352	25,400
Dufry AG(1)	429	73,467
EFG International AG(1)	2,438	29,081
Ems-Chemie Holding AG	96	41,366
Forbo Holding AG(1)	29	28,319
Galenica AG	30	27,012
GAM Holding AG(1)	1,686	30,520
Gategroup Holding AG(1)	975	24,672
Geberit AG	325	108,900
Givaudan SA	177	289,500
Inficon Holding AG(1)	86	27,614
Julius Baer Group, Ltd.(1)	2,361	100,159
Kaba Holding AG(1)	61	29,514
Komax Holding AG	194	29,858
Kuehne & Nagel International AG	231	30,806
Kuoni Reisen Holding AG(1)	68	23,003
Logitech International SA	7,269	106,613
Mobimo Holding AG(1)	139	28,225
Nestle SA	19,315	1,430,083
Novartis AG	14,064	1,223,548
OC Oerlikon Corp. AG(1)	1,895	25,574
Pargesa Holding SA	333	28,187
Partners Group Holding AG	109	27,324
PSP Swiss Property AG(1)	420	37,131
Schindler Holding AG	1,211	179,375
Schmolz & Bickenbach AG(1)	21,068	31,838
SGS SA	46	100,208
Sika AG	16	62,240
Sonova Holding AG	1,114	172,842
Swatch Group, Ltd. (The)	458	45,862
Swatch Group, Ltd. (The), Bearer Shares	638	340,234
Swiss Life Holding AG	399	92,268
Swiss Prime Site AG (1)	678	53,803
Swiss Re AG	5,377	457,085
Swisscom AG	822	456,375
Syngenta AG	2,274	805,574
U-Blox AG(1)	336	43,485
Valiant Holding AG	270	25,654
Valora Holding AG	105	25,381
Zehnder Group AG	691	27,368
Zurich Insurance Group AG(1)	1,565	454,648

		$8,952,951

14

Security	Shares	Value
United Kingdom — 15.5%
3i Group PLC	4,682	$29,738
Aberdeen Asset Management PLC	8,976	62,315
Aggreko PLC	1,997	57,830
Anglo American PLC	11,476	308,199
Anite PLC	21,623	32,734
Antofagasta PLC	3,440	46,810
APR Energy PLC	2,235	21,558
Associated British Foods PLC	4,424	207,096
AstraZeneca PLC	8,384	612,170
Aveva Group PLC	2,620	88,404
Aviva PLC	23,223	196,531
Babcock International Group PLC	3,446	63,685
BAE Systems PLC	15,161	109,265
Balfour Beatty PLC	6,224	24,979
Bellway PLC	1,198	30,409
Berendsen PLC	1,721	30,353
Berkeley Group Holdings PLC	1,125	46,313
BHP Billiton PLC	17,071	582,326
Bovis Homes Group PLC	2,198	28,242
BP PLC	96,827	788,534
British American Tobacco PLC	10,113	592,443
British Land Co. PLC (The)	2,591	30,654
British Sky Broadcasting Group PLC	8,032	118,889
Britvic PLC	2,403	28,396
Bunzl PLC	2,862	76,711
Burberry Group PLC	6,186	147,094
Capita PLC	9,433	191,003
Carillion PLC	4,756	26,748
Carnival PLC	1,660	59,798
Cineworld Group PLC	5,166	28,070
Close Brothers Group PLC	1,265	27,034
Cobham PLC	24,638	121,565
Compass Group PLC	10,232	166,718
Crest Nicholson Holdings PLC	4,968	29,388
Croda International PLC	1,406	49,724
CSR PLC	8,859	78,795
Daily Mail & General Trust PLC, Class A	2,268	31,975
Diageo PLC	13,596	408,319
Domino Printing Sciences PLC	4,721	48,956
Drax Group PLC	9,268	109,024
easyJet PLC	2,461	53,638
Elementis PLC	6,330	28,757
Enterprise Inns PLC(1)	13,077	27,564
Experian PLC	8,507	145,561
Filtrona PLC	2,162	28,012
Firstgroup PLC(1)	13,353	28,389
Fresnillo PLC	2,137	33,401
Friends Life Group, Ltd.	5,908	33,039
G4s PLC	13,501	57,130
Galliford Try PLC	1,478	31,660
GlaxoSmithKline PLC	40,658	979,806
Glencore PLC	90,548	547,148
Grainger PLC	8,181	29,631
Greene King PLC	2,038	28,340
Halma PLC	16,107	152,686
Hammerson PLC	3,110	31,448
Hargreaves Lansdown PLC	1,490	25,688
Howden Joinery Group PLC	5,263	30,051
HSBC Holdings PLC	62,337	668,310

15

Security	Shares	Value
ICAP PLC	4,277	$25,012
Imperial Tobacco Group PLC	4,546	196,814
Informa PLC	5,263	43,184
Inmarsat PLC	7,837	96,124
Innovation Group PLC	55,577	29,051
InterContinental Hotels Group PLC	1,773	71,941
Intertek Group PLC	1,447	62,474
Intu Properties PLC	6,028	33,315
ITE Group PLC	7,912	26,718
J Sainsbury PLC	7,562	39,858
Johnson Matthey PLC	1,714	85,403
Kcom Group PLC	18,722	31,638
Keller Group PLC	1,779	26,014
Kier Group PLC	1,060	31,221
Kingfisher PLC	14,750	74,500
Ladbrokes PLC	11,549	25,621
Laird PLC	12,084	58,707
Land Securities Group PLC	1,680	29,474
Legal & General Group PLC	20,937	82,598
Lloyds Banking Group PLC(1)	199,578	248,809
London Stock Exchange Group PLC	974	31,771
Londonmetric Property PLC REIT	12,704	30,198
Lonmin PLC(1)	6,079	23,309
Marks & Spencer Group PLC	23,568	170,597
Marston’s PLC	12,099	29,280
Meggitt PLC	6,752	57,814
Micro Focus International PLC	6,113	87,479
Mitchells & Butlers PLC(1)	4,075	25,656
Mitie Group PLC	5,571	28,603
Mondi PLC	3,349	58,654
Moneysupermarket.com Group PLC	16,319	51,066
National Grid PLC	74,070	1,054,996
NCC Group PLC	9,827	34,886
Next PLC	1,363	155,562
Old Mutual PLC	33,291	109,520
Oxford Instruments PLC	2,226	47,205
Pace PLC	16,468	88,549
Paragon Group of Cos. PLC (The)	4,937	28,672
Pearson PLC	6,368	122,488
Phoenix Group Holdings	2,631	31,040
Playtech PLC	8,460	87,451
Premier Farnell PLC	16,026	48,712
Provident Financial PLC	887	31,730
PZ Cussons PLC	5,045	30,007
QinetiQ Group PLC	8,311	28,964
Randgold Resources, Ltd.	1,173	101,003
Reckitt Benckiser Group PLC	3,354	296,082
Reed Elsevier PLC	7,665	123,221
Renishaw PLC	1,543	48,116
Rentokil Initial PLC	15,781	31,468
Rexam PLC	7,065	59,557
Rightmove PLC	906	34,699
Rolls-Royce Holdings PLC(1)	16,806	293,371
Rotork PLC	757	35,231
Royal Dutch Shell PLC, Class A	27,462	1,129,124
RSA Insurance Group PLC	3,640	28,141
Sage Group PLC (The)	46,291	287,514

16

Security	Shares	Value
SDL PLC(1)	5,875	$31,531
Segro PLC REIT	5,128	30,888
Senior PLC	6,285	27,808
Shaftesbury PLC	2,677	30,485
Smiths Group PLC	1,428	30,643
Spirax-Sarco Engineering PLC	602	27,579
Spirent Communications PLC	26,820	46,464
Sports Direct International PLC(1)	2,255	25,338
SSE PLC	17,329	425,582
Standard Chartered PLC	1,664	34,508
TalkTalk Telecom Group PLC	10,243	54,319
Tate & Lyle PLC	2,622	27,527
Telecity Group PLC	9,172	122,670
TT electronics PLC	8,490	26,478
UBM PLC	2,729	28,442
Ultra Electronics Holdings PLC	1,034	30,824
Unilever PLC	4,839	209,076
UNITE Group PLC (The)	4,128	28,251
United Utilities Group PLC	13,947	209,045
Victrex PLC	953	25,704
Vodafone Group PLC	452,116	1,505,588
Whitbread PLC	3,180	230,281
William Hill PLC	6,621	39,245
WS Atkins PLC	1,397	31,323
Xaar PLC	3,933	36,494
Xchanging PLC	11,221	33,332

		$18,328,691

Total Common Stocks (identified cost $104,148,267)		$116,423,591

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$467	$466,620

Total Short-Term Investments (identified cost $466,620)		$466,620

Total Investments — 99.0% (identified cost $104,614,887)		$116,890,211

Other Assets, Less Liabilities — 1.0%		$1,172,746

Net Assets — 100.0%		$118,062,957

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $304.

17

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	32.7%	$38,638,439
Japanese Yen	16.9	19,949,525
British Pound Sterling	15.8	18,631,045
Australian Dollar	8.1	9,602,108
Swiss Franc	7.7	9,131,423
Hong Kong Dollar	3.8	4,467,166
Swedish Krona	3.6	4,243,227
United States Dollar	2.2	2,649,777
Danish Krone	2.1	2,463,018
Norwegian Krone	2.0	2,323,243
Singapore Dollar	1.8	2,110,007
Israeli Shekel	1.4	1,589,337
New Zealand Dollar	0.9	1,091,896

Total Investments	99.0%	$116,890,211

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.6%	$14,896,251
Industrials	11.4	13,453,104
Consumer Discretionary	11.3	13,358,911
Materials	10.4	12,345,218
Consumer Staples	10.2	12,028,032
Health Care	10.1	11,931,056
Telecommunication Services	9.7	11,426,838
Information Technology	8.8	10,342,260
Utilities	7.8	9,191,144
Energy	6.3	7,450,777
Short-Term Investments	0.4	466,620

Total Investments	99.0%	$116,890,211

The Portfolio did not have any open financial instruments at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,156,337

Gross unrealized appreciation	$14,596,087
Gross unrealized depreciation	(2,862,213)

Net unrealized appreciation	$11,733,874

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

18

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$321,883	$37,544,790		$—	$37,866,673
Developed Europe	808,059	75,368,436		—	76,176,495
Developed Middle East	791,086	1,589,337		—	2,380,423
Total Common Stocks	$1,921,028	$114,502,563	*	$—	$116,423,591
Short-Term Investments	$—	$466,620		$—	$466,620
Total Investments	$1,921,028	$114,969,183		$—	$116,890,211

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

19

Eaton Vance

Short Duration High Income Fund

July 31, 2014 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $8,689,004 and the Fund owned 14.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short Duration High Income Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 90.1%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.9%
US Airways Group, Inc., 6.125%, 6/1/18	$500	$527,500

		$527,500

Automotive & Auto Parts — 2.0%
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	$200	$214,000
General Motors Financial Co., Inc., 2.75%, 5/15/16	175	177,297
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	750	791,250

		$1,182,547

Broadcasting — 3.7%
AMC Networks, Inc., 7.75%, 7/15/21	$1,000	$1,100,000
Crown Media Holdings, Inc., 10.50%, 7/15/19	1,000	1,115,000

		$2,215,000

Building Materials — 2.2%
Interface, Inc., 7.625%, 12/1/18	$500	$526,250
Interline Brands, Inc., 10.00%, 11/15/18(2)	750	795,000

		$1,321,250

Cable/Satellite TV — 4.9%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$500	$522,500
CSC Holdings, LLC, 7.875%, 2/15/18	500	569,375
DISH DBS Corp., 4.625%, 7/15/17	750	781,875
Mediacom, LLC/Mediacom Capital Corp., 9.125%, 8/15/19	500	524,575
Numericable Group SA, 4.875%, 5/15/19(1)	500	503,125

		$2,901,450

Capital Goods — 1.0%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	$500	$573,125

		$573,125

Chemicals — 0.9%
Ashland, Inc., 3.00%, 3/15/16	$500	$505,625

		$505,625

Consumer Products — 1.7%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$1,000	$1,021,250

		$1,021,250

Containers — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.232%, 12/15/19(1)(3)	$1,000	$982,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	250	248,125
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	65	64,188
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	250	262,812

		$1,557,625

Diversified Financial Services — 14.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17(1)	$1,000	$988,750
Air Lease Corp., 5.625%, 4/1/17	750	815,625
Ally Financial, Inc., 8.00%, 12/31/18	250	293,750
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,494	1,536,952
CIT Group, Inc., 5.25%, 3/15/18	905	957,038
E*TRADE Financial Corp., 6.75%, 6/1/16	1,640	1,771,200
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500	498,750

1

Security	Principal Amount (000’s omitted)	Value
International Lease Finance Corp., 2.181%, 6/15/16(3)	$500	$496,250
International Lease Finance Corp., 8.75%, 3/15/17	450	511,594
Navient, LLC, 4.625%, 9/25/17	250	258,375
Naviant, LLC, 6.00%, 1/25/17	250	267,500

		$8,395,784

Diversified Media — 0.9%
IAC/InterActiveCorp, 4.875%, 11/30/18	$500	$516,250

		$516,250

Energy — 8.6%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 6.741%, 8/1/19(1)(3)	$1,000	$966,250
Chesapeake Energy Corp., 3.25%, 3/15/16	1,000	1,003,750
Chesapeake Energy Corp., 7.25%, 12/15/18	250	284,375
EPL Oil & Gas, Inc., 8.25%, 2/15/18	329	345,450
Regency Energy Partners LP/Regency Energy Finance Corp., 6.875%, 12/1/18	350	366,625
Sabine Pass LNG, LP, 7.50%, 11/30/16	1,000	1,095,000
Seadrill, Ltd., 6.50%, 10/5/15	1,000	1,048,750

		$5,110,200

Entertainment/Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$512,500

		$512,500

Food/Beverage/Tobacco — 1.9%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,110,330

		$1,110,330

Gaming — 2.9%
MGM Resorts International, 6.625%, 7/15/15	$500	$522,250
MGM Resorts International, 6.875%, 4/1/16	500	538,750
Station Casinos, LLC, 7.50%, 3/1/21	125	132,813
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	500	551,250

		$1,745,063

Health Care — 7.5%
Alere, Inc., 7.25%, 7/1/18	$400	$430,000
Alere, Inc., 8.625%, 10/1/18	500	523,125
HCA, Inc., 6.50%, 2/15/16	1,250	1,334,375
ResCare, Inc., 10.75%, 1/15/19	1,500	1,627,500
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500	523,750

		$4,438,750

Homebuilders/Real Estate — 0.8%
iStar Financial, Inc., 3.875%, 7/1/16	$250	$253,125
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	251,875

		$505,000

Leisure — 2.7%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(2)	$500	$512,125
NCL Corp., Ltd., 5.00%, 2/15/18	500	512,500
Royal Caribbean Cruises, 7.25%, 6/15/16	500	551,250

		$1,575,875

Metals/Mining — 0.4%
Novelis, Inc., 8.375%, 12/15/17	$250	$263,125

		$263,125

Paper — 0.4%
Weyerhaeuser Real Estate Co., 4.375%, 6/15/19(1)	$215	$212,581

		$212,581

Restaurants — 1.4%
NPC International, Inc., 10.50%, 1/15/20	$750	$836,250

		$836,250

2

Security	Principal Amount (000’s omitted)	Value
Services — 2.5%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 2.977%, 12/1/17(3)	$250	$249,375
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	30	31,275
Laureate Education, Inc., 9.25%, 9/1/19(1)	500	502,500
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	500	518,750
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	165	172,013

		$1,473,913

Super Retail — 7.6%
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$255	$258,825
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	1,750	1,824,375
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	86	87,290
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	1,295	1,304,712
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,062,500

		$4,537,702

Technology — 6.0%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$506,250
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	250	278,750
Boxer Parent Co., Inc., 9.00%, 10/15/19(1)(2)	250	233,750
Ceridian, LLC/Comdata, Inc., 8.125%, 11/15/17(1)	500	500,000
NXP BV/NXP Funding, LLC, 3.50%, 9/15/16(1)	500	503,750
NXP BV/NXP Funding, LLC, 3.75%, 6/1/18(1)	500	497,500
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,000	1,045,625

		$3,565,625

Telecommunications — 8.1%
Digicel, Ltd., 8.25%, 9/1/17(1)	$750	$770,625
Hughes Satellite Systems Corp., 6.50%, 6/15/19	250	277,187
Intelsat Luxembourg SA, 6.75%, 6/1/18	1,000	1,037,500
Level 3 Communications, Inc., 11.875%, 2/1/19	250	275,625
Sprint Communications, Inc., 6.00%, 12/1/16	250	270,469
Sprint Communications, Inc., 9.00%, 11/15/18(1)	750	881,250
T-Mobile USA, Inc., 5.25%, 9/1/18	275	284,281
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,025,500

		$4,822,437

Utilities — 3.5%
AES Corp. (The), 3.229%, 6/1/19(3)	$1,500	$1,496,250
AES Corp. (The), 9.75%, 4/15/16	540	603,450

		$2,099,700

Total Corporate Bonds & Notes (identified cost $53,719,193)		$53,526,457

Senior Floating-Rate Interests — 7.8%(4)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing/Printing — 1.7%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$998	$1,005,979

		$1,005,979

Services — 2.5%
Hertz Corporation (The), Term Loan, Maturing 3/12/18(5)	$500	$500,390
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	992	965,083

		$1,465,473

Technology — 1.7%
First Data Corporation, Term Loan, 3.655%, Maturing 3/24/17	$1,000	$997,679

		$997,679

3

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 1.9%
Asurion LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,100	$1,137,125

		$1,137,125

Total Senior Floating-Rate Interests (identified cost $4,587,945)		$4,606,256

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.5%
Hologic, Inc., 0.00%, 12/15/43	$250	$275,938

		$275,938

Total Convertible Bonds (identified cost $269,472)		$275,938

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 5.609%, 11/5/30(1)(6)	$120	$123,401

		$123,401

Total Commercial Mortgage-Backed Securities (identified cost $120,479)		$123,401

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	$411	$410,923

		$410,923

Total Short-Term Investments (identified cost $410,923)		$410,923

Total Investments — 99.3% (identified cost $59,108,012)		$58,942,975

Other Assets, Less Liabilities — 0.7%		$434,934

Net Assets — 100.0%		$59,377,909

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $17,475,911 or 29.4% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

4

(4)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	This Senior Loan will settle after July 31, 2014, at which time the interest rate will be determined.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $595.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,099,864

Gross unrealized appreciation	$405,051
Gross unrealized depreciation	(561,940)

Net unrealized depreciation	$(156,889)

The Portfolio did not have any open financial instruments at July 31, 2014.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$53,526,457	$—	$53,526,457
Senior Floating-Rate Interests	—	4,606,256	—	4,606,256
Convertible Bonds	—	275,938	—	275,938
Commercial Mortgage-Backed Securities	—	123,401	—	123,401
Short-Term Investments	—	410,923	—	410,923
Total Investments	$—	$58,942,975	$—	$58,942,975

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Short Duration Government Income Fund

July 31, 2014 (Unaudited)

Eaton Vance Short Duration Government Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2014, the Fund owned 91.0% of Short-Term U.S. Government Portfolio’s outstanding interests and 8.5% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2014 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Short-Term U.S. Government Portfolio (identified cost, $200,941,394)	$208,647,274	76.9%

Government Obligations Portfolio (identified cost, $58,866,575)	58,753,361	21.6

Total Investments in Affiliated Portfolios (identified cost $259,807,969)	$267,400,635	98.5%

Other Assets, Less Liabilities	$4,100,872	1.5%

Net Assets	$271,501,507	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2014 and October 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Short-Term U.S. Government Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Government Obligations Portfolio at July 31, 2014 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Short-Term U.S. Government Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 68.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
1.932%, with various maturities to 2037(1)	$1,806	$1,863,850
1.951%, with various maturities to 2022(1)	2,448	2,499,343
2.118%, with maturity at 2035(1)	3,960	4,055,105
2.228%, with maturity at 2020(1)	363	370,934
2.359%, with maturity at 2038(1)	4,692	5,036,774
2.364%, with maturity at 2036(1)	4,219	4,510,638
2.409%, with maturity at 2023(1)	1,346	1,391,813
2.455%, with maturity at 2036(1)	5,038	5,401,087
2.821%, with maturity at 2022(1)	177	181,334
2.879%, with maturity at 2035(1)	3,149	3,346,535
2.904%, with maturity at 2034(1)	1,738	1,851,278
2.968%, with maturity at 2032(1)	1,119	1,147,922
3.087%, with maturity at 2025(1)	1,030	1,082,805
3.099%, with maturity at 2029(1)	689	699,746
3.863%, with maturity at 2034(1)	658	715,293
4.073%, with maturity at 2037(1)	3,501	3,806,982
4.359%, with maturity at 2030(1)	1,100	1,195,901
4.50%, with various maturities to 2035	3,815	4,049,613
4.711%, with maturity at 2033(1)	4,080	4,501,086
4.749%, with maturity at 2032(1)	699	744,360
5.00%, with various maturities to 2018	2,230	2,354,448
5.50%, with various maturities to 2018	1,152	1,215,326
6.00%, with various maturities to 2035	5,698	6,425,469
6.50%, with various maturities to 2030	1,033	1,111,380
7.00%, with various maturities to 2035	1,231	1,429,359
7.50%, with various maturities to 2017	72	72,894
8.00%, with various maturities to 2025	147	156,956
9.25%, with maturity at 2017	1	1,262

		$61,219,493

Federal National Mortgage Association:
1.917%, with various maturities to 2037(1)	$1,155	$1,192,363
1.932%, with various maturities to 2035(1)	4,086	4,228,532
1.951%, with maturity at 2032(1)	2,028	2,101,662
2.021%, with maturity at 2031(1)	3,695	3,771,748
2.05%, with maturity at 2038(1)	1,301	1,327,150
2.133%, with maturity at 2018(1)	30	30,001
2.239%, with maturity at 2037(1)	4,288	4,478,450
2.252%, with maturity at 2031(1)	2,920	3,041,518
2.261%, with maturity at 2040(1)	1,297	1,369,317
2.393%, with maturity at 2036(1)	4,878	5,228,175
2.425%, with maturity at 2034(1)	1,738	1,854,192
2.426%, with maturity at 2029(1)	193	196,722
2.486%, with maturity at 2038(1)	1,986	2,132,944
2.501%, with maturity at 2028(1)	2,700	2,873,722
2.519%, with maturity at 2020(1)	570	585,960
2.571%, with maturity at 2036(1)	376	387,862
2.60%, with maturity at 2019(1)	1,073	1,103,189
2.681%, with maturity at 2018(1)	224	231,156
2.721%, with maturity at 2030(1)	506	519,016
2.75%, with maturity at 2018(1)	22	21,895

1

Security	Principal Amount (000’s omitted)	Value
2.838%, with maturity at 2030(1)	$1,103	$1,165,252
2.84%, with maturity at 2030(1)	1,925	1,987,028
3.004%, with maturity at 2036(1)	1,221	1,261,341
3.073%, with maturity at 2021(1)	530	546,320
3.229%, with maturity at 2034(1)	3,063	3,294,873
3.436%, with maturity at 2021(1)	534	551,422
3.508%, with maturity at 2021(1)	864	895,338
3.579%, with maturity at 2026(1)	942	1,021,517
3.645%, with maturity at 2034(1)	4,826	5,246,805
3.714%, with maturity at 2036(1)	339	359,262
3.737%, with maturity at 2035(1)	1,836	1,996,251
3.888%, with maturity at 2036(1)	2,668	2,900,456
3.921%, with maturity at 2035(1)	1,328	1,444,405
3.95%, with maturity at 2034(1)	3,057	3,323,973
4.104%, with maturity at 2033(1)	1,001	1,104,602
4.188%, with maturity at 2035(1)	2,354	2,596,140
4.308%, with maturity at 2034(1)	876	952,231
4.492%, with maturity at 2034(1)	1,335	1,451,700
4.557%, with maturity at 2029(1)	2,117	2,301,397
4.67%, with maturity at 2034(1)	2,455	2,703,722
5.00%, with various maturities to 2019(2)	3,282	3,480,369
6.00%, with various maturities to 2031	2,638	2,947,180
6.32%, with maturity at 2032(1)	409	453,931
6.50%, with various maturities to 2019	99	106,699
7.00%, with various maturities to 2035	8,521	9,779,608
8.00%, with various maturities to 2034	1,284	1,563,390
8.95%, with maturity at 2018(3)	88	94,559
9.50%, with maturity at 2022	234	268,505

		$92,473,850

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$485	$497,488
2.00%, with maturity at 2026(1)	252	262,517
5.00%, with maturity at 2018	1,274	1,346,203
8.25%, with maturity at 2020	152	171,577
9.00%, with maturity at 2017	113	121,837

		$2,399,622

Total Mortgage Pass-Throughs (identified cost $152,179,911)		$156,092,965

Collateralized Mortgage Obligations — 14.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$4,242	$893,687
Series 1395, Class F, 1.317%, 10/15/22(5)	51	50,770
Series 2135, Class JZ, 6.00%, 3/15/29	2,083	2,330,877
Series 3030, (Interest Only), Class SL, 5.948%, 9/15/35(4)(6)	6,535	1,020,914
Series 3114, (Interest Only), Class TS, 6.498%, 9/15/30(4)(6)	16,013	2,632,996
Series 3339, (Interest Only), Class JI, 6.438%, 7/15/37(4)(6)	5,606	805,713
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	11,331	1,266,192
Series 4109, (Interest Only), Class SA, 6.048%, 9/15/32(4)(6)	5,828	1,214,363

		$10,215,512

Federal National Mortgage Association:
Series G93-17, Class FA, 1.155%, 4/25/23(5)	$119	$120,469
Series G93-36, Class ZQ, 6.50%, 12/25/23	523	588,482

2

Security	Principal Amount (000’s omitted)	Value
Series G97-4, Class FA, 0.954%, 6/17/27(5)	$437	$443,299
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(4)	1,429	281,957
Series 1993-203, Class PL, 6.50%, 10/25/23	524	588,679
Series 1993-250, Class Z, 7.00%, 12/25/23	65	66,086
Series 1994-14, Class F, 2.267%, 10/25/23(5)	597	611,648
Series 2001-4, Class GA, 9.459%, 4/17/25(3)	79	89,875
Series 2004-60, (Interest Only), Class SW, 6.895%, 4/25/34(4)(6)	7,815	1,339,303
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	5,819	1,564,454
Series 2006-65, (Interest Only), Class PS, 7.065%, 7/25/36(4)(6)	4,767	833,146
Series 2007-99, (Interest Only), Class SD, 6.245%, 10/25/37(4)(6)	7,655	1,254,544
Series 2009-48, Class WA, 5.848%, 7/25/39(3)	1,456	1,626,768
Series 2009-62, Class WA, 5.56%, 8/25/39(3)	2,248	2,506,160
Series 2009-93, (Interest Only), Class SC, 5.995%, 11/25/39(4)(6)	13,312	2,247,895
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	6,606	387,237
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	9,104	679,703
Series 2011-49, Class NT, 6.00%, 6/25/41(6)	1,495	1,643,838
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	5,351	1,130,059
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	11,620	1,078,215
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(4)	16,231	2,057,060

		$21,138,877

Government National Mortgage Association:
Series 2000-30, Class F, 0.702%, 12/16/22(5)	$642	$647,742

		$647,742

Total Collateralized Mortgage Obligations (identified cost $32,157,690)		$32,002,131

U.S. Government Agency Obligations — 10.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
5.75%, 6/12/26	$6,000	$7,444,902

		$7,444,902

United States Agency for International Development - Israel:
0.00%, 3/15/21	$20,000	$16,929,860

		$16,929,860

Total U.S. Government Agency Obligations (identified cost $21,425,793)		$24,374,762

Short-Term Investments — 6.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	$14,080	$14,079,764

Total Short-Term Investments (identified cost $14,079,764)		$14,079,764

Total Investments — 98.9% (identified cost $219,843,158)		$226,549,622

Other Assets, Less Liabilities — 1.1%		$2,628,301

Net Assets — 100.0%		$229,177,923

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2014.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2014.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $12,149.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$221,791,888

Gross unrealized appreciation	$8,778,475
Gross unrealized depreciation	(4,020,741)

Net unrealized appreciation	$4,757,734

A summary of open financial instruments at July 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/14	80 U.S. 5-Year Treasury Note	Short	$(9,563,750)	$(9,506,875)	$56,875
9/14	245 U.S. 10-Year Treasury Note	Short	(30,625,000)	(30,529,297)	95,703
9/14	62 U.S. Ultra-Long Treasury Bond	Long	9,212,813	9,352,313	139,500

					$292,078

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$10,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(269,150)
Deutsche Bank AG	10,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	1,387,250

						$1,118,100

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the fiscal year to date ended July 31, 2014 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$100,000,000	$1,265,000
Swaptions expired	(100,000,000)	(1,265,000)

Outstanding, end of period	$—	$—

4

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$292,078	(1)	$—
Swap contracts	$1,387,250		$(269,150)

Total	$1,679,328		$(269,150)

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$156,092,965	$—	$156,092,965
Collateralized Mortgage Obligations	—	32,002,131	—	32,002,131
U.S. Government Agency Obligations	—	24,374,762	—	24,374,762
Short-Term Investments	—	14,079,764	—	14,079,764
Total Investments	$—	$226,549,622	$—	$226,549,622
Futures Contracts	$292,078	$—	$—	$292,078
Swap Contracts	—	1,387,250	—	1,387,250
Total	$292,078	$227,936,872	$—	$228,228,950

Liability Description
Swap Contracts	$—	$(269,150)	$—	$(269,150)
Total	$—	$(269,150)	$—	$(269,150)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Short Duration Strategic Income Fund

July 31, 2014 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Institutional Emerging Markets Debt Fund (the Affiliated Investment Fund). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2014, the Fund owned less than 0.05% of Bond Portfolio’s outstanding interests, 8.2% of Boston Income Portfolio’s outstanding interests, 80.4% of Currency Income Advantage Portfolio’s outstanding interests, less than 0.05% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 12.3% of Emerging Markets Local Income Portfolio’s outstanding interests, 25.0% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 83.7% of Global Macro Capital Opportunities Portfolio’s outstanding interests, 3.7% of Global Macro Portfolio’s outstanding interests, 84.0% of Global Opportunities Portfolio’s outstanding interests, 10.5% of High Income Opportunities Portfolio’s outstanding interests, 2.8% of International Income Portfolio’s outstanding interests, 1.1% of Senior Debt Portfolio’s outstanding interests and 72.2% of Short Duration High Income Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2014 is set forth below.

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Bond Portfolio (identified cost, $0)		$17,314	0.0	%(1)
Boston Income Portfolio (identified cost, $397,820,150)		425,731,385	22.6
Currency Income Advantage Portfolio (identified cost, $43,930,227)		44,303,085	2.4
Eaton Vance Floating Rate Portfolio (identified cost, $0)		20,490	0.0	(1)
Emerging Markets Local Income Portfolio (identified cost, $52,961,445)		55,853,629	3.0
Global Macro Absolute Return Advantage Portfolio (identified cost, $409,431,213)		421,781,977	22.4
Global Macro Capital Opportunities Portfolio (identified cost, $42,989,886)		43,751,649	2.3
Global Macro Portfolio (identified cost, $138,100,271)		173,177,732	9.2
Global Opportunities Portfolio (identified cost, $407,661,314)		414,376,183	22.0
High Income Opportunities Portfolio (identified cost, $97,905,625)		113,455,701	6.0
International Income Portfolio (identified cost, $20,372,765)		19,867,970	1.1
Senior Debt Portfolio (identified cost, $81,501,287)		81,700,689	4.3
Short Duration High Income Portfolio (identified cost, $42,881,849)		42,856,924	2.3

Total Investments in Affiliated Portfolios (identified cost $1,735,556,032)		$1,836,894,728	97.6%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Institutional Emerging Markets Debt Fund, Class I	5,107,252	$50,459,653	2.7%

Total Investments in Affiliated Investment Funds (identified cost $50,000,000)		$50,459,653	2.7%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/14	$2,339,703	$2,339,703	0.1%

Total Short-Term Investments (identified cost $2,339,703)		$2,339,703	0.1%

Total Investments (identified cost $1,787,895,735)		$1,889,694,084	100.4%

Other Assets, Less Liabilities		$(7,745,047)	(0.4)%

Net Assets		$1,881,949,037	100.0%

(1)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund, excluding the affiliated Portfolios, at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,339,703

Gross unrealized appreciation	$459,653
Gross unrealized depreciation	—

Net unrealized appreciation	$459,653

Affiliated Investment Funds

Transactions with Affiliated Investment Funds for the fiscal year to date ended July 31, 2014 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period
Eaton Vance Institutional Emerging Markets Debt Fund, Class I	$—	$50,000,000	$—	$—	$—	50,459,653

Total	$—	$50,000,000	$—	$—	$—	$50,459,653

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$1,836,894,728	$—	$—	$1,836,894,728
Investments in Affiliated Investment Funds	50,459,653	—	—	50,459,653
Short-Term Investments	—	2,339,703	—	2,339,703
Total Investments	$1,887,354,381	$2,339,703	$—	$1,889,694,084

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2014 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2014, the Fund owned 1.3% of Tax-Managed Growth Portfolio’s outstanding interests, 16.0% of Tax-Managed Value Portfolio’s outstanding interests, 62.2% of Tax-Managed International Equity Portfolio’s outstanding interests, 42.0% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 28.6% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 45.7% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2014 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Tax-Managed Growth Portfolio (identified cost, $83,325,332)	$128,647,640	28.9%

Tax-Managed Value Portfolio (identified cost, $83,883,312)	119,351,640	26.8

Tax-Managed International Equity Portfolio (identified cost, $66,096,715)	73,391,899	16.5

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $33,033,622)	46,452,863	10.4

Tax-Managed Small-Cap Portfolio (identified cost, $33,434,597)	41,232,818	9.3

Tax-Managed Small-Cap Value Portfolio (identified cost, $24,350,498)	36,887,774	8.3

Total Investments in Affiliated Portfolios (identified cost, $324,124,076)	$445,964,634	100.2%

Other Assets, Less Liabilities	$(682,165)	(0.2)%

Net Assets	$445,282,469	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2014 and October 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Tax-Managed Global Dividend Income Fund

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.2%

Security	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co. (The)	65,000	$7,831,200

		$7,831,200

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	218,000	$14,706,280

		$14,706,280

Automobiles — 1.1%
Honda Motor Co., Ltd.	159,977	$5,568,969
Toyota Motor Corp.	89,376	5,276,760

		$10,845,729

Banks — 10.7%
Banco Bilbao Vizcaya Argentaria SA	512,642	$6,301,752
Bank of America Corp.	440,431	6,716,573
BNP Paribas SA	80,000	5,308,275
Citigroup, Inc.	182,221	8,912,429
Intesa Sanpaolo SpA	2,222,811	6,600,909
JPMorgan Chase & Co.	144,288	8,321,089
Lloyds Banking Group PLC(1)	2,900,273	3,615,695
Mitsubishi UFJ Financial Group, Inc.	1,335,000	7,872,896
Mizuho Financial Group, Inc.	4,140,000	8,037,692
PNC Financial Services Group, Inc. (The)	62,786	5,183,612
Regions Financial Corp.	458,095	4,645,083
Skandinaviska Enskilda Banken AB, Class A	652,556	8,735,746
Societe Generale	133,018	6,677,828
SunTrust Banks, Inc.	111,741	4,251,745
Unione di Banche Italiane ScpA	808,833	6,659,051
Westpac Banking Corp.	183,414	5,832,573

		$103,672,948

Beverages — 2.6%
Anheuser-Busch InBev NV	116,370	$12,560,129
Constellation Brands, Inc., Class A(1)	72,868	6,066,990
Diageo PLC	202,000	6,066,529

		$24,693,648

Biotechnology — 2.6%
Biogen Idec, Inc.(1)	18,500	$6,186,215
Celgene Corp.(1)	76,140	6,635,601
Gilead Sciences, Inc.(1)	138,899	12,716,203

		$25,538,019

Capital Markets — 0.6%
Charles Schwab Corp. (The)	101,660	$2,821,065
UBS AG	154,883	2,661,127

		$5,482,192

Chemicals — 3.1%
Arkema SA	31,028	$2,876,859
BASF SE	58,145	6,017,655
LyondellBasell Industries NV, Class A	89,000	9,456,250
Monsanto Co.	48,691	5,506,465
PPG Industries, Inc.	29,974	5,945,643

		$29,802,872

1

Security	Shares	Value
Commercial Services & Supplies — 0.7%
Brambles, Ltd.	800,000	$6,925,683

		$6,925,683

Communications Equipment — 1.8%
QUALCOMM, Inc.	78,185	$5,762,234
Telefonaktiebolaget LM Ericsson, Class B	927,770	11,552,478

		$17,314,712

Consumer Finance — 2.2%
American Express Co.	44,288	$3,897,344
Discover Financial Services	280,612	17,134,169

		$21,031,513

Containers & Packaging — 0.5%
Amcor, Ltd.	559,585	$5,355,947

		$5,355,947

Diversified Telecommunication Services — 2.3%
Nippon Telegraph & Telephone Corp.	132,186	$8,777,713
Verizon Communications, Inc.	271,000	13,663,820

		$22,441,533

Electric Utilities — 0.8%
NextEra Energy, Inc.	78,270	$7,348,770

		$7,348,770

Electrical Equipment — 3.0%
Emerson Electric Co.	160,000	$10,184,000
Mitsubishi Electric Corp.	512,378	6,764,176
Nidec Corp.	70,000	4,558,866
Rockwell Automation, Inc.	69,000	7,704,540

		$29,211,582

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	411,353	$8,083,086
Yaskawa Electric Corp.	320,000	4,170,482

		$12,253,568

Energy Equipment & Services — 0.8%
FMC Technologies, Inc.(1)	127,000	$7,721,600

		$7,721,600

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	74,000	$8,697,960

		$8,697,960

Food Products — 1.8%
Hershey Co. (The)	133,000	$11,723,950
Mondelez International, Inc., Class A	150,000	5,400,000

		$17,123,950

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	134,012	$5,644,585
Medtronic, Inc.	170,000	10,495,800

		$16,140,385

Hotels, Restaurants & Leisure — 0.7%
Accor SA	52,626	$2,548,551
Compass Group PLC	277,195	4,516,774

		$7,065,325

Household Durables — 0.4%
Mohawk Industries, Inc.(1)	30,384	$3,791,012

		$3,791,012

Household Products — 1.1%
Reckitt Benckiser Group PLC	53,000	$4,678,703
Svenska Cellulosa AB SCA, Class B	224,000	5,516,231

		$10,194,934

2

Security	Shares	Value
Industrial Conglomerates — 3.3%
Danaher Corp.	162,781	$12,026,260
Koninklijke Philips NV	269,400	8,303,060
Siemens AG	95,000	11,732,132

		$32,061,452

Insurance — 3.7%
ACE, Ltd.	33,699	$3,373,270
Aflac, Inc.	73,283	4,377,926
Allianz SE	30,000	4,994,582
AXA SA	327,150	7,516,157
MetLife, Inc.	123,070	6,473,482
Prudential PLC	384,407	8,835,154

		$35,570,571

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(1)	24,000	$7,511,760

		$7,511,760

Internet Software & Services — 3.4%
Facebook, Inc., Class A(1)	139,000	$10,098,350
Google, Inc., Class C(1)	40,000	22,864,000

		$32,962,350

IT Services — 1.5%
Fiserv, Inc.(1)	147,000	$9,065,490
Visa, Inc., Class A	27,500	5,802,775

		$14,868,265

Machinery — 1.5%
Caterpillar, Inc.	140,000	$14,105,000

		$14,105,000

Media — 2.4%
ITV PLC	2,606,639	$9,149,742
Live Nation Entertainment, Inc.(1)	146,823	3,407,762
Walt Disney Co. (The)	129,279	11,102,481

		$23,659,985

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	93,976	$3,497,787

		$3,497,787

Multi-Utilities — 1.9%
National Grid PLC	759,000	$10,810,612
Sempra Energy	75,258	7,503,975

		$18,314,587

Multiline Retail — 0.8%
Dollar General Corp.(1)	74,029	$4,088,622
Macy’s, Inc.	70,715	4,086,620

		$8,175,242

Oil, Gas & Consumable Fuels — 7.3%
Chevron Corp.	110,552	$14,287,741
Devon Energy Corp.	171,057	12,914,804
Occidental Petroleum Corp.	128,000	12,506,880
Range Resources Corp.	63,431	4,794,749
Statoil ASA	435,460	12,443,083
Total SA	217,103	14,001,986

		$70,949,243

Paper & Forest Products — 0.4%
International Paper Co.	73,420	$3,487,450

		$3,487,450

3

Security	Shares	Value
Pharmaceuticals — 6.3%
AstraZeneca PLC	112,440	$8,209,965
Bayer AG	79,386	10,471,529
Chugai Pharmaceutical Co., Ltd.	140,192	4,665,997
Merck & Co., Inc.	129,689	7,358,554
Novartis AG	86,866	7,557,220
Perrigo Co. PLC	30,000	4,513,500
Roche Holding AG PC	47,270	13,718,017
Takeda Pharmaceutical Co., Ltd.	91,208	4,160,221

		$60,655,003

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.	51,380	$7,608,350

		$7,608,350

Semiconductors & Semiconductor Equipment — 0.9%
NXP Semiconductors NV(1)	133,000	$8,292,550

		$8,292,550

Software — 0.7%
Microsoft Corp.	160,000	$6,905,600

		$6,905,600

Specialty Retail — 1.8%
AutoNation, Inc.(1)	78,145	$4,166,691
Home Depot, Inc. (The)	82,324	6,655,895
Industria de Diseno Textil SA	116,420	3,400,974
Kingfisher PLC	594,173	3,001,094

		$17,224,654

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	172,200	$16,457,154
Lenovo Group, Ltd.	3,700,000	5,056,587

		$21,513,741

Textiles, Apparel & Luxury Goods — 1.6%
Adidas AG	45,392	$3,594,342
Compagnie Financiere Richemont SA, Class A	38,222	3,626,970
NIKE, Inc., Class B	46,788	3,608,758
Pandora A/S	61,721	4,223,626

		$15,053,696

Tobacco — 1.8%
Altria Group, Inc.	110,000	$4,466,000
British American Tobacco PLC	219,000	12,829,538

		$17,295,538

Wireless Telecommunication Services — 0.7%
Vodafone Group PLC	2,000,000	$6,660,183

		$6,660,183

Total Common Stocks (identified cost $776,446,459)		$841,564,369

Preferred Stocks — 8.9%

Security	Shares	Value
Banks — 4.4%
AgriBank FCB, 6.875% to 1/1/24(2)	28,968	$3,061,555
Bank of America Corp., Series U, 5.20% to 6/1/23(2)	821	779,014
Barclays Bank PLC, 8.25% to 12/15/18(2)	2,050	2,205,288
Citigroup, Inc., Series K, 6.875% to 11/15/23(2)	70,110	1,888,939
CoBank ACB, Series F, 6.25% to 10/1/22(2)(3)	21,750	2,260,641
Farm Credit Bank of Texas, Series 1, 10.00%	2,277	2,782,209
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(2)(3)	625	942,977

4

Security	Shares	Value
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(2)	1,416	$1,444,792
KeyCorp, Series A, 7.75%	13,268	1,761,327
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(3)	2,238	2,501,959
Regions Financial Corp., Series A, 6.375%	102,533	2,539,742
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(2)	614	749,636
Royal Bank of Scotland Group PLC, Series S, 6.60%	58,838	1,443,296
Societe Generale, 7.875% to 12/18/23(2)(3)	2,369	2,501,442
Standard Chartered PLC, 7.014% to 7/30/37(2)(3)	16.97	1,941,093
SunTrust Banks, Inc., Series E, 5.875%	119,140	2,832,256
Texas Capital Bancshares, Inc., 6.50%	99,990	2,444,756
Texas Capital Bancshares, Inc., Series A, 6.50%	16,300	401,795
Webster Financial Corp., Series E, 6.40%	67,815	1,676,556
Wells Fargo & Co., Series L, 7.50%	2,329	2,818,090
Wells Fargo & Co., Series T, 6.00%	42,680	1,050,141
Zions Bancorporation, Series I, 5.80% to 9/15/23(2)	1,225	1,189,672
Zions Bancorporation, Series J, 7.20% to 9/15/23(2)	1,095	1,206,729

		$42,423,905

Capital Markets — 0.4%
Affiliated Managers Group, Inc., 6.375%	40,627	$1,020,245
Bank of New York Mellon Corp. (The), 5.20%	44,812	1,037,846
State Street Corp., Series D, 5.90% to 3/15/24(2)	73,070	1,894,888

		$3,952,979

Consumer Finance — 0.6%
Capital One Financial Corp., Series B, 6.00%	93,750	$2,269,687
Discover Financial Services, Series B, 6.50%	118,800	3,039,201

		$5,308,888

Diversified Financial Services — 0.9%
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	10.55	$1,181,676
KKR Financial Holdings, LLC, Series A, 7.375%	66,100	1,698,274
Morgan Stanley, Series G, 6.625%	85,300	2,157,664
PPTT, 2006-A GS, Class A, 5.99%(3)(4)	22.71	4,032,249

		$9,069,863

Electric Utilities — 0.5%
AES Gener SA, 8.375% to 6/18/19(2)(3)	1,260	$1,430,104
Entergy Arkansas, Inc., 4.90%	34,570	798,999
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	56,072	1,230,921
Southern California Edison Co., Series E, 6.25% to 2/1/22(2)	1,016	1,139,097

		$4,599,121

Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(3)	16,860	$1,521,615

		$1,521,615

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)	5,000	$2,000,312

		$2,000,312

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	86,069	$2,126,119

		$2,126,119

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	60,168	$1,423,575

		$1,423,575

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(2)	99,305	$2,691,414

		$2,691,414

5

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.6%
American Realty Capital Properties, Inc., Series F, 6.70%	12,889	$299,669
Cedar Realty Trust, Inc., Series B, 7.25%	65,600	1,671,488
Chesapeake Lodging Trust, Series A, 7.75%	26,779	700,807
DDR Corp., Series K, 6.25%	90,500	2,215,666
Sunstone Hotel Investors, Inc., Series D, 8.00%	21,907	585,410
Taubman Centers, Inc., Series K, 6.25%	24,800	607,600

		$6,080,640

Telecommunications — 0.1%
Centaur Funding Corp., 9.08%(3)	745	$933,578

		$933,578

Thrifts & Mortgage Finance — 0.4%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(2)	1,880	$1,804,800
EverBank Financial Corp., Series A, 6.75%	80,759	1,997,978

		$3,802,778

Total Preferred Stocks (identified cost $85,838,063)		$85,934,787

Corporate Bonds & Notes — 3.0%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.9%
Banco do Brasil SA, 6.25% to 4/15/24, 10/29/49(2)(3)	$800	$626,080
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(2)(3)	1,705	1,727,421
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(2)(3)	2,371	2,521,558
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(2)(3)	2,229	2,238,808
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(2)(3)	950	1,313,375
Regions Financial Corp., 7.375%, 12/10/37	195	247,019

		$8,674,261

Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(2)(3)	$820	$848,700

		$848,700

Diversified Financial Services — 0.4%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(2)(3)	$1,173	$1,167,135
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(3)	2,721	2,476,110

		$3,643,245

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(2)(3)	$2,232	$2,338,020

		$2,338,020

Electric Utilities — 0.5%
Enel SpA, 8.75% to 9/24/23, 9/24/73(2)(3)	$1,908	$2,260,980
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	2,603	2,663,171

		$4,924,151

Insurance — 0.7%
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(2)	$713	$1,147,039
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(2)(3)	1,700	1,789,250
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(2)(3)	530	574,499
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(2)	3,127	3,072,277

		$6,583,065

6

Security	Principal Amount (000’s omitted)	Value
Pipelines — 0.2%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(2)(3)	$1,469	$1,432,275
Energy Transfer Partners, LP, 3.243%, 11/1/66(4)	50	47,000

		$1,479,275

Total Corporate Bonds & Notes (identified cost $26,513,650)		$28,490,717

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$2,354	$2,354,273

Total Short-Term Investments (identified cost $2,354,273)		$2,354,273

Total Investments — 99.3% (identified cost $891,152,445)		$958,344,146

Other Assets, Less Liabilities — 0.7%		$6,639,055

Net Assets — 100.0%		$964,983,201

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PPTT	-	Preferred Pass-Through Trust

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $39,379,869 or 4.1% of the Fund’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $14,567.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	58.3%	$558,854,779
United Kingdom	8.7	83,029,734
Japan	6.2	59,853,772
France	4.5	42,764,589
Germany	3.8	36,810,240
Switzerland	3.5	33,175,412
Netherlands	3.0	28,389,880
Sweden	2.7	25,804,455
Australia	1.9	18,114,203
Italy	1.6	15,520,940

7

Country	Percentage of Total Investments	Value
Belgium	1.3%	$12,560,129
Norway	1.3	12,443,083
Spain	1.0	9,702,726
Ireland	0.8	7,585,777
Hong Kong	0.5	5,056,587
Denmark	0.4	4,223,626
Brazil	0.3	2,353,501
Cayman Islands	0.2	2,100,713

Total Investments	100.0%	$958,344,146

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$892,090,704

Gross unrealized appreciation	$86,158,259
Gross unrealized depreciation	(19,904,817)

Net unrealized appreciation	$66,253,442

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$48,419,601	$44,907,802		$—	$93,327,403
Consumer Staples	36,354,900	41,651,130		—	78,006,030
Energy	52,225,774	26,445,069		—	78,670,843
Financials	83,716,137	89,649,437		—	173,365,574
Health Care	53,550,458	48,782,949		—	102,333,407
Industrials	66,557,280	38,283,917		—	104,841,197
Information Technology	93,331,239	20,779,547		—	114,110,786
Materials	27,893,595	14,250,461		—	42,144,056
Telecommunication Services	13,663,820	15,437,896		—	29,101,716
Utilities	14,852,745	10,810,612		—	25,663,357
Total Common Stocks	$490,565,549	$350,998,820	*	$—	$841,564,369
Preferred Stocks
Consumer Staples	$—	$1,521,615		$—	$1,521,615
Energy	—	2,691,414		—	2,691,414
Financials	17,996,103	54,643,262		—	72,639,365
Industrials	—	2,126,119		—	2,126,119
Telecommunication Services	—	933,578		—	933,578
Utilities	1,423,575	4,599,121		—	6,022,696
Total Preferred Stocks	$19,419,678	$66,515,109		$—	$85,934,787
Corporate Bonds & Notes	$—	$28,490,717		$—	$28,490,717
Short-Term Investments	—	2,354,273		—	2,354,273
Total Investments	$509,985,227	$448,358,919		$—	$958,344,146

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

July 31, 2014 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $64,073,208 and the Fund owned 58.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 1.5%
Precision Castparts Corp.	7,300	$1,670,240

		$1,670,240

Airlines — 1.0%
Copa Holdings SA, Class A	7,300	$1,108,651

		$1,108,651

Banks — 2.4%
Citigroup, Inc.	38,100	$1,863,471
Regions Financial Corp.	78,500	795,990

		$2,659,461

Beverages — 2.3%
Anheuser-Busch InBev NV ADR	12,700	$1,371,346
Constellation Brands, Inc., Class A(1)	13,728	1,142,993

		$2,514,339

Biotechnology — 7.0%
Biogen Idec, Inc.(1)	6,700	$2,240,413
Celgene Corp.(1)	17,200	1,498,980
Gilead Sciences, Inc.(1)	33,500	3,066,925
Vertex Pharmaceuticals, Inc.(1)	10,400	924,664

		$7,730,982

Building Products — 2.2%
Armstrong World Industries, Inc.(1)	21,079	$1,026,126
Fortune Brands Home & Security, Inc.	35,900	1,356,661

		$2,382,787

Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	6,300	$1,255,275
Charles Schwab Corp. (The)	58,000	1,609,500

		$2,864,775

Chemicals — 4.1%
Celanese Corp., Series A	16,700	$972,107
Monsanto Co.	21,739	2,458,464
Praxair, Inc.	8,900	1,140,446

		$4,571,017

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.	34,450	$1,630,863

		$1,630,863

Communications Equipment — 1.1%
Riverbed Technology, Inc.(1)	67,800	$1,213,620

		$1,213,620

Consumer Finance — 0.8%
Discover Financial Services	14,900	$909,794

		$909,794

Electrical Equipment — 1.5%
AMETEK, Inc.	34,300	$1,670,067

		$1,670,067

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.1%
InvenSense, Inc.(1)	51,400	$1,182,714

		$1,182,714

Energy Equipment & Services — 2.5%
FMC Technologies, Inc.(1)	18,869	$1,147,235
Schlumberger, Ltd.	14,900	1,615,011

		$2,762,246

Food Products — 3.7%
Hain Celestial Group, Inc. (The)(1)	12,710	$1,086,705
Hershey Co. (The)	14,800	1,304,620
Mondelez International, Inc., Class A	46,000	1,656,000

		$4,047,325

Health Care Equipment & Supplies — 3.2%
Analogic Corp.	10,400	$747,864
Medtronic, Inc.	18,033	1,113,358
Stryker Corp.	20,400	1,627,308

		$3,488,530

Health Care Providers & Services — 1.4%
Brookdale Senior Living, Inc.(1)	44,500	$1,541,925

		$1,541,925

Household Durables — 0.9%
Mohawk Industries, Inc.(1)	7,921	$988,303

		$988,303

Household Products — 0.8%
Colgate-Palmolive Co.	14,200	$900,280

		$900,280

Internet & Catalog Retail — 5.9%
Amazon.com, Inc.(1)	8,529	$2,669,492
Netflix, Inc.(1)	3,200	1,352,704
Priceline Group, Inc. (The)(1)	2,043	2,538,325

		$6,560,521

Internet Software & Services — 6.8%
Facebook, Inc., Class A(1)	31,800	$2,310,270
Google, Inc., Class A(1)	4,500	2,607,975
Google, Inc., Class C(1)	4,500	2,572,200

		$7,490,445

IT Services — 2.0%
Visa, Inc., Class A	10,500	$2,215,605

		$2,215,605

Leisure Products — 2.5%
Brunswick Corp.	23,620	$952,595
Polaris Industries, Inc.	12,134	1,790,250

		$2,742,845

Machinery — 0.9%
Colfax Corp.(1)	16,200	$1,020,114

		$1,020,114

Media — 1.9%
Twenty-First Century Fox, Inc., Class B	31,653	$1,002,134
Walt Disney Co. (The)	13,353	1,146,756

		$2,148,890

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.8%
Devon Energy Corp.	9,950	$751,225
EOG Resources, Inc.	13,394	1,465,839
Range Resources Corp.	12,100	914,639

		$3,131,703

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	11,246	$826,131

		$826,131

Pharmaceuticals — 3.3%
Jazz Pharmaceuticals PLC(1)	5,974	$834,747
Perrigo Co. PLC	10,400	1,564,680
Roche Holding AG ADR	35,600	1,293,170

		$3,692,597

Road & Rail — 2.8%
Avis Budget Group, Inc.(1)	15,370	$863,640
J.B. Hunt Transport Services, Inc.	14,100	1,089,366
Kansas City Southern	10,732	1,170,432

		$3,123,438

Semiconductors & Semiconductor Equipment — 5.3%
Avago Technologies, Ltd.	36,400	$2,525,432
Monolithic Power Systems, Inc.	32,100	1,323,804
NXP Semiconductors NV(1)	20,785	1,295,945
Teradyne, Inc.	40,529	738,438

		$5,883,619

Software — 5.6%
Adobe Systems, Inc.(1)	24,954	$1,724,571
Guidewire Software, Inc.(1)	30,200	1,223,100
salesforce.com, inc.(1)	33,800	1,833,650
VMware, Inc., Class A(1)	14,200	1,410,912

		$6,192,233

Specialty Retail — 3.4%
Home Depot, Inc. (The)	13,877	$1,121,955
TJX Cos., Inc. (The)	20,286	1,081,041
Tractor Supply Co.	25,600	1,591,552

		$3,794,548

Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	59,738	$5,709,161
EMC Corp.	59,600	1,746,280

		$7,455,441

Trading Companies & Distributors — 3.2%
United Rentals, Inc.(1)	19,100	$2,022,690
W.W. Grainger, Inc.	6,200	1,457,930

		$3,480,620

Total Common Stocks (identified cost $74,397,356)		$105,596,669

Short-Term Investments — 4.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$4,996	$4,995,598

Total Short-Term Investments (identified cost $4,995,598)		$4,995,598

3

Value
Total Investments — 100.1% (identified cost $79,392,954)	$110,592,267

Other Assets, Less Liabilities — (0.1)%	$(65,805)

Net Assets — 100.0%	$110,526,462

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $4,000.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,406,695

Gross unrealized appreciation	$32,030,585
Gross unrealized depreciation	(845,013)

Net unrealized appreciation	$31,185,572

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	435	$24,509
Options exercised	(187)	(8,278)
Options expired	(248)	(16,231)

Outstanding, end of period	—	$—

The Portfolio did not have any open financial instruments at July 31, 2014.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended July 31, 2014, the Portfolio entered into option transactions on individual securities that it holds to generate premium income.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$105,596,669	*	$—	$—	$105,596,669
Short-Term Investments	—		4,995,598	—	4,995,598
Total Investments	$105,596,669		$4,995,598	$—	$110,592,267

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

4

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Small-Cap Fund

July 31, 2014 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $102,910,293 and the Fund owned 71.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%
Security	Shares	Value
Auto Components — 2.3%
Dana Holding Corp.	149,840	$3,353,419

		$3,353,419

Banks — 5.7%
PacWest Bancorp	37,130	$1,547,207
Signature Bank(1)	23,960	2,740,784
South State Corp.	26,318	1,529,339
Texas Capital Bancshares, Inc.(1)	45,052	2,344,957

		$8,162,287

Building Products — 1.6%
Armstrong World Industries, Inc.(1)	48,650	$2,368,282

		$2,368,282

Capital Markets — 5.9%
Cohen & Steers, Inc.	56,157	$2,331,077
HFF, Inc., Class A	68,790	2,336,108
Lazard, Ltd., Class A	72,200	3,776,060

		$8,443,245

Chemicals — 4.9%
Balchem Corp.	69,170	$3,458,500
Cytec Industries, Inc.	35,910	3,621,524

		$7,080,024

Commercial Services & Supplies — 3.3%
Interface, Inc.	123,120	$1,951,452
Team, Inc.(1)	69,754	2,762,956

		$4,714,408

Communications Equipment — 1.4%
Riverbed Technology, Inc.(1)	109,280	$1,956,112

		$1,956,112

Diversified Consumer Services — 0.8%
ServiceMaster Global Holdings, Inc.(1)	66,176	$1,162,712

		$1,162,712

Electrical Equipment — 1.7%
Generac Holdings, Inc.(1)	57,900	$2,512,860

		$2,512,860

Electronic Equipment, Instruments & Components — 7.3%
FEI Co.	40,160	$3,076,256
FLIR Systems, Inc.	75,890	2,525,619
Methode Electronics, Inc.	87,510	2,798,570
National Instruments Corp.	65,165	2,074,854

		$10,475,299

Energy Equipment & Services — 1.5%
Seventy Seven Energy, Inc.(1)	93,920	$2,106,626

		$2,106,626

Food & Staples Retailing — 1.8%
United Natural Foods, Inc.(1)	44,300	$2,596,866

		$2,596,866

1

Security	Shares	Value
Health Care Equipment & Supplies — 6.3%
Analogic Corp.	39,260	$2,823,187
ICU Medical, Inc.(1)	29,970	1,745,752
West Pharmaceutical Services, Inc.	54,940	2,238,805
Wright Medical Group, Inc.(1)	73,670	2,270,509

		$9,078,253

Health Care Providers & Services — 3.7%
AmSurg Corp.(1)	48,438	$2,313,399
Team Health Holdings, Inc.(1)	52,460	2,966,613

		$5,280,012

Hotels, Restaurants & Leisure — 1.5%
Krispy Kreme Doughnuts, Inc.(1)	143,180	$2,192,086

		$2,192,086

Household Durables — 1.3%
Ryland Group, Inc. (The)	57,520	$1,846,392

		$1,846,392

Household Products — 1.7%
Church & Dwight Co., Inc.	38,060	$2,442,691

		$2,442,691

Independent Power and Renewable Electricity Producers — 0.5%
NextEra Energy Partners LP(1)	22,360	$761,134

		$761,134

Insurance — 6.3%
Aspen Insurance Holdings, Ltd.	26,029	$1,041,420
Endurance Specialty Holdings, Ltd.	28,340	1,498,903
HCC Insurance Holdings, Inc.	48,370	2,257,912
Horace Mann Educators Corp.	79,150	2,267,647
Stewart Information Services Corp.	67,140	1,978,616

		$9,044,498

IT Services — 5.4%
Cardtronics, Inc.(1)	23,090	$890,350
Euronet Worldwide, Inc.(1)	73,050	3,655,422
WEX, Inc.(1)	30,180	3,257,026

		$7,802,798

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	112,420	$2,555,307

		$2,555,307

Machinery — 4.3%
RBC Bearings, Inc.	53,186	$2,950,759
Valmont Industries, Inc.	22,540	3,282,500

		$6,233,259

Marine — 1.8%
Kirby Corp.(1)	22,120	$2,576,095

		$2,576,095

Multiline Retail — 1.5%
Burlington Stores, Inc.(1)	22,550	$738,062
Tuesday Morning Corp.(1)	89,690	1,476,297

		$2,214,359

Oil, Gas & Consumable Fuels — 5.5%
Goodrich Petroleum Corp.(1)	156,930	$3,022,472
Kodiak Oil & Gas Corp.(1)	150,930	2,345,452
PDC Energy, Inc.(1)	45,700	2,479,682

		$7,847,606

2

Security	Shares	Value
Paper & Forest Products — 0.7%
Boise Cascade Co.(1)	37,181	$1,046,645

		$1,046,645

Real Estate Investment Trusts (REITs) — 5.0%
Gramercy Property Trust, Inc.	206,078	$1,217,921
PS Business Parks, Inc.	39,521	3,260,483
Sovran Self Storage, Inc.	16,170	1,240,562
Terreno Realty Corp.	82,580	1,544,246

		$7,263,212

Road & Rail — 1.9%
Avis Budget Group, Inc.(1)	49,200	$2,764,548

		$2,764,548

Semiconductors & Semiconductor Equipment — 3.4%
Cypress Semiconductor Corp.(1)	247,360	$2,500,810
Teradyne, Inc.	134,570	2,451,865

		$4,952,675

Software — 2.1%
Mentor Graphics Corp.	154,950	$3,060,263

		$3,060,263

Specialty Retail — 2.0%
Restoration Hardware Holding, Inc.(1)	35,280	$2,885,551

		$2,885,551

Transportation Infrastructure — 1.5%
Wesco Aircraft Holdings, Inc.(1)	112,200	$2,126,190

		$2,126,190

Total Common Stocks (identified cost $102,465,644)		$138,905,714

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 3.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	$4,513	$4,513,318

Total Short-Term Investments (identified cost $4,513,318)		$4,513,318

Total Investments — 99.5% (identified cost $107,458,962)		$143,419,032

Other Assets, Less Liabilities — 0.5%		$725,315

Net Assets — 100.0%		$144,144,347

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Restricted security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $4,716.

The Portfolio did not have any open financial instruments at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,416,219

Gross unrealized appreciation	$38,778,643
Gross unrealized depreciation	(2,775,830)

Net unrealized appreciation	$36,002,813

Restricted Securities

At July 31, 2014, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities			$480,000	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3**		Total
Common Stocks	$138,905,714	*	$—	$—		$138,905,714
Special Warrants	—		—	0	*	0
Short-Term Investments	—		4,513,318	—		4,513,318
Total Investments	$138,905,714		$4,513,318	$0		$143,419,032

4

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2014 is not presented. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Small-Cap Value Fund

July 31, 2014 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $43,858,881 and the Fund owned 54.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Aerospace & Defense — 1.8%
Ducommun, Inc.(1)	53,114	$1,468,602

		$1,468,602

Airlines — 2.1%
Spirit Airlines, Inc.(1)	26,185	$1,713,023

		$1,713,023

Auto Components — 2.0%
Dana Holding Corp.	71,838	$1,607,734

		$1,607,734

Banks — 15.6%
1st Source Corp.	31,672	$899,168
Bridge Capital Holdings(1)	32,896	701,672
ConnectOne Bancorp, Inc.	131,003	2,489,049
Eagle Bancorp, Inc.(1)	65,627	2,186,035
First Business Financial Services, Inc.	24,477	1,067,687
German American Bancorp, Inc.	21,072	544,711
Peoples Bancorp, Inc.	25,284	589,876
Prosperity Bancshares, Inc.	39,780	2,312,411
South State Corp.	13,268	771,004
Texas Capital Bancshares, Inc.(1)	19,134	995,925

		$12,557,538

Building Products — 3.3%
A.O. Smith Corp.	57,776	$2,698,139

		$2,698,139

Chemicals — 4.6%
Calgon Carbon Corp.(1)	53,770	$1,139,924
Innophos Holdings, Inc.	23,076	1,394,483
RPM International, Inc.	26,400	1,166,352

		$3,700,759

Construction & Engineering — 3.1%
EMCOR Group, Inc.	28,605	$1,170,803
MasTec, Inc.(1)	48,813	1,327,225

		$2,498,028

Containers & Packaging — 1.9%
AptarGroup, Inc.	25,148	$1,536,543

		$1,536,543

Distributors — 2.4%
Core-Mark Holding Co., Inc.	40,886	$1,929,819

		$1,929,819

Electric Utilities — 4.3%
Cleco Corp.	32,704	$1,822,921
Portland General Electric Co.	52,565	1,678,400

		$3,501,321

Energy Equipment & Services — 1.9%
Hornbeck Offshore Services, Inc.(1)	35,012	$1,530,024

		$1,530,024

1

Security	Shares	Value
Food Products — 4.4%
Darling Ingredients, Inc.(1)	83,167	$1,556,886
Inventure Foods, Inc.(1)	164,955	1,987,708

		$3,544,594

Health Care Equipment & Supplies — 4.0%
Analogic Corp.	16,005	$1,150,919
Teleflex, Inc.	19,367	2,086,601

		$3,237,520

Insurance — 5.7%
Federated National Holding Co.	91,769	$1,850,980
Horace Mann Educators Corp.	40,269	1,153,707
Protective Life Corp.	23,402	1,623,631

		$4,628,318

IT Services — 1.4%
MAXIMUS, Inc.	26,402	$1,091,987

		$1,091,987

Machinery — 7.0%
Barnes Group, Inc.	53,432	$1,830,046
Crane Co.	22,107	1,516,761
EnPro Industries, Inc.(1)	34,016	2,327,375

		$5,674,182

Oil, Gas & Consumable Fuels — 4.9%
Stone Energy Corp.(1)	71,065	$2,704,023
VAALCO Energy, Inc.(1)	179,165	1,236,239

		$3,940,262

Pharmaceuticals — 2.3%
Prestige Brands Holdings, Inc.(1)	61,045	$1,880,186

		$1,880,186

Road & Rail — 4.5%
Old Dominion Freight Line, Inc.(1)	22,916	$1,454,708
Saia, Inc.(1)	47,212	2,155,228

		$3,609,936

Semiconductors & Semiconductor Equipment — 9.1%
Entegris, Inc.(1)	153,815	$1,767,335
Photronics, Inc.(1)	241,556	1,925,201
Silicon Motion Technology Corp. ADR	71,777	1,655,178
Synaptics, Inc.(1)	27,305	1,972,240

		$7,319,954

Software — 1.8%
NICE Systems, Ltd. ADR	36,325	$1,436,291

		$1,436,291

Specialty Retail — 1.1%
Stage Stores, Inc.	49,714	$895,846

		$895,846

Textiles, Apparel & Luxury Goods — 3.6%
Hanesbrands, Inc.	8,458	$826,431
Iconix Brand Group, Inc.(1)	49,700	2,098,831

		$2,925,262

Thrifts & Mortgage Finance — 1.3%
First Defiance Financial Corp.	38,241	$1,032,889

		$1,032,889

Total Common Stocks (identified cost $50,229,235)		$75,958,757

2

Short-Term Investments — 4.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/14	$3,995	$3,994,926

Total Short-Term Investments (identified cost $3,994,926)		$3,994,926

Total Investments — 99.0% (identified cost $54,224,161)		$79,953,683

Other Assets, Less Liabilities — 1.0%		$793,199

Net Assets — 100.0%		$80,746,882

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,283,938

Gross unrealized appreciation	$25,834,071
Gross unrealized depreciation	(164,326)

Net unrealized appreciation	$25,669,745

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$75,958,757	*	$—	$—	$75,958,757
Short-Term Investments	—		3,994,926	—	3,994,926
Total Investments	$75,958,757		$3,994,926	$—	$79,953,683

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Tax-Managed Value Fund

July 31, 2014 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $624,901,989 and the Fund owned 84.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 4.6%
Boeing Co. (The)	120,000	$14,457,600
Honeywell International, Inc.	85,000	7,805,550
United Technologies Corp.	113,000	11,881,950

		$34,145,100

Banks — 19.2%
Bank of America Corp.	1,646,702	$25,112,205
Citigroup, Inc.	469,250	22,951,018
Fifth Third Bancorp	340,000	6,963,200
JPMorgan Chase & Co.	375,000	21,626,250
KeyCorp	700,000	9,478,000
PNC Financial Services Group, Inc. (The)	168,900	13,944,384
Regions Financial Corp.	1,025,000	10,393,500
SunTrust Banks, Inc.	130,000	4,946,500
U.S. Bancorp	190,000	7,985,700
Wells Fargo & Co.	386,390	19,667,251

		$143,068,008

Biotechnology — 0.8%
Gilead Sciences, Inc.(1)	67,219	$6,153,899

		$6,153,899

Capital Markets — 3.9%
Ameriprise Financial, Inc.	80,000	$9,568,000
Goldman Sachs Group, Inc. (The)	35,660	6,164,544
Morgan Stanley	200,000	6,468,000
State Street Corp.	100,000	7,044,000

		$29,244,544

Chemicals — 2.6%
LyondellBasell Industries NV, Class A	93,156	$9,897,825
Syngenta AG ADR(2)	127,993	9,079,823

		$18,977,648

Communications Equipment — 0.8%
QUALCOMM, Inc.	85,000	$6,264,500

		$6,264,500

Consumer Finance — 2.8%
American Express Co.	236,960	$20,852,480

		$20,852,480

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	279,450	$14,089,869

		$14,089,869

Electric Utilities — 2.1%
NextEra Energy, Inc.	165,000	$15,491,850

		$15,491,850

Electrical Equipment — 1.5%
Eaton Corp. PLC	80,000	$5,433,600
Emerson Electric Co.	85,000	5,410,250

		$10,843,850

Energy Equipment & Services — 0.9%
Cameron International Corp.(1)	90,000	$6,381,900

		$6,381,900

1

Security	Shares	Value
Food & Staples Retailing — 2.4%
CVS Caremark Corp.	235,175	$17,957,963

		$17,957,963

Food Products — 1.4%
Nestle SA	145,000	$10,735,800

		$10,735,800

Health Care Equipment & Supplies — 1.3%
Covidien PLC	114,290	$9,887,228

		$9,887,228

Health Care Providers & Services — 1.6%
UnitedHealth Group, Inc.	148,550	$12,039,978

		$12,039,978

Household Durables — 0.5%
Mohawk Industries, Inc.(1)	30,000	$3,743,100

		$3,743,100

Insurance — 4.9%
MetLife, Inc.	240,000	$12,624,000
Prudential Financial, Inc.	122,300	10,636,431
Travelers Companies, Inc. (The)	65,000	5,821,400
XL Group PLC	220,000	7,092,800

		$36,174,631

Internet Software & Services — 1.5%
Google, Inc., Class A(1)	10,000	$5,795,500
Google, Inc., Class C(1)	10,000	5,716,000

		$11,511,500

IT Services — 1.1%
International Business Machines Corp.	40,910	$7,841,220

		$7,841,220

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	105,000	$12,757,500

		$12,757,500

Machinery — 0.9%
Caterpillar, Inc.	67,500	$6,800,625

		$6,800,625

Media — 4.3%
Comcast Corp., Class A	200,000	$10,746,000
Time Warner, Inc.	55,000	4,566,100
Time, Inc.(1)	6,875	165,688
Walt Disney Co. (The)	190,000	16,317,200

		$31,794,988

Multi-Utilities — 2.2%
Sempra Energy	165,000	$16,452,150

		$16,452,150

Multiline Retail — 1.6%
Dollar General Corp.(1)	75,000	$4,142,250
Macy’s, Inc.	128,350	7,417,347

		$11,559,597

Oil, Gas & Consumable Fuels — 13.9%
Apache Corp.	50,000	$5,133,000
Chevron Corp.	150,000	19,386,000
ConocoPhillips	215,000	17,737,500
EOG Resources, Inc.	100,000	10,944,000
Exxon Mobil Corp.	200,000	19,788,000
Occidental Petroleum Corp.	184,590	18,036,289
Phillips 66	155,000	12,572,050

		$103,596,839

2

Security	Shares	Value
Pharmaceuticals — 7.2%
Johnson & Johnson	45,000	$4,504,050
Merck & Co., Inc.	385,000	21,844,900
Pfizer, Inc.	644,840	18,506,908
Roche Holding AG PC	30,000	8,706,167

		$53,562,025

Real Estate Investment Trusts (REITs) — 3.6%
AvalonBay Communities, Inc.	70,000	$10,365,600
Boston Properties, Inc.	60,000	7,167,000
Simon Property Group, Inc.	55,000	9,250,450

		$26,783,050

Road & Rail — 2.1%
Union Pacific Corp.	156,080	$15,344,225

		$15,344,225

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	275,000	$9,319,750

		$9,319,750

Software — 1.7%
Microsoft Corp.	150,000	$6,474,000
Oracle Corp.	161,770	6,533,890

		$13,007,890

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	81,606	$7,799,085

		$7,799,085

Tobacco — 0.5%
Reynolds American, Inc.	70,000	$3,909,500

		$3,909,500

Total Common Stocks (identified cost $372,255,420)		$728,092,292

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.04%(3)(4)	$1,440	$1,440,159
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	14,846	14,846,452

Total Short-Term Investments (identified cost $16,286,611)		$16,286,611

Total Investments — 100.0% (identified cost $388,542,031)		$744,378,903

Other Assets, Less Liabilities — (0.0)%(5)		$(125,251)

Net Assets — 100.0%		$744,253,652

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2014.

3

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At July 31, 2014, the Portfolio loaned securities having a market value of $1,414,047 and received $1,440,159 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 were $494 and $11,640, respectively.

(5)	Amount is less than (0.05)%.

The Portfolio did not have any open financial instruments at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$392,485,616

Gross unrealized appreciation	$353,990,263
Gross unrealized depreciation	(2,096,976)

Net unrealized appreciation	$351,893,287

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$47,097,685	$—		$—	$47,097,685
Consumer Staples	21,867,463	10,735,800		—	32,603,263
Energy	109,978,739	—		—	109,978,739
Financials	256,122,713	—		—	256,122,713
Health Care	85,694,463	8,706,167		—	94,400,630
Industrials	67,133,800	—		—	67,133,800
Information Technology	55,743,945	—		—	55,743,945
Materials	18,977,648	—		—	18,977,648
Telecommunication Services	14,089,869	—		—	14,089,869
Utilities	31,944,000	—		—	31,944,000
Total Common Stocks	$708,650,325	$19,441,967	*	$—	$728,092,292
Short-Term Investments	$—	$16,286,611		$—	$16,286,611
Total Investments	$708,650,325	$35,728,578		$—	$744,378,903

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

U.S. Government Money Market Fund

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Government Agency Obligations — 94.1%

Security	Principal Amount (000’s omitted)	Value
Federal Agricultural Mortgage Corp.:
Discount Note 0.01%, 8/1/14	$13,607	$13,607,000

		$13,607,000

Federal Farm Credit Bank:
0.19%, 9/29/14(1)	$1,000	$1,000,149

		$1,000,149

Federal Home Loan Bank:
0.091%, 8/19/14(1)	$5,000	$4,999,987
0.096%, 8/21/14(1)	2,000	2,000,000
3.25%, 9/12/14	5,035	5,052,932
0.18%, 10/1/14	1,750	1,750,114
0.122%, 11/6/14(1)	1,500	1,500,045
0.104%, 11/26/14(1)	2,000	1,999,943
0.131%, 12/9/14(1)	5,500	5,500,381
0.20%, 1/9/15	2,000	2,000,000
0.10%, 1/23/15	2,000	1,999,837
0.101%, 2/5/15(1)	5,000	5,000,000
0.106%, 3/20/15(1)	3,000	2,999,913
Discount Note, 0.066%, 8/4/14	3,500	3,499,981
Discount Note, 0.061%, 8/6/14	1,500	1,499,988
Discount Note, 0.066%, 8/8/14	2,500	2,499,968
Discount Note, 0.051%, 8/13/14	2,300	2,299,962
Discount Note, 0.061%, 8/15/14	2,300	2,299,946
Discount Note, 0.071%, 8/22/14	1,740	1,739,929
Discount Note, 0.081%, 8/27/14	3,000	2,999,827
Discount Note, 0.081%, 8/29/14	2,500	2,499,844
Discount Note, 0.086%, 9/3/14	900	899,930
Discount Note, 0.076%, 9/4/14	2,800	2,799,802
Discount Note, 0.081%, 9/5/14	1,300	1,299,899
Discount Note, 0.08%, 9/10/14	940	939,916
Discount Note, 0.071%, 9/17/14	2,000	1,999,817
Discount Note, 0.081%, 9/19/14	2,000	1,999,782
Discount Note, 0.081%, 10/3/14	1,420	1,419,801
Discount Note, 0.091%, 10/8/14	1,300	1,299,779
Discount Note, 0.086%, 10/10/14	2,000	1,999,669
Discount Note, 0.091%, 10/17/14	2,010	2,009,613
Discount Note, 0.091%, 10/22/14	900	899,816
Discount Note, 0.101%, 11/5/14	1,700	1,699,547

		$73,409,968

Federal Home Loan Mortgage Corp.:
0.75%, 11/25/14	$1,445	$1,447,815
Discount Note, 0.051%, 8/1/14	1,900	1,900,000
Discount Note, 0.075%, 9/2/14	527	526,965
Discount Note, 0.091%, 10/15/14	800	799,850

		$4,674,630

Federal National Mortgage Association:
0.875%, 8/28/14	$1,500	$1,500,825
0.625%, 10/30/14	3,764	3,768,858
Discount Note, 0.071%, 8/18/14	1,384	1,383,954
Discount Note, 0.071%, 9/4/14	2,200	2,199,855

1

Security	Principal Amount (000’s omitted)	Value
Discount Note, 0.066%, 9/8/14	$1,669	$1,668,885
Discount Note, 0.071%, 10/1/14	5,137	5,136,361
Discount Note, 0.081%, 10/6/14	1,566	1,565,770
Discount Note, 0.081%, 10/7/14	2,800	2,799,583

		$20,024,091

Total U.S. Government Agency Obligations (amortized cost $112,715,838)		$112,715,838

Total Investments — 94.1% (amortized cost $112,715,838)(2)		$112,715,838

Other Assets, Less Liabilities — 5.9%		$7,051,966

Net Assets — 100.0%		$119,767,804

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(2)	Cost for federal income taxes is the same.

The Fund did not have any open financial instruments at July 31, 2014.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at amortized cost, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$112,715,838	$—	$112,715,838
Total Investments	$—	$112,715,838	$—	$112,715,838

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

2

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014